Schedule of Investments (Unaudited)	January 31, 2023

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 99.5%
AUSTRALIA — 1.1%
Materials — 1.1%
Kingsgate Consolidated * (A)	5,521,617	$6,225,311
Silver Mines * (A)	32,535,446	4,699,865
TOTAL AUSTRALIA		10,925,176
BOSNIA AND HERZEGOVINA — 1.6%
Materials — 1.6%
Adriatic Metals, Cl CDI * (A)	7,494,530	16,635,265
BRAZIL — 25.9%
Materials — 25.9%
Wheaton Precious Metals (A)	5,781,518	264,446,633
CANADA — 37.1%
Materials — 37.1%
AbraSilver Resource *	11,591,475	2,910,139
Americas Gold & Silver * (A)	5,020,973	3,123,174
Aya Gold & Silver * (A)	2,503,196	15,176,570
Blackrock Silver * (A)	4,171,056	1,625,472
Discovery Silver *	6,880,029	6,857,600
Endeavour Silver * (A)	5,301,822	18,397,322
First Majestic Silver (A)	4,897,380	38,574,185
Fortuna Silver Mines * (A)	8,110,812	31,243,357
GoGold Resources * (A)	7,612,402	12,722,042
MAG Silver * (A)	2,477,976	33,928,596
McEwen Mining * (A)	1,093,700	7,338,727
New Pacific Metals * (A)	2,343,457	6,146,888
Pan American Silver (A)	4,901,769	89,359,249
Prime Mining * (A)	2,414,407	3,799,794
Santacruz Silver Mining *	8,571,311	2,537,316
Silvercorp Metals	4,762,163	16,524,011
SilverCrest Metals * (A)	3,956,089	25,793,813
SSR Mining (A)	3,363,344	56,975,047
Vizsla Silver *	3,806,390	4,592,714
TOTAL CANADA		377,626,016

Schedule of Investments (Unaudited)	January 31, 2023

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 10.0%
Materials — 10.0%
Fresnillo	4,724,830	$47,778,788
Industrias Penoles *	3,765,695	53,753,293
TOTAL MEXICO		101,532,081
PERU — 6.1%
Materials — 6.1%
Cia de Minas Buenaventura SAA ADR (A)	5,837,226	47,223,158
Hochschild Mining	8,375,131	7,047,326
Volcan Cia Minera SAA *	65,227,137	8,481,411
TOTAL PERU		62,751,895
SOUTH KOREA — 8.3%
Materials — 8.3%
Korea Zinc *	192,096	84,367,540
UNITED STATES — 9.4%
Materials — 9.4%
Coeur Mining *	7,803,424	30,355,319
Gatos Silver * (A)	1,317,821	6,799,956
Gold Resource	2,488,575	4,305,235
Golden Minerals * (A)	3,458,750	1,015,143
Hecla Mining (A)	8,729,768	53,862,669
TOTAL UNITED STATES		96,338,322
TOTAL COMMON STOCK
(Cost $1,121,125,996)		1,014,622,928
SHORT-TERM INVESTMENT(B)(C) — 3.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.240%
(Cost $30,404,663)	30,404,663	30,404,663

Schedule of Investments (Unaudited)	January 31, 2023

Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 10.2%
BNP Paribas
4.210%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $103,421,550 (collateralized by various U.S. Treasury Obligations, ranging in par value $6,388,603 - $7,867,539, 1.000% - 2.125%, 12/15/2024 - 05/15/2025, with a total market value of $105,341,891)
(Cost $103,409,457)	$103,409,457	$103,409,457
TOTAL INVESTMENTS — 112.7%
(Cost $1,254,940,116)		$1,148,437,048

Percentages are based on Net Assets of $1,018,699,396.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2023.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,014,622,928	$—	$—	$1,014,622,928
Short-Term Investment	30,404,663	—	—	30,404,663
Repurchase Agreement	—	103,409,457	—	103,409,457
Total Investments in Securities	$1,045,027,591	$103,409,457	$—	$1,148,437,048

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 100.1%
AUSTRALIA — 25.7%
Materials — 25.7%
Bellevue Gold *	749,231	$630,897
Capricorn Metals * (A)	205,917	657,302
De Grey Mining *	802,370	842,434
Firefinch * (B)	825,148	74,192
Gold Road Resources	780,384	904,584
Leo Lithium *	735,105	315,976
Mincor Resources NL * (A)	267,543	286,558
OceanaGold *	533,529	1,151,545
Perseus Mining	1,029,000	1,551,686
Ramelius Resources	630,688	444,416
Red 5 *	1,341,502	198,511
Regis Resources	566,034	853,554
Silver Lake Resources *	701,209	642,341
SolGold *	811,114	161,568
St. Barbara *	610,929	327,174
Tietto Minerals * (A)	557,204	294,476
West African Resources *	686,277	539,199
Westgold Resources *	348,149	298,068
TOTAL AUSTRALIA		10,174,481
BURKINA FASO — 3.9%
Materials — 3.9%
Endeavour Mining	66,061	1,552,076
CANADA — 41.1%
Financials — 2.7%
Centerra Gold	167,591	1,072,602
Materials — 38.4%
Alamos Gold, Cl A	153,504	1,688,791
B2Gold	380,130	1,501,319
Dundee Precious Metals	143,906	937,193
Endeavour Silver * (A)	142,359	493,965
Equinox Gold *	211,637	965,915
K92 Mining * (A)	163,520	943,609
Karora Resources * (A)	127,367	501,125
Lundin Gold	65,846	759,942
McEwen Mining * (A)	29,527	198,126

Schedule of Investments (Unaudited)	January 31, 2023

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
New Gold *	514,629	$605,514
Novagold Resources *	172,686	1,089,649
Orla Mining * (A)	150,520	647,495
Osisko Mining *	219,199	614,385
Sabina Gold & Silver *	330,920	334,801
Seabridge Gold *	50,213	660,803
Skeena Resources * (A)	42,872	254,787
SSR Mining	83,041	1,399,005
Torex Gold Resources *	64,928	889,971
Victoria Gold *	26,916	211,600
Wesdome Gold Mines *	107,387	496,555
		15,194,550
TOTAL CANADA		16,267,152
EGYPT — 3.0%
Materials — 3.0%
Centamin	867,746	1,186,330
INDONESIA — 9.2%
Materials — 9.2%
Aneka Tambang	6,315,034	973,164
Merdeka Copper Gold *	8,490,553	2,673,476
TOTAL INDONESIA		3,646,640
PERU — 0.5%
Materials — 0.5%
Hochschild Mining	224,167	188,627
TURKEY — 5.9%
Materials — 5.9%
Eldorado Gold *	138,846	1,325,663
Koza Altin Isletmeleri	34,788	1,026,228
TOTAL TURKEY		2,351,891
UNITED KINGDOM — 1.4%
Materials — 1.4%
Greatland Gold *	3,191,417	300,173

Schedule of Investments (Unaudited)	January 31, 2023

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Pan African Resources	1,219,022	$253,625
TOTAL UNITED KINGDOM		553,798
UNITED STATES — 9.4%
Materials — 9.4%
Argonaut Gold * (A)	571,671	304,183
Coeur Mining *	209,634	815,476
Hecla Mining	418,409	2,581,584
TOTAL UNITED STATES		3,701,243
TOTAL COMMON STOCK
(Cost $42,225,447)		39,622,238

	Number of Rights
RIGHTS — 0.0%
Canada — 0.0%
Great Bear Resources# *(B)
(Cost $ –)	46,614	—

	Shares
SHORT-TERM INVESTMENT(C)(D) — 1.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.240%
(Cost $493,494)	493,494	493,494

Schedule of Investments (Unaudited)	January 31, 2023

Global X Gold Explorers ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 4.2%
BNP Paribas
4.210%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $1,678,622 (collateralized by various U.S. Treasury Obligations, ranging in par value $103,693 - $127,697, 1.000% - 2.125%, 12/15/2024 - 05/15/2025, with a total market value of $1,709,791)
(Cost $1,678,426)	$1,678,426	$1,678,426
TOTAL INVESTMENTS — 105.5%
(Cost $44,397,367)		$41,794,158

Percentages are based on Net Assets of $39,608,102.

*	Non-income producing security.
#	Expiration date not available.
(A)	This security or a partial position of this security is on loan at January 31, 2023.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security was purchased with cash collateral held from securities on loan.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2023.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$39,548,046	$—	$74,192		$39,622,238
Rights	—	—	—	^	—
Short-Term Investment	493,494	—	—		493,494
Repurchase Agreement	—	1,678,426	—		1,678,426
Total Investments in Securities	$40,041,540	$1,678,426	$74,192		$41,794,158

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Schedule of Investments (Unaudited)	January 31, 2023

Global X Gold Explorers ETF

^	Security is fair valued at zero.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 16.0%
Materials — 13.7%
29Metals	6,081,114	$8,398,737
BHP Group	2,787,406	96,989,802
Glencore	12,297,878	81,937,406
OZ Minerals	4,230,966	83,239,547
SolGold * (A)	26,005,149	5,180,028
		275,745,520
Real Estate — 2.3%
Sandfire Resources	10,696,565	47,108,482
TOTAL AUSTRALIA		322,854,002
BRAZIL — 1.9%
Materials — 1.9%
ERO Copper *	1,855,395	30,382,119
Nexa Resources (A)	1,073,553	7,793,995
TOTAL BRAZIL		38,176,114
CANADA — 16.8%
Materials — 16.8%
Altius Minerals	927,318	15,539,274
Capstone Mining *	8,392,328	41,070,111
Copper Mountain Mining * (A)	4,914,162	8,323,158
Filo Mining * (A)	1,943,474	34,650,014
HudBay Minerals	5,256,129	30,449,190
Ivanhoe Mines, Cl A *	10,476,436	98,141,754
Northern Dynasty Minerals * (A)	11,909,770	2,620,149
Solaris Resources * (A)	1,214,260	6,324,508
Taseko Mines * (A)	6,660,702	11,789,443
Teck Resources, Cl B	2,087,559	90,051,258
TOTAL CANADA		338,958,859
CHILE — 11.0%
Materials — 11.0%
Antofagasta	5,478,596	116,852,164
Lundin Mining	13,733,458	103,642,914
TOTAL CHILE		220,495,078

Schedule of Investments (Unaudited)	January 31, 2023

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 11.2%
Materials — 11.2%
China Gold International Resources (A)	5,744,400	$20,592,793
China Nonferrous Mining	27,474,700	14,966,667
Jiangxi Copper, Cl H	26,111,401	44,837,305
Jinchuan Group International Resources	103,269,900	10,144,456
MMG *	67,362,400	21,742,143
Zijin Mining Group, Cl H	68,598,360	112,893,181
TOTAL CHINA		225,176,545
CYPRUS — 0.6%
Materials — 0.6%
Atalaya Mining	2,583,426	11,099,814
GERMANY — 3.8%
Materials — 3.8%
Aurubis	720,269	75,627,580
JAPAN — 7.6%
Materials — 7.6%
Mitsubishi Materials	2,903,108	49,692,940
Nittetsu Mining	208,983	5,793,254
Sumitomo Metal Mining	2,426,281	97,913,205
TOTAL JAPAN		153,399,399
MEXICO — 10.0%
Materials — 10.0%
Grupo Mexico, Cl B	20,918,381	93,175,810
Southern Copper	1,437,656	108,126,108
TOTAL MEXICO		201,301,918
POLAND — 5.3%
Materials — 5.3%
KGHM Polska Miedz	3,304,903	107,097,345
SWEDEN — 4.7%
Materials — 4.7%
Boliden	2,103,554	93,928,393

Schedule of Investments (Unaudited)	January 31, 2023

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
TURKEY — 0.6%
Industrials — 0.6%
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret	8,845,018	$12,441,943
UNITED KINGDOM — 0.7%
Materials — 0.7%
Central Asia Metals	4,259,683	14,788,381
UNITED STATES — 5.3%
Materials — 5.3%
Freeport-McMoRan	2,377,163	106,069,013
ZAMBIA — 4.5%
Materials — 4.5%
First Quantum Minerals	3,924,858	90,801,039
TOTAL COMMON STOCK
(Cost $1,849,579,648)		2,012,215,423
SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.240%
(Cost $3,213,066)	3,213,066	3,213,066

Schedule of Investments (Unaudited)	January 31, 2023

Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.5%
BNP Paribas
4.210%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $10,929,253 (collateralized by various U.S. Treasury Obligations, ranging in par value $675,127 - $831,416, 1.000% - 2.125%, 12/15/2024 - 05/15/2025, with a total market value of $11,132,186)
(Cost $10,927,975)	$10,927,975	$10,927,975
TOTAL INVESTMENTS — 100.7%
(Cost $1,863,720,689)		$2,026,356,464

Percentages are based on Net Assets of $2,011,828,143.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2023.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,012,215,423	$—	$—	$2,012,215,423
Short-Term Investment	3,213,066	—	—	3,213,066
Repurchase Agreement	—	10,927,975	—	10,927,975
Total Investments in Securities	$2,015,428,489	$10,927,975	$—	$2,026,356,464

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Global X Uranium ETF

	Shares	Value
COMMON STOCK — 91.2%
AUSTRALIA — 13.4%
Energy — 9.2%
Alligator Energy * (A)	160,215,424	$5,306,119
Aura Energy * (A)	17,722,880	4,308,520
Bannerman Energy *† (A)	7,219,375	9,767,324
Berkeley Energia * (A)	19,600,820	6,471,376
Boss Energy *	15,910,945	28,814,020
Deep Yellow * (A)	32,951,254	18,575,337
Elevate Uranium * (A)	11,703,817	3,628,733
Paladin Energy *	133,989,755	80,253,739
Peninsula Energy * (A)	61,205,951	6,253,691
		163,378,859
Information Technology — 1.3%
Silex Systems *	7,245,977	23,640,284
Materials — 2.9%
Anson Resources *	46,609,916	9,853,133
BHP Group	977,700	34,019,777
Lotus Resources * (A)	39,013,801	6,872,789
		50,745,699
TOTAL AUSTRALIA		237,764,842
CANADA — 41.1%
Energy — 36.4%
Cameco	14,873,593	414,991,470
Denison Mines * (A)	41,973,027	60,080,550
Encore Energy * (A)	5,250,319	13,102,680
F3 Uranium *	14,642,228	4,389,322
Fission Uranium * (A)	30,027,157	19,577,792
Forsys Metals * (A)	6,154,188	2,190,759
GoviEx Uranium, Cl A * (A)	25,342,011	4,558,086
IsoEnergy * (A)	2,600,932	6,003,575
Laramide Resources * (A)	9,900,799	3,635,771
Mega Uranium *	17,069,977	3,198,182
NexGen Energy *	20,704,164	99,614,594
Skyharbour Resources *	6,871,540	2,368,875
Uranium Royalty * (A)	4,106,496	11,448,394
		645,160,050

Schedule of Investments (Unaudited)	January 31, 2023

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Materials — 3.2%
American Lithium *	9,994,758	$35,803,907
Global Atomic * (A)	8,007,420	21,183,492
		56,987,399
Real Estate — 1.5%
Aecon Group	3,071,156	25,801,071
TOTAL CANADA		727,948,520
CHINA — 0.8%
Energy — 0.8%
CGN Mining * (A)	108,151,000	13,659,349
JAPAN — 3.9%
Industrials — 3.9%
ITOCHU	1,057,531	34,016,319
Mitsubishi Heavy Industries	880,655	34,401,379
TOTAL JAPAN		68,417,698
KAZAKHSTAN — 5.5%
Energy — 5.5%
NAC Kazatomprom JSC GDR	3,332,869	97,653,061
SOUTH AFRICA — 1.7%
Materials — 1.7%
Sibanye Stillwater	11,555,734	30,070,437
SOUTH KOREA — 11.2%
Industrials — 11.2%
Daewoo Engineering & Construction *	9,075,407	35,253,956
Doosan Enerbility *	2,552,841	34,609,876
GS Engineering & Construction	1,809,150	34,220,811
Hyundai Engineering & Construction *	1,133,865	35,024,812
KEPCO Engineering & Construction *	499,186	26,624,874
Samsung C&T	349,665	33,638,011
TOTAL SOUTH KOREA		199,372,340

Schedule of Investments (Unaudited)	January 31, 2023

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 2.7%
Industrials — 2.7%
Yellow Cake *	9,397,296	$48,173,463
UNITED STATES — 10.9%
Energy — 9.7%
Centrus Energy, Cl A *	593,509	24,363,544
Energy Fuels * (A)	7,930,336	58,302,991
Uranium Energy *	18,682,889	75,292,043
Ur-Energy *	11,021,577	14,438,266
		172,396,844
Industrials — 1.2%
NuScale Power *	1,967,733	20,976,034
TOTAL UNITED STATES		193,372,878
TOTAL COMMON STOCK
(Cost $1,561,806,278)		1,616,432,588
EXCHANGE TRADED FUND — 8.8%
Sprott Physical Uranium Trust*
(Cost $147,143,553)	12,203,634	156,026,527
SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.240%
(Cost $7,779,516)	7,779,516	7,779,516

Schedule of Investments (Unaudited)	January 31, 2023

Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 1.5%
BNP Paribas
4.210%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $26,462,047 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,634,626 - $2,013,035, 1.000% - 2.125%, 12/15/2024 - 05/15/2025, with a total market value of $26,953,395)
(Cost $26,458,953)	$26,458,953	$26,458,953
TOTAL INVESTMENTS — 101.9%
(Cost $1,743,188,300)		$1,806,697,584

Percentages are based on Net Assets of $1,773,021,387.

*	Non-income producing security.
†	Affiliated investment.
(A)	This security or a partial position of this security is on loan at January 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2023.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,616,432,588	$—	$—	$1,616,432,588
Exchange Traded Fund	156,026,527	—	—	156,026,527
Short-Term Investment	7,779,516	—	—	7,779,516
Repurchase Agreement	—	26,458,953	—	26,458,953
Total Investments in Securities	$1,780,238,631	$26,458,953	$—	$1,806,697,584

Schedule of Investments (Unaudited)	January 31, 2023

Global X Uranium ETF

The following is a summary of the transactions with affiliates for the period ended January 31, 2023:

				Changes in
				Unrealized
	Purchases at	Proceeds from	Realized Gain	Appreciation	Value at
Value at 10/31/22	Cost	Sales	(Loss)	(Depreciation)	01/31/23	Income

Bannerman Energy
$10,098,092	$514,658	$(869,797)	$(182,284)	$206,655	$9,767,324	$-

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

GLX-QH-001-2800

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Energy ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 95.3%
Energy — 95.3%
CGN Mining *	2,494,100	$315,002
China Coal Energy, Cl H	544,200	435,302
China Merchants Energy Shipping, Cl A	273,900	259,031
China Oilfield Services, Cl H	566,886	683,427
China Petroleum & Chemical, Cl A	54,050	36,157
China Petroleum & Chemical, Cl H	1,978,997	1,065,423
China Shenhua Energy, Cl A	8,200	34,454
China Shenhua Energy, Cl H	303,255	942,044
COSCO SHIPPING Energy Transportation, Cl A *	135,500	286,369
Guanghui Energy, Cl A	223,750	338,433
Inner Mongolia Dian Tou Energy, Cl A	123,600	241,098
Inner Mongolia Yitai Coal, Cl B	302,894	453,735
Jizhong Energy Resources, Cl A	247,000	240,537
Kinetic Development Group	2,588,800	211,370
Offshore Oil Engineering, Cl A	368,475	362,651
PetroChina, Cl A	47,200	36,115
PetroChina, Cl H	1,995,663	1,061,665
Pingdingshan Tianan Coal Mining, Cl A	140,800	234,847
Shaanxi Coal Industry, Cl A	163,786	473,895
Shan Xi Hua Yang Group New Energy, Cl A	117,800	273,718
Shanxi Coking Coal Energy Group, Cl A	193,853	337,108
Shanxi Lu'an Environmental Energy Development, Cl A	137,665	403,411
Sinopec Kantons Holdings	985,600	349,550
Yankuang Energy Group, Cl A	19,104	97,064
Yankuang Energy Group, Cl H	277,975	891,883
Yantai Jereh Oilfield Services Group, Cl A	60,010	287,403
TOTAL CHINA		10,351,692
HONG KONG — 4.5%
Energy — 4.5%
AAG Energy Holdings (A)	1,155,400	247,632

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Energy ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Productive Technologies *	1,732,400	$243,111
TOTAL HONG KONG		490,743
TOTAL COMMON STOCK
(Cost $9,896,707)		10,842,435
TOTAL INVESTMENTS — 99.8%
(Cost $9,896,707)		$10,842,435

Percentages are based on Net Assets of $10,867,996.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,594,803	$—	$247,632	$10,842,435
Total Investments in Securities	$10,594,803	$—	$247,632	$10,842,435

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Investments in
Common Stock
Beginning Balance as of October 31, 2022	$-
Transfers out of Level 3	-
Transfers into Level 3	247,632
Net purchases	-
Net sales	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Ending Balance as of January 31, 2023	$247,632

For the period ended January 31, 2023, transfers in and out of Level 3 were due to the availability of observable inputs to determine fair value.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Energy ETF

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of January 31, 2023. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at	Valuation	Unobservable	Discount
Assets	1/31/23	Technique(s)	Input	Percentage
Common Stock	$247,632	Last Traded Price	Last Traded Price Comparability Adjustment %	0.00%

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 97.9%
Materials — 97.9%
Aluminum Corp of China, Cl A	64,300	$50,341
Aluminum Corp of China, Cl H	271,339	144,349
Anhui Conch Cement, Cl A	13,300	57,910
Anhui Conch Cement, Cl H	76,270	288,984
Anhui Honglu Steel Construction Group, Cl A	2,450	12,082
Asia - Potash International Investment Guangzhou, Cl A *	2,400	10,297
Baoshan Iron & Steel, Cl A	95,100	86,982
BBMG, Cl A	57,600	21,568
Chengtun Mining Group, Cl A	11,000	10,256
Chengxin Lithium Group, Cl A	2,400	15,181
China Hongqiao Group	152,600	176,379
China Jushi, Cl A	19,659	42,915
China National Building Material, Cl H	248,800	227,897
China Northern Rare Earth Group High-Tech, Cl A	15,600	67,024
China Rare Earth Resources And Technology, Cl A *	2,700	16,483
China Resources Cement Holdings	165,200	95,471
CMOC Group, Cl A	78,800	66,125
CMOC Group, Cl H	239,654	138,193
CNGR Advanced Material, Cl A	1,300	14,930
CNNC Hua Yuan Titanium Dioxide, Cl A	12,070	13,326
Do-Fluoride New Materials, Cl A	2,125	11,586
Dongyue Group	85,700	102,225
Ganfeng Lithium Group, Cl A	6,740	78,634
Ganfeng Lithium Group, Cl H	23,360	212,484
GEM, Cl A	25,400	29,998
Guangdong HEC Technology Holding, Cl A	7,000	9,987
Guangzhou Tinci Materials Technology, Cl A	6,260	45,471
Hangzhou Oxygen Plant Group, Cl A	3,200	18,219
Henan Shenhuo Coal & Power, Cl A	5,700	14,788
Hengli Petrochemical, Cl A	25,120	65,135
Hengyi Petrochemical, Cl A	21,700	25,050
Hesteel, Cl A	66,200	23,612
Hoshine Silicon Industry, Cl A	2,250	30,966
Huafon Chemical, Cl A	12,800	14,378
Huaibei Mining Holdings, Cl A	6,100	12,116

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Huaxin Cement, Cl A	8,750	$21,160
Hubei Feilihua Quartz Glass, Cl A	1,100	8,466
Hubei Xingfa Chemicals Group, Cl A	2,700	12,971
Hunan Valin Steel, Cl A	38,100	27,968
Inner Mongolia BaoTou Steel Union, Cl A	200,900	60,655
Inner Mongolia ERDOS Resources, Cl A	4,120	10,226
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	47,400	31,077
Inner Mongolia Yuan Xing Energy, Cl A	10,100	13,393
Jiangsu Eastern Shenghong, Cl A	12,500	28,897
Jiangsu Yangnong Chemical, Cl A	1,800	29,416
Jiangsu Yoke Technology, Cl A	1,500	11,584
Jiangxi Copper, Cl A	11,700	33,662
Jiangxi Copper, Cl H	76,591	131,519
LB Group, Cl A	12,600	38,862
Luxi Chemical Group, Cl A	5,600	11,122
Ningbo Shanshan, Cl A	5,700	16,484
Ningxia Baofeng Energy Group, Cl A	19,400	38,416
Pangang Group Vanadium Titanium & Resources, Cl A *	42,600	32,785
Qinghai Salt Lake Industry, Cl A *	18,300	67,791
Real Gold Mining *(A)	97,864	—
Rongsheng Petrochemical, Cl A	42,000	82,299
Satellite Chemical, Cl A	9,492	24,879
Shandong Gold Mining, Cl A	17,220	50,436
Shandong Gold Mining, Cl H	48,050	92,440
Shandong Hualu Hengsheng Chemical, Cl A	10,320	51,670
Shandong Nanshan Aluminum, Cl A	63,400	33,873
Shandong Sun Paper Industry JSC, Cl A	15,900	26,285
Shandong Weifang Rainbow Chemical, Cl A	700	8,485
Shanghai Putailai New Energy Technology, Cl A	6,180	50,488
Shanxi Meijin Energy, Cl A	12,100	17,210
Shanxi Taigang Stainless Steel, Cl A	34,200	23,233
Shenghe Resources Holding, Cl A	5,300	12,872
Shenzhen Capchem Technology, Cl A	2,120	15,340
Shenzhen Dynanonic, Cl A	500	19,875
Shenzhen Senior Technology Material, Cl A	4,200	14,452
Shenzhen YUTO Packaging Technology, Cl A	2,200	10,237

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sichuan Hebang Biotechnology	23,200	$11,022
Sichuan Yahua Industrial Group, Cl A	3,300	12,591
Sinoma Science & Technology, Cl A	4,700	17,251
Sinomine Resource Group, Cl A	1,140	15,083
Sinopec Shanghai Petrochemical, Cl A	42,700	20,223
Skshu Paint, Cl A *	1,193	21,883
Suzhou TA&A Ultra Clean Technology, Cl A	1,675	15,709
Tangshan Jidong Cement, Cl A	7,500	9,635
Tianqi Lithium, Cl A *	5,000	71,025
Tianshan Aluminum Group, Cl A	10,700	14,252
Tibet Summit Resources, Cl A *	3,175	11,348
Tongkun Group, Cl A	13,100	30,478
Tongling Nonferrous Metals Group, Cl A	61,500	31,766
Wanhua Chemical Group, Cl A	12,422	177,612
Weihai Guangwei Composites, Cl A	2,800	29,915
Western Mining, Cl A	6,500	11,101
Western Superconducting Technologies, Cl A	1,296	18,864
Xiamen Tungsten, Cl A	7,900	25,898
Xinjiang Zhongtai Chemical, Cl A	9,825	11,138
Yintai Gold, Cl A	16,420	30,304
YongXing Special Materials Technology, Cl A	1,175	19,705
Youngy, Cl A *	875	14,760
Yunnan Aluminium, Cl A	8,700	17,318
Yunnan Energy New Material, Cl A	3,600	83,058
Yunnan Tin, Cl A	4,800	10,777
Yunnan Yuntianhua, Cl A *	4,900	16,825
Zangge Mining, Cl A	4,600	18,967
Zhaojin Mining Industry *	67,100	76,957
Zhejiang Huayou Cobalt, Cl A	6,659	64,779
Zhejiang Juhua, Cl A	14,100	34,578
Zhejiang Yongtai Technology, Cl A	2,600	9,381
Zibo Qixiang Tengda Chemical, Cl A *	10,100	10,852
Zijin Mining Group, Cl A	17,400	30,361
Zijin Mining Group, Cl H	290,259	477,683
TOTAL CHINA		4,884,969
HONG KONG — 2.0%
Materials — 2.0%
China Lumena New Materials *(A)	48	—

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Nine Dragons Paper Holdings	112,570	$100,815
TOTAL HONG KONG		100,815
TOTAL COMMON STOCK
(Cost $5,219,703)		4,985,784
TOTAL INVESTMENTS — 99.9%
(Cost $5,219,703)		$4,985,784

Percentages are based on Net Assets of $4,990,197.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$4,985,784	$—	$—	^	$4,985,784
Total Investments in Securities	$4,985,784	$—	$—		$4,985,784

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Security is fair valued at zero.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 96.8%
Industrials — 96.8%
AECC Aero-Engine Control, Cl A	4,100	$15,783
AECC Aviation Power, Cl A	8,285	55,607
Air China, Cl A *	24,060	36,784
Air China, Cl H *	95,000	84,595
AVIC Electromechanical Systems, Cl A	12,260	19,977
AviChina Industry & Technology, Cl H	129,710	67,349
AVICOPTER, Cl A	1,840	13,134
Beijing Capital International Airport, Cl H *	96,981	73,739
Beijing Easpring Material Technology, Cl A	1,600	15,932
Beijing New Building Materials, Cl A	5,220	22,056
Beijing Originwater Technology, Cl A	11,240	8,151
Beijing United Information Technology, Cl A	1,586	22,750
China Baoan Group, Cl A	7,980	14,787
China Communications Services, Cl H	123,800	47,065
China Conch Venture Holdings	84,730	179,220
China CSSC Holdings, Cl A	13,910	48,811
China Eastern Airlines, Cl A *	36,000	28,611
China Energy Engineering, Cl A	101,000	35,128
China Everbright Environment Group	191,550	85,040
China Lesso Group Holdings	56,390	64,098
China Merchants Port Holdings	71,581	100,268
China National Chemical Engineering, Cl A	19,220	24,691
China Railway Group, Cl A	64,100	54,074
China Railway Group, Cl H	218,548	119,053
China Southern Airlines, Cl A *	34,960	37,926
China Southern Airlines, Cl H *	95,850	63,586
China State Construction Engineering, Cl A	131,075	107,470
China State Construction International Holdings	104,610	125,315
CITIC	302,150	353,087
Contemporary Amperex Technology, Cl A	7,613	524,149
COSCO SHIPPING Development, Cl A	31,580	11,731
COSCO SHIPPING Holdings, Cl A	39,710	62,473
COSCO SHIPPING Holdings, Cl H	165,926	171,460
COSCO SHIPPING Ports	97,030	73,281
CRRC, Cl A	75,950	60,137
CRRC, Cl H	227,800	103,168
Dajin Heavy Industry, Cl A	2,000	14,010

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Daqin Railway, Cl A	46,400	$46,010
Dongfang Electric, Cl A	8,690	27,497
Eve Energy, Cl A	6,330	82,488
Fangda Carbon New Material, Cl A *	11,823	11,514
Fosun International	129,870	120,616
Gaona Aero Material, Cl A	1,500	9,972
Ginlong Technologies, Cl A *	1,155	31,301
GoodWe Technologies, Cl A	379	22,796
Gotion High-Tech, Cl A	5,220	25,069
Guangdong Kinlong Hardware Products, Cl A	954	14,022
Guangzhou Great Power Energy & Technology, Cl A	1,400	15,755
Haitian International Holdings	33,246	101,792
Hongfa Technology, Cl A	1,630	9,027
Jiangsu Expressway, Cl H	62,819	61,949
Jiangsu Hengli Hydraulic, Cl A	4,058	39,296
Jiangsu Zhongtian Technology, Cl A	10,710	25,916
Jiangxi Special Electric Motor, Cl A *	5,300	15,217
Juneyao Airlines, Cl A *	5,800	13,091
Keda Industrial Group, Cl A	5,900	13,997
Kuang-Chi Technologies, Cl A	6,740	18,324
Liaoning Port, Cl A	59,200	14,281
Luoyang Xinqianglian Slewing Bearing, Cl A	1,037	9,750
Metallurgical Corp of China, Cl A	56,200	28,030
Ming Yang Smart Energy Group, Cl A	6,550	26,988
NARI Technology, Cl A	20,904	81,645
Ningbo Deye Technology, Cl A	618	31,894
Ningbo Orient Wires & Cables, Cl A	2,100	19,938
Ningbo Ronbay New Energy Technology, Cl A	1,387	16,141
North Industries Group Red Arrow, Cl A	4,390	14,859
Power Construction Corp of China, Cl A	53,550	55,636
Pylon Technologies, Cl A	477	21,643
Riyue Heavy Industry, Cl A	3,070	10,895
Sany Heavy Equipment International Holdings	57,200	57,794
Sany Heavy Industry, Cl A	26,480	68,661
SF Holding, Cl A	15,235	132,219
Shanghai Construction Group, Cl A	27,700	10,782
Shanghai Electric Group, Cl A *	39,900	24,152

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shanghai International Airport, Cl A *	3,865	$34,607
Shanghai International Port Group, Cl A	29,330	23,137
Shanghai M&G Stationery, Cl A	2,893	22,984
Shenzhen Inovance Technology, Cl A	8,230	86,700
Shenzhen International Holdings	74,731	72,743
Shenzhen Kstar Science And Technology, Cl A	1,800	15,464
Sichuan New Energy Power *	4,590	13,423
Sichuan Road & Bridge Group, Cl A	16,120	27,985
Sieyuan Electric, Cl A	2,350	15,140
Sungrow Power Supply, Cl A	4,600	88,503
Sunwoda Electronic, Cl A	5,320	18,503
Suzhou Maxwell Technologies, Cl A	513	33,688
TBEA, Cl A	11,850	37,321
Titan Wind Energy Suzhou, Cl A	5,725	13,845
Weichai Power, Cl A	21,160	35,106
Weichai Power, Cl H	100,816	152,024
Wuxi Shangji Automation, Cl A	1,202	20,319
XCMG Construction Machinery, Cl A	36,820	31,715
Xiamen C & D, Cl A	9,500	18,657
Xinjiang Goldwind Science & Technology, Cl A	10,797	18,728
Xinjiang Goldwind Science & Technology, Cl H	40,151	40,978
YTO Express Group, Cl A	10,740	33,364
Yunda Holding, Cl A	9,140	19,993
Zhefu Holding Group, Cl A	17,070	10,409
Zhejiang Chint Electrics, Cl A	6,750	32,118
Zhejiang Dingli Machinery, Cl A	1,623	13,110
Zhejiang Expressway, Cl H	71,160	61,369
Zhejiang HangKe Technology, Cl A	1,224	9,126
Zhejiang Weiming Environment Protection, Cl A	5,350	15,392
Zhejiang Weixing New Building Materials, Cl A	4,910	16,626
Zhuzhou CRRC Times Electric, Cl A	2,228	18,409
Zhuzhou CRRC Times Electric, Cl H	28,443	151,313
Zhuzhou Kibing Group, Cl A	8,380	14,883
Zoomlion Heavy Industry Science and Technology, Cl A	22,200	19,122

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
ZTO Express Cayman ADR	21,950	$625,795
TOTAL CHINA		6,138,052
HONG KONG — 1.8%
Industrials — 1.8%
Orient Overseas International	6,850	113,343
SINGAPORE — 1.4%
Industrials — 1.4%
BOC Aviation	10,760	89,363
TOTAL COMMON STOCK
(Cost $6,885,018)		6,340,758
TOTAL INVESTMENTS — 100.0%
(Cost $6,885,018)		$6,340,758

Percentages are based on Net Assets of $6,343,487.

*            Non-income producing security.

As of January 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA — 99.7%
Consumer Discretionary — 99.7%
Alibaba Group Holding *	2,723,656	$37,387,704
Alibaba Health Information Technology *	131,500	116,929
ANTA Sports Products	811,796	12,262,044
Bethel Automotive Safety Systems, Cl A	44,900	574,873
Bosideng International Holdings	6,876,200	3,824,717
BTG Hotels Group, Cl A	153,500	529,326
BYD, Cl A	119,149	5,039,780
BYD, Cl H	539,780	16,871,245
Changzhou Xingyu Automotive Lighting Systems, Cl A	31,330	627,407
China Meidong Auto Holdings	1,134,600	2,808,075
China Tourism Group Duty Free, Cl A	159,550	5,013,093
China Tourism Group Duty Free, Cl H *	57,400	1,756,003
Chongqing Changan Automobile, Cl A	1,075,008	2,248,085
Chow Tai Fook Jewellery Group	1,380,200	2,947,554
Dongfeng Motor Group, Cl H	5,072,946	3,015,855
Ecovacs Robotics, Cl A	66,050	852,409
FAW Jiefang Group, Cl A	392,100	477,590
Fuyao Glass Industry Group, Cl A	272,414	1,573,976
Fuyao Glass Industry Group, Cl H	943,100	4,638,167
Geely Automobile Holdings	4,593,000	7,406,411
Great Wall Motor, Cl A	301,900	1,382,427
Great Wall Motor, Cl H	2,814,097	3,949,081
Gree Electric Appliances of Zhuhai, Cl A	222,500	1,140,359
Guangzhou Automobile Group, Cl A	527,300	915,408
Guangzhou Automobile Group, Cl H	4,655,623	3,337,939
H World Group ADR	172,485	8,189,588
Haichang Ocean Park Holdings * (A)	3,080,800	727,109
Haidilao International Holding * (A)	1,879,400	5,094,979
Haier Smart Home, Cl A	831,419	3,162,365
Haier Smart Home, Cl H	2,097,760	7,707,483
Hangzhou Robam Appliances, Cl A	129,632	575,754
Huayu Automotive Systems, Cl A	400,680	1,080,451
Huizhou Desay Sv Automotive, Cl A	53,600	1,040,618
Jason Furniture Hangzhou, Cl A	112,710	711,777
JD Health International *	10,470	86,554
JD.com, Cl A	999,604	29,534,581
Jiumaojiu International Holdings	1,578,100	4,026,510

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Koolearn Technology Holding * (A)	334,700	$2,724,210
Li Auto, Cl A *	816,336	9,893,656
Li Ning	1,629,400	16,047,570
Meituan, Cl B *	1,362,200	30,342,362
Minth Group	1,172,100	3,424,242
New Oriental Education & Technology Group *	1,827,340	7,704,689
Ningbo Joyson Electronic, Cl A *	172,800	407,653
Ningbo Tuopu Group, Cl A	147,935	1,556,243
NIO ADR *	843,328	10,178,969
Oppein Home Group, Cl A	58,655	1,091,534
Pinduoduo ADR *	298,182	29,215,872
Ping An Healthcare and Technology * (A)	526,200	1,392,943
Pop Mart International Group (A)	628,900	2,033,873
SAIC Motor, Cl A	1,021,200	2,270,072
Sailun Group, Cl A	388,753	574,775
Shandong Linglong Tyre, Cl A	188,434	614,095
Shanghai Jinjiang International Hotels, Cl A	123,956	1,054,859
Shanghai Yuyuan Tourist Mart Group, Cl A	520,328	609,134
Shenzhen Kedali Industry, Cl A	25,500	568,021
Shenzhen Overseas Chinese Town, Cl A	1,062,600	844,507
Shenzhou International Group Holdings	647,592	8,117,052
Songcheng Performance Development, Cl A	349,580	750,194
TAL Education Group ADR *	729,744	5,334,429
TCL Technology Group, Cl A	2,228,805	1,385,416
Tongcheng Travel Holdings *	1,980,300	4,471,657
Topsports International Holdings	3,415,200	3,219,770
Trip.com Group ADR *	393,557	14,467,155
Vipshop Holdings ADR *	515,418	7,973,516
Wuchan Zhongda Group, Cl A	681,200	494,003
XPeng, Cl A * (A)	632,276	3,198,263
Xtep International Holdings (A)	1,231,200	1,633,527
Yadea Group Holdings	2,108,400	4,803,953
Yum China Holdings	280,846	17,302,922
Zhejiang Supor, Cl A	58,826	449,849
Zhongsheng Group Holdings	741,000	4,183,076
TOTAL CHINA		382,968,287
TOTAL COMMON STOCK
(Cost $532,874,390)		382,968,287

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.240%
(Cost $2,609,492)	2,609,492	$2,609,492

	Face Amount
REPURCHASE AGREEMENT(B) — 2.3%
BNP Paribas
4.210%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $8,876,195 (collateralized by various U.S. Treasury Obligations, ranging in par value $548,304 - $675,235, 1.000% - 2.125%, 12/15/2024 - 05/15/2025, with a total market value of $9,041,009)
(Cost $8,875,157)	$8,875,157	8,875,157
TOTAL INVESTMENTS — 102.7%
(Cost $544,359,039)		$394,452,936

Percentages are based on Net Assets of $383,943,137.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at January 31, 2023.

(B)	Security was purchased with cash collateral held from securities on loan.

(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2023.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Consumer Discretionary ETF

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$382,968,287	$—	$—	$382,968,287
Short-Term Investment	2,609,492	—	—	2,609,492
Repurchase Agreement	—	8,875,157	—	8,875,157
Total Investments in Securities	$385,577,779	$8,875,157	$—	$394,452,936

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 98.8%
Consumer Staples — 98.8%
Angel Yeast, Cl A	26,954	$165,869
Anhui Gujing Distillery, Cl A	11,526	474,223
Anhui Gujing Distillery, Cl B	46,600	796,627
Anhui Kouzi Distillery, Cl A	20,400	168,168
Anhui Yingjia Distillery, Cl A	21,200	205,511
Anjoy Foods Group, Cl A	8,600	202,717
Beijing Dabeinong Technology Group, Cl A *	174,900	237,625
Beijing Yanjing Brewery, Cl A	90,800	151,047
By-health, Cl A	52,100	177,810
China Feihe	1,275,600	1,222,134
China Mengniu Dairy	772,100	3,718,389
China Resources Beer Holdings	510,875	3,842,047
Chongqing Brewery, Cl A	15,072	268,123
Chongqing Fuling Zhacai Group, Cl A	34,000	134,052
Dali Foods Group	953,700	425,838
DaShenLin Pharmaceutical Group, Cl A	34,448	193,734
Foshan Haitian Flavouring & Food, Cl A	85,412	1,002,929
Fujian Sunner Development, Cl A	44,300	161,090
Guangdong Haid Group, Cl A	46,591	429,861
Heilongjiang Agriculture, Cl A	63,100	131,863
Henan Shuanghui Investment & Development, Cl A	87,340	329,619
Hengan International Group	244,280	1,199,811
Inner Mongolia Yili Industrial Group, Cl A	150,829	727,269
Jiangsu King's Luck Brewery JSC, Cl A	37,700	322,276
Jiangsu Yanghe Brewery Joint-Stock, Cl A	35,094	912,045
JiuGui Liquor, Cl A	9,750	202,625
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	30,200	161,709
Juewei Food, Cl A	19,400	153,005
Kweichow Moutai, Cl A	14,703	4,016,429
Luzhou Laojiao, Cl A	33,347	1,169,672
Muyuan Foods, Cl A	120,564	891,097
New Hope Liuhe, Cl A *	148,450	288,033
Nongfu Spring, Cl H	589,300	3,326,703
Proya Cosmetics, Cl A	7,622	186,117
Shanghai Bairun Investment Holding Group, Cl A	35,764	192,031

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Shanxi Xinghuacun Fen Wine Factory, Cl A	27,278	$1,177,022
Sichuan Swellfun, Cl A	15,868	191,516
Smoore International Holdings	649,000	976,992
Tingyi Cayman Islands Holding	724,600	1,203,576
Toly Bread, Cl A	53,670	132,809
Tongwei, Cl A	108,300	676,554
Tsingtao Brewery, Cl A	19,450	290,852
Tsingtao Brewery, Cl H	215,860	2,077,761
Uni-President China Holdings	576,000	554,062
Want Want China Holdings	1,770,400	1,151,876
Wens Foodstuffs Group	174,944	521,456
Wuliangye Yibin, Cl A	75,098	2,322,916
Yifeng Pharmacy Chain, Cl A	21,630	181,573
Yihai International Holding	179,840	637,816
Yihai Kerry Arawana Holdings, Cl A	38,400	254,094
Yuan Longping High-tech Agriculture, Cl A *	52,300	132,824
Yunnan Botanee Bio-Technology Group, Cl A	8,650	179,112
TOTAL CHINA		40,850,909
HONG KONG — 1.1%
Consumer Staples — 1.1%
Vinda International Holdings	157,700	435,566
TOTAL COMMON STOCK
(Cost $38,516,482)		41,286,475
TOTAL INVESTMENTS — 99.9%
(Cost $38,516,482)		$41,286,475

Percentages are based on Net Assets of $41,326,911.

* Non-income producing security.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Consumer Staples ETF

As of January 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 93.5%
Health Care — 93.5%
3SBio	146,700	$159,828
Aier Eye Hospital Group, Cl A	39,048	189,900
Apeloa Pharmaceutical, Cl A	8,500	30,569
Asymchem Laboratories Tianjin, Cl A	2,038	48,139
BeiGene *	49,839	974,711
Beijing Tongrentang, Cl A	7,900	55,116
Beijing Wantai Biological Pharmacy Enterprise, Cl A	3,290	65,281
Betta Pharmaceuticals, Cl A	3,120	27,705
BGI Genomics, Cl A	3,033	24,419
Bloomage Biotechnology, Cl A	2,097	38,645
Changchun High & New Technology Industry Group, Cl A	2,290	68,156
China Medical System Holdings	126,900	218,878
China Meheco, Cl A	11,000	24,811
China Resources Pharmaceutical Group	136,500	102,742
China Resources Sanjiu Medical & Pharmaceutical, Cl A	5,800	41,701
China Traditional Chinese Medicine Holdings	276,600	132,327
Chongqing Zhifei Biological Products, Cl A	8,733	126,456
CSPC Pharmaceutical Group	684,808	781,035
Daan Gene, Cl A	10,160	23,923
Dong-E-E-Jiao, Cl E	7,200	46,875
Genscript Biotech *	101,471	342,398
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	13,059	58,503
Guangzhou Kingmed Diagnostics Group, Cl A	3,100	38,585
Hangzhou Tigermed Consulting, Cl A	3,716	63,961
Hangzhou Tigermed Consulting, Cl H	10,720	140,179
Hansoh Pharmaceutical Group	107,300	219,568
Huadong Medicine, Cl A	12,111	84,961
Hualan Biological Engineering, Cl A	11,670	38,515
Hubei Jumpcan Pharmaceutical, Cl A	6,200	26,821
Humanwell Healthcare Group, Cl A	10,700	42,076
Hygeia Healthcare Holdings *	28,600	226,033
Imeik Technology Development, Cl A	1,156	101,798
Innovent Biologics *	87,400	473,318
iRay Technology, Cl A	482	33,357

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Jafron Biomedical, Cl A	5,800	$28,954
Jiangsu Hengrui Pharmaceuticals, Cl A	34,672	216,597
Jiangsu Yuyue Medical Equipment & Supply, Cl A	6,500	28,841
Joincare Pharmaceutical Group Industry, Cl A	13,800	24,018
Joinn Laboratories China, Cl A	3,040	28,606
Jointown Pharmaceutical Group, Cl A	20,770	41,683
Lepu Medical Technology Beijing, Cl A	11,501	37,992
Livzon Pharmaceutical Group, Cl A	4,700	23,553
Meinian Onehealth Healthcare Holdings, Cl A *	41,020	38,672
Microport Scientific *	58,100	181,596
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	11,236	31,612
Ovctek China, Cl A	6,224	34,110
Pharmaron Beijing, Cl A	5,600	61,497
Pharmaron Beijing, Cl H	17,575	128,698
Porton Pharma Solutions, Cl A	4,000	27,995
Shandong Buchang Pharmaceuticals, Cl A	12,587	35,730
Shandong Weigao Group Medical Polymer, Cl H	211,700	351,098
Shanghai Fosun Pharmaceutical Group, Cl A	13,574	68,344
Shanghai Fosun Pharmaceutical Group, Cl H	47,300	152,064
Shanghai Junshi Biosciences, Cl A *	4,642	39,441
Shanghai Medicilon, Cl A	547	16,920
Shanghai Pharmaceuticals Holding, Cl A	16,700	46,169
Shanghai Pharmaceuticals Holding, Cl H	78,600	138,378
Shanghai RAAS Blood Products, Cl A	43,400	39,952
Shenzhen Kangtai Biological Products, Cl A	7,048	38,323
Shenzhen Mindray Bio-Medical Electronics, Cl A	6,017	296,219
Shenzhen New Industries Biomedical Engineering, Cl A	5,000	40,885
Shenzhen Salubris Pharmaceuticals, Cl A	10,200	54,647
Shijiazhuang Yiling Pharmaceutical, Cl A	11,027	47,328
Sichuan Kelun Pharmaceutical, Cl A	13,600	54,687
Sinopharm Group, Cl H	117,300	287,618
Topchoice Medical, Cl A *	1,980	47,578
Walvax Biotechnology, Cl A	9,700	57,381

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
WuXi AppTec, Cl A	13,624	$188,024
WuXi AppTec, Cl H	29,056	376,241
Wuxi Biologics Cayman *	133,380	1,110,288
Yunnan Baiyao Group, Cl A	11,714	99,616
Zai Lab ADR *	7,306	307,875
Zhangzhou Pientzehuang Pharmaceutical, Cl A	3,506	161,269
Zhejiang Huahai Pharmaceutical, Cl A	10,010	31,778
Zhejiang Jiuzhou Pharmaceutical, Cl A	5,500	36,752
Zhejiang NHU, Cl A	19,568	56,415
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	3,723	31,131
TOTAL CHINA		10,217,865
HONG KONG — 4.6%
Health Care — 4.6%
Sino Biopharmaceutical	862,300	500,535
UNITED STATES — 1.9%
Health Care — 1.9%
Legend Biotech ADR *	4,080	206,040
TOTAL COMMON STOCK
(Cost $13,123,602)		10,924,440
TOTAL INVESTMENTS — 100.0%
(Cost $13,123,602)		$10,924,440

Percentages are based on Net Assets of $10,929,407.

*	Non-income producing security.

As of January 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 100.0%
Financials — 100.0%
360 DigiTech ADR	9,267	$223,613
Agricultural Bank of China, Cl A	419,700	180,755
Agricultural Bank of China, Cl H	2,328,388	837,662
AVIC Industry-Finance Holdings, Cl A	90,200	69,951
Bank of Beijing, Cl A	127,300	80,071
Bank of Changsha, Cl A	43,050	43,708
Bank of Chengdu, Cl A	35,000	75,213
Bank of China, Cl A	34,100	16,251
Bank of China, Cl H	5,580,934	2,128,837
Bank of Communications, Cl A	204,200	146,574
Bank of Communications, Cl H	866,271	534,889
Bank of Hangzhou, Cl A	48,795	94,025
Bank of Jiangsu, Cl A	97,030	106,554
Bank of Nanjing, Cl A	63,284	97,312
Bank of Ningbo, Cl A	35,120	170,485
Bank of Shanghai, Cl A	93,798	83,153
Bank of Suzhou, Cl A	38,900	44,963
BOC International China, Cl A	24,740	41,228
Caitong Securities, Cl A	41,310	47,688
Changjiang Securities, Cl A	50,600	43,060
China Cinda Asset Management, Cl H	1,458,900	206,592
China CITIC Bank Corp Ltd., Cl H	967,722	466,667
China Construction Bank, Cl A	12,200	10,129
China Construction Bank, Cl H	3,244,826	2,102,904
China Everbright Bank, Cl A	228,700	103,911
China Everbright Bank, Cl H	640,400	204,247
China Galaxy Securities, Cl A	35,400	51,344
China Galaxy Securities, Cl H	505,050	271,901
China Great Wall Securities, Cl A	38,300	51,582
China International Capital, Cl A	8,985	53,098
China International Capital, Cl H	165,250	368,508
China Life Insurance, Cl A	16,802	84,647
China Life Insurance, Cl H	557,890	1,024,885
China Merchants Bank, Cl A	93,834	572,297
China Merchants Bank, Cl H	287,824	1,867,163
China Merchants Securities, Cl A	43,680	92,379
China Minsheng Banking, Cl A	195,400	100,927
China Minsheng Banking, Cl H	694,326	259,535

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Pacific Insurance Group, Cl A	35,250	$134,598
China Pacific Insurance Group, Cl H	239,062	655,712
China Taiping Insurance Holdings	205,330	283,429
China Zheshang Bank, Cl A *	132,100	57,870
Chongqing Rural Commercial Bank, Cl A	77,500	41,177
CITIC Securities, Cl A	61,180	193,859
CITIC Securities, Cl H	217,145	495,869
CSC Financial, Cl A	25,525	101,959
Dongxing Securities, Cl A	33,500	41,399
East Money Information, Cl A	66,727	222,101
Everbright Securities, Cl A	30,732	72,318
Far East Horizon	275,000	248,388
First Capital Securities, Cl A	57,700	51,237
GF Securities Ltd., Cl A	35,700	91,934
GF Securities Ltd., Cl H	176,800	289,158
Guangzhou Yuexiu Capital Holdings Group, Cl A	45,686	44,761
Guolian Securities, Cl A	24,500	43,657
Guosen Securities, Cl A	44,145	61,283
Guotai Junan Securities, Cl A	43,544	91,963
Guoyuan Securities, Cl A	44,020	46,191
Haitong Securities, Cl H	378,600	260,819
Haitong Securities Ltd., Cl A	57,600	79,621
Hithink RoyalFlush Information Network, Cl A	4,335	75,674
Huatai Securities Ltd., Cl A	43,550	83,596
Huatai Securities Ltd., Cl H	203,450	263,184
Huaxi Securities, Cl A	30,090	36,339
Huaxia Bank, Cl A	91,900	70,862
Industrial & Commercial Bank of China, Cl A	95,400	60,995
Industrial & Commercial Bank of China, Cl H	3,889,337	2,078,997
Industrial Bank, Cl A	106,280	277,151
Industrial Securities, Cl A	61,070	62,364
Lufax Holding ADR	63,545	193,812
New China Life Insurance C, Cl A	13,737	63,269
New China Life Insurance C, Cl H	106,561	285,484
Orient Securities, Cl A	53,824	86,191
People's Insurance Group of China, Cl A	61,100	46,570
People's Insurance Group of China, Cl H	999,800	336,730

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
PICC Property & Casualty, Cl H	633,263	$595,410
Ping An Bank, Cl A	8,525	18,913
Ping An Insurance Group of China, Cl A	2,300	17,353
Ping An Insurance Group of China, Cl H	342,154	2,649,565
Postal Savings Bank of China, Cl A	147,300	104,859
Postal Savings Bank of China, Cl H	794,000	539,898
Sealand Securities, Cl A	69,310	36,313
Shanghai Pudong Development Bank, Cl A	146,514	159,811
Shanghai Rural Commercial Bank, Cl A	73,200	64,026
Shanxi Securities, Cl A	48,540	42,529
Shenwan Hongyuan Group, Cl A	131,200	80,583
SooChow Securities, Cl A	56,484	59,353
Southwest Securities, Cl A	77,800	45,942
Western Securities, Cl A	42,500	41,765
Zheshang Securities, Cl A	31,240	49,148
ZhongAn Online P&C Insurance, Cl H *	60,200	200,448
Zhongtai Securities, Cl A	49,000	50,111
TOTAL CHINA		25,345,256
TOTAL COMMON STOCK
(Cost $33,048,787)		25,345,256
TOTAL INVESTMENTS — 100.0%
(Cost $33,048,787)		$25,345,256

Percentages are based on Net Assets of $25,336,285.

*	Non-income producing security.

As of January 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 98.7%
Information Technology — 98.7%
360 Security Technology, Cl A	49,059	$50,825
3peak, Cl A	437	18,756
AAC Technologies Holdings *	115,400	306,220
Advanced Micro-Fabrication Equipment China, Cl A *	4,023	62,451
Amlogic Shanghai, Cl A *	1,765	20,276
Avary Holding Shenzhen, Cl A	11,700	49,922
Beijing Kingsoft Office Software, Cl A	2,983	124,189
Beijing Shiji Information Technology, Cl A	35,492	89,770
Beijing Yuanliu Hongyuan Electronic Technology, Cl A	1,280	19,779
BOE Technology Group, Cl A	388,100	228,605
BYD Electronic International	103,900	358,548
CETC Cyberspace Security Technology, Cl A	4,400	22,375
Chaozhou Three-Circle Group, Cl A	26,189	129,185
China Greatwall Technology Group, Cl A	31,000	55,836
China National Software & Service, CI A	2,100	23,400
China Railway Signal & Communication, Cl A	30,747	22,025
China Resources Microelectronics, Cl A	6,513	52,890
China Zhenhua Group Science & Technology, Cl A	3,200	53,720
Chinasoft International	362,700	317,884
Daqo New Energy ADR *	8,245	375,230
DHC Software, Cl A	65,900	60,372
Flat Glass Group, Cl A	10,500	58,414
Flat Glass Group, Cl H	52,700	164,718
Foxconn Industrial Internet, Cl A	68,150	95,919
GCL System Integration Technology, Cl A *	70,800	33,950
GCL Technology Holdings *	2,452,400	675,786
GDS Holdings, Cl A *	115,880	338,539
GigaDevice Semiconductor, Cl A	6,943	117,707
GoerTek, Cl A	44,200	135,279
GRG Banking Equipment, Cl A	22,000	33,081
Guangzhou Haige Communications Group, Cl A	48,700	63,210
Guangzhou Shiyuan Electronic Technology, Cl A	6,700	62,470

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Hangzhou Chang Chuan Technology, Cl A	2,600	$16,623
Hangzhou First Applied Material, Cl A	10,592	117,931
Hangzhou Lion Electronics, Cl A	3,300	22,740
Hangzhou Silan Microelectronics, Cl A	11,800	61,700
Hengdian Group DMEGC Magnetics, Cl A	7,300	24,060
Hengtong Optic-electric, Cl A	12,000	27,528
Hua Hong Semiconductor *	89,900	346,362
Huagong Tech, Cl A	9,400	26,099
Hundsun Technologies, Cl A	22,828	159,534
Iflytek	28,050	168,463
Ingenic Semiconductor, Cl A	3,800	43,783
Inspur Electronic Information Industry, Cl A	14,452	50,606
JA Solar Technology, Cl A	17,520	170,979
JCET Group, Cl A	16,600	65,547
Kingboard Holdings	101,900	415,995
Kingdee International Software Group *	363,600	792,275
Lenovo Group	1,000,700	800,453
Lens Technology, Cl A	70,200	138,077
Lingyi iTech Guangdong, Cl A *	64,597	51,243
LONGi Green Energy Technology, Cl A	66,091	470,975
Luxshare Precision Industry, Cl A	65,552	315,109
Maxscend Microelectronics, Cl A	4,302	85,240
Montage Technology, Cl A	7,125	58,429
NAURA Technology Group, Cl A	5,358	185,787
NavInfo, Cl A	11,800	20,939
Ninestar, Cl A	17,070	129,601
OFILM Group, Cl A *	67,900	50,648
Raytron Technology, Cl A	3,189	20,819
Sangfor Technologies, Cl A	4,110	91,850
SG Micro, Cl A	3,400	89,569
Shanghai Baosight Software, Cl A	14,362	106,321
Shanghai Baosight Software, Cl B	64,050	200,220
Shanghai Friendess Electronic Technology, Cl A	644	20,207
Shanghai Fudan Microelectronics Group, Cl A	1,677	16,818
Shanghai Fudan Microelectronics Group, Cl H	25,100	104,229
Shengyi Technology, Cl A	21,900	52,345
Shennan Circuits, Cl A	4,782	54,007
Shenzhen SC New Energy Technology, Cl A	3,200	58,314

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Shenzhen Sunlord Electronics, Cl A	5,200	$22,080
Shenzhen Transsion Holdings, Cl A	4,519	57,203
StarPower Semiconductor, Cl A	1,040	48,600
Sunny Optical Technology Group	96,480	1,297,305
Suzhou Dongshan Precision Manufacturing, Cl A	26,000	110,052
TCL Zhonghuan Renewable Energy Technology, Cl A	32,200	202,251
Thunder Software Technology, Cl A	4,300	69,832
Tianjin 712 Communication & Broadcasting, Cl A	7,300	38,192
Tianma Microelectronics, Cl A	51,600	72,015
Tianshui Huatian Technology, Cl A	30,700	40,529
TongFu Microelectronics, Cl A *	13,900	37,688
TravelSky Technology, Cl H	146,700	304,683
Trina Solar, Cl A	16,100	170,059
Unigroup Guoxin Microelectronics, Cl A	8,459	157,492
Unisplendour, Cl A	28,413	96,717
Will Semiconductor Shanghai, Cl A	12,085	168,412
Wingtech Technology, Cl A	12,740	110,151
Wuhan DR Laser Technology, Cl A	1,000	20,983
Wuhan Guide Infrared, Cl A	31,565	55,031
WUS Printed Circuit Kunshan, Cl A	18,020	33,923
Wuxi Autowell Technology, Cl A	627	19,945
Xiamen Faratronic, Cl A	1,260	33,417
Xiaomi, Cl B *	1,045,600	1,723,425
Xinyi Solar Holdings	674,100	873,740
Yangzhou Yangjie Electronic Technology, Cl A	2,300	19,372
Yealink Network Technology, Cl A	7,400	67,004
Yonyou Network Technology, Cl A	40,156	145,664
Zhejiang Dahua Technology, Cl A	50,993	95,468
Zhejiang Jingsheng Mechanical & Electrical, Cl A	12,200	124,152
Zhejiang Supcon Technology, Cl A	1,390	18,934
Zhongji Innolight, Cl A	7,500	32,301
Zhuzhou Hongda Electronics, Cl A	3,000	21,179
ZTE, Cl A	44,731	176,361

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ZTE, Cl H	120,600	$290,786
TOTAL CHINA		16,607,702
HONG KONG — 1.3%
Information Technology — 1.3%
Kingboard Laminates Holdings	171,000	208,336
TOTAL COMMON STOCK
(Cost $21,903,325)		16,816,038
TOTAL INVESTMENTS — 100.0%
(Cost $21,903,325)		$16,816,038

Percentages are based on Net Assets of $16,820,301.

*	Non-income producing security.

As of January 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Communication Services — 99.5%
37 Interactive Entertainment Network Technology Group, Cl A	77,951	$235,348
Autohome ADR	8,255	287,769
Baidu, Cl A *	43,458	734,044
Beijing Enlight Media, Cl A	172,200	208,981
Bilibili, Cl Z *	16,169	401,824
China Literature *	1,000	5,224
China Ruyi Holdings * (A)	1,198,300	319,504
China Tower, Cl H	2,709,700	307,663
China United Network Communications, Cl A	455,700	352,728
Focus Media Information Technology, Cl A	256,000	263,320
G-bits Network Technology Xiamen, Cl A	4,264	223,082
iQIYI ADR *	97,754	654,952
JOYY ADR	7,807	278,554
Kanzhun ADR * (A)	15,579	378,414
Kingsoft	82,100	301,648
Kuaishou Technology, Cl B *	59,700	522,852
Mango Excellent Media, Cl A	54,220	244,587
NetEase	37,915	675,728
Perfect World, Cl A	103,110	214,100
Tencent Holdings	13,915	678,482
Tencent Music Entertainment Group ADR * (A)	534	4,480
Weibo ADR *	14,892	338,793
Zhejiang Century Huatong Group, Cl A	343,620	201,896
		7,833,973
Consumer Discretionary — 0.4%
Meituan, Cl B *	1,422	31,663

Information Technology — 0.0%
National Agricultural Holdings *(B)	204,200	3

TOTAL CHINA		7,865,639
TOTAL COMMON STOCK
(Cost $8,976,702)		7,865,639

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Communication Services ETF

	Shares	Value
SHORT-TERM INVESTMENT(C)(D) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.240%
(Cost $24,396)	24,396	$24,396

	Face Amount
REPURCHASE AGREEMENT(C) — 1.1%
BNP Paribas
4.210%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $82,982 (collateralized by various U.S. Treasury Obligations, ranging in par value $5,126 - $6,313, 1.000% - 2.125%, 12/15/2024 - 05/15/2025, with a total market value of $84,524)
(Cost $82,972)	$82,972	82,972
TOTAL INVESTMENTS — 101.3%
(Cost $9,084,070)		$7,973,007

Percentages are based on Net Assets of $7,872,222.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at January 31, 2023.

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Security was purchased with cash collateral held from securities on loan.

(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2023.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Communication Services ETF

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$7,865,636	$—	$3	$7,865,639
Short-Term Investment	24,396	—	—	24,396
Repurchase Agreement	—	82,972	—	82,972
Total Investments in Securities	$7,890,032	$82,972	$3	$7,973,007

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Utilities ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Utilities — 99.9%
Beijing Enterprises Holdings	37,300	$126,577
Beijing Enterprises Water Group	335,500	85,603
CECEP Solar Energy, Cl A	46,400	52,602
CECEP Wind-Power, Cl A	59,400	34,989
CGN Power, Cl H	491,100	114,653
China Gas Holdings	151,790	236,248
China Longyuan Power Group, Cl H	155,900	214,402
China National Nuclear Power, Cl A	88,900	79,469
China Power International Development	310,100	132,925
China Resources Gas Group	46,920	197,232
China Resources Power Holdings	88,450	183,703
China Three Gorges Renewables Group, Cl A	121,500	103,396
China Yangtze Power, Cl A	69,200	212,921
Datang International Power Generation, Cl A *	78,300	32,100
ENN Energy Holdings	16,490	248,237
ENN Natural Gas, Cl A	4,000	10,691
GD Power Development, Cl A *	117,200	68,862
Guangdong Investment	117,160	127,196
Huadian Power International, Cl A	72,000	62,017
Huaneng Power International, Cl A *	25,400	28,119
Huaneng Power International, Cl H *	197,000	96,005
Kunlun Energy	157,560	124,222
Shanghai Electric Power, Cl A *	23,500	35,023
Shenzhen Energy Group, Cl A	51,780	47,436
Sichuan Chuantou Energy, Cl A	33,600	62,259
TOTAL CHINA		2,716,887
TOTAL COMMON STOCK
(Cost $2,774,368)		2,716,887

	Face Amount
U.S. TREASURY OBLIGATION — 3.7%
U.S.Treasury Bill
4.134%, 02/02/23(A)
(Cost $99,989)	$100,000	99,989
TOTAL INVESTMENTS — 103.6%
(Cost $2,874,357)		$2,816,876

Percentages are based on Net Assets of $2,719,363.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Utilities ETF

*	Non-income producing security.
(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,716,887	$—	$—	$2,716,887
U.S. Treasury Obligation	—	99,989	—	99,989
Total Investments in Securities	$2,716,887	$99,989	$—	$2,816,876

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 100.0%
Real Estate — 100.0%
C&D International Investment Group	108,800	$345,615
China Jinmao Holdings Group	1,270,700	291,796
China Merchants Shekou Industrial Zone Holdings, Cl A	125,600	276,042
China Overseas Land & Investment	208,400	562,306
China Overseas Property Holdings	18,500	24,168
China Resources Land	123,000	590,007
China Resources Mixc Lifestyle Services	4,250	24,480
China Vanke, Cl A	87,900	237,937
China Vanke, Cl H	202,300	408,804
Country Garden Holdings	1,155,900	433,543
Country Garden Services Holdings	131,500	355,652
Gemdale, Cl A	99,100	144,907
Greentown China Holdings	183,400	270,004
Greentown Service Group	403,000	294,080
Hangzhou Binjiang Real Estate Group, Cl A	68,100	107,137
Hopson Development Holdings	1	1
KE Holdings ADR *	35,765	655,930
Longfor Group Holdings	206,300	681,653
Poly Developments and Holdings Group, Cl A	121,053	281,814
Seazen Holdings, Cl A *	49,600	156,064
Shanghai Lingang Holdings, Cl A	52,100	94,919
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	312,785	250,541
Youngor Group, Cl A	101,300	97,000
Yuexiu Property	240,820	349,622
Zhejiang China Commodities City Group, Cl A	119,400	90,123
TOTAL CHINA		7,024,145
TOTAL COMMON STOCK
(Cost $8,021,492)		7,024,145

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI China Real Estate ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 5.7%
U.S.Treasury Bill
4.134%, 02/02/23(A)
(Cost $399,954)	$400,000	$399,955
TOTAL INVESTMENTS — 105.7%
(Cost $8,421,446)		$7,424,100

Percentages are based on Net Assets of $7,023,687.

*	Non-income producing security.
(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,024,145	$—	$—	$7,024,145
U.S. Treasury Obligation	—	399,955	—	399,955
Total Investments in Securities	$7,024,145	$399,955	$—	$7,424,100

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 99.9%
GREECE — 96.9%
Communication Services — 10.6%
Hellenic Telecommunications Organization	910,946	$14,315,615
Consumer Discretionary — 14.4%
FF Group *(A)	452,712	5
FF Group ADR *(A)	198,300	2
JUMBO	322,660	5,774,989
OPAP	911,272	13,637,856
		19,412,852
Consumer Staples — 1.7%
Sarantis	276,679	2,313,746
Energy — 10.0%
GasLog Partners	219,988	1,817,101
Helleniq Energy Holdings	399,122	3,355,023
Motor Oil Hellas Corinth Refineries	272,622	6,632,202
Tsakos Energy Navigation (B)	101,314	1,739,561
		13,543,887
Financials — 33.4%
Alpha Services and Holdings *	10,322,811	13,940,958
Eurobank Ergasias Services and Holdings *	11,911,450	16,041,137
Hellenic Exchanges - Athens Stock Exchange	500,715	2,069,160
National Bank of Greece *	1,312,371	6,194,342
Piraeus Financial Holdings *	3,344,767	6,861,936
		45,107,533
Industrials — 12.8%
Aegean Airlines *	316,422	2,233,721
Capital Product Partners (C)	125,582	1,720,473
Ellaktor *	621,183	1,416,732
GEK Terna Holding Real Estate Construction	339,182	4,589,863
Mytilineos	287,087	7,389,426
		17,350,215
Real Estate — 2.3%
LAMDA Development *	448,657	3,055,138

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 11.7%
Athens Water Supply & Sewage	294,693	$2,240,354
Holding ADMIE IPTO	947,278	2,043,175
Public Power *	753,859	5,976,705
Terna Energy	256,745	5,576,746
		15,836,980
TOTAL GREECE		130,935,966
UNITED STATES — 3.0%
Materials — 3.0%
Titan Cement International	258,415	4,103,117
TOTAL COMMON STOCK
(Cost $130,234,626)		135,039,083

Face Amount
U.S. TREASURY OBLIGATION — 8.1%
U.S.Treasury Bill
4.134%, 02/02/23(D)
(Cost $10,998,737)	$11,000,000	10,998,778

Shares
SHORT-TERM INVESTMENT(E)(F) — 0.1%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional, 4.240%
(Cost $143,060)	143,060	143,060

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Greece ETF

	Face Amount	Value
REPURCHASE AGREEMENT(E) — 0.4%
BNP Paribas
4.210%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $486,620 (collateralized by various U.S. Treasury Obligations, ranging in par value $30,060 - $37,018, 1.000% - 2.125%, 12/15/2024 - 05/15/2025, with a total market value of $495,658)
(Cost $486,564)	$486,564	$486,564
TOTAL INVESTMENTS — 108.5%
(Cost $141,862,987)		$146,667,485

Percentages are based on Net Assets of $135,153,100.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at January 31, 2023.
(C)	Security considered Master Limited Partnership. At January 31, 2023, these securities amounted to $1,720,473 or 1.3% of Net Assets.
(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Security was purchased with cash collateral held from securities on loan.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2023.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$135,039,076	$—	$7	$135,039,083
U.S. Treasury Obligation	—	10,998,778	—	10,998,778
Short-Term Investment	143,060	—	—	143,060
Repurchase Agreement	—	486,564	—	486,564
Total Investments in Securities	$135,182,136	$11,485,342	$7	$146,667,485

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Greece ETF

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — 94.2%
FRANCE — 5.3%
Industrials — 5.3%
Airbus	22,763	$2,838,546
GERMANY — 79.1%
Communication Services — 5.6%
Deutsche Telekom	134,641	2,990,332
Consumer Discretionary — 16.7%
adidas	6,446	1,031,758
Allianz	15,652	3,726,140
Bayerische Motoren Werke	12,002	1,215,229
Continental	4,175	291,643
Mercedes-Benz Group	30,644	2,268,089
Zalando *	9,011	416,802
		8,949,661
Consumer Staples — 0.9%
Beiersdorf	3,789	459,238
Financials — 8.8%
Deutsche Bank	79,200	1,050,071
Deutsche Boerse	7,143	1,274,192
Hannover Rueck	2,334	471,986
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	5,391	1,937,966
		4,734,215
Health Care — 8.9%
Bayer	38,275	2,369,403
Fresenius & KGaA	16,161	465,644
Fresenius Medical Care & KGaA	7,721	288,373
Merck KGaA	5,025	1,042,634
Siemens Healthineers	10,852	578,329
		4,744,383
Industrials — 14.9%
Brenntag	6,073	450,873
Daimler Truck Holding *	16,813	561,852
Deutsche Post	37,108	1,587,055

Schedule of Investments (Unaudited)	January 31, 2023

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
MTU Aero Engines	2,072	$514,866
Siemens	28,890	4,483,618
Siemens Energy	18,184	377,595
		7,975,859
Information Technology — 12.1%
Infineon Technologies	50,691	1,812,064
SAP	39,884	4,694,580
		6,506,644
Materials — 6.0%
BASF	34,815	1,981,283
Covestro	7,374	337,319
HeidelbergCement	5,277	359,911
Symrise, Cl A	5,201	550,619
		3,229,132
Real Estate — 1.4%
Vonovia	27,402	769,888
Utilities — 3.8%
E.ON	80,710	875,322
RWE	26,298	1,165,284
		2,040,606
TOTAL GERMANY		42,399,958
UNITED KINGDOM — 9.0%
Materials — 9.0%
Linde	14,745	4,846,568
UNITED STATES — 0.8%
Health Care — 0.8%
QIAGEN *	8,844	428,863
TOTAL COMMON STOCK
(Cost $46,234,868)		50,513,935

Schedule of Investments (Unaudited)	January 31, 2023

Global X DAX Germany ETF

	Shares	Value
PREFERRED STOCK — 5.6%
GERMANY— 5.6%
Consumer Discretionary — 3.9%
Dr Ing hc F Porsche *(A)	4,454	$527,261
Porsche Automobil Holding (A)	5,885	349,993
Volkswagen (A)	8,901	1,227,117
		2,104,371
Consumer Staples — 0.9%
Henkel & KGaA (A)	6,431	456,778
Health Care — 0.8%
Sartorius (A)	949	422,879
TOTAL GERMANY		2,984,028
TOTAL PREFERRED STOCK
(Cost $3,430,067)		2,984,028
TOTAL INVESTMENTS — 99.8%
(Cost $49,664,935)		$53,497,963

Percentages are based on Net Assets of $53,620,327.

*	Non-income producing security.
(A)	There is currently no stated interest rate.

As of January 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — 98.4%
CHINA — 4.6%
Industrials — 4.6%
Fosun International	725,090	$673,423
IRELAND — 0.3%
Industrials — 0.3%
Fusion Fuel Green, Cl A *	9,930	39,919
PORTUGAL — 75.5%
Communication Services — 4.9%
NOS SGPS	152,041	650,588
Pharol SGPS * (A)	756,562	54,065
		704,653
Consumer Discretionary — 1.5%
Ibersol SGPS	31,628	211,593
Consumer Staples — 8.6%
Jeronimo Martins	28,711	621,759
Sonae	617,144	627,352
		1,249,111
Energy — 4.9%
Galp Energia	52,251	713,594
Financials — 5.7%
Banco Comercial Portugues, Cl R	3,864,459	819,671
Industrials — 5.2%
CTT-Correios de Portugal	135,489	523,110
Mota-Engil	122,943	226,987
		750,097
Materials — 13.4%
Altri (A)	96,951	487,298
Corticeira Amorim SGPS	55,556	548,458
Navigator	161,179	562,605
Ramada Investimentos E Industria	7,421	51,904
Semapa-Sociedade de Investimento e Gestao	22,255	292,940
		1,943,205

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 31.3%
Energias de Portugal	672,134	$3,327,201
Greenvolt-Energias Renovaveis *	68,761	574,272
REN - Redes Energeticas Nacionais	230,185	631,229
		4,532,702
TOTAL PORTUGAL		10,924,626
SPAIN — 18.0%
Utilities — 18.0%
EDP Renovaveis	120,224	2,604,198
TOTAL COMMON STOCK
(Cost $15,070,244)		14,242,166

Face Amount
U.S. TREASURY OBLIGATION — 6.9%
U.S.Treasury Bill
4.134%, 02/02/23(B)
(Cost $999,886)	$1,000,000	999,889

Shares
SHORT-TERM INVESTMENT(C)(D) — 0.7%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional, 4.240%
(Cost $97,420)	97,420	97,420

	Face Amount
REPURCHASE AGREEMENT(C) — 2.3%
BNP Paribas
4.210%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $331,376 (collateralized by various U.S. Treasury Obligations, ranging in par value $20,470 - $25,209, 1.000% - 2.125%, 12/15/2024 - 05/15/2025, with a total market value of $337,532)
(Cost $331,337)	$331,337	331,337
TOTAL INVESTMENTS — 108.3%
(Cost $16,498,887)		$15,670,812

Percentages are based on Net Assets of $14,473,098.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Portugal ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2023.
(B)	Interest rate represents the security's effective yield at the time of purchase.
(C)	Security was purchased with cash collateral held from securities on loan.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2023.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$14,242,166	$—	$—	$14,242,166
U.S. Treasury Obligation	—	999,889	—	999,889
Short-Term Investment	97,420	—	—	97,420
Repurchase Agreement	—	331,337	—	331,337
Total Investments in Securities	$14,339,586	$1,331,226	$—	$15,670,812

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 75.1%
BRAZIL — 2.7%
Consumer Staples — 2.7%
Cia Brasileira de Distribuicao	169,765	$690,870
CANADA — 2.5%
Energy — 2.5%
Parex Resources	38,961	661,346
CHILE — 5.3%
Energy — 2.4%
Empresas Copec	84,903	638,180
Utilities — 2.9%
Enel Americas	5,719,500	754,582
TOTAL CHILE		1,392,762
COLOMBIA — 59.6%
Energy — 21.4%
Canacol Energy (A)	72,414	640,379
Ecopetrol	6,589,167	3,788,191
Geopark	74,879	1,138,910
		5,567,480
Financials — 16.1%
Banco de Bogota	77,054	587,890
Bancolombia	245,088	2,216,770
Financiera Colombiana *	248,049	854,890
Grupo de Inversiones Suramericana	60,245	530,759
		4,190,309
Materials — 6.9%
Cementos Argos	1,109,785	768,073
Grupo Argos	504,780	1,018,269
		1,786,342
Utilities — 15.2%
Celsia ESP	1,232,322	690,161
Grupo Energia Bogota ESP	3,039,400	1,027,875

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Interconexion Electrica	549,369	$2,253,117
		3,971,153
TOTAL COLOMBIA		15,515,284
GUATEMALA — 2.8%
Communication Services — 2.8%
Millicom International Cellular SDR *	42,163	719,443
UNITED STATES — 2.2%
Utilities — 2.2%
Brookfield Renewable, Cl A	18,637	585,361
TOTAL COMMON STOCK
(Cost $24,610,500)		19,565,066

PREFERRED STOCK — 24.6%
COLOMBIA— 24.6%
Financials — 24.6%
Banco Davivienda (B)	184,328	1,012,475
Bancolombia (B)	514,271	3,931,432
Grupo Aval Acciones y Valores (B)	7,737,883	955,057
Grupo de Inversiones Suramericana (B)	194,579	514,692
TOTAL COLOMBIA		6,413,656
TOTAL PREFERRED STOCK
(Cost $10,813,407)		6,413,656

SHORT-TERM INVESTMENT(C)(D) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.240%
(Cost $29,162)	29,162	29,162

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Colombia ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 0.4%
BNP Paribas
4.210%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $99,194 (collateralized by various U.S. Treasury Obligations, ranging in par value $6,127 - $7,546, 1.000% - 2.125%, 12/15/2024 - 05/15/2025, with a total market value of $101,033)
(Cost $99,182)	$99,182	$99,182
TOTAL INVESTMENTS — 100.2%
(Cost $35,552,251)		$26,107,066

Percentages are based on Net Assets of $26,042,500.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2023.
(B)	There is currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2023.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$19,565,066	$—	$—	$19,565,066
Preferred Stock	6,413,656	—	—	6,413,656
Short-Term Investment	29,162	—	—	29,162
Repurchase Agreement	—	99,182	—	99,182
Total Investments in Securities	$26,007,884	$99,182	$—	$26,107,066

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 95.8%
ARGENTINA — 49.3%
Communication Services — 3.1%
Telecom Argentina ADR (A)	213,945	$1,373,527
Consumer Discretionary — 2.2%
Despegar.com *	147,375	1,000,676
Consumer Staples — 1.3%
Cresud SACIF y A ADR	86,055	590,337
Energy — 11.5%
Transportadora de Gas del Sur ADR *	169,595	1,896,072
YPF ADR *	271,713	3,246,971
		5,143,043
Financials — 14.6%
Banco BBVA Argentina ADR	173,659	807,514
Banco Macro ADR (A)	107,284	2,357,030
Grupo Financiero Galicia ADR (A)	222,276	2,978,498
Grupo Supervielle ADR (A)	153,118	424,137
		6,567,179
Industrials — 1.7%
America Airports *	79,289	747,695
Materials — 4.4%
Bioceres Crop Solutions *	76,048	950,600
Loma Negra Cia Industrial Argentina ADR	142,401	1,015,319
		1,965,919
Real Estate — 1.1%
IRSA Inversiones y Representaciones ADR	78,627	500,854
Utilities — 9.4%
Central Puerto ADR (A)	240,102	1,498,237
Empresa Distribuidora Y Comercializadora Norte ADR *	51,148	470,562
Pampa Energia ADR * (A)	66,056	2,234,674
		4,203,473
TOTAL ARGENTINA		22,092,703

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
BRAZIL — 28.6%
Consumer Discretionary — 25.5%
Arcos Dorados Holdings, ClA	228,898	$1,945,633
MercadoLibre *	8,004	9,458,247
		11,403,880
Consumer Staples — 3.1%
Adecoagro	164,911	1,393,498
TOTAL BRAZIL		12,797,378
CANADA — 9.8%
Materials — 9.8%
Lithium Americas * (A)	48,894	1,226,060
SSR Mining	89,977	1,515,856
Yamana Gold	270,330	1,626,822
TOTAL CANADA		4,368,738
CHILE — 8.1%
Consumer Staples — 8.1%
Cencosud	995,183	1,781,339
Cia Cervecerias Unidas	240,992	1,844,619
TOTAL CHILE		3,625,958
TOTAL COMMON STOCK
(Cost $47,674,628)		42,884,777

PREFERRED STOCK — 4.0%
CHILE— 4.0%
Consumer Staples — 4.0%
Embotelladora Andina (B)
(Cost $1,624,399)	734,996	1,817,020

SHORT-TERM INVESTMENT(C)(D) — 2.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.240%
(Cost $1,201,113)	1,201,113	1,201,113

Schedule of Investments (Unaudited)		January 31, 2023

Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 9.1%
BNP Paribas
4.210%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $4,085,589 (collateralized by various U.S. Treasury Obligations, ranging in par value $252,377 - $310,801, 1.000% - 2.125%, 12/15/2024 - 05/15/2025, with a total market value of $4,161,448)
(Cost $4,085,112)	$4,085,112	$4,085,112
TOTAL INVESTMENTS — 111.6%
(Cost $54,585,252)		$49,988,022

Percentages are based on Net Assets of $44,781,829.

*      Non-income producing security.

(A)	This security or a partial position of this security is on loan at January 31, 2023.

(B)	There is currently no stated interest rate.

(C)	Security was purchased with cash collateral held from securities on loan.

(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2023.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$42,884,777	$—	$—	$42,884,777
Preferred Stock	1,817,020	—	—	1,817,020
Short-Term Investment	1,201,113	—	—	1,201,113
Repurchase Agreement	—	4,085,112	—	4,085,112
Total Investments in Securities	$45,902,910	$4,085,112	$—	$49,988,022

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023
Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — 99.8%
PAKISTAN — 99.8%
Consumer Discretionary — 1.4%
Nishat Mills	800,331	$159,379
Energy — 24.3%
Mari Petroleum	86,754	491,510
Oil & Gas Development	1,946,408	637,666
Pakistan Oilfields	349,215	538,703
Pakistan Petroleum	2,244,451	649,300
Pakistan State Oil	982,130	480,914
		2,798,093
Financials — 13.7%
Habib Bank	2,120,058	571,783
MCB Bank	1,212,155	511,050
United Bank	1,327,861	503,348
		1,586,181
Health Care — 1.5%
Searle *	865,668	172,746
Industrials — 9.0%
Millat Tractors	217,699	429,102
TRG Pakistan *	1,465,066	615,820
		1,044,922
Information Technology — 8.8%
Systems	591,526	1,010,936
Materials — 33.4%
DG Khan Cement	1,186,080	182,957
Engro	1,028,742	1,144,514
Engro Fertilizers	2,158,019	657,471
Engro Polymer & Chemicals	1,338,487	230,889
Fauji Cement *	4,002,248	170,096
Fauji Fertilizer	1,406,517	543,451
International Steels	832,203	124,955
Lucky Cement *	405,704	618,774
Maple Leaf Cement Factory *	2,226,765	177,476
		3,850,583

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 7.7%
Hub Power	3,706,574	$885,982
TOTAL PAKISTAN		11,508,822
TOTAL COMMON STOCK
(Cost $23,072,359)		11,508,822

	Face Amount
U.S. TREASURY OBLIGATION — 10.4%
U.S.Treasury Bill
4.133%, 02/02/23(A)
(Cost $1,199,862)	$1,200,000	1,199,867
TOTAL INVESTMENTS — 110.2%
(Cost $24,272,221)		$12,708,689

Percentages are based on Net Assets of $11,532,132.

*	Non-income producing security.
(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,508,822	$—	$—	$11,508,822
U.S. Treasury Obligation	—	1,199,867	—	1,199,867
Total Investments in Securities	$11,508,822	$1,199,867	$—	$12,708,689

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Nigeria ETF

	Shares	Value
COMMON STOCK — 98.0%
NIGERIA — 93.2%
Communication Services — 5.9%
Nigeria Communications	4,864,255	$2,375,382
Consumer Staples — 21.3%
Dangote Sugar Refinery	37,659,094	1,418,091
Flour Mills of Nigeria	24,002,438	1,562,828
Nestle Nigeria	1,149,667	2,695,074
Nigerian Breweries	16,431,620	1,490,703
UAC of Nigeria	38,120,465	810,810
Unilever Nigeria	23,383,901	687,687
		8,665,193
Financials — 44.1%
Access Bank	69,588,623	1,374,404
FBN Holdings	105,964,770	2,690,804
FCMB Group	162,598,933	1,468,066
Fidelity Bank	177,840,873	2,084,299
Guaranty Trust Holding	62,675,911	3,393,953
Stanbic IBTC Holdings	19,605,429	1,427,590
Sterling Bank	201,593,633	678,177
United Bank for Africa	89,619,784	1,594,970
Zenith Bank	59,101,971	3,206,835
		17,919,098
Materials — 19.2%
Dangote Cement	10,522,666	6,095,496
Lafarge Africa	31,522,330	1,717,223
		7,812,719
Utilities — 2.7%
Transnational Corp of Nigeria	417,740,027	1,115,182
TOTAL NIGERIA		37,887,574
TOGO — 4.8%
Financials — 4.8%
Ecobank Transnational	72,220,468	1,935,806

TOTAL COMMON STOCK
(Cost $41,330,417)		39,823,380

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Nigeria ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 9.9%
U.S.Treasury Bill
4.134%, 02/02/23(A)
(Cost $3,999,541)	$4,000,000	$3,999,556
TOTAL INVESTMENTS — 107.9%
(Cost $45,329,958)		$43,822,936

Percentages are based on Net Assets of $40,623,725.

(A)  Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$39,823,380	$—	$—	$39,823,380
U.S. Treasury Obligation	—	3,999,556	—	3,999,556
Total Investments in Securities	$39,823,380	$3,999,556	$—	$43,822,936

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — 99.9%
VIETNAM — 99.9%
Consumer Discretionary — 0.5%
FPT DIGITAL RETAIL JSC	7,800	$24,550
Consumer Staples — 21.0%
Hoang Anh Gia Lai International Agriculture JSC *	77,600	15,224
KIDO Group	28,300	74,589
Masan Group	87,220	376,072
Saigon Beer Alcohol Beverage	10,500	84,636
Thanh Thanh Cong - Bien Hoa JSC *	70,457	44,322
Vietnam Dairy Products JSC	104,400	343,288
Vinh Hoan	20,500	61,987
		1,000,118
Energy — 3.0%
PetroVietnam Drilling & Well Services JSC *	64,152	57,456
PetroVietnam Technical Service	54,600	59,612
Vietnam National Petroleum Group	15,300	24,013
		141,081
Financials — 21.1%
Bank for Foreign Trade of Vietnam JSC *	57,975	227,227
Bank for Investment and Development of Vietnam JSC *	43,876	84,393
Bao Viet Holdings	17,800	38,261
National Citizen Commercial JSC *	15,528	12,847
Saigon - Hanoi Commercial Joint Stock Bank *	143,545	67,342
Saigon - Hanoi Securities JSC *	57,375	24,470
Saigon Thuong Tin Commercial JSB *	110,000	127,135
SSI Securities	178,250	164,205
Viet Capital Securities JSC	46,840	59,730
Vietnam Joint Stock Commercial Bank for Industry and Trade *	60,600	78,827
VIX Securities JSC	58,022	19,549
VNDirect Securities	143,740	101,456
		1,005,442
Industrials — 10.0%
Bamboo Capital Group JSC	33,335	10,947
Development Investment Construction JSC *	44,080	32,899

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Gelex Group JSC	82,900	$51,796
Ha Do Group JSC	17,808	25,974
Hoang Huy Investment Financial Services JSC	73,416	24,360
IDICO JSC	24,540	42,282
PC1 Group JSC *	18,345	20,420
Sai Gon Cargo Service	1,920	6,002
Tasco JSC *	24,000	17,196
Thaiholdings JSC *	29,500	52,213
Vietjet Aviation JSC *	30,100	149,297
Vietnam Construction and Import-Export JSC	29,610	27,593
Viettel Construction Joint Stock	5,269	13,932
		474,911
Information Technology — 0.5%
Digiworld	11,720	21,993
Materials — 13.4%
Duc Giang Chemicals JSC	28,580	73,499
Hoa Phat Group JSC	432,640	407,777
Hoa Sen Group *	57,020	37,693
Nam Kim Steel JSC	15,260	10,348
PetroVietNam Ca Mau Fertilizer JSC	19,600	23,406
Petrovietnam Fertilizer & Chemicals JSC	31,900	59,453
Phuoc Hoa Rubber JSC	13,200	25,615
		637,791
Real Estate — 26.4%
Dat Xanh Group JSC *	43,800	27,833
Dat Xanh Real Estate Services JSC *	18,927	5,570
Hai Phat Investment JSC *	18,100	4,068
Khang Dien House Trading and Investment JSC *	58,260	69,572
Kinh Bac City Development Holding *	58,100	64,177
Nam Long Investment	25,700	32,005
No Va Land Investment Group *	109,091	66,066
Phat Dat Real Estate Development *	52,389	30,945
Song da Urban & Industrial Zone Investment & Development JSC *	2,900	5,937
Van Phu - Invest Investment JSC	24,720	55,982

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Vincom Retail JSC *	134,600	$170,492
Vingroup JSC *	148,000	360,414
Vinhomes JSC	167,400	363,393
		1,256,454
Utilities — 4.0%
Binh Duong Water Enviroment JSC	9,400	18,962
PetroVietnam Gas JSC	13,500	61,203
PetroVietnam Nhon Trach 2 Power JSC	30,600	37,585
PetroVietnam Power *	103,300	54,629
Pha Lai Thermal Power JSC	32,300	19,768
		192,147
TOTAL VIETNAM		4,754,487
TOTAL COMMON STOCK
(Cost $5,632,140)		4,754,487
TOTAL INVESTMENTS — 99.9%
(Cost $5,632,140)		$4,754,487

Percentages are based on Net Assets of $4,758,275.

*	Non-income producing security.

As of January 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 100.0%
BANGLADESH — 0.8%
Health Care — 0.5%
Square Pharmaceuticals	57,869	$113,732
Industrials — 0.3%
Bangladesh Export Import	58,288	63,121
TOTAL BANGLADESH		176,853
CHILE — 1.0%
Consumer Discretionary — 0.3%
Falabella	35,701	82,672
Financials — 0.7%
Banco de Chile	735,762	80,124
Banco de Credito e Inversiones	940	28,239
Banco Santander Chile	1,062,724	44,523
		152,886
TOTAL CHILE		235,558
COLOMBIA — 0.4%
Utilities — 0.4%
Interconexion Electrica	20,629	84,605
CZECH REPUBLIC — 1.6%
Financials — 0.3%
Komercni Banka	1,220	40,948
Moneta Money Bank	5,623	20,708
		61,656
Utilities — 1.3%
CEZ	7,591	307,612
TOTAL CZECH REPUBLIC		369,268
EGYPT — 0.3%
Financials — 0.3%
Commercial International Bank Egypt SAE	40,889	67,078

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
GREECE — 2.0%
Communication Services — 0.7%
Hellenic Telecommunications Organization	9,427	$148,146
Consumer Discretionary — 0.6%
OPAP	9,356	140,020
Financials — 0.4%
Alpha Services and Holdings *	35,659	48,157
National Bank of Greece *	9,053	42,730
		90,887
Utilities — 0.3%
Public Power *	10,050	79,678
TOTAL GREECE		458,731
ICELAND — 1.2%
Financials — 0.3%
Arion Banki HF	43,029	45,780
Islandsbanki HF	37,759	31,496
		77,276
Industrials — 0.9%
Marel HF	54,211	205,332
TOTAL ICELAND		282,608
INDONESIA — 9.9%
Communication Services — 2.2%
Sarana Menara Nusantara	744,354	55,616
Telkom Indonesia Persero	1,704,465	437,771
		493,387
Consumer Discretionary — 1.3%
Astra International	733,929	293,767
Consumer Staples — 1.9%
Charoen Pokphand Indonesia	265,076	103,006
Indofood CBP Sukses Makmur	85,222	57,421
Indofood Sukses Makmur	160,895	72,183
Sumber Alfaria Trijaya	595,877	112,497

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Unilever Indonesia	273,776	$85,110
		430,217
Financials — 3.8%
Bank Central Asia	683,025	386,166
Bank Jago *	52,359	11,212
Bank Mandiri	229,122	152,086
Bank Negara Indonesia Persero	90,938	55,509
Bank Rakyat Indonesia Persero	839,734	256,570
		861,543
Health Care — 0.4%
Kalbe Farma	756,818	104,006
Materials — 0.3%
Semen Indonesia Persero	123,693	61,063
TOTAL INDONESIA		2,243,983
KAZAKHSTAN — 1.4%
Energy — 0.8%
NAC Kazatomprom JSC GDR	6,063	177,646
Financials — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR	2,775	28,860
Kaspi.KZ JSC GDR	1,579	115,741
		144,601
TOTAL KAZAKHSTAN		322,247
KENYA — 0.9%
Communication Services — 0.9%
Safaricom	1,102,711	207,257
KUWAIT — 2.3%
Financials — 1.9%
Gulf Bank KSCP	26,387	27,057
Kuwait Finance House	—	1
National Bank of Kuwait SAK	115,105	413,662
		440,720

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.4%
Mabanee KPSC	29,488	$82,595
TOTAL KUWAIT		523,315
LUXEMBOURG — 0.2%
Financials — 0.2%
Reinet Investments SCA	2,151	40,670
MALAYSIA — 7.5%
Communication Services — 1.8%
Axiata Group	130,800	92,908
DiGi.com	145,166	143,269
Maxis	111,545	103,550
Telekom Malaysia	54,055	66,147
		405,874
Consumer Staples — 1.3%
Nestle Malaysia	3,332	105,605
PPB Group	29,843	123,129
QL Resources	52,167	71,786
		300,520
Energy — 0.3%
Petronas Dagangan	14,212	72,630
Financials — 2.1%
CIMB Group Holdings	109,579	147,707
Hong Leong Bank	10,512	50,567
Public Bank	233,835	232,423
RHB Bank	23,933	32,260
		462,957
Health Care — 0.2%
Top Glove *	252,805	49,189
Utilities — 1.8%
Petronas Gas	37,306	147,099
Tenaga Nasional	122,200	269,853
		416,952
TOTAL MALAYSIA		1,708,122

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 9.0%
Communication Services — 0.6%
Grupo Televisa	112,565	$137,892
Consumer Staples — 2.7%
Kimberly-Clark de Mexico, Cl A	71,091	135,905
Wal-Mart de Mexico	120,180	471,515
		607,420
Financials — 2.1%
Banco del Bajio	12,444	50,193
Grupo Financiero Banorte, Cl O	41,664	346,144
Grupo Financiero Inbursa, Cl O *	34,055	73,363
		469,700
Industrials — 2.8%
Grupo Aeroportuario del Pacifico, Cl B	16,836	291,128
Grupo Aeroportuario del Sureste, Cl B	9,083	247,101
Promotora y Operadora de Infraestructura	10,826	105,076
		643,305
Real Estate — 0.8%
Fibra Uno Administracion ‡	144,726	196,304
TOTAL MEXICO		2,054,621
MOROCCO — 0.3%
Financials — 0.3%
Attijariwafa Bank	1,388	48,926
Banque Centrale Populaire	574	12,561
TOTAL MOROCCO		61,487
NIGERIA — 0.5%
Financials — 0.1%
Guaranty Trust Holding	216,406	11,719
Zenith Bank	230,376	12,500
		24,219
Materials — 0.4%
Dangote Cement	146,538	84,885
TOTAL NIGERIA		109,104

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
OMAN — 0.2%
Financials — 0.2%
BankMuscat SAOG	59,290	$42,499
PERU — 0.7%
Financials — 0.7%
Credicorp	1,144	153,639
PHILIPPINES — 5.2%
Communication Services — 0.4%
PLDT	4,028	98,953
Consumer Staples — 0.5%
Universal Robina	40,714	102,703
Financials — 0.8%
Bank of the Philippine Islands	29,128	55,987
BDO Unibank	38,374	86,262
Metropolitan Bank & Trust	28,742	30,122
		172,371
Industrials — 0.8%
SM Investments	11,281	189,987
Real Estate — 2.4%
Ayala Land	346,238	185,708
SM Prime Holdings	543,198	366,922
		552,630
Utilities — 0.3%
Manila Electric	10,706	54,992
TOTAL PHILIPPINES		1,171,636
POLAND — 3.3%
Communication Services — 0.2%
Cyfrowy Polsat	12,220	51,664
Consumer Discretionary — 0.6%
Allegro.eu *	17,485	120,694

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.9%
Dino Polska *	2,309	$208,062
Financials — 1.3%
Bank Polska Kasa Opieki	2,981	63,325
Powszechna Kasa Oszczednosci Bank Polski	14,005	103,772
Powszechny Zaklad Ubezpieczen	9,792	82,843
Santander Bank Polska	575	38,021
		287,961
Utilities — 0.3%
PGE Polska Grupa Energetyczna *	42,681	73,634
TOTAL POLAND		742,015
QATAR — 5.1%
Energy — 1.2%
Qatar Fuel QSC	28,159	138,098
Qatar Gas Transport	116,263	121,315
		259,413
Financials — 1.5%
Commercial Bank PSQC	51,487	84,828
Masraf Al Rayan QSC	88,737	66,521
Qatar International Islamic Bank QSC	15,782	44,680
Qatar Islamic Bank SAQ	26,358	142,366
		338,395
Industrials — 1.2%
Industries Qatar QSC	71,113	274,356
Materials — 0.5%
Mesaieed Petrochemical Holding	205,171	121,128
Real Estate — 0.3%
Barwa Real Estate	90,572	70,632
Utilities — 0.4%
Qatar Electricity & Water QSC	20,507	100,121
TOTAL QATAR		1,164,045

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
ROMANIA — 1.7%
Energy — 0.7%
OMV Petrom	1,457,631	$148,309
Financials — 0.4%
Banca Transilvania	17,213	75,373
BRD-Groupe Societe Generale	6,641	20,081
		95,454
Real Estate — 0.6%
NEPI Rockcastle	21,286	131,973
TOTAL ROMANIA		375,736
SAUDI ARABIA — 9.3%
Communication Services — 1.9%
Etihad Etisalat	7,616	71,736
Mobile Telecommunications Saudi Arabia *	8,509	23,715
Saudi Research & Media Group *	726	36,252
Saudi Telecom	30,274	297,658
		429,361
Consumer Discretionary — 0.2%
Jarir Marketing	1,148	46,006
Consumer Staples — 0.7%
Almarai JSC	5,042	74,427
Nahdi Medical	791	39,877
Savola Group	5,277	42,112
		156,416
Financials — 3.8%
Al Rajhi Bank *	13,443	293,719
Alinma Bank	6,716	58,785
Arab National Bank	4,120	30,354
Bank AlBilad *	3,358	40,129
Bank Al-Jazira	2,655	13,696
Banque Saudi Fransi	4,050	44,083
Bupa Arabia for Cooperative Insurance	487	20,295
Riyad Bank	9,261	76,003
Saudi British Bank	6,339	61,312

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Saudi Investment Bank	3,391	$16,246
Saudi National Bank	15,044	189,603
Saudi Tadawul Group Holding	332	14,331
		858,556
Health Care — 0.7%
Dr Sulaiman Al Habib Medical Services Group	1,768	110,235
Mouwasat Medical Services	986	54,121
		164,356
Information Technology — 0.2%
Elm	484	45,911
Materials — 1.2%
SABIC Agri-Nutrients	4,320	157,698
Saudi Kayan Petrochemical *	14,840	52,590
Yanbu National Petrochemical	5,110	60,318
		270,606
Real Estate — 0.2%
Dar Al Arkan Real Estate Development *	10,685	35,588
Utilities — 0.4%
Saudi Electricity	16,817	103,152
TOTAL SAUDI ARABIA		2,109,952
SOUTH AFRICA — 8.0%
Communication Services — 0.5%
MultiChoice Group	17,533	120,525
Consumer Discretionary — 0.9%
Mr Price Group	11,980	113,046
Pepkor Holdings	77,410	91,280
		204,326
Consumer Staples — 2.2%
Clicks Group	11,432	174,083

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Shoprite Holdings	23,718	$326,819
		500,902
Financials — 3.6%
Absa Group	13,551	154,619
Capitec Bank Holdings	1,391	143,011
Nedbank Group	7,314	94,500
Old Mutual	74,374	50,486
Remgro	8,383	67,343
Sanlam	28,302	91,430
Standard Bank Group	21,397	212,687
		814,076
Materials — 0.8%
African Rainbow Minerals	5,335	86,863
Harmony Gold Mining	26,360	93,158
		180,021
TOTAL SOUTH AFRICA		1,819,850
SRI LANKA — 0.1%
Industrials — 0.1%
John Keells Holdings	64,452	24,701
THAILAND — 10.6%
Communication Services — 1.1%
Advanced Info Service NVDR	31,473	185,921
Intouch Holdings PCL NVDR	29,666	65,380
		251,301
Consumer Discretionary — 0.8%
Central Retail NVDR	47,816	61,562
Home Product Center NVDR	156,333	67,724
PTT Oil & Retail Business NVDR	79,258	53,783
		183,069
Consumer Staples — 1.5%
Berli Jucker NVDR	31,783	36,588
CP ALL NVDR	154,323	310,890
		347,478

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Energy — 1.1%
PTT Exploration & Production NVDR	36,726	$190,806
Thai Oil NVDR	32,519	56,891
		247,697
Financials — 0.3%
Kasikornbank NVDR	5,593	24,568
Krungthai Card NVDR	8,108	13,877
SCB X NVDR	7,499	23,626
Srisawad NVDR	6,212	10,021
		72,092
Health Care — 1.6%
Bangkok Dusit Medical Services NVDR	272,907	245,955
Bumrungrad Hospital NVDR	15,725	103,373
		349,328
Industrials — 1.6%
Airports of Thailand NVDR *	113,222	254,672
Bangkok Expressway & Metro NVDR	201,936	59,339
BTS Group Holdings PCL NVDR	208,801	53,450
		367,461
Materials — 0.2%
SCG Packaging NVDR	34,049	53,895
Real Estate — 0.8%
Central Pattana NVDR	53,381	115,220
Land & Houses NVDR	221,035	66,290
		181,510
Utilities — 1.6%
Electricity Generating NVDR	6,900	36,371
Energy Absolute NVDR	44,380	116,294
Global Power Synergy NVDR	18,631	38,803
Gulf Energy Development NVDR	77,476	126,153
Ratch Group NVDR	28,665	36,689
		354,310
TOTAL THAILAND		2,408,141

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TURKEY — 3.0%
Communication Services — 0.5%
Turkcell Iletisim Hizmetleri	57,600	$111,155
Consumer Staples – 0.6%
BIM Birlesik Magazalar	21,497	142,281
Financials – 0.5%
Akbank Turk	49,607	44,780
Haci Omer Sabanci Holding	16,355	33,926
Turkiye Is Bankasi, Cl C	56,129	32,465
		111,171
Industrials – 0.4%
Aselsan Elektronik Sanayi Ve Ticaret	32,221	97,294
Materials –1.0%
Eregli Demir ve Celik Fabrikalari	66,070	133,822
Hektas Ticaret *	53,737	89,988
		223,810
TOTAL TURKEY		685,711
UNITED ARAB EMIRATES — 7.1%
Communication Services – 2.0%
Emirates Telecommunications Group PJSC	63,460	444,024
Consumer Discretionary — 0.7%
Abu Dhabi National Oil for Distribution PJSC	135,963	162,872
Financials — 2.4%
Abu Dhabi Commercial Bank PJSC (A)	41,142	94,201
Abu Dhabi Islamic Bank PJSC	21,471	55,065
Dubai Islamic Bank PJSC	42,817	64,697
Emirates NBD Bank PJSC	28,008	98,747
First Abu Dhabi Bank PJSC	65,326	241,879
		554,589
Industrials — 1.1%
Multiply Group PJSC *	146,177	160,780

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Q Holding PJSC *	89,479	$83,802
		244,582
Real Estate — 0.9%
Aldar Properties PJSC	167,621	198,970
TOTAL UNITED ARAB EMIRATES		1,605,037
VIETNAM — 6.4%
Consumer Staples — 2.0%
Masan Group	53,452	230,472
Saigon Beer Alcohol Beverage	50	403
Vietnam Dairy Products JSC	68,896	226,544
		457,419
Financials — 0.4%
Bank for Foreign Trade of Vietnam JSC *	14,806	58,030
Ho Chi Minh City Development Joint Stock Commercial Bank *	10	8
SSI Securities	34,650	31,920
		89,958
Industrials — 0.3%
Vietjet Aviation JSC *	14,980	74,301

Materials — 1.1%
Hoa Phat Group JSC	267,621	252,241

Real Estate — 2.6%
No Va Land Investment Group *	62,746	37,999
Vincom Retail JSC *	86,290	109,300
Vingroup JSC *	90,129	219,485

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Vinhomes JSC	102,657	$222,849
		589,633
TOTAL VIETNAM		1,463,552
TOTAL COMMON STOCK
(Cost $22,094,179)		22,712,021
TOTAL INVESTMENTS — 100.0%
(Cost $22,094,179)		$22,712,021

Percentages are based on Net Assets of $22,722,839.

*            Non-income producing security.

‡           Real Estate Investment Trust

(A)       Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$22,617,820	$—	$94,201	$22,712,021
Total Investments in Securities	$22,617,820	$—	$94,201	$22,712,021

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.9%
BERMUDA — 0.1%
Energy — 0.1%
Cool *	7,534	$79,517
BRAZIL — 4.3%
Materials — 4.3%
Yara International	97,536	4,316,163
FAROE ISLANDS — 1.9%
Consumer Staples — 1.9%
Bakkafrost P/F	30,504	1,885,838
FRANCE — 1.5%
Communication Services — 1.5%
Adevinta, Cl B *	175,014	1,491,121
GABON — 0.1%
Energy — 0.1%
BW Energy *	50,474	140,988
HONG KONG — 0.1%
Industrials — 0.1%
Cadeler *	27,522	114,295
MEXICO — 0.5%
Energy — 0.5%
Borr Drilling *	81,847	487,153
NETHERLANDS — 0.1%
Industrials — 0.1%
Meltwater *	82,850	147,480
NORWAY — 87.9%
Communication Services — 6.7%
Kahoot! *	161,347	282,366
Schibsted, Cl A	44,236	961,051
Schibsted, Cl B	58,963	1,225,512

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Telenor	414,063	$4,325,830
		6,794,759
Consumer Discretionary — 0.6%
Europris	95,833	615,492
Consumer Staples — 11.9%
Austevoll Seafood	54,987	543,085
Grieg Seafood	31,421	280,291
Leroy Seafood Group	180,381	1,058,276
Mowi	264,934	4,881,846
Orkla	458,296	3,414,651
Salmar	39,545	1,830,712
		12,008,861
Energy — 27.3%
Aker BP	192,826	5,853,362
Aker Solutions	151,494	594,858
BW Offshore	54,213	144,159
DNO	269,904	331,021
Equinor	584,338	17,743,821
FLEX LNG	18,300	563,937
Frontline	73,773	1,015,868
Odfjell Drilling *	57,353	152,164
TGS	72,478	1,192,214
		27,591,404
Financials — 18.6%
DNB Bank	566,145	10,539,851
Gjensidige Forsikring	121,408	2,174,544
Protector Forsikring	37,215	535,781
Sparebank 1 Nord Norge	57,546	534,655
Sparebank 1 Oestlandet	24,287	284,006
SpareBank 1 SMN	78,618	999,623
SpareBank 1 SR-Bank	108,516	1,253,748
Storebrand	285,086	2,467,182
		18,789,390

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.2%
Nykode Therapeutics *	80,985	$230,754

Industrials — 11.5%
Aker ASA, Cl A	15,761	1,133,760
Aker Carbon Capture *	200,006	293,854
Aker Horizons Holding *	142,599	205,085
Bonheur	12,866	343,282
Golden Ocean Group	78,735	749,336
Hexagon Composites *	72,095	242,091
Hexagon Purus Holding *	47,164	123,337
Hoegh Autoliners	16,004	99,342
Kongsberg Gruppen	54,278	2,151,937
MPC Container Ships	163,674	259,073
NEL *	885,109	1,502,911
Norwegian Air Shuttle *	391,638	370,533
Stolt-Nielsen	15,441	404,257
TOMRA Systems	143,772	2,520,985
Veidekke	65,203	671,075
Wallenius Wilhelmsen, Cl B	64,982	613,176
		11,684,034
Information Technology — 2.7%
Atea	50,760	570,197
Crayon Group Holding *	42,788	427,741
Nordic Semiconductor *	105,254	1,658,647
Volue *	31,084	94,451
		2,751,036
Materials — 7.9%
BEWi	29,024	150,812
Borregaard	57,491	884,100
Elkem	190,859	672,232
Elopak	75,333	180,258
Norsk Hydro	752,331	6,051,338
Norske Skog *	14,988	102,488
		8,041,228

Schedule of Investments (Unaudited)	January 31, 2023

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.5%
Entra	39,190	$460,632
TOTAL NORWAY		88,967,590
SINGAPORE — 0.8%
Energy — 0.8%
BW LPG	51,138	421,617
Hafnia	71,055	371,343
TOTAL SINGAPORE		792,960
SOUTH AFRICA — 0.6%
Utilities — 0.6%
Scatec	73,251	593,298
UNITED KINGDOM — 1.8%
Energy — 1.8%
Subsea 7	144,510	1,791,862
UNITED STATES — 0.2%
Information Technology — 0.2%
REC Silicon *	167,485	237,270
TOTAL COMMON STOCK
(Cost $120,413,761)		101,045,535
TOTAL INVESTMENTS — 99.9%
(Cost $120,413,761)		$101,045,535

Percentages are based on Net Assets of $101,180,526.

*        Non-income producing security.

As of January 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 1.5%
Consumer Staples — 1.5%
Wilmar International	236,732	$733,061
INDONESIA — 22.1%
Communication Services — 2.8%
Telkom Indonesia Persero	5,225,375	1,342,074
Consumer Discretionary — 1.9%
Astra International	2,276,155	911,069
Consumer Staples — 0.6%
Hanjaya Mandala Sampoerna	986,857	64,189
Unilever Indonesia	652,674	202,899
		267,088
Financials — 16.8%
Bank Central Asia	6,252,639	3,535,098
Bank Mandiri	2,472,934	1,641,474
Bank Negara Indonesia Persero	840,796	513,228
Bank Rakyat Indonesia Persero	7,837,284	2,394,580
		8,084,380
TOTAL INDONESIA		10,604,611
MALAYSIA — 13.5%
Financials — 8.9%
CIMB Group Holdings	761,245	1,026,117
Malayan Banking	801,139	1,641,436
Public Bank	1,600,955	1,591,291
		4,258,844
Health Care — 0.7%
IHH Healthcare	239,397	332,235
Materials — 2.3%
Petronas Chemicals Group	318,068	622,603
Press Metal Aluminium Holdings	395,126	479,810
		1,102,413

Schedule of Investments (Unaudited)	January 31, 2023

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.6%
Tenaga Nasional	362,544	$800,601
TOTAL MALAYSIA		6,494,093
PHILIPPINES — 4.8%
Financials — 1.3%
BDO Unibank	267,888	602,198
Industrials — 0.9%
Ayala	31,998	414,125
Real Estate — 2.6%
Ayala Land	833,005	446,791
SM Prime Holdings	1,197,931	809,183
		1,255,974
Utilities — 0.0%
ACEN	105,477	13,516
TOTAL PHILIPPINES		2,285,813
SINGAPORE — 35.1%
Communication Services — 3.4%
Singapore Telecommunications	847,858	1,619,145
Financials — 26.6%
DBS Group Holdings	204,250	5,561,766
Oversea-Chinese Banking	396,908	3,904,607
United Overseas Bank	145,502	3,302,260
		12,768,633
Industrials — 1.4%
Singapore Airlines	143,547	646,554
Real Estate — 3.7%
CapitaLand Integrated Commercial Trust ‡	569,795	927,729
Capitaland Investment	287,110	865,033
		1,792,762
TOTAL SINGAPORE		16,827,094

Schedule of Investments (Unaudited)	January 31, 2023

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
THAILAND — 23.0%
Communication Services — 1.5%
Advanced Info Service NVDR	125,734	$742,749
Consumer Discretionary — 0.4%
PTT Oil & Retail Business (A)	310,614	210,777
Consumer Staples — 2.8%
CP ALL NVDR	670,917	1,351,590
Energy — 5.1%
PTT NVDR	1,611,615	1,623,332
PTT Exploration & Production NVDR	155,285	806,767
		2,430,099
Financials — 2.8%
Kasikornbank NVDR	170,765	750,104
SCB X NVDR	191,107	602,094
		1,352,198
Health Care — 1.9%
Bangkok Dusit Medical Services NVDR	1,003,036	903,978
Industrials — 2.3%
Airports of Thailand NVDR *	483,259	1,087,003
Information Technology — 1.8%
Delta Electronics Thailand NVDR (A)	31,361	855,041
Materials — 1.7%
Siam Cement NVDR	81,865	833,282
Utilities — 2.7%
Energy Absolute	188,813	494,769
Gulf Energy Development NVDR	477,963	778,265
		1,273,034
TOTAL THAILAND		11,039,751
TOTAL COMMON STOCK
(Cost $45,381,624)		47,984,423

Schedule of Investments (Unaudited)	January 31, 2023

Global X FTSE Southeast Asia ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
4.240%
(Cost $156,138)	156,138	$156,138

	Face Amount
REPURCHASE AGREEMENT(B) — 1.1%
BNP Paribas
4.210%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $531,104 (collateralized by various U.S. Treasury Obligations, ranging in par value $32,808 - $40,402, 1.000% - 2.125%, 12/15/2024 - 05/15/2025, with a total market value of $540,968)
(Cost $531,042)	$531,042	531,042
TOTAL INVESTMENTS — 101.4%
(Cost $46,068,804)		$48,671,603

Percentages are based on Net Assets of $48,008,030.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2023.

(B)	Security was purchased with cash collateral held from securities on loan.

(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2023.

Schedule of Investments (Unaudited)	January 31, 2023

Global X FTSE Southeast Asia ETF

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$47,984,423	$—	$—	$47,984,423
Short-Term Investment	156,138	—	—	156,138
Repurchase Agreement	—	531,042	—	531,042
Total Investments in Securities	$48,140,561	$531,042	$—	$48,671,603

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2023

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

SDR — Swedish Depositary Receipt

GLX-QH-002-2300

Schedules of Investments (Unaudited)	January 31, 2023

Global X Social Media ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 38.4%
Communication Services — 37.8%
Baidu ADR *	57,186	$7,701,810
Bilibili ADR * (A)	207,218	5,180,450
Hello Group ADR	96,408	988,182
HUYA ADR *	22,615	124,383
JOYY ADR	19,719	703,574
Kuaishou Technology, Cl B *	825,888	7,233,125
Meitu *	2,568,100	635,591
NetEase ADR	81,842	7,252,020
Tencent Holdings	389,527	18,992,954
Tencent Music Entertainment Group ADR *	404,814	3,396,389
Weibo ADR *	97,524	2,218,671
		54,427,149
Consumer Discretionary — 0.6%
Meituan, Cl B *	38,953	867,653
TOTAL CHINA		55,294,802
GERMANY — 1.0%
Communication Services — 1.0%
United Internet	61,295	1,417,260
JAPAN — 7.2%
Communication Services — 7.2%
DeNA	52,904	739,586
giftee * (A)	12,442	210,101
Gree	33,855	183,014
Kakaku.com	87,389	1,444,780
MIXI	25,936	496,004
Nexon (A)	306,186	7,357,693
TOTAL JAPAN		10,431,178
SOUTH KOREA — 12.9%
Communication Services — 12.9%
AfreecaTV *	5,395	347,754
Com2uSCorp	5,497	295,869
Kakao	172,941	8,620,374

Schedules of Investments (Unaudited)	January 31, 2023

Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
NAVER	57,088	$9,384,900
TOTAL SOUTH KOREA		18,648,897
TAIWAN — 0.1%
Consumer Discretionary — 0.1%
PChome Online	65,744	142,546
UNITED ARAB EMIRATES — 0.2%
Communication Services — 0.2%
Yalla Group ADR * (A)	63,622	302,205
UNITED STATES — 40.1%
Communication Services — 37.6%
Alphabet, Cl A *	58,257	5,758,122
Angi, Cl A *	51,140	148,817
Bumble, Cl A * (A)	55,830	1,437,623
IAC *	53,856	3,042,864
Match Group *	113,965	6,167,786
Meta Platforms, Cl A *	91,516	13,633,139
Nextdoor Holdings *	70,238	172,785
Pinterest, Cl A * (A)	232,578	6,114,476
Snap, Cl A *	712,527	8,236,812
Spotify Technology *	67,159	7,570,162
Vimeo *	96,525	438,224
Yelp, Cl A *	44,730	1,409,442
		54,130,252
Consumer Discretionary — 0.6%
Fiverr International *	21,143	784,194
Groupon, Cl A * (A)	12,608	104,142
		888,336
Information Technology — 1.9%
Life360, Cl CDI *	74,702	290,040
Sprinklr, Cl A *	48,653	483,611

Schedules of Investments (Unaudited)	January 31, 2023

Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Sprout Social, Cl A *	31,132	$1,991,514
		2,765,165
TOTAL UNITED STATES		57,783,753
TOTAL COMMON STOCK
(Cost $246,119,111)		144,020,641

SHORT-TERM INVESTMENT(B)(C) — 2.5%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional, 4.240%
(Cost $3,583,693)	3,583,693	3,583,693

	Face Amount
REPURCHASE AGREEMENT(B) — 8.5%
BNP Paribas
4.210%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $12,189,941 (collateralized by various U.S. Treasury Obligations, ranging in par value $753,003 - $927,320, 1.000% - 2.125%, 12/15/2024 - 05/15/2025, with a total market value of $12,416,287)
(Cost $12,188,515)	$12,188,515	12,188,515
TOTAL INVESTMENTS — 110.9%
(Cost $261,891,319)		$159,792,849

Percentages are based on Net Assets of $144,127,045.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2023.

Schedules of Investments (Unaudited)	January 31, 2023

Global X Social Media ETF

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$144,020,641	$—	$—	$144,020,641
Short-Term Investment	3,583,693	—	—	3,583,693
Repurchase Agreement	—	12,188,515	—	12,188,515
Total Investments in Securities	$147,604,334	$12,188,515	$—	$159,792,849

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 11.9%
Materials — 11.9%
Allkem *	7,104,209	$64,977,827
Core Lithium * (A)	19,839,641	16,216,852
IGO	8,917,795	91,557,051
Liontown Resources * (A)	20,627,974	22,820,806
Mineral Resources	1,983,087	124,283,551
Pilbara Minerals *	34,892,967	116,790,164
Sayona Mining * (A)	76,417,372	14,000,392
TOTAL AUSTRALIA		450,646,643
BRAZIL — 0.5%
Materials — 0.5%
Sigma Lithium *	631,091	19,248,275
CANADA — 0.8%
Materials — 0.8%
Lithium Americas * (A)	1,242,223	31,149,834
CHILE — 4.5%
Materials — 4.5%
Sociedad Quimica y Minera de Chile ADR	1,725,681	168,322,925
CHINA — 38.0%
Consumer Discretionary — 5.6%
BYD, Cl H	6,747,074	210,885,065
Industrials — 13.8%
Beijing Easpring Material Technology, Cl A	3,552,048	35,369,079
Contemporary Amperex Technology, Cl A	2,786,305	191,834,757
Eve Energy, Cl A	13,069,168	170,308,466
Sunwoda Electronic, Cl A	12,988,591	45,174,030
Wuxi Lead Intelligent Equipment, Cl A	11,237,536	76,720,864
		519,407,196
Information Technology — 2.5%
NAURA Technology Group, Cl A	2,753,941	95,492,073

Schedules of Investments (Unaudited)	January 31, 2023

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Materials — 16.1%
Ganfeng Lithium Group, Cl A	12,614,740	$147,173,211
Guangzhou Tinci Materials Technology, Cl A	12,558,678	91,223,644
Shanghai Putailai New Energy Technology, Cl A	6,743,156	55,088,535
Shenzhen Capchem Technology, Cl A	3,891,290	28,156,105
Tianqi Lithium, Cl A *	11,605,541	164,856,119
Yunnan Energy New Material, Cl A	5,117,859	118,077,054
		604,574,668
TOTAL CHINA		1,430,359,002
JAPAN — 11.0%
Consumer Discretionary — 5.8%
Panasonic Holdings	23,737,909	219,043,337
Industrials — 0.9%
GS Yuasa	899,046	15,624,161
Japan Steel Works	797,649	16,861,372
		32,485,533
Information Technology — 4.3%
TDK	4,560,625	161,495,468
TOTAL JAPAN		413,024,338
NORWAY — 0.3%
Industrials — 0.3%
FREYR Battery * (A)	1,199,795	10,570,194
SOUTH KOREA — 10.1%
Industrials — 3.1%
LG Energy Solution * (A)	271,859	114,985,013
Information Technology — 7.0%
L&F (A)	276,116	46,176,243
Samsung SDI	393,841	219,013,707
		265,189,950
TOTAL SOUTH KOREA		380,174,963

Schedules of Investments (Unaudited)	January 31, 2023

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 0.5%
Information Technology — 0.5%
Simplo Technology	1,988,180	$19,600,376
UNITED STATES — 22.4%
Consumer Discretionary — 9.0%
Lucid Group * (A)	6,801,146	79,505,397
QuantumScape, Cl A * (A)	2,716,389	23,116,470
Rivian Automotive, Cl A *	5,404,703	104,851,238
Tesla *	756,335	131,012,349
		338,485,454
Industrials — 1.4%
EnerSys	480,975	39,930,544
Enovix * (A)	1,391,704	11,050,130
		50,980,674
Materials — 12.0%
Albemarle	1,413,098	397,716,432
Livent *	2,144,147	55,576,291
		453,292,723
TOTAL UNITED STATES		842,758,851
TOTAL COMMON STOCK
(Cost $3,264,698,472)		3,765,855,401

SHORT-TERM INVESTMENT(B)(C) — 1.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.240%
(Cost $62,541,779)	62,541,779	62,541,779

Schedules of Investments (Unaudited)	January 31, 2023

Global X Lithium & Battery Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 5.6%
BNP Paribas
4.210%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $212,732,308 (collateralized by various U.S. Treasury Obligations, ranging in par value $13,140,998 - $16,183,085, 1.000% - 2.125%, 12/15/2024 - 05/15/2025, with a total market value of $216,682,346)
(Cost $212,707,433)	$212,707,433	$212,707,433
TOTAL INVESTMENTS — 107.3%
(Cost $3,539,947,684)		$4,041,104,613

Percentages are based on Net Assets of $3,765,869,385.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2023.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,765,855,401	$—	$—	$3,765,855,401
Short-Term Investment	62,541,779	—	—	62,541,779
Repurchase Agreement	—	212,707,433	—	212,707,433
Total Investments in Securities	$3,828,397,180	$212,707,433	$—	$4,041,104,613

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 10.5%
Materials — 10.5%
Allkem *	19,200	$175,611
IGO	19,409	199,268
Lynas Rare Earths *	30,890	204,389
Syrah Resources *	21,138	32,769
TOTAL AUSTRALIA		612,037
CANADA — 2.3%
Materials — 2.3%
HudBay Minerals	7,471	43,280
Lithium Americas *	3,581	89,797
TOTAL CANADA		133,077
CHILE — 7.3%
Materials — 7.3%
Antofagasta	11,783	251,318
Lundin Mining	22,608	170,617
TOTAL CHILE		421,935
CHINA — 28.2%
Industrials — 4.7%
Eve Energy, Cl A	15,100	196,773
Fangda Carbon New Material, Cl A *	77,300	75,277
		272,050
Materials — 23.5%
China Nonferrous Mining	38,600	21,027
China Northern Rare Earth Group High-Tech, Cl A	46,500	199,783
China Rare Earth Resources And Technology, Cl A *	15,900	97,069
Ganfeng Lithium Group, Cl H	13,642	124,089
MMG *	95,000	30,662
Nanjing Hanrui Cobalt, Cl A	6,900	44,708
Shenghe Resources Holding, Cl A	49,500	120,219
Sinofibers Technology, Cl A	8,400	71,384
South Manganese Investment *	137,000	12,759
Tongling Nonferrous Metals Group, Cl A	363,700	187,857

Schedules of Investments (Unaudited)	January 31, 2023

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Weihai Guangwei Composites, Cl A	9,800	$104,704
Western Mining, Cl A	57,600	98,375
Yunnan Tin, Cl A	32,700	73,416
Zhejiang Huayou Cobalt, Cl A	18,430	179,287
		1,365,339
TOTAL CHINA		1,637,389
FINLAND — 0.1%
Materials — 0.1%
Jervois Global *	46,500	8,028
FRANCE — 0.5%
Materials — 0.5%
Eramet	280	27,825
GERMANY — 0.3%
Industrials — 0.3%
SGL Carbon *	2,341	20,161
INDONESIA — 1.2%
Materials — 1.2%
Nickel Mines	44,502	34,337
Vale Indonesia *	70,242	34,793
TOTAL INDONESIA		69,130
JAPAN — 5.7%
Industrials — 0.3%
Nippon Carbon	468	15,888
Materials — 5.4%
Nippon Denko	5,654	16,782
Sumitomo Metal Mining	6,138	247,701
Tokai Carbon	6,064	51,899
		316,382
TOTAL JAPAN		332,270

Schedules of Investments (Unaudited)	January 31, 2023

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 3.8%
Materials — 3.8%
Southern Copper	2,935	$220,741
NETHERLANDS — 0.7%
Materials — 0.7%
AMG Advanced Metallurgical Group	1,042	40,446
SOUTH AFRICA — 14.5%
Materials — 14.5%
African Rainbow Minerals	3,646	59,363
Anglo American	6,406	273,384
Anglo American Platinum	1,954	144,083
Impala Platinum Holdings	20,624	238,281
Northam Platinum Holdings *	10,647	104,268
Royal Bafokeng Platinum	2,707	25,862
TOTAL SOUTH AFRICA		845,241
SWEDEN — 5.0%
Materials — 5.0%
Boliden	6,447	287,873
TAIWAN — 0.3%
Information Technology — 0.3%
Acme Electronics *	17,398	15,326
UNITED STATES — 14.8%
Industrials — 0.8%
GrafTech International	6,634	43,387
Materials — 14.0%
Albemarle	694	195,326
Freeport-McMoRan	6,992	311,983
Livent *	6,104	158,216
MP Materials *	4,628	150,456
		815,981
TOTAL UNITED STATES		859,368

Schedules of Investments (Unaudited)	January 31, 2023

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
ZAMBIA — 4.7%
Materials — 4.7%
First Quantum Minerals	11,854	$274,241
TOTAL COMMON STOCK
(Cost $6,156,168)		5,805,088
TOTAL INVESTMENTS — 99.9%
(Cost $6,156,168)		$5,805,088

Percentages are based on Net Assets of $5,812,151.

*	Non-income producing security.

As of January 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — 100.1%
AUSTRALIA — 0.5%
Consumer Discretionary — 0.5%
Temple & Webster Group *	63,393	$255,066
BRAZIL — 4.6%
Communication Services — 0.4%
VTEX, Cl A *	44,284	200,606
Consumer Discretionary — 4.2%
MercadoLibre *	1,869	2,208,579
TOTAL BRAZIL		2,409,185
CANADA — 4.9%
Information Technology — 4.9%
Shopify, Cl A *	52,080	2,565,982
CHINA — 23.3%
Communication Services — 3.8%
NetEase ADR	22,447	1,989,029
Consumer Discretionary — 18.8%
Alibaba Group Holding ADR *	16,915	1,864,033
Baozun ADR *	41,149	313,144
JD.com ADR	30,297	1,803,580
Pinduoduo ADR *	20,480	2,006,630
Trip.com Group ADR *	51,758	1,902,624
Vipshop Holdings ADR *	126,165	1,951,773
		9,841,784
Financials — 0.7%
LexinFintech Holdings ADR *	104,797	347,926
TOTAL CHINA		12,178,739
GERMANY — 0.6%
Consumer Discretionary — 0.6%
Jumia Technologies ADR * (A)	76,303	320,473

Schedules of Investments (Unaudited)	January 31, 2023

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 3.3%
Consumer Discretionary — 3.3%
Global-e Online *	57,034	$1,709,309
JAPAN — 4.1%
Consumer Discretionary — 3.8%
Rakuten Group	394,424	1,992,668
Information Technology — 0.3%
BASE *	76,739	154,605
TOTAL JAPAN		2,147,273
SINGAPORE — 4.1%
Communication Services — 4.1%
Sea ADR *	32,788	2,113,187
UNITED KINGDOM — 4.2%
Consumer Discretionary — 1.0%
ASOS *	49,666	533,481
Consumer Staples — 3.2%
Ocado Group *	207,762	1,652,315
TOTAL UNITED KINGDOM		2,185,796
UNITED STATES — 50.5%
Communication Services — 6.6%
Angi, Cl A *	59,323	172,630
Shutterstock	18,238	1,372,774
TripAdvisor *	81,308	1,894,476
		3,439,880
Consumer Discretionary — 32.9%
Amazon.com *	20,091	2,071,985
Booking Holdings *	848	2,064,117
eBay	41,225	2,040,637
Etsy *	14,541	2,000,551
Expedia Group *	18,610	2,127,123
Groupon, Cl A *	17,669	145,946
Lands’ End *	16,686	150,674

Schedules of Investments (Unaudited)	January 31, 2023

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Overstock.com *	34,694	$839,942
PetMed Express	15,385	330,470
Qurate Retail, Cl A *	261,008	673,401
Wayfair, Cl A *	45,444	2,749,362
Williams-Sonoma	14,883	2,008,312
		17,202,520
Financials — 1.0%
eHealth *	22,745	188,784
LendingTree *	8,287	328,662
		517,446
Industrials — 3.6%
CoStar Group *	23,829	1,856,279
Information Technology — 6.4%
BigCommerce Holdings *	46,440	569,355
GoDaddy, Cl A *	25,332	2,080,517
LivePerson *	53,698	691,630
		3,341,502
TOTAL UNITED STATES		26,357,627
TOTAL COMMON STOCK
(Cost $96,183,303)		52,242,637

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.240%
(Cost $45,031)	45,031	45,031

Schedules of Investments (Unaudited)	January 31, 2023

Global X E-commerce ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.3%
BNP Paribas
4.210%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $153,175 (collateralized by various U.S. Treasury Obligations, ranging in par value $9,462 - $11,652, 1.000% - 2.125%, 12/15/2024 - 05/15/2025, with a total market value of $156,018)
(Cost $153,157)	$153,157	$153,157
TOTAL INVESTMENTS — 100.5%
(Cost $96,381,491)		$52,440,825

Percentages are based on Net Assets of $52,203,833.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at January 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2023.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$52,242,637	$—	$—	$52,242,637
Short-Term Investment	45,031	—	—	45,031
Repurchase Agreement	—	153,157	—	153,157
Total Investments in Securities	$52,287,668	$153,157	$—	$52,440,825

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 12.9%
Consumer Discretionary — 5.7%
Magazine Luiza *	22,849	$19,881
MercadoLibre *	125	147,711
		167,592
Financials — 5.3%
NU Holdings, Cl A *	21,787	101,310
XP, Cl A *	3,114	55,491
		156,801
Information Technology — 1.9%
Pagseguro Digital, Cl A *	1,423	14,358
StoneCo, Cl A *	1,959	21,863
TOTVS	2,997	17,700
		53,921
TOTAL BRAZIL		378,314
CHILE — 0.5%
Consumer Discretionary — 0.5%
Falabella	6,562	15,196
CHINA — 66.9%
Communication Services — 23.1%
Autohome ADR	798	27,818
Baidu ADR *	741	99,798
Bilibili ADR *	2,422	60,550
China Literature *	2,940	15,359
iQIYI ADR *	2,545	17,051
Kingsoft	6,250	22,963
NetEase ADR	1,206	106,864
Tencent Holdings	5,113	249,305
Tencent Music Entertainment Group ADR *	5,051	42,378
Weibo ADR *	1,617	36,787
		678,873
Consumer Discretionary — 41.1%
Alibaba Group Holding ADR *	2,240	246,848
Alibaba Health Information Technology *	34,800	30,944
JD.com ADR	3,366	200,378

Schedules of Investments (Unaudited)	January 31, 2023

Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Meituan, Cl B *	8,836	$196,825
Pinduoduo ADR *	2,997	293,646
Ping An Healthcare and Technology *	3,330	8,815
Tongcheng Travel Holdings *	7,050	15,919
Trip.com Group ADR *	4,154	152,701
Vipshop Holdings ADR *	3,995	61,803
		1,207,879
Information Technology — 2.7%
Kingdee International Software Group	17,250	37,587
TravelSky Technology, Cl H	19,850	41,227
		78,814
TOTAL CHINA		1,965,566
INDIA — 0.5%
Consumer Services — 0.5%
MakeMyTrip *	535	15,504
POLAND — 0.7%
Consumer Discretionary — 0.7%
Allegro.eu *	2,917	20,135
SOUTH AFRICA — 5.2%
Communication Services — 0.3%
MultiChoice Group	1,494	10,270
Consumer Discretionary — 4.9%
Naspers, Cl N	750	144,020
TOTAL SOUTH AFRICA		154,290
SOUTH KOREA — 12.5%
Communication Services — 8.9%
Kakao	1,945	96,950
Krafton *	224	32,606
NAVER	595	97,814
NCSoft	92	33,908
		261,278

Schedules of Investments (Unaudited)	January 31, 2023

Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 3.6%
Coupang, Cl A *	6,317	$106,694
TOTAL SOUTH KOREA		367,972
URUGUAY — 0.6%
Information Technology — 0.6%
Dlocal, Cl A *	1,121	18,597
TOTAL COMMON STOCK
(Cost $4,341,447)		2,935,574

	Face Amount
U.S. TREASURY OBLIGATION — 6.8%
U.S. Treasury Bill
4.134%, 02/02/23(A)
(Cost $199,977)	$200,000	199,978
TOTAL INVESTMENTS — 106.6%
(Cost $4,541,424)		$3,135,552

Percentages are based on Net Assets of $2,940,140.

*	Non-income producing security.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,935,574	$—	$—	$2,935,574
U.S. Treasury Obligation	—	199,978	—	199,978
Total Investments in Securities	$2,935,574	$199,978	$—	$3,135,552

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 92.7%
AUSTRALIA — 5.2%
Consumer Discretionary — 0.7%
Harvey Norman Holdings	1,752,412	$5,519,739
Energy — 0.1%
Woodside Energy Group	22,790	582,300
Financials — 2.5%
Magellan Financial Group	1,379,180	8,668,832
Platinum Asset Management	7,696,353	11,659,990
		20,328,822
Materials — 1.9%
BHP Group	138,572	4,821,713
Rio Tinto	57,975	5,173,523
Rio Tinto ADR	65,282	5,180,127
		15,175,363
TOTAL AUSTRALIA		41,606,224
BELGIUM — 1.2%
Consumer Services — 1.2%
Telenet Group Holding	549,199	9,424,008
BRAZIL — 8.5%
Consumer Staples — 1.9%
BrasilAgro - Brasileira de Propriedades Agricolas	1,365,640	7,993,022
Marfrig Global Foods	4,619,621	6,986,434
		14,979,456
Financials — 1.2%
Banco Santander Brasil	1,714,874	9,750,779
Materials — 1.1%
Vale ADR, Cl B	492,538	9,200,610
Utilities — 4.3%
CPFL Energia	2,032,921	13,288,083
EDP - Energias do Brasil	1,385,056	5,541,367
Energisa	657,609	5,456,988

Schedules of Investments (Unaudited)	January 31, 2023

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Transmissora Alianca de Energia Eletrica	1,386,503	$10,092,174
		34,378,612
TOTAL BRAZIL		68,309,457
CANADA — 1.1%
Materials — 1.1%
Labrador Iron Ore Royalty	292,008	8,541,291
CHINA — 15.1%
Energy — 1.9%
China Petroleum & Chemical, Cl H	9,836,900	5,295,841
China Shenhua Energy, Cl H	3,064,000	9,518,138
		14,813,979
Financials — 3.3%
China Cinda Asset Management, Cl H	49,193,900	6,966,241
China Everbright Bank, Cl H	29,183,800	9,307,780
Chongqing Rural Commercial Bank, Cl H	29,057,900	10,490,953
		26,764,974
Industrials — 3.4%
Lonking Holdings	42,603,500	8,696,200
Shanghai Industrial Holdings	5,362,400	7,224,161
Sinopec Engineering Group, Cl H	22,750,500	11,464,426
		27,384,787
Materials — 1.5%
China Hongqiao Group	4,152,100	4,799,105
China Resources Cement Holdings	12,237,800	7,072,384
		11,871,489
Real Estate — 4.4%
China Aoyuan Group *(A)	45,008,763	861,296
China Overseas Grand Oceans Group	18,333,800	8,560,475
Gemdale Properties & Investment	72,326,200	6,274,351
Midea Real Estate Holding (B)	5,786,500	8,784,705
Yuexiu Property	7,675,160	11,142,791
		35,623,618

Schedules of Investments (Unaudited)	January 31, 2023

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.6%
Huadian Power International, Cl H	12,635,000	$5,045,263
TOTAL CHINA		121,504,110
EGYPT — 1.0%
Consumer Staples — 1.0%
Eastern SAE	13,567,506	8,046,997
GREECE — 0.6%
Industrials — 0.6%
Star Bulk Carriers (B)	222,168	5,047,657
HONG KONG — 5.4%
Communication Services — 2.0%
HKBN	10,232,600	7,192,864
PCCW	18,159,500	8,919,261
		16,112,125
Consumer Discretionary — 1.0%
Pacific Textiles Holdings	23,448,600	8,435,878
Industrials — 1.4%
NWS Holdings	7,706,600	7,255,769
Orient Overseas International	233,900	3,870,209
		11,125,978
Information Technology — 1.0%
VTech Holdings	1,213,800	8,021,234
TOTAL HONG KONG		43,695,215
ISRAEL — 1.2%
Consumer Discretionary — 1.2%
Delek Automotive Systems	761,406	9,360,438
ITALY — 1.1%
Financials — 1.1%
BFF Bank	1,006,032	9,270,699

Schedules of Investments (Unaudited)	January 31, 2023

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
KUWAIT — 1.2%
Consumer Discretionary — 1.2%
Humansoft Holding KSC	861,166	$9,566,630
NETHERLANDS — 1.2%
Financials — 0.8%
Van Lanschot Kempen	214,331	6,145,225
Industrials — 0.4%
PostNL (B)	1,784,173	3,718,440
TOTAL NETHERLANDS		9,863,665
NORWAY — 2.0%
Energy — 0.7%
FLEX LNG	175,649	5,462,684
Industrials — 1.3%
Golden Ocean Group	1,080,483	10,351,027
TOTAL NORWAY		15,813,711
PAKISTAN — 0.7%
Financials — 0.7%
United Bank	14,451,020	5,477,907
RUSSIA — 0.0%
Materials — 0.0%
Magnitogorsk Iron & Steel Works PJSC (A)	6,332,020	64,552
PhosAgro PJSC GDR *(A)	122	75
Severstal PJSC *(A)	312,897	82,702
		147,329
Utilities — 0.0%
Unipro PJSC *(A)	209,143,887	88,217
TOTAL RUSSIA		235,546
SINGAPORE — 3.4%
Energy — 1.8%
BW LPG	1,732,098	14,280,607

Schedules of Investments (Unaudited)	January 31, 2023

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 1.0%
Riverstone Holdings	16,377,091	$8,036,842
Real Estate — 0.6%
Manulife US Real Estate Investment Trust ‡	15,521,715	5,122,166
TOTAL SINGAPORE		27,439,615
SOUTH AFRICA — 4.2%
Energy — 1.1%
Exxaro Resources	706,391	8,826,493
Financials — 1.2%
Coronation Fund Managers	4,728,398	9,490,711
Materials — 0.6%
African Rainbow Minerals	308,650	5,025,359
Real Estate — 1.3%
Redefine Properties ‡	44,833,388	10,315,988
TOTAL SOUTH AFRICA		33,658,551
SOUTH KOREA — 0.8%
Financials — 0.8%
Samsung Securities	250,606	6,795,129
TAIWAN — 0.9%
Consumer Discretionary — 0.9%
China Motor	3,731,600	7,506,699
THAILAND — 1.0%
Industrials — 1.0%
Regional Container Lines NVDR (B)	8,525,726	8,458,574
TURKEY — 0.9%
Materials — 0.9%
Iskenderun Demir ve Celik	4,152,611	7,086,405

Schedules of Investments (Unaudited)	January 31, 2023

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
UKRAINE — 0.9%
Materials — 0.9%
Ferrexpo	3,686,959	$7,189,815
UNITED ARAB EMIRATES — 0.8%
Energy — 0.8%
Dana Gas PJSC	27,789,049	6,264,367
UNITED KINGDOM — 4.4%
Consumer Discretionary — 0.5%
Persimmon	224,257	3,898,297
Consumer Staples — 1.5%
Imperial Brands	506,078	12,653,819
Financials — 2.4%
Direct Line Insurance Group	2,709,817	5,919,843
Jupiter Fund Management	2,392,356	4,123,330
M&G	3,754,375	9,331,860
		19,375,033
TOTAL UNITED KINGDOM		35,927,149
UNITED STATES — 29.9%
Consumer Staples — 0.5%
JBS	1,019,157	4,019,420
Energy — 3.2%
Antero Midstream	997,879	10,876,881
Diversified Energy	7,607,657	10,377,313
Kimbell Royalty Partners	269,202	4,385,301
		25,639,495
Financials — 20.4%
AGNC Investment ‡	783,531	9,088,960
Annaly Capital Management ‡	330,759	7,762,914
Apollo Commercial Real Estate Finance ‡	877,470	10,678,810
Arbor Realty Trust ‡	684,329	10,217,032
Ares Commercial Real Estate ‡	568,985	6,987,136
ARMOUR Residential ‡ (B)	1,206,069	7,574,113
Blackstone Mortgage Trust, Cl A ‡	339,983	8,105,195

Schedules of Investments (Unaudited)	January 31, 2023

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Chimera Investment ‡	957,450	$6,979,811
Dynex Capital ‡	328,318	4,731,062
Ellington Financial ‡	604,171	8,295,268
Granite Point Mortgage Trust ‡	439,555	2,936,227
Invesco Mortgage Capital ‡	585,712	8,604,109
KKR Real Estate Finance Trust ‡	545,699	8,692,985
MFA Financial ‡	383,353	4,558,067
New York Mortgage Trust ‡	2,743,432	8,559,508
PennyMac Mortgage Investment Trust ‡	670,624	10,227,016
Ready Capital ‡	742,144	9,818,565
Redwood Trust ‡	647,718	5,414,922
Rithm Capital ‡	784,034	7,377,760
Starwood Property Trust ‡	477,762	9,980,448
Two Harbors Investment ‡	479,654	8,604,993
		165,194,901
Real Estate — 5.8%
Global Net Lease ‡	685,037	10,241,303
Necessity Retail ‡	1,452,985	9,923,887
Office Properties Income Trust ‡	463,168	7,947,963
Omega Healthcare Investors ‡	392,097	11,543,336
Sabra Health Care ‡	525,586	7,095,411
		46,751,900
TOTAL UNITED STATES		241,605,716
TOTAL COMMON STOCK
(Cost $832,079,364)		747,695,575

PREFERRED STOCK — 5.7%
BRAZIL — 5.7%
Energy — 1.5%
Petroleo Brasileiro (C)	2,333,705	11,949,384
Materials — 2.8%
Gerdau (C)	1,860,146	11,961,461
Unipar Carbocloro (C)	635,859	10,657,908
		22,619,369

Schedules of Investments (Unaudited)	January 31, 2023

Global X SuperDividend® ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — 1.4%
Cia Paranaense de Energia (C)	7,653,875	$11,680,486
TOTAL BRAZIL		46,249,239
TOTAL PREFERRED STOCK
(Cost $45,962,465)		46,249,239

SHORT-TERM INVESTMENT(D)(E) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.240%
(Cost $4,927,260)	4,927,260	4,927,260

	Face Amount
REPURCHASE AGREEMENT(D) — 2.1%
BNP Paribas
4.210%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $16,760,089 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,035,312 - $1,274,982, 1.000% - 2.125%, 12/15/2024 - 05/15/2025, with a total market value of $17,071,294)
(Cost $16,758,129)	$16,758,129	16,758,129
TOTAL INVESTMENTS — 101.1%
(Cost $899,727,218)		$815,630,203

Percentages are based on Net Assets of $806,966,660.

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at January 31, 2023.
(C)	There is currently no stated interest rate.
(D)	Security was purchased with cash collateral held from securities on loan.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2023.

Schedules of Investments (Unaudited)	January 31, 2023

Global X SuperDividend® ETF

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$746,598,733	$—	$1,096,842	$747,695,575
Preferred Stock	46,249,239	—	—	46,249,239
Short-Term Investment	4,927,260	—	—	4,927,260
Repurchase Agreement	—	16,758,129	—	16,758,129
Total Investments in Securities	$797,775,232	$16,758,129	$1,096,842	$815,630,203

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 82.7%
UNITED STATES — 82.7%
Communication Services — 5.1%
Cogent Communications Holdings	233,044	$15,979,827
Lumen Technologies	1,533,080	8,048,670
Verizon Communications	279,847	11,633,240
		35,661,737
Consumer Discretionary — 1.7%
PetMed Express	564,829	12,132,527
Consumer Staples — 15.7%
Altria Group	291,971	13,150,374
B&G Foods	480,297	6,733,764
Kellogg	231,656	15,886,969
Kraft Heinz	397,475	16,109,662
Philip Morris International	133,997	13,967,847
SpartanNash	546,977	17,328,231
Universal	275,493	14,978,555
Walgreens Boots Alliance	320,333	11,807,474
		109,962,876
Energy — 7.3%
Enviva	213,432	9,706,888
Kinder Morgan	824,610	15,090,363
Sabine Royalty Trust	306,854	26,282,045
		51,079,296
Financials — 13.0%
AGNC Investment ‡	1,109,372	12,868,715
Annaly Capital Management ‡	392,061	9,201,672
ARMOUR Residential ‡ (A)	1,752,821	11,007,716
KKR Real Estate Finance Trust ‡	712,796	11,354,840
New York Community Bancorp	1,292,673	12,913,803
TFS Financial	884,191	12,599,722
Two Harbors Investment ‡	720,655	12,928,551
Virtu Financial, Cl A	427,915	8,263,038
		91,138,057
Health Care — 5.1%
AbbVie	103,613	15,308,821

Schedules of Investments (Unaudited)	January 31, 2023

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	245,010	$20,566,139
		35,874,960
Industrials — 6.3%
3M	100,884	11,609,731
Ennis	792,998	16,843,278
MSC Industrial Direct, Cl A	187,395	15,497,566
		43,950,575
Information Technology — 2.3%
International Business Machines	120,184	16,192,390
Real Estate — 8.5%
Alexander’s ‡	57,682	13,686,785
Easterly Government Properties, Cl A ‡	714,106	11,597,081
Global Net Lease ‡	1,032,719	15,439,149
Iron Mountain ‡	344,725	18,815,091
		59,538,106
Utilities — 17.7%
American Electric Power	175,687	16,507,550
Avangrid (A)	339,815	14,329,999
Clearway Energy, Cl C	466,969	15,778,882
Consolidated Edison	184,399	17,575,069
DTE Energy	126,519	14,723,016
Duke Energy	151,916	15,563,794
Hawaiian Electric Industries	371,991	15,724,060
National Fuel Gas	244,351	14,187,019
		124,389,389
TOTAL UNITED STATES		579,919,913
TOTAL COMMON STOCK
(Cost $575,072,393)		579,919,913

MASTER LIMITED PARTNERSHIPS — 16.9%
UNITED KINGDOM— 0.8%
Energy — 0.8%
KNOT Offshore Partners	1,004,836	5,647,178

Schedules of Investments (Unaudited)	January 31, 2023

Global X SuperDividend® U.S. ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
UNITED STATES— 16.1%
Energy — 12.0%
CrossAmerica Partners	710,557	$16,030,166
Global Partners	258,794	9,572,790
Holly Energy Partners	830,174	15,657,082
Magellan Midstream Partners	159,290	8,506,086
MPLX	460,138	16,068,019
USA Compression Partners	884,563	18,310,454
		84,144,597
Industrials — 2.1%
Icahn Enterprises	271,303	14,585,249
Materials — 2.0%
Westlake Chemical Partners	547,784	14,001,359
TOTAL UNITED STATES		112,731,205
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $93,803,121)		118,378,383

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.240%
(Cost $444,450)	444,450	444,450

	Face Amount
REPURCHASE AGREEMENT(B) — 0.2%
BNP Paribas
4.210%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $1,511,799 (collateralized by various U.S. Treasury Obligations, ranging in par value $93,388 - $115,006, 1.000% - 2.125%, 12/15/2024 - 05/15/2025, with a total market value of $1,539,872)
(Cost $1,511,622)	$1,511,622	1,511,622
TOTAL INVESTMENTS — 99.9%
(Cost $670,831,586)		$700,254,368

Percentages are based on Net Assets of $701,071,810.

Schedules of Investments (Unaudited)	January 31, 2023

Global X SuperDividend® U.S. ETF

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2023.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$579,919,913	$—	$—	$579,919,913
Master Limited Partnerships	118,378,383	—	—	118,378,383
Short-Term Investment	444,450	—	—	444,450
Repurchase Agreement	—	1,511,622	—	1,511,622
Total Investments in Securities	$698,742,746	$1,511,622	$—	$700,254,368

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 10.3%
Energy — 0.6%
Woodside Energy Group	3,062	$78,236
Materials — 7.4%
BHP Group	9,139	317,998
Rio Tinto	3,499	312,241
Rio Tinto	3,943	306,739
		936,978
Real Estate — 2.3%
Vicinity Ltd. ‡	196,925	285,853
TOTAL AUSTRALIA		1,301,067
AUSTRIA — 2.0%
Energy — 2.0%
OMV	5,077	252,811
BELGIUM — 2.2%
Consumer Discretionary — 2.2%
Ageas	5,682	276,211
CHILE — 1.9%
Materials — 1.9%
Antofagasta	11,373	242,573
CHINA — 2.3%
Industrials — 2.3%
Xinyi Glass Holdings	138,800	295,005
DENMARK — 1.6%
Industrials — 1.6%
AP Moller - Maersk, Cl A	94	199,121
FINLAND — 1.7%
Utilities — 1.7%
Fortum	14,449	216,789

Schedules of Investments (Unaudited)	January 31, 2023

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
FRANCE — 6.7%
Communication Services — 1.8%
Orange	21,503	$227,041
Financials — 2.6%
AXA	10,790	335,324
Industrials — 2.3%
Credit Agricole	23,957	287,139
TOTAL FRANCE		849,504
GERMANY — 8.0%
Communication Services — 2.0%
Telefonica Deutschland Holding	85,643	251,505
Materials — 4.0%
BASF	5,087	289,496
Covestro	4,801	219,618
		509,114
Real Estate — 2.0%
Aroundtown	93,762	259,565
TOTAL GERMANY		1,020,184
HONG KONG — 9.4%
Communication Services — 2.0%
HKT Trust & HKT	190,520	249,375
Real Estate — 4.1%
Henderson Land Development	64,000	236,370
New World Development	97,800	291,957
		528,327
Utilities — 3.3%
CK Infrastructure Holdings	37,400	207,790
Power Assets Holdings	37,706	213,097
		420,887
TOTAL HONG KONG		1,198,589

Schedules of Investments (Unaudited)	January 31, 2023

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
ITALY — 6.1%
Financials — 2.2%
Poste Italiane	26,068	$277,052
Information Technology — 2.1%
Assicurazioni Generali	13,719	266,701
Utilities — 1.8%
Snam	45,370	230,307
TOTAL ITALY		774,060
JAPAN — 11.9%
Communication Services — 2.1%
SoftBank	22,732	259,842
Financials — 2.5%
Japan Post Holdings	35,458	310,832
Industrials — 3.9%
Mitsui OSK Lines	10,131	249,681
Nippon Yusen	10,482	247,854
		497,535
Materials — 1.4%
JFE Holdings	13,973	183,413
Real Estate — 2.0%
Japan Metropolitan Fund Invest ‡	329	253,748
TOTAL JAPAN		1,505,370
NETHERLANDS — 1.8%
Financials — 1.8%
NN Group	5,367	232,104
NEW ZEALAND — 2.3%
Communication Services — 2.3%
Spark New Zealand	86,466	290,848

Schedules of Investments (Unaudited)	January 31, 2023

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
NORWAY — 1.7%
Communication Services — 1.7%
Telenor	20,348	$212,581
PORTUGAL — 2.1%
Utilities — 2.1%
Energias de Portugal	53,238	263,539
SPAIN — 4.1%
Industrials — 2.5%
ACS Actividades de Construccion y Servicios	10,539	310,640
Utilities — 1.6%
Enagas	11,591	207,268
TOTAL SPAIN		517,908
SWEDEN — 3.3%
Communication Services — 1.4%
Tele2, Cl B	20,044	172,684
Consumer Discretionary — 1.9%
Electrolux, Cl B	17,526	247,009
TOTAL SWEDEN		419,693
SWITZERLAND — 2.3%
Financials — 2.3%
Zurich Insurance Group	595	292,853
UNITED KINGDOM — 15.3%
Communication Services — 1.6%
Vodafone Group	177,633	203,639
Consumer Discretionary — 1.4%
Persimmon	10,089	175,379
Financials — 10.6%
Admiral Group	9,815	265,832
Aviva	51,532	289,101
Legal & General Group	85,397	267,036

Schedules of Investments (Unaudited)	January 31, 2023

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
M&G	102,093	$253,762
Phoenix Group Holdings	33,956	267,876
		1,343,607
Utilities — 1.7%
National Grid	17,445	220,135
TOTAL UNITED KINGDOM		1,942,760
UNITED STATES — 2.7%
Financials — 2.7%
Swiss Re	3,241	337,099
TOTAL COMMON STOCK
(Cost $13,009,398)		12,640,669

	Number of Rights
RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios *#
(Cost $ –)	10,539	5,342

TOTAL INVESTMENTS — 99.7%
(Cost $13,009,398)		$12,646,011

Percentages are based on Net Assets of $12,682,683.

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration date not available.

Schedules of Investments (Unaudited)	January 31, 2023

Global X MSCI SuperDividend® EAFE ETF

As of January 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 93.5%
BRAZIL — 7.8%
Financials — 1.8%
Banco Santander Brasil	146,757	$834,461
Materials — 4.5%
Cia Siderurgica Nacional	253,951	922,742
Vale	60,235	1,118,111
		2,040,853
Utilities — 1.5%
CPFL Energia	102,908	672,653
TOTAL BRAZIL		3,547,967
CHILE — 3.9%
Industrials — 1.5%
Cia Sud Americana de Vapores	7,622,813	659,327
Materials — 2.4%
Empresas CMPC	640,585	1,097,710
TOTAL CHILE		1,757,037
CHINA — 32.7%
Energy — 8.3%
China Petroleum & Chemical, Cl H	1,946,400	1,047,873
China Shenhua Energy, Cl H	305,464	948,906
Jizhong Energy Resources, Cl A	684,000	666,102
Yankuang Energy Group, Cl H	339,300	1,088,645
		3,751,526
Financials — 8.3%
Bank of China, Cl H	2,511,100	957,854
Bank of Communications, Cl H	1,468,580	906,791
China CITIC Bank Corp Ltd., Cl H	1,694,900	817,335
New China Life Insurance C, Cl H	414,400	1,110,206
		3,792,186
Information Technology — 2.3%
Kingboard Holdings	251,500	1,026,721

Schedules of Investments (Unaudited)	January 31, 2023

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Materials — 7.4%
China Hongqiao Group	728,000	$841,441
China National Building Material, Cl H	1,109,600	1,016,378
Luxi Chemical Group, Cl A	350,836	696,812
Shanxi Taigang Stainless Steel, Cl A	1,193,100	810,492
		3,365,123
Real Estate — 4.2%
Longfor Group Holdings	332,100	1,097,319
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	1,042,100	834,722
		1,932,041
Utilities — 2.2%
Guangdong Investment	905,200	982,739
TOTAL CHINA		14,850,336
EGYPT — 2.1%
Consumer Staples — 2.1%
Eastern SAE	1,615,572	958,209
INDIA — 4.7%
Energy — 2.5%
Coal India	415,058	1,139,109
Materials — 2.2%
Vedanta	249,243	1,011,225
TOTAL INDIA		2,150,334
MALAYSIA — 0.8%
Health Care — 0.8%
Hartalega Holdings	1,009,817	381,130
MEXICO — 2.4%
Financials — 2.4%
Banco del Bajio	272,940	1,100,906

Schedules of Investments (Unaudited)	January 31, 2023

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA — 0.1%
Materials — 0.1%
Alrosa PJSC *(A)	1,194,381	$—
Novolipetsk Steel PJSC (A)	500,486	16,686
PhosAgro PJSC GDR *(A)	42	26
Severstal PJSC (A)	71,665	18,942
TOTAL RUSSIA		35,654
SOUTH AFRICA — 8.4%
Energy — 2.1%
Exxaro Resources	78,222	977,399
Materials — 6.3%
African Rainbow Minerals	64,330	1,047,404
Kumba Iron Ore	31,350	952,598
Sibanye Stillwater	326,096	848,570
		2,848,572
TOTAL SOUTH AFRICA		3,825,971
SOUTH KOREA — 8.3%
Energy — 2.2%
HD Hyundai	20,536	1,018,631
Financials — 6.1%
Korea Investment Holdings *	18,484	937,855
NH Investment & Securities *	122,856	917,580
Samsung Securities	33,717	914,229
		2,769,664
TOTAL SOUTH KOREA		3,788,295
TAIWAN — 18.4%
Industrials — 3.0%
Evergreen Marine Taiwan	87,120	441,041
Wan Hai Lines	367,200	928,242
		1,369,283
Information Technology — 10.0%
Asustek Computer	81,500	738,318
Compal Electronics	1,267,600	954,130
Lite-On Technology ADR	458,210	1,013,327

Schedules of Investments (Unaudited)	January 31, 2023

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
MediaTek	36,600	$875,231
Novatek Microelectronics	79,600	941,149
		4,522,155
Materials — 5.4%
Asia Cement	659,300	925,545
China Steel	729,000	768,455
Nan Ya Plastics	303,000	760,906
		2,454,906
TOTAL TAIWAN		8,346,344
TURKEY — 2.2%
Materials — 2.2%
Eregli Demir ve Celik Fabrikalari	484,558	981,455
UNITED STATES — 1.7%
Consumer Staples — 1.7%
JBS	197,548	779,103
TOTAL COMMON STOCK
(Cost $46,889,792)		42,502,741

PREFERRED STOCK — 5.8%
BRAZIL— 5.8%
Materials — 3.7%
Braskem (B)	112,763	516,702
Gerdau (B)	177,915	1,144,062
		1,660,764
Utilities — 2.1%
Cia Energetica de Minas Gerais (B)	431,650	971,572
TOTAL BRAZIL		2,632,336

Schedules of Investments (Unaudited)	January 31, 2023

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
PREFERRED STOCK — continued
RUSSIA— 0.0%
Energy — 0.0%
Surgutneftegas PJSC (A)(B)	3,166,303	$25,231
TOTAL RUSSIA		25,231
TOTAL PREFERRED STOCK
(Cost $4,396,581)		2,657,567
TOTAL INVESTMENTS — 99.3%
(Cost $51,286,373)		$45,160,308

Percentages are based on Net Assets of $45,465,718.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no stated interest rate.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$42,467,087	$—	$35,654	$42,502,741
Preferred Stock	2,632,336	—	25,231	2,657,567
Total Investments in Securities	$45,099,423	$—	$60,885	$45,160,308

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 7.3%
Real Estate — 7.3%
Charter Hall Long Wale ‡	2,763,856	$8,880,860
Dexus ‡ *	354,178	2,034,014
Stockland ‡	732,504	2,028,511
Waypoint ‡	4,908,445	9,615,314
TOTAL AUSTRALIA		22,558,699
BELGIUM — 0.7%
Real Estate — 0.7%
Cofinimmo ‡ *	22,522	2,041,184
CANADA — 5.7%
Real Estate — 5.7%
NorthWest Healthcare Properties Real Estate Investment Trust ‡ (A)	1,214,648	9,166,640
SmartCentres Real Estate Investment Trust ‡ (A)	410,593	8,677,425
TOTAL CANADA		17,844,065
FRANCE — 0.6%
Real Estate — 0.6%
Klepierre ‡	80,277	2,027,915
MEXICO — 0.6%
Real Estate — 0.6%
Fibra Uno Administracion ‡	1,483,300	2,011,923
SINGAPORE — 27.7%
Real Estate — 27.7%
CapitaLand Integrated Commercial Trust ‡	6,431,082	10,470,967
Frasers Logistics & Commercial Trust ‡	11,668,446	11,185,941
Keppel ‡	14,509,210	10,652,709
Keppel ‡	6,024,993	9,351,380
Mapletree Industrial Trust ‡	6,331,294	11,464,587
Mapletree Logistics Trust ‡	7,514,497	9,662,190
Mapletree Pan Asia Commercial Trust ‡	8,747,533	12,112,839
Suntec Real Estate Investment Trust ‡	10,494,978	11,178,886
TOTAL SINGAPORE		86,079,499

Schedules of Investments (Unaudited)	January 31, 2023

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 0.6%
Real Estate — 0.6%
Growthpoint Properties ‡	2,524,220	$2,030,674
UNITED KINGDOM — 0.7%
Real Estate — 0.7%
Land Securities Group ‡	233,973	2,040,509
UNITED STATES — 56.0%
Financials — 33.2%
AGNC Investment ‡	698,807	8,106,161
Annaly Capital Management ‡	331,709	7,785,210
Arbor Realty Trust ‡	140,184	2,092,947
Ares Commercial Real Estate ‡	705,288	8,660,937
ARMOUR Residential ‡ (A)	1,103,331	6,928,919
Blackstone Mortgage Trust, Cl A ‡	397,705	9,481,287
Broadmark Realty Capital ‡	1,105,114	4,840,399
Dynex Capital ‡	607,681	8,756,683
Ellington Financial ‡	568,435	7,804,613
KKR Real Estate Finance Trust ‡	599,807	9,554,926
Ladder Capital, Cl A ‡	187,041	2,094,859
MFA Financial ‡	568,636	6,761,082
PennyMac Mortgage Investment Trust ‡	622,149	9,487,772
Rithm Capital ‡	928,798	8,739,989
Starwood Property Trust ‡	100,005	2,089,105
		103,184,889
Real Estate — 22.8%
Broadstone Net Lease, Cl A ‡	115,126	2,084,932
CareTrust ‡	99,761	2,067,048
Easterly Government Properties, Cl A ‡	130,203	2,114,497
EPR Properties ‡	49,021	2,082,412
Gaming and Leisure Properties ‡	223,971	11,995,887
Getty Realty ‡	356,947	13,003,579
Global Net Lease ‡	140,281	2,097,201
Highwoods Properties ‡	68,682	2,085,872
LTC Properties ‡	54,211	2,068,150
National Health Investors ‡	35,638	2,096,583
National Storage Affiliates Trust ‡	51,486	2,100,629
Omega Healthcare Investors ‡	70,405	2,072,723

Schedules of Investments (Unaudited)	January 31, 2023

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Physicians Realty Trust ‡	723,840	$11,480,102
Spirit Realty Capital ‡	47,920	2,102,729
WP Carey ‡	134,041	11,464,527
		70,916,871
TOTAL UNITED STATES		174,101,760
TOTAL COMMON STOCK
(Cost $339,672,079)		310,736,228

SHORT-TERM INVESTMENT(B)(C) — 1.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.240%
(Cost $3,953,622)	3,953,622	3,953,622

	Face Amount
REPURCHASE AGREEMENT(B) — 4.3%
BNP Paribas
4.210%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $13,448,256 (collateralized by various U.S. Treasury Obligations, ranging in par value $830,732 - $1,023,043, 1.000% - 2.125%, 12/15/2024 - 05/15/2025, with a total market value of $13,697,966)
(Cost $13,446,683)	$13,446,683	13,446,683
TOTAL INVESTMENTS — 105.5%
(Cost $357,072,384)		$328,136,533

Percentages are based on Net Assets of $310,971,232.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2023.

Schedules of Investments (Unaudited)	January 31, 2023

Global X SuperDividend® REIT ETF

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$310,736,228	$—	$—	$310,736,228
Short-Term Investment	3,953,622	—	—	3,953,622
Repurchase Agreement	—	13,446,683	—	13,446,683
Total Investments in Securities	$314,689,850	$13,446,683	$—	$328,136,533

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — 106.6%(A)
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	29,999	$35,449,518
CHINA — 1.1%
Consumer Discretionary — 0.7%
JD.com ADR	289,131	17,211,968
Pinduoduo ADR *	278,797	27,316,530
		44,528,498
Information Technology — 0.4%
NXP Semiconductors	154,363	28,450,645
TOTAL CHINA		72,979,143
NETHERLANDS — 0.5%
Information Technology — 0.5%
ASML Holding, Cl G	52,593	34,755,558
UNITED KINGDOM — 0.4%
Health Care — 0.4%
AstraZeneca ADR	363,843	23,784,417
UNITED STATES — 104.1%
Communication Services — 17.6%
Activision Blizzard	466,338	35,707,501
Alphabet, Cl A *	2,798,379	276,591,780
Alphabet, Cl C *	2,797,524	279,388,722
Charter Communications, Cl A *	92,713	35,630,533
Comcast, Cl A	2,571,919	101,205,013
Electronic Arts	164,367	21,150,745
Meta Platforms, Cl A *	1,340,920	199,756,852
Netflix *	265,358	93,899,582
Sirius XM Holdings	2,313,881	13,397,371
T-Mobile US *	741,836	110,763,533
Warner Bros Discovery *	1,445,629	21,424,222
		1,188,915,854
Consumer Discretionary — 15.7%
Airbnb, Cl A *	237,185	26,353,625

Schedules of Investments (Unaudited)	January 31, 2023

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Amazon.com *	4,689,526	$483,630,816
Booking Holdings *	23,177	56,415,136
Dollar Tree *	131,644	19,770,296
eBay	322,896	15,983,352
Lucid Group *	970,640	11,346,782
Lululemon Athletica *	72,857	22,358,356
Marriott International, Cl A	188,616	32,853,135
O’Reilly Automotive *	37,286	29,543,562
Rivian Automotive, Cl A *	528,390	10,250,766
Ross Stores	206,670	24,426,327
Starbucks	684,205	74,674,134
Tesla *	1,451,388	251,409,429
		1,059,015,716
Consumer Staples — 6.5%
Costco Wholesale	263,951	134,915,914
Keurig Dr Pepper	843,650	29,763,972
Kraft Heinz	729,652	29,572,796
Mondelez International, Cl A	813,869	53,259,587
Monster Beverage *	310,855	32,353,788
PepsiCo	821,522	140,496,693
Walgreens Boots Alliance	514,836	18,976,855
		439,339,605
Energy — 0.5%
Baker Hughes, Cl A	596,186	18,922,944
Diamondback Energy	104,785	15,311,184
		34,234,128
Health Care — 6.7%
Align Technology *	45,296	12,217,690
Amgen	318,101	80,288,692
Biogen *	85,743	24,942,639
Dexcom *	230,080	24,639,267
Gilead Sciences	747,657	62,758,329
IDEXX Laboratories *	49,290	23,683,845
Illumina *	93,599	20,048,906
Intuitive Surgical *	210,587	51,739,120
Moderna *	228,986	40,315,275
Regeneron Pharmaceuticals *	63,872	48,444,996

Schedules of Investments (Unaudited)	January 31, 2023

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Seagen *	110,503	$15,412,959
Vertex Pharmaceuticals *	153,003	49,435,269
		453,926,987
Industrials — 4.0%
Cintas	60,549	26,868,013
Copart *	283,512	18,884,734
CoStar Group *	242,106	18,860,058
CSX	1,252,758	38,735,277
Fastenal	340,957	17,235,376
Honeywell International	400,799	83,558,576
Old Dominion Freight Line	65,831	21,937,523
PACCAR	207,039	22,631,433
Verisk Analytics, Cl A	93,037	16,913,196
		265,624,186
Information Technology — 51.7%
Adobe *	277,179	102,650,471
Advanced Micro Devices *	961,110	72,227,417
Analog Devices	303,590	52,056,577
ANSYS *	51,780	13,792,121
Apple	5,881,831	848,689,395
Applied Materials	512,798	57,171,849
Atlassian, Cl A *	88,187	14,252,783
Autodesk *	128,543	27,657,312
Automatic Data Processing	247,233	55,827,684
Broadcom	241,476	141,265,875
Cadence Design Systems *	163,398	29,874,056
Cisco Systems	2,449,293	119,207,090
Cognizant Technology Solutions, Cl A	306,004	20,425,767
Crowdstrike Holdings, Cl A *	129,819	13,747,832
Datadog, Cl A *	169,472	12,678,200
Enphase Energy *	80,908	17,911,413
Fiserv *	378,337	40,360,991
Fortinet *	465,285	24,353,017
GLOBALFOUNDRIES *	324,461	19,234,048
Intel	2,460,218	69,525,761
Intuit	167,432	70,768,483
KLA	84,423	33,134,339
Lam Research	81,259	40,637,626

Schedules of Investments (Unaudited)	January 31, 2023

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Marvell Technology	507,661	$21,905,572
Microchip Technology	327,532	25,423,034
Micron Technology	647,772	39,060,652
Microsoft	3,412,549	845,663,768
NVIDIA	1,466,987	286,605,250
Palo Alto Networks *	180,159	28,580,424
Paychex	214,603	24,863,904
PayPal Holdings *	679,477	55,370,581
QUALCOMM	668,320	89,026,907
Synopsys *	91,058	32,211,767
Texas Instruments	541,139	95,895,242
Workday, Cl A *	120,275	21,821,493
Zoom Video Communications, Cl A *	142,387	10,679,025
Zscaler *	83,512	10,368,850
		3,484,926,576
Utilities — 1.4%
American Electric Power	306,142	28,765,102
Constellation Energy	194,637	16,614,215
Exelon	591,880	24,971,417
Xcel Energy	325,857	22,409,186
		92,759,920
TOTAL UNITED STATES		7,018,742,972
TOTAL COMMON STOCK
(Cost $7,161,348,017)		7,185,711,608
TOTAL INVESTMENTS — 106.6%
(Cost $7,161,348,017)		$7,185,711,608

WRITTEN OPTIONS— (6.7)%
(Premiums Received $(199,215,659))		$(451,152,630)

Percentages are based on Net Assets of $6,743,048,019.

Schedules of Investments (Unaudited)	January 31, 2023

Global X NASDAQ 100® Covered Call ETF

A list of the exchange traded option contracts held by the Fund at January 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (6.7)%
Call Options
Nasdaq-100	(5,937)	$(6,783,022,500)	$11,425.00	02/17/23	$(451,152,630)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at January 31, 2023 was $7,185,711,608.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,185,711,608	$—	$—	$7,185,711,608
Total Investments in Securities	$7,185,711,608	$—	$—	$7,185,711,608

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(451,152,630)	$—	$—	$(451,152,630)
Total Other Financial Instruments	$(451,152,630)	$—	$—	$(451,152,630)

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — 104.5%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	17,617	$3,246,989
UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	34,717	11,489,244
UNITED STATES — 103.9%
Communication Services — 8.2%
Activision Blizzard	50,500	3,866,785
Alphabet, Cl A *	416,871	41,203,530
Alphabet, Cl C *	369,476	36,899,568
AT&T	501,932	10,224,355
Charter Communications, Cl A *	7,328	2,816,224
Comcast, Cl A	303,585	11,946,070
DISH Network, Cl A *	17,274	248,573
Electronic Arts	18,106	2,329,880
Fox, Cl A	22,887	776,785
Fox, Cl B	11,447	362,870
Interpublic Group	27,412	999,441
Live Nation Entertainment *	10,485	843,938
Lumen Technologies	69,848	366,702
Match Group *	21,184	1,146,478
Meta Platforms, Cl A *	157,914	23,524,449
Netflix *	30,921	10,941,705
News, Cl A	28,624	579,922
News, Cl B	10,458	213,761
Omnicom Group	13,986	1,202,656
Paramount Global, Cl B	33,178	768,402
Take-Two Interactive Software *	10,511	1,190,160
T-Mobile US *	42,176	6,297,299
Verizon Communications	295,615	12,288,716
Walt Disney *	128,307	13,920,026
Warner Bros Discovery *	148,761	2,204,638
		187,162,933
Consumer Discretionary — 11.1%
Advance Auto Parts	3,945	600,745
Amazon.com *	619,801	63,920,077

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Aptiv *	18,052	$2,041,501
AutoZone *	1,270	3,097,340
Bath & Body Works	17,678	813,365
Best Buy	13,377	1,186,807
Booking Holdings *	2,581	6,282,412
BorgWarner	16,658	787,590
Caesars Entertainment *	16,534	860,760
CarMax *	11,257	793,056
Carnival *	61,810	668,784
Chipotle Mexican Grill, Cl A *	1,858	3,058,974
Darden Restaurants	8,222	1,216,609
Dollar General	15,505	3,621,968
Dollar Tree *	15,082	2,265,015
Domino’s Pizza	2,454	866,262
DR Horton	22,605	2,230,887
eBay	36,414	1,802,493
Etsy *	8,720	1,199,698
Expedia Group *	11,064	1,264,615
Ford Motor	280,322	3,787,150
Garmin	11,226	1,110,027
General Motors	98,799	3,884,777
Genuine Parts	9,679	1,624,330
Hasbro	10,425	616,847
Hilton Worldwide Holdings	18,297	2,654,712
Home Depot	71,358	23,132,123
Las Vegas Sands *	21,883	1,291,097
Lennar, Cl A	17,038	1,744,691
LKQ	17,247	1,016,883
Lowe’s	43,501	9,059,083
Marriott International, Cl A	18,412	3,207,002
McDonald’s	51,438	13,754,521
MGM Resorts International	21,655	896,734
Mohawk Industries *	3,608	433,176
Newell Brands	28,576	456,073
NIKE, Cl B	88,767	11,302,702
Norwegian Cruise Line Holdings *	29,441	447,798
NVR *	202	1,064,540
O’Reilly Automotive *	4,294	3,402,351
Pool	2,687	1,036,134

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
PulteGroup	17,552	$998,533
Ralph Lauren, Cl A	3,019	373,903
Ross Stores	23,448	2,771,319
Royal Caribbean Cruises *	16,609	1,078,588
Starbucks	80,761	8,814,256
Tapestry	16,507	752,224
Target	31,629	5,444,616
Tesla *	188,513	32,654,222
TJX	82,050	6,716,613
Tractor Supply	7,732	1,762,819
Ulta Beauty *	3,708	1,905,764
VF	22,630	700,172
Whirlpool	3,554	552,967
Wynn Resorts *	7,623	790,048
Yum! Brands	19,228	2,509,446
		252,327,199
Consumer Staples — 7.0%
Altria Group	126,556	5,700,082
Archer-Daniels-Midland	38,017	3,149,708
Brown-Forman, Cl B	13,629	907,419
Campbell Soup	13,354	693,473
Church & Dwight	16,283	1,316,643
Clorox	8,241	1,192,390
Coca-Cola	273,556	16,774,454
Colgate-Palmolive	59,111	4,405,543
Conagra Brands	34,430	1,280,452
Constellation Brands, Cl A	11,550	2,674,056
Costco Wholesale	30,812	15,749,246
Estee Lauder, Cl A	16,420	4,549,654
General Mills	41,948	3,287,045
Hershey	10,030	2,252,738
Hormel Foods	19,565	886,490
J M Smucker	6,924	1,057,987
Kellogg	17,563	1,204,471
Keurig Dr Pepper	59,995	2,116,624
Kimberly-Clark	23,894	3,106,459
Kraft Heinz	56,284	2,281,191
Kroger	43,909	1,959,659
Lamb Weston Holdings	9,691	968,034

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
McCormick	16,763	$1,259,237
Molson Coors Beverage, Cl B	13,484	708,989
Mondelez International, Cl A	96,326	6,303,573
Monster Beverage *	27,304	2,841,800
PepsiCo	96,717	16,540,541
Philip Morris International	109,118	11,374,460
Procter & Gamble	165,202	23,521,461
Sysco	34,283	2,655,561
Tyson Foods, Cl A	19,683	1,294,157
Walgreens Boots Alliance	48,442	1,785,572
Walmart	99,329	14,290,463
		160,089,632
Energy — 5.3%
APA	21,787	965,818
Baker Hughes, Cl A	69,258	2,198,249
Chevron	123,985	21,575,870
ConocoPhillips	86,723	10,568,932
Coterra Energy	53,546	1,340,256
Devon Energy	44,257	2,798,813
Diamondback Energy	11,587	1,693,092
EOG Resources	41,390	5,473,828
EQT	26,227	856,836
Exxon Mobil	287,302	33,329,905
Halliburton	61,103	2,518,666
Hess	18,683	2,805,439
Kinder Morgan	133,978	2,451,797
Marathon Oil	45,270	1,243,567
Marathon Petroleum	32,221	4,141,043
Occidental Petroleum	50,348	3,262,047
ONEOK	30,131	2,063,371
Phillips 66	32,617	3,270,507
Pioneer Natural Resources	16,208	3,733,513
Schlumberger	100,328	5,716,689
Targa Resources	16,009	1,200,995
Valero Energy	26,772	3,748,883
Williams	82,363	2,655,383
		119,613,499

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — 12.2%
Aflac	38,852	$2,855,622
Allstate	18,049	2,318,755
American Express	42,207	7,383,270
American International Group	52,245	3,302,929
Ameriprise Financial	7,097	2,484,802
Aon, Cl A	14,545	4,635,201
Arch Capital Group *	26,799	1,724,516
Arthur J Gallagher	14,473	2,832,656
Assurant	3,676	487,401
Bank of America	490,586	17,405,991
Bank of New York Mellon	49,587	2,507,615
Berkshire Hathaway, Cl B *	125,727	39,166,475
BlackRock, Cl A	10,627	8,068,125
Brown & Brown	16,180	947,501
Capital One Financial	26,102	3,106,138
Cboe Global Markets	7,473	918,282
Charles Schwab	107,420	8,316,456
Chubb	29,226	6,648,623
Cincinnati Financial	11,244	1,272,259
Citigroup	136,632	7,134,923
Citizens Financial Group	33,187	1,437,661
CME Group, Cl A	25,473	4,500,060
Comerica	8,862	649,673
Discover Financial Services	18,025	2,104,058
Everest Re Group	2,552	892,409
FactSet Research Systems	2,383	1,007,866
Fifth Third Bancorp	49,144	1,783,436
First Republic Bank	13,077	1,842,288
Franklin Resources	20,720	646,464
Globe Life	5,677	686,065
Goldman Sachs Group	23,778	8,698,230
Hartford Financial Services Group	23,358	1,812,814
Huntington Bancshares	97,008	1,471,611
Intercontinental Exchange	39,571	4,255,861
Invesco	26,918	498,252
JPMorgan Chase	204,567	28,631,197
KeyCorp	66,947	1,284,713
Lincoln National	11,265	399,119
Loews	14,944	918,757

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
M&T Bank	11,593	$1,808,508
MarketAxess Holdings	2,263	823,392
Marsh & McLennan	34,953	6,113,629
MetLife	45,842	3,347,383
Moody’s	10,711	3,456,975
Morgan Stanley	92,899	9,041,860
MSCI, Cl A	5,445	2,894,344
Nasdaq	24,190	1,455,996
Northern Trust	14,241	1,380,950
PNC Financial Services Group	27,769	4,593,826
Principal Financial Group	16,894	1,563,540
Progressive	41,234	5,622,256
Prudential Financial	25,403	2,665,791
Raymond James Financial	12,816	1,445,260
Regions Financial	62,745	1,477,017
S&P Global	23,017	8,629,994
Signature Bank NY	4,273	551,003
State Street	24,768	2,262,061
SVB Financial Group *	4,508	1,363,399
Synchrony Financial	32,290	1,186,012
T Rowe Price Group	15,341	1,786,766
Travelers	16,098	3,076,650
Truist Financial	94,159	4,650,513
US Bancorp	95,796	4,770,641
W R Berkley	13,640	956,710
Wells Fargo	268,178	12,569,503
Willis Towers Watson	7,693	1,955,484
Zions Bancorp	11,555	614,264
		279,101,801
Health Care — 15.3%
Abbott Laboratories	122,658	13,559,842
AbbVie	123,175	18,199,106
Agilent Technologies	20,401	3,102,584
Align Technology *	5,431	1,464,904
AmerisourceBergen	11,456	1,935,606
Amgen	37,662	9,505,889
Baxter International	33,800	1,544,322
Becton Dickinson	20,301	5,120,318
Biogen *	9,946	2,893,291

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bio-Rad Laboratories, Cl A *	1,170	$546,928
Bio-Techne	10,742	855,708
Boston Scientific *	101,333	4,686,651
Bristol-Myers Squibb	149,722	10,877,303
Cardinal Health	18,071	1,395,985
Catalent *	13,111	702,094
Centene *	38,954	2,969,853
Charles River Laboratories International *	3,873	942,107
Cigna	21,615	6,844,822
Cooper	3,260	1,137,512
CVS Health	92,569	8,166,437
Danaher	46,014	12,165,181
DaVita *	3,702	305,008
DENTSPLY SIRONA	16,779	617,971
Dexcom *	26,657	2,854,698
Edwards Lifesciences *	42,170	3,234,439
Elevance Health	16,827	8,413,332
Eli Lilly	54,940	18,907,601
GE HealthCare Technologies *	25,796	1,793,315
Gilead Sciences	88,495	7,428,270
HCA Healthcare	14,787	3,771,720
Henry Schein *	10,574	910,950
Hologic *	17,435	1,418,686
Humana	8,853	4,530,080
IDEXX Laboratories *	5,604	2,692,722
Illumina *	10,646	2,280,373
Incyte *	12,141	1,033,685
Intuitive Surgical *	24,789	6,090,409
IQVIA Holdings *	13,118	3,009,400
Johnson & Johnson	182,387	29,805,684
Laboratory Corp of America Holdings	6,363	1,604,240
McKesson	9,875	3,739,465
Medtronic	93,831	7,852,716
Merck	176,637	18,972,580
Mettler-Toledo International *	1,500	2,299,380
Moderna *	22,709	3,998,147
Molina Healthcare *	3,995	1,245,761
Organon	17,276	520,526
PerkinElmer	8,399	1,155,114

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Pfizer	390,919	$17,262,983
Quest Diagnostics	8,125	1,206,400
Regeneron Pharmaceuticals *	7,451	5,651,360
ResMed	10,003	2,284,385
STERIS	7,118	1,469,938
Stryker	23,712	6,018,343
Teleflex	3,697	899,924
Thermo Fisher Scientific	27,597	15,739,397
UnitedHealth Group	65,190	32,542,196
Universal Health Services, Cl B	4,437	657,608
Vertex Pharmaceuticals *	18,059	5,834,863
Viatris, Cl W	86,007	1,045,845
Waters *	3,956	1,299,863
West Pharmaceutical Services	5,429	1,441,942
Zimmer Biomet Holdings	14,370	1,829,876
Zoetis, Cl A	33,013	5,463,321
		349,750,959
Industrials — 8.8%
3M	39,117	4,501,584
A O Smith	8,682	587,771
Alaska Air Group *	10,881	558,631
Allegion	5,671	666,626
American Airlines Group *	47,983	774,446
AMETEK	16,446	2,383,354
Boeing *	39,491	8,411,583
Carrier Global	59,649	2,715,819
Caterpillar	36,792	9,282,254
CH Robinson Worldwide	8,195	820,893
Cintas	6,118	2,714,801
Copart *	28,651	1,908,443
CoStar Group *	28,001	2,181,278
CSX	145,093	4,486,276
Cummins	9,684	2,416,545
Deere	19,205	8,120,642
Delta Air Lines *	43,143	1,686,891
Dover	9,775	1,484,138
Eaton	28,155	4,567,023
Emerson Electric	41,756	3,767,226
Equifax	8,955	1,989,801

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Expeditors International of Washington	10,952	$1,184,459
Fastenal	38,693	1,955,931
FedEx	16,197	3,139,950
Fortive	23,682	1,611,086
Generac Holdings *	5,296	638,698
General Dynamics	16,011	3,731,524
General Electric	77,236	6,215,953
Honeywell International	47,188	9,837,754
Howmet Aerospace	24,911	1,013,629
Huntington Ingalls Industries	2,664	587,519
IDEX	5,585	1,338,613
Illinois Tool Works	19,802	4,674,064
Ingersoll Rand	28,719	1,608,264
Jacobs Solutions	8,795	1,086,622
JB Hunt Transport Services	5,622	1,062,839
Johnson Controls International	49,062	3,413,243
L3Harris Technologies	13,418	2,882,455
Leidos Holdings	9,307	919,904
Lockheed Martin	16,462	7,626,186
Masco	17,345	922,754
Nordson	3,610	878,313
Norfolk Southern	15,978	3,927,552
Northrop Grumman	10,282	4,606,747
Old Dominion Freight Line	6,093	2,030,431
Otis Worldwide	28,247	2,322,751
PACCAR	23,308	2,547,798
Parker-Hannifin	8,936	2,913,136
Pentair	11,501	636,925
Quanta Services	9,752	1,484,157
Raytheon Technologies	103,512	10,335,673
Republic Services, Cl A	14,049	1,753,596
Robert Half International	6,610	554,976
Rockwell Automation	7,522	2,121,430
Rollins	16,991	618,472
Snap-On	3,555	884,235
Southwest Airlines	39,682	1,419,425
Stanley Black & Decker	11,237	1,003,577
Textron	14,364	1,046,417
Trane Technologies	15,754	2,821,857

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
TransDigm Group	3,703	$2,657,828
Union Pacific	43,393	8,860,417
United Airlines Holdings *	22,508	1,101,992
United Parcel Service, Cl B	51,345	9,510,634
United Rentals	4,793	2,113,473
Verisk Analytics, Cl A	10,396	1,889,889
Waste Management	25,715	3,978,882
Westinghouse Air Brake Technologies	12,447	1,292,123
WW Grainger	3,324	1,959,432
Xylem	11,954	1,243,336
		199,992,946
Information Technology — 27.6%
Accenture, Cl A	44,358	12,378,100
Adobe *	32,768	12,135,301
Advanced Micro Devices *	113,596	8,536,739
Akamai Technologies *	11,261	1,001,666
Amphenol, Cl A	42,284	3,372,995
Analog Devices	36,159	6,200,184
ANSYS *	5,801	1,545,154
Apple	1,044,932	150,773,238
Applied Materials	60,777	6,776,028
Arista Networks *	17,656	2,225,009
Autodesk *	14,901	3,206,099
Automatic Data Processing	29,183	6,589,813
Broadcom	28,440	16,637,684
Broadridge Financial Solutions	8,409	1,264,377
Cadence Design Systems *	19,342	3,536,298
CDW	9,070	1,777,992
Ceridian HCM Holding *	10,564	763,566
Cisco Systems	288,716	14,051,808
Cognizant Technology Solutions, Cl A	34,686	2,315,291
Corning	54,800	1,896,628
DXC Technology *	17,562	504,556
Enphase Energy *	9,365	2,073,224
EPAM Systems *	3,984	1,325,278
F5 *	4,087	603,486
Fidelity National Information Services	40,767	3,059,156
First Solar *	7,139	1,267,886
Fiserv *	44,954	4,795,693

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
FleetCor Technologies *	5,583	$1,165,786
Fortinet *	44,140	2,310,288
Gartner *	5,693	1,925,031
Gen Digital	41,952	965,316
Global Payments	18,335	2,066,721
Hewlett Packard Enterprise	87,199	1,406,520
HP	61,155	1,782,057
Intel	290,930	8,221,682
International Business Machines	63,567	8,564,382
Intuit	19,545	8,261,085
Jack Henry & Associates	4,918	885,683
Juniper Networks	23,545	760,504
Keysight Technologies *	12,001	2,152,379
KLA	9,760	3,830,605
Lam Research	9,477	4,739,448
Mastercard, Cl A	59,175	21,930,255
Microchip Technology	37,470	2,908,421
Micron Technology	74,734	4,506,460
Microsoft	520,875	129,078,034
Monolithic Power Systems	3,255	1,388,453
Motorola Solutions	11,855	3,046,854
NetApp	16,254	1,076,502
NVIDIA	173,693	33,934,401
ON Semiconductor *	29,013	2,131,005
Oracle	108,166	9,568,364
Paychex	21,678	2,511,613
Paycom Software *	3,189	1,033,045
PayPal Holdings *	78,356	6,385,230
PTC *	6,572	886,431
Qorvo *	6,656	723,241
QUALCOMM	78,928	10,513,999
Roper Technologies	7,425	3,168,619
Salesforce *	70,552	11,850,619
Seagate Technology Holdings	12,677	859,247
ServiceNow *	13,979	6,362,262
Skyworks Solutions	11,139	1,221,614
SolarEdge Technologies *	4,194	1,338,431
Synopsys *	10,426	3,688,198
TE Connectivity	21,657	2,753,688

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Teledyne Technologies *	3,405	$1,444,605
Teradyne	11,231	1,142,193
Texas Instruments	63,743	11,295,897
Trimble *	16,955	984,407
Tyler Technologies *	3,071	991,227
VeriSign *	6,486	1,414,272
Visa, Cl A	113,991	26,241,868
Western Digital *	22,488	988,348
Zebra Technologies, Cl A *	3,386	1,070,585
		628,089,124
Materials — 2.4%
Air Products & Chemicals	15,753	5,048,994
Albemarle	7,628	2,146,900
Amcor	100,647	1,213,803
Avery Dennison	5,659	1,072,041
Ball	22,679	1,320,825
Celanese, Cl A	7,253	893,570
CF Industries Holdings	13,088	1,108,554
Corteva	48,714	3,139,617
Dow	48,596	2,884,173
DuPont de Nemours	33,712	2,493,002
Eastman Chemical	8,402	740,804
Ecolab	16,714	2,587,829
FMC	8,699	1,158,098
Freeport-McMoRan	101,313	4,520,586
International Flavors & Fragrances	18,256	2,053,070
International Paper	23,806	995,567
LyondellBasell Industries, Cl A	16,998	1,643,537
Martin Marietta Materials	4,230	1,521,277
Mosaic	22,946	1,136,745
Newmont	53,733	2,844,088
Nucor	17,542	2,964,949
Packaging Corp of America	6,792	969,218
PPG Industries	16,827	2,193,231
Sealed Air	11,352	621,635
Sherwin-Williams	16,721	3,956,021
Steel Dynamics	11,676	1,408,593
Vulcan Materials	9,163	1,679,853

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Westrock	19,779	$776,128
		55,092,708
Real Estate — 2.9%
Alexandria Real Estate Equities ‡	10,677	1,716,221
American Tower ‡	32,889	7,347,074
AvalonBay Communities ‡	9,575	1,698,988
Boston Properties ‡	11,081	825,978
Camden Property Trust ‡	7,480	921,611
CBRE Group, Cl A *	21,630	1,849,581
Crown Castle ‡	30,529	4,521,650
Digital Realty Trust ‡	19,674	2,255,034
Equinix ‡	6,497	4,795,631
Equity Residential ‡	22,624	1,440,018
Essex Property Trust ‡	4,327	978,205
Extra Space Storage ‡	9,080	1,433,096
Federal Realty Investment Trust ‡	5,271	587,875
Healthpeak Properties ‡	39,207	1,077,408
Host Hotels & Resorts ‡	53,330	1,005,270
Invitation Homes ‡	40,881	1,328,632
Iron Mountain ‡	21,408	1,168,449
Kimco Realty ‡	43,538	977,863
Mid-America Apartment Communities ‡	8,217	1,369,938
ProLogis ‡	65,221	8,431,771
Public Storage ‡	10,722	3,263,133
Realty Income ‡	43,801	2,971,022
Regency Centers ‡	11,447	762,714
SBA Communications, Cl A ‡	7,603	2,262,120
Simon Property Group ‡	22,100	2,838,966
UDR ‡	21,261	905,506
Ventas ‡	26,807	1,388,871
VICI Properties, Cl A ‡	65,038	2,222,999
Welltower ‡	33,805	2,536,727
Weyerhaeuser ‡	49,711	1,711,550
		66,593,901
Utilities — 3.1%
AES	44,621	1,223,062
Alliant Energy	16,922	914,296
Ameren	18,523	1,609,093

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
American Electric Power	36,322	$3,412,815
American Water Works	12,748	1,994,935
Atmos Energy	10,444	1,227,588
CenterPoint Energy	45,293	1,364,225
CMS Energy	21,485	1,357,637
Consolidated Edison	23,701	2,258,942
Constellation Energy	22,023	1,879,855
Dominion Energy	59,162	3,765,070
DTE Energy	12,779	1,487,092
Duke Energy	54,512	5,584,754
Edison International	25,836	1,780,100
Entergy	14,780	1,600,378
Evergy	16,868	1,056,780
Eversource Energy	23,171	1,907,668
Exelon	70,011	2,953,764
FirstEnergy	36,635	1,500,203
NextEra Energy	139,823	10,434,991
NiSource	28,709	796,675
NRG Energy	16,842	576,333
PG&E *	112,926	1,795,523
Pinnacle West Capital	8,653	645,081
PPL	49,373	1,461,441
Public Service Enterprise Group	33,530	2,076,513
Sempra Energy	22,321	3,578,726
Southern	77,035	5,213,729
WEC Energy Group	21,340	2,005,747
Xcel Energy	37,115	2,552,399
		70,015,415

TOTAL UNITED STATES		2,367,830,117
TOTAL COMMON STOCK
(Cost $2,377,081,811)		2,382,566,350
TOTAL INVESTMENTS — 104.5%
(Cost $2,377,081,811)		$2,382,566,350

WRITTEN OPTIONS— (4.7)%
(Premiums Received $(52,626,087))		$(106,448,460)

Percentages are based on Net Assets of $2,279,259,946.

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call ETF

A list of the exchange traded option contracts held by the Fund at January 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (4.7)%
Call Options
S&P 500 Index	(5,844)	$(2,290,848,000)	$3,920.00	02/17/23	$(106,448,460)

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at January 31, 2023 was $2,382,566,350.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,382,566,350	$—	$—	$2,382,566,350
Total Investments in Securities	$2,382,566,350	$—	$—	$2,382,566,350

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(106,448,460)	$—	$—	$(106,448,460)
Total Other Financial Instruments	$(106,448,460)	$—	$—	$(106,448,460)

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — 76.0%(A)
AUSTRALIA — 0.0%
Consumer Discretionary — 0.0%
Cenntro Electric Group *	1	$1
BAHAMAS — 0.0%
Consumer Discretionary — 0.0%
OneSpaWorld Holdings *	32,104	337,413
BERMUDA — 0.2%
Communication Services — 0.0%
Wejo Group *	1	1
Energy — 0.0%
Teekay *	1	5
Financials — 0.1%
Bank of NT Butterfield & Son	21,259	679,438
SiriusPoint *	36,721	278,712
		958,150
Industrials — 0.1%
Triton International	27,834	1,966,194
TOTAL BERMUDA		2,924,350
BRAZIL — 0.1%
Information Technology — 0.1%
StoneCo, Cl A *	121,326	1,353,998
CAMEROON — 0.1%
Energy — 0.1%
Golar LNG *	44,227	1,036,681
CANADA — 0.4%
Consumer Staples — 0.0%
SunOpta *	40,348	329,643
Energy — 0.0%
Teekay Tankers, Cl A *	10,308	316,352

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.1%
AbCellera Biologics *	91,454	$963,011
Aurinia Pharmaceuticals *	55,542	502,655
		1,465,666
Industrials — 0.1%
Brookfield Business, Cl A	10,831	245,322
Li-Cycle Holdings *	54,665	297,378
		542,700
Materials — 0.1%
Novagold Resources *	98,097	618,992
PolyMet Mining *	1	3
		618,995
Utilities — 0.1%
Brookfield Infrastructure, Cl A	42,506	1,879,615
TOTAL CANADA		5,152,971
CHINA — 0.1%
Industrials — 0.1%
Textainer Group Holdings	20,012	678,407
Information Technology — 0.0%
indie Semiconductor, Cl A *	41,295	329,121
TOTAL CHINA		1,007,528
GERMANY — 0.0%
Health Care — 0.0%
Affimed *	1	1
Materials — 0.0%
Orion Engineered Carbons	25,840	543,157
TOTAL GERMANY		543,158
GHANA — 0.1%
Energy — 0.1%
Kosmos Energy *	189,726	1,500,733

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
GREECE — 0.0%
Industrials — 0.0%
Safe Bulkers	1	$3
IRELAND — 0.1%
Energy — 0.0%
Ardmore Shipping *	16,565	242,677
Health Care — 0.1%
Prothena *	15,480	875,394
Industrials — 0.0%
Cimpress *	7,544	246,614
TOTAL IRELAND		1,364,685
ISRAEL — 0.0%
Communication Services — 0.0%
Innovid *	1	2
Consumer Discretionary — 0.0%
NEOGAMES *	5,784	74,614
Health Care — 0.0%
Nano-X Imaging *	22,381	206,353
Information Technology — 0.0%
Sapiens International	13,305	301,491
TOTAL ISRAEL		582,460
ITALY — 0.0%
Consumer Discretionary — 0.0%
Ermenegildo Zegna	26,424	302,819
Information Technology — 0.0%
Kaleyra *	1	1
TOTAL ITALY		302,820

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
MALTA — 0.0%
Communication Services — 0.0%
Gambling.com Group *	3,671	$35,131
MEXICO — 0.0%
Energy — 0.0%
Borr Drilling *	112,613	670,047
MONACO — 0.1%
Energy — 0.1%
Scorpio Tankers	20,844	997,802
Industrials — 0.0%
Costamare	21,890	222,184
TOTAL MONACO		1,219,986
NORWAY — 0.2%
Energy — 0.1%
FLEX LNG	12,209	379,700
Frontline	62,115	859,050
SFL	49,682	505,763
		1,744,513
Industrials — 0.1%
Golden Ocean Group	50,760	486,281
TOTAL NORWAY		2,230,794
PANAMA — 0.0%
Financials — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	12,522	215,754
PUERTO RICO — 0.3%
Communication Services — 0.1%
Liberty Latin America, Cl A *	16,493	162,291
Liberty Latin America, Cl C *	63,564	626,106
		788,397

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.1%
First BanCorp	83,523	$1,123,384
OFG Bancorp	20,787	588,480
		1,711,864
Information Technology — 0.1%
EVERTEC	27,646	1,021,243
TOTAL PUERTO RICO		3,521,504
SINGAPORE — 0.1%
Information Technology — 0.1%
Kulicke & Soffa Industries	25,569	1,306,576
THAILAND — 0.2%
Information Technology — 0.2%
Fabrinet *	15,812	2,081,808
UNITED KINGDOM — 0.0%
Industrials — 0.0%
Luxfer Holdings	12,150	201,083
UNITED STATES — 74.0%
Communication Services — 2.0%
AdTheorent Holding *	1	2
Advantage Solutions *	1	3
AMC Networks, Cl A *	12,630	233,781
Anterix *	8,160	294,331
Arena Group Holdings *	4,773	42,671
ATN International	4,813	235,259
Audacy, Cl A *	1	—
Bandwidth, Cl A *	10,053	250,119
Boston Omaha, Cl A *	9,497	251,196
Bumble, Cl A *	37,052	954,089
Cardlytics *	14,005	105,037
Cargurus, Cl A *	49,170	867,850
Cars.com *	29,056	496,858
Charge Enterprises *	1	1
Cinemark Holdings *	46,096	550,386
Clear Channel Outdoor Holdings, Cl A *	1	2

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Cogent Communications Holdings	18,937	$1,298,510
Consolidated Communications Holdings *	30,392	132,205
Cumulus Media, Cl A *	7,667	51,369
Daily Journal *	617	188,802
DHI Group *	17,672	104,972
EchoStar, Cl A *	15,893	297,358
Entravision Communications, Cl A	24,808	161,252
Eventbrite, Cl A *	31,494	279,982
EverQuote, Cl A *	8,145	127,062
EW Scripps, Cl A *	24,766	370,252
fuboTV *	1	3
Gannett *	1	2
Globalstar *	1	1
Gogo *	24,224	406,236
Gray Television	36,295	470,383
IDT, Cl B *	6,419	188,654
iHeartMedia, Cl A *	47,175	365,606
IMAX *	21,399	363,783
Integral Ad Science Holding *	14,255	146,541
Iridium Communications *	54,499	3,261,220
John Wiley & Sons, Cl A	18,232	835,026
KORE Group Holdings *	1	2
Leafly Holdings *	1	1
Liberty Media -Liberty Braves *	16,216	562,371
Liberty Media -Liberty Braves, Cl A *	4,604	161,738
Lions Gate Entertainment, Cl A *	23,892	190,419
Lions Gate Entertainment, Cl B *	48,530	369,799
Loyalty Ventures *	1	2
Madison Square Garden Entertainment *	11,001	575,242
Magnite *	58,167	702,657
Marcus	10,412	157,638
MediaAlpha, Cl A *	10,547	147,131
Ooma *	10,025	144,059
Outbrain *	11,814	58,125
Playstudios *	1	5
PubMatic, Cl A *	20,006	306,692
QuinStreet *	22,452	344,189
Quotient Technology *	1	4
Radius Global Infrastructure, Cl A *	34,843	469,335

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Reservoir Media *	8,401	$59,143
Scholastic	13,744	608,035
Shenandoah Telecommunications	20,650	403,707
Shutterstock	10,334	777,840
Sinclair Broadcast Group, Cl A	19,040	392,795
Skillz, Cl A *	1	1
Stagwell *	37,731	264,872
TechTarget *	11,786	583,761
TEGNA	96,410	1,921,451
Telephone and Data Systems	42,969	574,496
Thryv Holdings *	10,500	234,885
TrueCar *	1	3
United States Cellular *	6,636	162,317
Urban One *	4,963	24,716
Urban One, Cl A *	3,388	23,750
Vimeo *	59,315	269,290
Vinco Ventures *	1	1
Vivid Seats, Cl A *	10,306	87,704
WideOpenWest *	22,515	258,697
Yelp, Cl A *	30,071	947,537
Ziff Davis *	20,781	1,859,484
ZipRecruiter, Cl A *	35,718	701,502
		27,676,200
Consumer Discretionary — 8.4%
1-800-Flowers.com, Cl A *	10,860	108,274
1stdibs.com *	8,655	52,536
2U *	30,035	259,202
Aaron’s	13,517	198,024
Abercrombie & Fitch, Cl A *	22,970	665,211
Academy Sports & Outdoors	35,457	2,071,398
Accel Entertainment, Cl A *	23,519	216,845
Acushnet Holdings	14,665	688,522
Adient *	40,669	1,830,918
Adtalem Global Education *	20,529	783,797
aka Brands Holding *	1	1
Allbirds, Cl A *	1	3
American Axle & Manufacturing Holdings *	46,528	412,703
American Eagle Outfitters	67,551	1,090,273
American Public Education *	7,602	92,060

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
America’s Car-Mart *	2,545	$219,226
AMMO *	1	2
Arko	34,379	288,440
Asbury Automotive Group *	9,718	2,137,960
Aterian *	1	2
Bally’s *	16,695	331,730
BARK *	1	2
Beachbody *	1	1
Beazer Homes USA *	13,062	213,825
Bed Bath & Beyond *	1	3
Big 5 Sporting Goods	8,688	86,793
Big Lots	12,716	208,034
Biglari Holdings, Cl B *	301	49,084
BJ’s Restaurants *	9,846	310,838
Bloomin’ Brands	37,575	911,194
Bluegreen Vacations Holding, Cl A	6,233	202,199
Boot Barn Holdings *	12,682	1,058,820
Bowlero *	17,514	240,817
Boxed *	1	1
Brinker International *	18,873	744,729
Buckle	12,898	567,512
Build-A-Bear Workshop, Cl A *	5,927	145,567
Caleres	15,728	409,243
Camping World Holdings, Cl A	17,469	443,887
Canoo *	1	1
CarParts.com *	20,261	138,180
Carriage Services, Cl A	6,416	208,007
Cato, Cl A	7,975	79,271
Cavco Industries *	3,930	1,045,773
Century Casinos *	11,233	99,075
Century Communities	12,687	776,444
Cheesecake Factory	21,155	830,334
Chegg *	53,289	1,106,280
Chico’s FAS *	49,956	263,268
Children’s Place *	5,914	268,318
Chuy’s Holdings *	8,607	294,618
Citi Trends *	3,707	116,696
Clarus	11,872	119,314
Conn’s *	6,922	65,136

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Container Store Group *	13,032	$67,897
ContextLogic, Cl A *	1	1
Coursera *	51,347	818,985
Cracker Barrel Old Country Store	9,919	1,106,762
Crocs *	26,231	3,194,149
Dana	59,278	1,075,303
Dave & Buster’s Entertainment *	18,501	802,018
Denny’s *	25,181	302,676
Designer Brands, Cl A	25,968	267,730
Destination XL Group *	24,746	176,439
Dillard’s, Cl A	2,131	838,144
Dine Brands Global	6,933	535,990
Dorman Products *	11,211	1,088,140
Dream Finders Homes, Cl A *	8,714	110,145
Duluth Holdings, Cl B *	5,057	33,629
Duolingo, Cl A *	9,981	953,086
El Pollo Loco Holdings	8,129	99,743
Ethan Allen Interiors	9,866	283,549
European Wax Center, Cl A	12,564	236,706
Everi Holdings *	36,727	637,948
EVgo *	28,111	193,685
Express *	1	1
F45 Training Holdings *	1	3
Faraday Future Intelligent Electric *	1	1
First Watch Restaurant Group *	6,991	113,254
Fisker *	76,949	573,270
Foot Locker	38,182	1,661,299
Fossil Group *	19,378	110,067
Fox Factory Holding *	18,445	2,178,170
Franchise Group	12,078	373,089
Frontdoor *	35,141	955,132
Full House Resorts *	13,575	119,731
Funko, Cl A *	13,343	161,450
Genesco *	6,040	291,672
Gentherm *	14,112	1,050,356
G-III Apparel Group *	18,895	319,703
Golden Entertainment *	8,497	335,631
Goodyear Tire & Rubber *	122,600	1,379,250
GoPro, Cl A *	53,214	327,266

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Graham Holdings, Cl B	1,644	$1,074,042
Green Brick Partners *	12,936	403,603
Group 1 Automotive	6,960	1,488,396
Groupon, Cl A *	9,434	77,925
GrowGeneration *	22,976	118,556
Guess?	16,627	385,248
Haverty Furniture	6,949	242,659
Helen of Troy *	10,160	1,149,198
Hibbett	5,909	392,121
Hilton Grand Vacations *	40,711	1,928,073
Holley *	1	3
Hovnanian Enterprises, Cl A *	2,388	138,217
Inspirato *	1	1
Inspired Entertainment *	9,225	137,452
Installed Building Products	10,289	1,132,716
International Game Technology	42,430	1,122,273
iRobot *	11,437	514,665
Jack in the Box	9,030	686,099
JOANN	1	4
Johnson Outdoors, Cl A	2,348	160,744
KB Home	33,714	1,296,303
Kontoor Brands	23,921	1,142,467
Krispy Kreme	33,425	407,785
Kura Sushi USA, Cl A *	2,090	129,873
Lands’ End *	5,973	53,936
Landsea Homes *	4,344	28,801
Latham Group *	17,919	78,844
Laureate Education, Cl A	60,053	659,382
La-Z-Boy	18,671	530,817
LCI Industries	10,564	1,185,492
Legacy Housing *	4,026	80,601
LGI Homes *	9,127	1,039,109
Life Time Group Holdings *	18,174	341,489
Lifetime Brands	5,430	43,494
Light & Wonder *	40,403	2,636,296
Lindblad Expeditions Holdings *	12,659	150,642
LL Flooring Holdings *	11,946	72,393
Lordstown Motors, Cl A *	1	1
Lovesac *	5,716	147,130

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lulu’s Fashion Lounge Holdings *	1	$3
Luminar Technologies, Cl A *	108,339	722,621
M/I Homes *	12,118	724,656
Malibu Boats, Cl A *	8,938	541,553
Marine Products	3,258	43,331
MarineMax *	9,105	284,531
MasterCraft Boat Holdings *	8,121	233,560
MDC Holdings	24,274	916,586
Meritage Homes *	15,509	1,670,164
Modine Manufacturing *	21,440	512,202
Monarch Casino & Resort *	5,670	434,435
Monro	14,176	721,558
Motorcar Parts of America *	7,602	110,685
Movado Group	6,868	242,852
Mullen Automotive *	1	—
Murphy USA	8,948	2,434,124
National Vision Holdings *	34,948	1,436,363
Nerdy *	1	3
Noodles, Cl A *	16,833	105,880
ODP *	19,146	987,934
ONE Group Hospitality *	8,858	66,701
OneWater Marine, Cl A *	4,828	158,069
Overstock.com *	18,329	443,745
Oxford Industries	6,844	802,254
Papa John’s International	14,040	1,259,248
Party City Holdco *(B)	1	—
Patrick Industries	9,683	687,202
Perdoceo Education *	28,812	431,316
PetMed Express	8,924	191,688
PLBY Group *	1	3
Portillo’s, Cl A *	12,359	278,819
Purple Innovation, Cl A *	51,201	296,966
Qurate Retail, Cl A *	1	3
RCI Hospitality Holdings	3,926	356,442
RealReal *	1	2
Red Rock Resorts, Cl A	22,732	1,023,167
Rent the Runway, Cl A *	1	4
Rent-A-Center, Cl A	26,432	710,756
Revolve Group, Cl A *	18,401	525,165

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Rocky Brands	3,095	$97,431
Rover Group, Cl A *	38,428	157,171
RumbleON, Cl B *	4,322	36,348
Rush Street Interactive *	22,740	97,555
Ruth’s Hospitality Group	14,388	249,056
Sally Beauty Holdings *	46,061	717,630
SeaWorld Entertainment *	20,666	1,289,352
Shake Shack, Cl A *	15,916	905,302
Shoe Carnival	7,699	210,260
Signet Jewelers	21,575	1,657,176
Skyline Champion *	23,266	1,371,531
Sleep Number *	9,394	322,966
Smith & Wesson Brands	20,208	223,905
Snap One Holdings *	7,602	72,903
Solid Power *	1	3
Solo Brands, Cl A *	6,993	30,909
Sonder Holdings *	1	1
Sonic Automotive, Cl A	9,075	487,418
Sonos *	54,265	1,000,647
Sportsman’s Warehouse Holdings *	17,919	168,976
Standard Motor Products	8,885	359,487
Steven Madden	33,883	1,214,706
Stitch Fix, Cl A *	1	5
Stoneridge *	11,478	283,047
Strategic Education	10,155	947,969
Stride *	17,635	757,071
Sturm Ruger	7,367	419,182
Superior Group	5,445	64,959
Sweetgreen, Cl A *	37,005	383,742
Target Hospitality *	15,056	231,185
Taylor Morrison Home, Cl A *	50,113	1,794,045
Texas Roadhouse, Cl A	29,276	2,940,189
ThredUp, Cl A *	1	2
Tile Shop Holdings *	1	5
Tilly’s, Cl A *	9,231	81,787
Topgolf Callaway Brands *	59,979	1,468,886
Torrid Holdings *	7,092	26,382
Traeger *	1	4
TravelCenters of America *	5,434	247,356

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tri Pointe Homes *	45,804	$1,011,810
Tupperware Brands *	19,581	86,744
Udemy *	31,070	389,618
Unifi *	5,803	49,616
Universal Electronics *	5,558	130,224
Universal Technical Institute *	13,347	101,170
Urban Outfitters *	28,997	794,228
Vacasa, Cl A *	1	2
Vista Outdoor *	23,860	700,291
Visteon *	11,915	1,862,791
Vivint Smart Home *	41,320	495,014
Vizio Holding, Cl A *	28,081	245,990
Volta *	1	1
Vuzix *	24,435	127,306
Warby Parker, Cl A *	37,732	609,372
Weber, Cl A	9,368	76,443
Weyco Group	2,368	64,457
Wingstop	12,833	2,033,645
Winmark	1,459	409,687
Winnebago Industries	13,733	874,517
Wolverine World Wide	34,427	555,307
Workhorse Group *	1	2
WW International *	21,890	108,793
Xometry, Cl A *	14,340	502,187
XPEL *	9,677	736,129
Xponential Fitness, Cl A *	9,106	250,233
Zumiez *	8,005	206,769
		118,492,797
Consumer Staples — 2.6%
22nd Century Group *	1	1
Alico	2,643	70,039
Andersons	13,522	497,339
AppHarvest *	1	2
B&G Foods	32,279	452,552
Beauty Health *	45,023	513,262
BellRing Brands *	56,502	1,602,397
Benson Hill *	1	3
Beyond Meat *	26,170	429,973
BRC, Cl A *	10,574	69,788

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Calavo Growers	7,487	$239,958
Cal-Maine Foods	17,056	975,944
Celsius Holdings *	24,235	2,431,255
Central Garden & Pet *	4,269	179,042
Central Garden & Pet, Cl A *	17,179	680,804
Chefs’ Warehouse *	14,670	560,834
Coca-Cola Consolidated	2,172	1,100,726
Duckhorn Portfolio *	18,445	298,440
Edgewell Personal Care	22,938	983,123
elf Beauty *	21,225	1,221,499
Energizer Holdings	29,266	1,085,769
Fresh Del Monte Produce	14,078	402,631
Hain Celestial Group *	38,883	797,879
Herbalife Nutrition *	46,417	815,547
HF Foods Group *	15,391	71,722
Honest *	1	3
Hostess Brands, Cl A *	58,519	1,353,544
Ingles Markets, Cl A	6,078	577,410
Inter Parfums	7,729	913,722
J & J Snack Foods	6,605	946,497
John B Sanfilippo & Son	3,901	329,674
Lancaster Colony	8,327	1,598,035
Lifecore Biomedical *	10,860	67,441
Local Bounti *	1	1
Medifast	4,948	551,455
MGP Ingredients	6,108	595,774
Mission Produce *	16,777	209,041
National Beverage *	10,114	447,039
Natural Grocers by Vitamin Cottage	4,396	43,652
Nature’s Sunshine Products *	5,057	53,402
Nu Skin Enterprises, Cl A	21,193	908,756
OmniAb CVR *(B)	2,421	—
OmniAb CVR *(B)	2,421	—
PriceSmart	10,519	781,667
Primo Water	67,611	1,058,112
Rite Aid *	22,636	82,621
Seneca Foods, Cl A *	2,565	160,313
Simply Good Foods *	38,579	1,400,418
Sovos Brands *	18,538	251,375

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
SpartanNash	15,328	$485,591
Sprouts Farmers Market *	47,480	1,516,986
Tattooed Chef *	1	2
Thorne HealthTech *	3,565	16,435
Tootsie Roll Industries	6,741	301,525
TreeHouse Foods *	21,900	1,060,617
Turning Point Brands	6,435	149,356
United Natural Foods *	24,918	1,037,087
Universal	10,273	558,543
USANA Health Sciences *	4,988	291,499
Utz Brands	28,306	471,578
Vector Group	63,787	826,042
Veru *	27,607	159,016
Village Super Market, Cl A	3,880	90,249
Vintage Wine Estates *	1	3
Vita Coco *	11,690	158,633
Vital Farms *	13,185	231,792
WD-40	5,860	1,022,804
Weis Markets	6,966	601,444
Whole Earth Brands *	15,714	59,556
		36,849,239
Energy — 4.5%
Aemetis *	11,573	54,046
Alto Ingredients *	1	3
Amplify Energy *	14,794	128,116
Arch Resources	6,691	990,402
Archrock	55,759	552,572
Battalion Oil *	1,058	10,919
Berry	33,574	308,881
Bristow Group *	10,265	313,493
Cactus, Cl A	25,259	1,366,765
California Resources	33,972	1,451,624
Callon Petroleum *	21,670	922,059
Centrus Energy, Cl A *	4,561	187,229
ChampionX	88,429	2,919,926
Chord Energy	18,021	2,582,950
Civitas Resources	31,869	2,120,882
Clean Energy Fuels *	77,361	437,863
CNX Resources *	83,943	1,404,366

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Comstock Resources	39,071	$474,713
CONSOL Energy	14,611	844,954
Crescent Energy, Cl A	17,378	209,579
CVR Energy	12,664	420,445
Delek US Holdings	31,089	831,942
Denbury *	21,744	1,886,944
DHT Holdings	57,931	496,469
Diamond Offshore Drilling *	41,325	473,585
DMC Global *	8,306	188,878
Dorian LPG	13,544	268,848
Dril-Quip *	14,976	459,913
Earthstone Energy, Cl A *	24,087	334,809
Empire Petroleum *	6,701	88,386
Energy Fuels *	63,904	470,973
Equitrans Midstream	172,817	1,252,923
Excelerate Energy, Cl A	7,687	179,107
Expro Group Holdings *	35,114	663,303
Gevo *	1	2
Green Plains *	22,647	787,436
Gulfport Energy *	5,082	346,338
Helix Energy Solutions Group *	68,016	539,367
Helmerich & Payne	44,494	2,155,289
HighPeak Energy	2,707	75,688
International Seaways	24,485	950,997
Kinetik Holdings, Cl A	8,446	264,275
Liberty Energy, Cl A	68,172	1,079,163
Magnolia Oil & Gas, Cl A	75,120	1,773,583
Matador Resources	48,409	3,202,739
Murphy Oil	65,220	2,844,244
Nabors Industries *	3,895	691,518
NACCO Industries, Cl A	1,669	65,041
National Energy Services Reunited *	15,747	119,047
Newpark Resources *	1	5
NextDecade *	12,755	76,402
NexTier Oilfield Solutions *	76,097	716,834
Noble *	36,363	1,479,611
Nordic American Tankers	1	3
Northern Oil and Gas	29,481	988,203
Oceaneering International *	43,001	918,071

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Oil States International *	24,978	$213,812
Par Pacific Holdings *	22,553	602,842
Patterson-UTI Energy	98,463	1,654,178
PBF Energy, Cl A	42,021	1,764,462
Peabody Energy *	54,491	1,519,754
Permian Resources, Cl A	90,733	986,268
ProFrac Holding, Cl A *	10,328	232,380
ProPetro Holding *	37,651	374,627
Ranger Oil, Cl A	9,177	385,434
REX American Resources *	6,930	226,750
Riley Exploration Permian	4,819	159,943
Ring Energy *	1	2
RPC	32,717	324,553
SandRidge Energy *	13,766	217,640
Select Energy Services, Cl A	31,426	275,920
SilverBow Resources *	4,886	128,355
Sitio Royalties, Cl A	34,032	904,237
SM Energy	52,252	1,717,523
Solaris Oilfield Infrastructure, Cl A	13,032	138,009
Talos Energy *	28,186	558,365
Tellurian *	1	2
TETRA Technologies *	50,669	200,649
Tidewater *	19,500	846,300
Uranium Energy *	143,298	577,491
Ur-Energy *	1	1
US Silica Holdings *	31,528	385,903
VAALCO Energy	24,202	112,539
Valaris *	26,092	1,895,323
Vertex Energy *	22,440	163,363
Vital Energy *	7,136	401,614
W&T Offshore *	38,553	239,800
Weatherford International *	30,292	1,723,009
World Fuel Services	26,591	752,525
		64,055,296
Financials — 12.7%
1st Source	7,125	350,479
ACNB	3,437	135,246
AFC Gamma ‡	6,892	108,204
Alerus Financial	6,611	136,054

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Amalgamated Financial	7,884	$180,938
A-Mark Precious Metals	7,890	303,765
Ambac Financial Group *	18,835	313,791
Amerant Bancorp, Cl A	12,075	336,168
American Equity Investment Life Holding	34,467	1,642,353
American National Bankshares	4,657	161,179
Ameris Bancorp	28,831	1,359,670
AMERISAFE	8,161	449,508
Angel Oak Mortgage ‡	4,141	32,755
Apollo Commercial Real Estate Finance ‡	59,731	726,926
Arbor Realty Trust ‡	70,167	1,047,593
Ares Commercial Real Estate ‡	24,708	303,414
Argo Group International Holdings	13,559	376,398
ARMOUR Residential REIT ‡	54,609	342,945
Arrow Financial	6,184	203,515
Artisan Partners Asset Management, Cl A	25,508	939,205
AssetMark Financial Holdings *	9,362	248,467
Associated Banc-Corp	63,918	1,432,402
Associated Capital Group, Cl A	880	33,484
Atlantic Union Bankshares	31,853	1,232,393
Atlanticus Holdings *	2,185	71,013
Avantax *	20,685	602,761
Axos Financial *	24,586	1,183,078
B Riley Financial	8,636	369,016
Bakkt Holdings *	1	2
Banc of California	23,480	409,022
BancFirst	8,438	726,765
Bancorp *	23,756	806,041
Bank First	3,393	270,965
Bank of Marin Bancorp	6,821	207,836
BankUnited	35,625	1,340,925
Bankwell Financial Group	2,292	67,774
Banner	14,563	944,119
Bar Harbor Bankshares	6,519	202,545
BayCom	5,376	108,111
BCB Bancorp	5,981	107,598
Berkshire Hills Bancorp	20,596	639,506
BGC Partners, Cl A	152,639	663,980
Blackstone Mortgage Trust, Cl A ‡	73,941	1,762,753

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Blue Foundry Bancorp *	11,233	$133,448
Blue Ridge Bankshares	7,059	89,367
Bread Financial Holdings	21,269	872,667
Bridgewater Bancshares *	9,415	146,497
Bright Health Group *	1	1
Brightsphere Investment Group	13,958	327,315
BrightSpire Capital, Cl A ‡	36,112	275,173
Broadmark Realty Capital ‡	53,214	233,077
Brookline Bancorp	39,887	521,719
BRP Group, Cl A *	26,646	763,408
Business First Bancshares	9,198	190,767
Byline Bancorp	10,705	265,484
Cadence Bank	77,433	1,980,736
Cambridge Bancorp	2,951	236,080
Camden National	6,318	266,809
Cannae Holdings *	34,932	853,738
Capital Bancorp	3,894	83,721
Capital City Bank Group	5,960	193,521
Capitol Federal Financial	53,587	448,523
Capstar Financial Holdings	8,958	155,959
Carter Bankshares *	10,520	174,842
Cathay General Bancorp	30,682	1,348,781
Central Pacific Financial	11,758	265,731
Chicago Atlantic Real Estate Finance ‡	2,715	41,947
Chimera Investment ‡	99,791	727,476
Citizens & Northern	6,685	158,167
City Holding	6,342	601,158
Civista Bancshares	6,568	142,526
Claros Mortgage Trust ‡	39,535	661,816
CNB Financial	8,955	215,995
CNO Financial Group	50,217	1,293,590
Coastal Financial *	4,561	208,301
Cohen & Steers	12,303	903,901
Colony Bankcorp	6,722	86,647
Columbia Banking System	33,777	1,044,047
Columbia Financial *	16,328	324,111
Community Bank System	22,876	1,320,174
Community Trust Bancorp	6,796	292,772
Compass Diversified Holdings	26,649	594,806

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
ConnectOne Bancorp	15,994	$380,177
Consumer Portfolio Services *	5,964	59,938
Cowen, Cl A	11,487	446,615
Crawford, Cl A	6,686	43,258
CrossFirst Bankshares *	19,747	266,585
Curo Group Holdings	8,858	35,786
Customers Bancorp *	13,062	396,693
CVB Financial	57,783	1,399,504
Diamond Hill Investment Group	1,276	240,437
Dime Community Bancshares	14,395	429,259
Donegal Group, Cl A	6,720	102,010
Donnelley Financial Solutions *	12,474	568,939
Dynex Capital ‡	21,195	305,420
Eagle Bancorp	13,508	641,495
Eastern Bankshares	71,290	1,152,759
eHealth *	10,147	84,220
Ellington Financial ‡	24,557	337,168
Employers Holdings	11,959	524,641
Enact Holdings	12,603	316,965
Encore Capital Group *	10,437	581,550
Enova International *	14,981	683,883
Enstar Group *	5,200	1,259,960
Enterprise Bancorp	4,159	147,811
Enterprise Financial Services	15,145	807,531
Equity Bancshares, Cl A	6,590	196,712
Esquire Financial Holdings	2,831	131,755
Essent Group	45,348	1,996,672
EZCORP, Cl A *	23,870	217,456
Farmers & Merchants Bancorp	4,995	142,108
Farmers National Banc	13,032	187,400
FB Financial	15,381	577,710
Federal Agricultural Mortgage, Cl C	3,950	525,232
Federated Hermes, Cl B	38,726	1,521,932
Finance of America, Cl A *	1	2
Financial Institutions	6,762	167,089
First Bancorp	15,160	604,126
First Bancorp	4,511	133,796
First Bancshares	8,758	268,433
First Bank	6,516	88,161

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
First Busey	22,192	$529,723
First Business Financial Services	3,314	118,641
First Commonwealth Financial	40,160	590,754
First Community Bankshares	7,213	234,495
First Financial	5,012	225,139
First Financial Bancorp	39,973	1,012,516
First Financial Bankshares	56,049	1,996,465
First Foundation	21,500	333,895
First Guaranty Bancshares	2,585	56,637
First Internet Bancorp	4,137	108,762
First Interstate BancSystem, Cl A	42,437	1,522,640
First Merchants	24,546	1,046,641
First Mid Bancshares	7,805	250,775
First of Long Island	9,890	174,657
First Western Financial *	3,278	86,048
FirstCash Holdings	16,665	1,536,180
Five Star Bancorp	5,503	148,361
Flushing Financial	12,626	242,293
Focus Financial Partners, Cl A *	26,737	1,207,176
Franklin BSP Realty Trust ‡	36,251	525,640
Fulton Financial	71,035	1,188,416
FVCBankcorp *	4,948	84,759
GCM Grosvenor	18,122	162,373
Genworth Financial, Cl A *	230,453	1,272,101
German American Bancorp	11,924	459,312
Glacier Bancorp	47,932	2,185,220
Goosehead Insurance, Cl A *	8,190	319,820
Granite Point Mortgage Trust ‡	22,093	147,581
Great Southern Bancorp	4,301	251,350
Green Dot, Cl A *	22,238	402,063
Greene County Bancorp	1,479	72,397
Greenlight Capital Re, Cl A *	10,860	106,971
Guaranty Bancshares	3,591	118,431
Hamilton Lane, Cl A	15,141	1,178,878
Hancock Whitney	36,902	1,899,715
Hanmi Financial	13,221	307,917
Hannon Armstrong Sustainable Infrastructure Capital	38,854	1,434,101
HarborOne Bancorp	19,208	261,997

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
HBT Financial	4,838	$101,453
HCI Group	2,957	148,471
Heartland Financial USA	17,628	872,057
Heritage Commerce	25,369	307,472
Heritage Financial	14,909	425,354
Hilltop Holdings	26,220	857,394
Hingham Institution For Savings	621	181,543
Hippo Holdings *	7,508	125,984
Home Bancorp	3,282	126,029
Home BancShares	85,272	2,035,443
Home Point Capital	1	2
HomeStreet	8,313	229,189
HomeTrust Bancshares	6,564	177,228
Hope Bancorp	49,806	641,999
Horace Mann Educators	17,694	630,083
Horizon Bancorp	18,124	283,459
Houlihan Lokey, Cl A	21,513	2,131,293
Independent Bank	8,963	198,710
Independent Bank	21,216	1,690,703
Independent Bank Group	15,784	967,559
International Bancshares	22,917	1,074,120
Invesco Mortgage Capital ‡	24,251	356,247
Investors Title	596	96,552
Jackson Financial, Cl A	35,595	1,567,604
James River Group Holdings	15,808	358,209
John Marshall Bancorp	4,789	118,480
Kearny Financial	26,640	249,883
Kinsale Capital Group	9,577	2,666,620
KKR Real Estate Finance Trust ‡	26,071	415,311
Ladder Capital, Cl A ‡	50,987	571,054
Lakeland Bancorp	28,522	549,619
Lakeland Financial	10,531	744,647
Lemonade *	19,863	323,370
LendingClub *	42,768	414,422
LendingTree *	4,894	194,096
Live Oak Bancshares	13,811	472,751
Luther Burbank	6,346	74,502
Macatawa Bank	10,860	119,677
MarketWise *	1	2

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
MBIA *	22,614	$294,208
Mercantile Bank	6,846	235,023
Merchants Bancorp	6,715	193,191
Mercury General	11,468	409,752
Metrocity Bankshares	8,352	168,877
Metropolitan Bank Holding *	4,418	262,341
MFA Financial ‡	44,422	528,178
Mid Penn Bancorp	6,345	199,677
Midland States Bancorp	9,259	235,919
MidWestOne Financial Group	6,321	196,899
Moelis, Cl A	27,328	1,277,584
Moneylion *	1	1
Mr Cooper Group *	30,724	1,412,997
MVB Financial	4,562	100,729
National Bank Holdings, Cl A	12,368	522,301
National Western Life Group, Cl A	1,132	313,338
Navient	45,561	864,292
NBT Bancorp	17,849	701,644
Nelnet, Cl A	6,939	662,605
NerdWallet, Cl A *	10,558	123,423
New York Mortgage Trust ‡	1	3
Nexpoint Real Estate Finance ‡	3,263	62,160
NI Holdings *	4,022	53,292
Nicolet Bankshares *	5,193	378,518
NMI Holdings, Cl A *	35,934	834,747
Northeast Bank	2,772	130,838
Northfield Bancorp	18,276	273,226
Northwest Bancshares	54,150	765,681
OceanFirst Financial	24,963	597,115
Old National Bancorp	125,522	2,196,635
Old Second Bancorp	17,707	300,842
Open Lending, Cl A *	42,897	376,207
Oportun Financial *	9,538	66,861
Oppenheimer Holdings, Cl A	4,139	197,058
OppFi *	1	2
Orchid Island Capital, Cl A ‡	24,079	293,523
Origin Bancorp	9,658	362,175
Orrstown Financial Services	4,899	121,250
Oscar Health, Cl A *	1	4

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Pacific Premier Bancorp	40,170	$1,299,098
Palomar Holdings *	10,391	531,084
Park National	6,156	771,039
Parke Bancorp	4,251	88,017
Pathward Financial	12,570	623,723
PCB Bancorp	4,859	90,232
Peapack-Gladstone Financial	7,668	284,406
PennyMac Financial Services	12,726	857,987
PennyMac Mortgage Investment Trust ‡	40,947	624,442
Peoples Bancorp	11,943	354,349
Peoples Financial Services	3,065	156,254
Perella Weinberg Partners, Cl A	19,276	197,579
Pioneer Bancorp *	4,887	54,979
Piper Sandler	7,400	1,051,540
PJT Partners	10,112	809,263
PRA Group *	17,980	723,515
Preferred Bank	5,793	412,056
Premier Financial	15,476	387,210
Primis Financial	9,604	113,711
ProAssurance	23,090	447,715
Professional Holding, Cl A *	5,398	154,653
PROG Holdings *	23,836	531,304
Provident Bancorp	6,346	57,241
Provident Financial Services	31,866	747,576
QCR Holdings	7,044	370,233
Radian Group	75,251	1,663,047
RBB Bancorp	6,395	128,795
Ready Capital ‡	36,647	484,840
Red River Bancshares	1,971	100,324
Redwood Trust ‡	47,751	399,198
Regional Management	3,423	118,059
Renasant	23,256	827,448
Republic Bancorp, Cl A	4,109	184,823
Republic First Bancorp *	1	2
RLI	16,714	2,213,769
Root, Cl A *	19,169	112,714
S&T Bancorp	16,572	602,889
Safety Insurance Group	6,202	523,387
Sandy Spring Bancorp	18,777	634,663

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Sculptor Capital Management, Cl A	9,741	$90,494
Seacoast Banking Corp of Florida	26,808	860,805
Selective Insurance Group	25,779	2,449,005
Selectquote *	1	1
ServisFirst Bancshares	21,738	1,482,097
Shore Bancshares	7,300	127,604
Sierra Bancorp	6,202	130,614
Silvercrest Asset Management Group, Cl A	4,027	76,110
Silvergate Capital, Cl A *	13,496	192,183
Simmons First National, Cl A	52,706	1,175,871
SmartFinancial	6,435	173,552
South Plains Financial	4,784	134,430
Southern First Bancshares *	3,392	142,769
Southern Missouri Bancorp	3,441	166,613
Southside Bancshares	13,245	501,721
SouthState	32,149	2,559,060
Stellar Bancorp	19,901	559,417
StepStone Group, Cl A	23,922	698,283
Sterling Bancorp *	7,108	43,288
Stewart Information Services	11,360	542,667
Stock Yards Bancorp	12,284	736,549
StoneX Group *	7,360	646,797
Summit Financial Group	4,937	128,115
Sunlight Financial Holdings *	1	1
SWK Holdings *	1,528	28,818
Texas Capital Bancshares *	21,466	1,418,259
Third Coast Bancshares *	5,446	100,969
Tiptree	10,880	163,309
Tompkins Financial	6,121	461,095
Towne Bank	28,623	872,143
TPG RE Finance Trust ‡	29,673	258,452
Trean Insurance Group *	34,901	212,547
TriCo Bancshares	13,270	670,799
Triumph Financial *	10,156	565,994
Trupanion *	17,172	1,013,491
TrustCo Bank NY	8,177	293,636
Trustmark	26,079	759,420
Two Harbors Investment ‡	37,146	666,399
UMB Financial	19,104	1,722,990

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
United Bankshares	55,843	$2,244,889
United Community Banks	45,529	1,481,514
United Fire Group	9,153	288,228
Unity Bancorp	2,864	75,810
Universal Insurance Holdings	11,233	143,108
Univest Financial	12,532	340,244
USCB Financial Holdings *	4,444	53,328
Valley National Bancorp	186,436	2,214,860
Value Line	400	20,684
Velocity Financial *	3,631	36,637
Veritex Holdings	22,561	635,092
Victory Capital Holdings, Cl A	7,175	212,667
Virtus Investment Partners	3,088	663,549
Walker & Dunlop	13,163	1,255,487
Washington Federal	27,603	978,802
Washington Trust Bancorp	7,398	316,412
Waterstone Financial	9,316	149,988
WesBanco	25,436	945,456
West BanCorp	7,091	155,293
Westamerica BanCorp	11,168	620,494
WisdomTree	55,743	321,080
World Acceptance *	1,811	173,349
WSFS Financial	27,342	1,320,892
		178,516,589
Health Care — 12.0%
1Life Healthcare *	77,267	1,235,499
23andMe Holding, Cl A *	1	3
2seventy bio *	15,596	212,106
4D Molecular Therapeutics *	13,920	293,016
Aadi Bioscience *	6,012	75,871
Absci *	1	3
ACADIA Pharmaceuticals *	51,610	982,138
Accolade *	30,766	359,039
Aclaris Therapeutics *	29,447	497,654
AdaptHealth, Cl A *	30,631	656,422
Adaptive Biotechnologies *	46,172	428,014
Addus HomeCare *	6,644	714,363
Adicet Bio *	11,833	108,272
ADMA Biologics *	1	4

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Aerovate Therapeutics *	4,920	$112,422
Agenus *	1	3
Agiliti *	13,210	243,725
Agios Pharmaceuticals *	23,277	686,206
AirSculpt Technologies	3,395	19,759
Akero Therapeutics *	15,101	747,500
Akoya Biosciences *	7,038	79,178
Albireo Pharma *	7,526	336,111
Alector *	26,855	236,861
Alignment Healthcare *	40,576	501,114
Alkermes *	69,823	1,999,731
Allogene Therapeutics *	38,828	299,752
Allovir *	12,116	70,030
Alpha Teknova *	2,715	16,181
Alphatec Holdings *	31,707	412,825
Alpine Immune Sciences *	5,397	45,335
ALX Oncology Holdings *	9,458	87,959
American Well, Cl A *	95,028	377,261
Amicus Therapeutics *	126,348	1,647,578
AMN Healthcare Services *	19,671	1,885,269
Amneal Pharmaceuticals *	1	2
Amphastar Pharmaceuticals *	16,492	499,048
Amylyx Pharmaceuticals *	21,830	855,518
AN2 Therapeutics *	5,522	67,148
AnaptysBio *	8,602	214,104
Anavex Life Sciences *	32,172	349,710
AngioDynamics *	16,160	210,403
ANI Pharmaceuticals *	5,495	245,791
Anika Therapeutics *	6,482	201,007
Apellis Pharmaceuticals *	40,146	2,116,899
Apollo Medical Holdings *	16,551	589,878
Arbutus Biopharma *	1	3
Arcellx *	13,232	442,081
Arcturus Therapeutics Holdings *	9,549	201,770
Arcus Biosciences *	22,094	477,893
Arcutis Biotherapeutics *	18,931	313,687
Arrowhead Pharmaceuticals *	44,774	1,566,642
Artivion *	16,495	215,095
Arvinas *	21,457	703,146

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Atara Biotherapeutics *	36,348	$184,284
Atea Pharmaceuticals *	27,967	129,487
Athira Pharma *	1	4
ATI Physical Therapy *	1	—
AtriCure *	20,237	875,857
Atrion	591	406,194
Aura Biosciences *	7,757	80,750
Avanos Medical *	20,339	623,187
Aveanna Healthcare Holdings *	1	1
Avid Bioservices *	27,782	439,789
Avidity Biosciences *	23,844	565,103
Axogen *	17,616	166,824
Axonics *	21,400	1,313,960
Axsome Therapeutics *	13,843	1,038,225
Beam Therapeutics *	27,153	1,179,798
Berkeley Lights *	1	2
BioCryst Pharmaceuticals *	84,528	891,770
Biohaven *	27,047	516,327
BioLife Solutions *	14,458	338,896
Bionano Genomics *	1	2
Bioventus, Cl A *	1	2
Bioxcel Therapeutics *	8,490	242,135
Bluebird Bio *	36,612	232,486
Blueprint Medicines *	26,739	1,249,781
Bridgebio Pharma *	43,643	405,007
Brookdale Senior Living *	1	3
Butterfly Network *	1	3
C4 Therapeutics *	16,257	126,642
Cano Health *	1	1
Cara Therapeutics *	21,214	247,780
Cardiovascular Systems *	17,260	240,604
CareDx *	21,596	322,644
CareMax *	24,709	115,885
Caribou Biosciences *	21,517	155,138
Cassava Sciences *	16,475	461,300
Castle Biosciences *	10,264	277,949
Catalyst Pharmaceuticals *	41,189	638,018
Celldex Therapeutics *	19,529	860,448
Celularity *	1	1

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Century Therapeutics *	11,130	$50,864
Cerevel Therapeutics Holdings *	24,809	847,227
Cerus *	69,844	219,310
Chimerix *	1	2
Chinook Therapeutics *	22,795	576,030
CinCor Pharma *	15,984	462,417
Clover Health Investments, Cl A *	1	1
Codexis *	24,978	153,615
Cogent Biosciences *	27,999	421,665
Coherus Biosciences *	41,842	354,820
Collegium Pharmaceutical *	15,029	422,014
Community Health Systems *	1	5
Computer Programs and Systems *	6,264	184,036
CONMED	12,787	1,224,483
Corcept Therapeutics *	36,864	842,711
CorVel *	3,801	677,186
Crinetics Pharmaceuticals *	23,907	468,816
Cross Country Healthcare *	15,769	437,590
CryoPort *	18,540	423,268
CTI BioPharma *	38,396	212,330
Cue Health *	1	3
Cullinan Oncology *	13,067	152,100
Cutera *	7,348	255,931
Cytek Biosciences *	49,053	591,089
Cytokinetics *	35,563	1,510,716
Day One Biopharmaceuticals *	13,431	292,393
Deciphera Pharmaceuticals *	21,215	360,867
Denali Therapeutics *	46,939	1,420,844
Design Therapeutics *	14,133	110,944
DICE Therapeutics *	15,409	489,544
DocGo *	37,175	371,750
Dynavax Technologies *	54,687	622,338
Dyne Therapeutics *	15,804	230,738
Eagle Pharmaceuticals *	4,884	165,763
Edgewise Therapeutics *	14,557	148,918
Editas Medicine, Cl A *	32,105	317,518
Eiger BioPharmaceuticals *	1	2
Embecta	25,000	659,750
Emergent BioSolutions *	21,036	277,465

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Enanta Pharmaceuticals *	8,484	$452,876
Enochian Biosciences *	1	1
Ensign Group	24,061	2,243,688
EQRx *	1	2
Erasca *	26,607	106,428
Esperion Therapeutics *	55,102	350,449
Evolent Health, Cl A *	35,187	1,133,725
Evolus *	13,915	144,577
EyePoint Pharmaceuticals *	1	5
Fate Therapeutics *	36,790	219,268
FibroGen *	39,282	927,055
Figs, Cl A *	52,803	472,587
Foghorn Therapeutics *	8,145	70,047
Fulcrum Therapeutics *	30,753	387,795
Fulgent Genetics *	9,317	314,728
Gelesis Holdings *	1	—
GeneDx Holdings, Cl A *	1	—
Generation Bio *	18,259	107,728
Geron *	1	3
Glaukos *	19,622	962,459
Gossamer Bio *	1	3
GreenLight Biosciences Holdings PBC *	1	1
Haemonetics *	22,036	1,864,246
Halozyme Therapeutics *	58,049	3,005,197
Harmony Biosciences Holdings *	11,267	542,731
Health Catalyst *	25,818	358,870
HealthEquity *	35,797	2,178,247
HealthStream *	10,872	262,885
Heron Therapeutics *	1	3
Heska *	4,135	369,834
HilleVax *	8,001	136,817
Hims & Hers Health *	50,188	415,557
Humacyte *	1	3
Icosavax *	10,198	107,589
Ideaya Biosciences *	19,420	330,723
IGM Biosciences *	4,241	96,398
ImmunityBio *	30,309	115,174
ImmunoGen *	88,542	407,293
Immunovant *	19,510	346,693

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Inari Medical *	21,958	$1,252,704
Inhibrx *	13,525	338,125
Innovage Holding *	13,867	103,864
Innoviva *	27,317	345,560
Inogen *	9,588	223,688
Inotiv *	7,778	56,391
Inovio Pharmaceuticals *	1	2
Insmed *	58,348	1,256,232
Inspire Medical Systems *	12,186	3,083,789
Instil Bio *	1	1
Integer Holdings *	14,451	951,020
Intellia Therapeutics *	36,658	1,555,766
Intercept Pharmaceuticals *	10,861	198,322
Intra-Cellular Therapies *	40,880	1,958,970
Invitae *	1	2
Invivyd *	1	2
Iovance Biotherapeutics *	62,340	496,226
iRadimed	2,967	110,966
iRhythm Technologies *	13,312	1,308,570
Ironwood Pharmaceuticals, Cl A *	59,286	682,975
iTeos Therapeutics *	10,236	213,932
IVERIC bio *	57,615	1,330,907
Janux Therapeutics *	7,432	165,065
Joint *	6,430	116,833
Jounce Therapeutics *	1	1
KalVista Pharmaceuticals *	9,401	74,832
Karuna Therapeutics *	13,002	2,592,469
Karyopharm Therapeutics *	1	3
Keros Therapeutics *	8,470	496,088
Kezar Life Sciences *	26,195	187,818
Kiniksa Pharmaceuticals, Cl A *	15,634	226,068
Kinnate Biopharma *	11,200	84,336
Kodiak Sciences *	13,932	112,571
Kronos Bio *	1	2
Krystal Biotech *	9,549	793,713
Kura Oncology *	29,306	405,009
Kymera Therapeutics *	16,286	608,771
Lantheus Holdings *	29,507	1,696,653
LeMaitre Vascular	8,265	389,943

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Lexicon Pharmaceuticals *	1	$2
LHC Group *	12,728	2,018,661
LifeStance Health Group *	29,695	156,790
Ligand Pharmaceuticals *	6,385	445,035
Liquidia *	19,771	130,489
LivaNova *	23,490	1,320,138
Lyell Immunopharma *	1	3
MacroGenics *	44,563	257,129
Madrigal Pharmaceuticals *	5,496	1,584,222
MannKind *	102,986	563,333
MaxCyte *	39,398	230,084
Medpace Holdings *	10,863	2,401,483
MeiraGTx Holdings *	12,489	104,408
Merit Medical Systems *	23,939	1,708,048
Mersana Therapeutics *	42,996	282,914
Mesa Laboratories	2,172	422,541
MiMedx Group *	1	4
Mirum Pharmaceuticals *	9,212	216,298
ModivCare *	5,421	581,456
Monte Rosa Therapeutics *	11,946	88,400
Morphic Holding *	11,132	364,350
Multiplan *	1	1
Myriad Genetics *	33,799	666,516
NanoString Technologies *	19,749	208,944
National HealthCare	5,324	316,991
National Research	6,216	288,547
Nautilus Biotechnology, Cl A *	1	2
Nektar Therapeutics, Cl A *	1	3
Neogen *	92,808	1,987,019
NeoGenomics *	63,547	754,938
Nevro *	15,004	550,947
NextGen Healthcare *	24,006	456,594
NGM Biopharmaceuticals *	21,169	110,926
Nkarta *	13,491	71,907
Nurix Therapeutics *	23,065	283,469
Nutex Health *	1	1
Nuvalent, Cl A *	8,888	268,862
NuVasive *	22,470	1,024,632
Nuvation Bio *	1	2

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Ocugen *	1	$1
Ocular Therapeutix *	1	4
OmniAb *	1	4
Omnicell *	19,067	1,057,647
Oncology Institute *	1	1
OPKO Health *	1	1
OptimizeRx *	7,556	135,630
Option Care Health *	67,472	1,947,917
OraSure Technologies *	39,618	221,068
Organogenesis Holdings, Cl A *	1	3
Orthofix Medical *	14,038	303,632
OrthoPediatrics *	6,472	305,025
Outlook Therapeutics *	1	1
Outset Medical *	20,197	567,940
Owens & Minor *	31,731	626,370
Owlet *	1	—
P3 Health Partners *	1	1
Pacific Biosciences of California *	111,603	1,237,677
Pacira BioSciences *	19,697	773,501
Paragon 28 *	19,924	335,719
Pardes Biosciences, Cl A *	1	2
Patterson	38,373	1,158,481
Pear Therapeutics *	1	1
Pediatrix Medical Group *	35,983	552,339
Pennant Group *	11,372	147,154
PepGen *	6,927	108,200
PetIQ, Cl A *	12,030	142,435
Phathom Pharmaceuticals *	12,207	145,630
Phibro Animal Health, Cl A	8,983	138,338
Phreesia *	21,326	799,512
PMV Pharmaceuticals *	15,492	127,034
Point Biopharma Global, Cl A *	57,504	460,032
Praxis Precision Medicines *	1	5
Precigen *	1	2
Prestige Consumer Healthcare *	21,271	1,398,781
Prime Medicine *	4,440	78,055
Privia Health Group *	19,928	538,853
PROCEPT BioRobotics *	10,926	424,912
Progyny *	34,468	1,185,355

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Prometheus Biosciences *	14,990	$1,703,763
Protagonist Therapeutics *	18,632	247,619
Provention Bio *	27,798	240,731
PTC Therapeutics *	30,525	1,400,792
Pulmonx *	14,391	127,936
Quanterix *	16,471	232,735
Quantum-Si *	1	2
R1 RCM *	64,374	921,192
RadNet *	22,583	475,372
Rallybio *	7,262	50,398
RAPT Therapeutics *	10,985	319,114
Reata Pharmaceuticals, Cl A *	11,896	515,454
Recursion Pharmaceuticals, Cl A *	66,042	550,130
REGENXBIO *	17,074	396,288
Relay Therapeutics *	37,002	794,063
Relmada Therapeutics *	11,749	47,701
Replimune Group *	17,969	500,437
Revance Therapeutics *	35,000	1,213,800
REVOLUTION Medicines *	32,197	860,948
Rigel Pharmaceuticals *	1	2
Rocket Pharmaceuticals *	23,445	509,460
RxSight *	8,580	120,120
Sage Therapeutics *	24,928	1,105,308
Sana Biotechnology *	36,008	164,196
Sangamo Therapeutics *	1	4
Schrodinger *	23,241	561,967
Science 37 Holdings *	1	1
Seer, Cl A *	18,566	84,475
Select Medical Holdings	46,452	1,350,360
Senseonics Holdings *	1	1
Seres Therapeutics *	50,102	274,058
Sharecare *	1	3
Shockwave Medical *	15,416	2,897,129
SI-BONE *	14,825	252,470
SIGA Technologies	19,751	144,775
Sight Sciences *	9,061	104,292
Silk Road Medical *	16,227	882,100
Simulations Plus	6,704	275,803
Singular Genomics Systems *	1	3

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
SomaLogic *	1	$3
Sorrento Therapeutics *	1	1
SpringWorks Therapeutics *	14,997	470,906
STAAR Surgical *	20,858	1,471,532
Stoke Therapeutics *	9,461	94,232
Supernus Pharmaceuticals *	20,967	859,857
Surgery Partners *	22,302	740,426
Surmodics *	5,882	165,343
Sutro Biopharma *	44,019	318,698
Syndax Pharmaceuticals *	23,923	686,590
Tactile Systems Technology *	8,145	105,641
Talaris Therapeutics *	1	1
Tango Therapeutics *	19,290	127,314
Tarsus Pharmaceuticals *	7,698	121,320
Tenaya Therapeutics *	1	3
Tenon Medical *	1	2
TG Therapeutics *	58,026	883,736
Theravance Biopharma *	29,858	322,765
Theseus Pharmaceuticals *	5,567	77,882
Third Harmonic Bio *	1	4
Tonix Pharmaceuticals Holding *	1	1
TransMedics Group *	13,240	834,385
Travere Therapeutics *	29,936	670,566
Treace Medical Concepts *	13,977	322,729
Tricida *	1	—
Twist Bioscience *	24,734	709,618
Tyra Biosciences *	5,057	53,705
UFP Technologies *	2,989	339,939
US Physical Therapy	5,518	547,110
Utah Medical Products	1,629	150,080
Vanda Pharmaceuticals *	26,160	200,909
Varex Imaging *	16,527	355,165
Vaxart *	1	1
Vaxcyte *	30,915	1,401,995
VBI Vaccines *	1	1
Ventyx Biosciences *	11,410	479,220
Vera Therapeutics, Cl A *	6,191	52,500
Veracyte *	30,773	773,326
Veradigm *	50,685	907,768

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Vericel *	21,320	$585,660
Verve Therapeutics *	19,653	447,106
Vicarious Surgical *	1	3
ViewRay *	1	5
Vir Biotechnology *	32,244	952,810
Viridian Therapeutics *	16,468	601,411
VistaGen Therapeutics *	1	—
Xencor *	24,653	811,577
Xeris Biopharma Holdings *	1	1
Y-mAbs Therapeutics *	17,930	80,506
Zentalis Pharmaceuticals *	20,477	483,257
Zimvie *	8,673	85,082
Zynex *	9,231	130,434
		169,301,733
Industrials — 11.8%
3D Systems *	53,869	585,017
AAON	18,791	1,434,129
AAR *	14,389	740,170
ABM Industries	28,737	1,348,053
ACCO Brands	38,553	244,812
ACV Auctions, Cl A *	51,469	504,396
Aerojet Rocketdyne Holdings *	33,991	1,900,777
AeroVironment *	10,824	963,011
AerSale *	9,394	174,822
Air Transport Services Group *	25,039	708,854
Alamo Group	4,344	679,706
Albany International, Cl A	13,378	1,500,343
Alight, Cl A *	146,519	1,375,813
Allegiant Travel *	6,589	566,852
Allied Motion Technologies	5,587	227,056
Alta Equipment Group	9,163	155,313
Altra Industrial Motion	27,844	1,700,433
Ameresco, Cl A *	13,988	901,806
American Woodmark *	7,051	403,952
API Group *	88,625	1,971,020
Apogee Enterprises	10,237	479,501
Applied Industrial Technologies	16,387	2,346,782
ArcBest	10,591	883,819
Archer Aviation, Cl A *	1	3

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Arcosa	20,766	$1,230,801
Argan	6,449	251,447
Aris Water Solutions, Cl A	9,049	140,169
Array Technologies *	68,835	1,530,202
ASGN *	21,442	1,950,150
Astec Industries	9,714	428,776
Astra Space *	1	1
Astronics *	10,317	153,207
Atkore *	18,653	2,429,553
Atlas Air Worldwide Holdings *	12,125	1,239,296
Atlas Technical Consultants *	6,313	76,577
AZZ	10,430	443,066
Babcock & Wilcox Enterprises *	23,316	154,818
Barnes Group	20,826	921,759
Barrett Business Services	3,154	313,445
Beacon Roofing Supply *	23,442	1,333,381
Berkshire Grey *	1	1
Bird Global, Cl A *	1	—
Blade Air Mobility *	23,195	103,450
Blink Charging *	15,870	215,991
Bloom Energy, Cl A *	77,549	1,933,297
Blue Bird *	7,059	102,355
BlueLinx Holdings *	3,990	346,412
Boise Cascade	16,937	1,269,767
Brady, Cl A	19,942	1,066,299
BrightView Holdings *	19,038	151,352
Brink’s	20,167	1,322,955
Cadre Holdings	9,385	214,823
Caesarstone	9,231	57,601
Casella Waste Systems, Cl A *	21,682	1,737,162
CBIZ *	20,852	992,347
Chart Industries *	18,255	2,445,805
CIRCOR International *	8,213	227,089
Columbus McKinnon	11,970	430,322
Comfort Systems USA	15,126	1,830,851
CompX International	1,017	19,262
Concrete Pumping Holdings *	10,860	88,400
Construction Partners, Cl A *	17,136	484,777
CoreCivic *	49,413	525,754

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Covenant Logistics Group, Cl A	5,292	$175,483
CRA International	3,063	364,007
CSW Industrials	6,341	857,367
Custom Truck One Source *	24,435	173,000
Daseke *	16,833	117,494
Deluxe	18,431	368,436
Desktop Metal, Cl A *	1	2
Distribution Solutions Group *	2,337	96,518
Douglas Dynamics	9,782	395,291
Ducommun *	4,748	274,339
DXP Enterprises *	7,228	219,008
Dycom Industries *	12,463	1,188,596
Eagle Bulk Shipping	5,804	332,453
EMCOR Group	20,206	2,995,539
Encore Wire	8,230	1,328,569
Energy Recovery *	23,354	516,824
Energy Vault Holdings *	1	4
Enerpac Tool Group, Cl A	25,913	687,731
EnerSys	17,531	1,455,424
Eneti	9,437	99,938
Ennis	11,172	237,293
Enovix *	46,116	366,161
EnPro Industries	8,852	1,071,712
ESCO Technologies	11,055	1,088,254
ESS Tech *	1	2
Evoqua Water Technologies *	52,814	2,562,007
Exponent	21,925	2,248,189
Fathom Digital Manufacturing C *	1	1
Federal Signal	25,536	1,359,792
First Advantage *	25,204	349,832
Fluence Energy, Cl A *	16,937	408,859
Fluor *	61,708	2,267,769
Forrester Research *	5,000	185,300
Forward Air	11,522	1,242,648
Franklin Covey *	5,441	252,462
Franklin Electric	19,640	1,773,492
Frontier Group Holdings *	16,222	204,073
FTC Solar *	1	3
FuelCell Energy *	1	4

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
GATX	15,209	$1,740,670
Genco Shipping & Trading	15,434	279,973
GEO Group *	52,803	607,234
Gibraltar Industries *	14,069	753,676
Global Industrial	5,678	149,275
GMS *	18,563	1,101,157
Gorman-Rupp	9,825	282,272
GrafTech International	82,229	537,778
Granite Construction	19,436	827,585
Great Lakes Dredge & Dock *	28,107	193,376
Greenbrier	13,618	421,069
Griffon	21,335	872,175
H&E Equipment Services	13,743	699,381
Harsco *	32,410	257,335
Hawaiian Holdings *	21,780	268,330
Healthcare Services Group	31,957	430,461
Heartland Express	20,219	340,084
Heidrick & Struggles International	8,472	260,599
Heliogen *	1	1
Helios Technologies	13,975	922,350
Herc Holdings	11,033	1,713,646
Heritage-Crystal Clean *	6,926	257,647
Hillenbrand	30,914	1,448,630
Hillman Solutions *	55,672	534,451
HireRight Holdings *	9,061	103,658
HNI	18,406	584,759
Hub Group, Cl A *	14,408	1,228,570
Hudson Technologies *	20,735	211,704
Huron Consulting Group *	9,216	627,057
Hydrofarm Holdings Group *	1	2
Hyliion Holdings *	1	4
Hyster-Yale Materials Handling	4,533	147,005
Hyzon Motors *	1	2
ICF International	7,884	805,666
IES Holdings *	4,002	159,320
Insperity	15,538	1,717,726
Insteel Industries	8,043	241,210
Interface, Cl A	27,420	312,040
Janus International Group *	37,320	410,520

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
JELD-WEN Holding *	38,292	$484,394
Joby Aviation *	103,978	459,583
John Bean Technologies	13,558	1,514,835
Kadant	4,946	1,007,846
Kaman	11,908	300,320
KAR Auction Services *	51,286	746,724
Karat Packaging	2,468	37,094
Kelly Services, Cl A	15,165	274,486
Kennametal	35,331	1,006,934
Kforce	8,608	483,167
Kimball International, Cl B	14,661	108,491
Korn Ferry	23,748	1,282,155
Kratos Defense & Security Solutions *	52,299	598,824
Legalzoom.com *	40,603	344,313
Lightning eMotors *	1	1
Lindsay	4,726	740,186
Liquidity Services *	10,657	159,748
Manitowoc *	14,118	193,417
Markforged Holding *	1	1
Marten Transport	25,386	560,777
Masonite International *	9,960	908,551
Matson	17,367	1,148,306
Matthews International, Cl A	13,233	490,150
Maxar Technologies	31,581	1,631,790
McGrath RentCorp	10,391	1,034,320
Microvast Holdings *	1	2
Miller Industries	4,955	143,745
MillerKnoll	32,658	779,873
Momentus *	1	1
Montrose Environmental Group *	11,833	640,875
Moog, Cl A	12,323	1,174,628
MRC Global *	35,535	483,276
Mueller Industries	23,968	1,571,102
Mueller Water Products, Cl A	66,100	836,165
MYR Group *	7,137	706,991
National Presto Industries	2,302	176,356
Nikola *	1	3
NL Industries	3,258	23,001
Northwest Pipe *	4,289	160,409

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
NOW *	47,435	$665,987
NuScale Power *	14,378	153,269
NV5 Global *	5,743	765,484
Omega Flex	1,329	141,273
PAM Transportation Services *	3,245	93,943
Park Aerospace	8,145	113,297
Parsons *	14,330	623,642
PGT Innovations *	24,789	537,921
Pitney Bowes	1	4
Planet Labs PBC *	64,369	318,627
Powell Industries	4,181	165,986
Preformed Line Products	1,339	118,274
Primoris Services	22,811	606,773
Proterra *	91,471	466,502
Proto Labs *	11,886	363,712
Quad *	1	4
Quanex Building Products	14,485	375,017
Radiant Logistics *	15,950	89,480
RBC Bearings *	12,358	3,014,981
Red Violet *	3,900	92,723
Redwire *	1	3
Resideo Technologies *	62,033	1,192,895
Resources Connection	13,731	237,134
REV Group	14,491	185,630
Rocket Lab USA *	88,202	438,364
Rush Enterprises, Cl A	18,220	980,418
Rush Enterprises, Cl B	2,921	169,915
Saia *	11,463	3,126,877
Sarcos Technology and Robotics *	1	1
Shoals Technologies Group, Cl A *	60,046	1,674,683
Shyft Group	14,946	497,552
Simpson Manufacturing	18,570	1,989,033
Skillsoft *	1	2
SkyWest *	21,369	443,620
SP Plus *	9,931	374,498
Spire Global *	1	1
Spirit Airlines	46,763	927,778
SPX Technologies *	19,110	1,433,441
Standex International	5,121	591,834

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Steelcase, Cl A	35,295	$275,301
Stem *	67,907	669,563
Sterling Check *	9,977	139,179
Sterling Construction *	12,626	459,460
Sun Country Airlines Holdings *	14,033	261,996
SunPower, Cl A *	35,155	612,752
Tennant	7,922	555,570
Terex	28,963	1,476,244
Terran Orbital *	1	2
Thermon Group Holdings *	14,348	331,726
Titan International *	21,947	366,295
Titan Machinery *	8,585	377,225
TPI Composites *	15,204	198,412
Transcat *	3,071	256,490
TriNet Group *	16,734	1,262,580
Trinity Industries	34,936	1,005,109
Triumph Group *	27,685	315,332
TrueBlue *	14,853	291,564
TuSimple Holdings, Cl A *	1	2
Tutor Perini *	17,003	155,918
UFP Industries	25,555	2,390,670
UniFirst	6,418	1,273,588
Universal Logistics Holdings	3,432	123,277
Upwork *	51,547	668,049
V2X *	5,145	227,203
Velo3D *	1	2
Veritiv	6,132	766,745
Viad *	8,779	259,419
Vicor *	9,482	658,335
View *	1	1
Virgin Galactic Holdings *	132,037	728,844
VSE	4,679	256,877
Wabash National	21,091	543,304
Watts Water Technologies, Cl A	11,689	1,911,385
Werner Enterprises	27,539	1,293,507
Wheels Up Experience *	1	1
Willdan Group *	5,110	97,294
Xos *	1	1

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zurn Elkay Water Solutions	56,541	$1,235,986
		165,300,060
Information Technology — 9.4%
8x8 *	46,188	217,546
908 Devices *	11,175	104,151
A10 Networks	28,192	436,412
ACI Worldwide *	49,474	1,381,809
ACM Research, Cl A *	19,835	247,739
Adeia	44,483	487,089
ADTRAN Holdings	32,362	610,671
Advanced Energy Industries	16,102	1,493,300
Aeva Technologies *	1	2
AEye *	1	1
Agilysys *	8,973	749,784
Akoustis Technologies *	1	4
Alarm.com Holdings *	20,628	1,105,661
Alkami Technology *	15,049	246,352
Alpha & Omega Semiconductor *	9,427	310,714
Altair Engineering, Cl A *	22,291	1,183,652
Ambarella *	15,666	1,407,433
American Software, Cl A	17,436	265,202
Amkor Technology	43,240	1,265,202
Amplitude, Cl A *	25,695	369,494
Appfolio, Cl A *	8,172	917,961
Appian, Cl A *	17,207	711,768
Applied Digital *	1	3
Arlo Technologies *	34,752	130,320
Arteris *	3,702	23,249
Asana, Cl A *	31,159	482,965
Atomera *	8,145	59,459
Avaya Holdings *	1	—
AvePoint *	53,334	238,403
Aviat Networks *	4,839	156,542
Avid Technology *	15,484	469,320
AvidXchange Holdings *	60,636	674,272
Axcelis Technologies *	14,044	1,544,138
AXT *	16,833	99,146
Badger Meter	12,538	1,453,154
Belden	18,711	1,517,275

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Benchmark Electronics	15,071	$421,837
BigCommerce Holdings *	26,674	327,023
Blackbaud *	20,102	1,250,545
Blackline *	23,669	1,699,434
Blend Labs, Cl A *	1	2
Box, Cl A *	59,752	1,911,466
Brightcove *	16,833	106,721
C3.ai, Cl A *	31,482	624,918
Calix *	24,770	1,303,893
Cambium Networks *	5,073	108,714
Cantaloupe *	1	5
Casa Systems *	1	3
Cass Information Systems	6,008	291,748
Cepton *	1	1
Cerberus Cyber Sentinel *	1	1
Cerence *	16,880	413,898
CEVA *	9,734	322,390
Cipher Mining *	1	1
Cleanspark *	1	3
Clear Secure, Cl A	26,476	831,082
Clearfield *	5,014	358,300
Cohu *	20,449	737,800
CommScope Holding *	95,899	805,552
CommVault Systems *	19,083	1,187,535
CompoSecure *	3,243	20,625
Comtech Telecommunications	10,690	169,543
Conduent *	69,488	331,458
Consensus Cloud Solutions *	8,198	481,796
Core Scientific *	1	—
Corsair Gaming *	21,337	335,631
Couchbase *	11,134	164,672
Credo Technology Group Holding *	42,942	744,185
CS Disco *	9,381	77,956
CSG Systems International	13,634	813,541
CTS	13,645	607,339
Cvent Holding, Cl A *	34,758	280,497
Cyxtera Technologies *	1	3
Diebold Nixdorf *	1	2
Digi International *	14,962	508,558

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Digimarc *	5,918	$118,242
Digital Turbine *	42,333	734,901
DigitalOcean Holdings *	32,291	947,741
Diodes *	19,073	1,701,121
Domo, Cl B *	12,523	194,232
Duck Creek Technologies *	35,400	670,122
DZS *	7,059	89,649
E2open Parent Holdings *	81,823	564,579
Eastman Kodak *	19,992	72,171
Ebix	11,454	218,313
Edgio *	1	2
eGain *	8,688	84,447
Enfusion, Cl A *	13,916	165,322
EngageSmart *	14,523	286,103
Envestnet *	23,569	1,531,985
ePlus *	11,340	564,505
Everbridge *	16,849	538,494
EverCommerce *	11,639	120,231
Evo Payments, Cl A *	20,350	689,255
Evolv Technologies Holdings *	1	3
ExlService Holdings *	13,858	2,364,175
Extreme Networks *	62,219	1,121,809
FARO Technologies *	7,967	218,933
Fastly, Cl A *	46,200	478,170
Flywire *	24,027	648,008
Focus Universal *	7,274	42,189
ForgeRock, Cl A *	16,658	330,828
FormFactor *	33,006	928,789
Greenidge Generation Holdings *	1	1
Grid Dynamics Holdings *	22,933	287,121
Hackett Group	11,682	258,172
Harmonic *	41,650	548,531
I3 Verticals, Cl A *	9,502	274,798
IBEX Holdings *	4,114	109,803
Ichor Holdings *	12,094	408,777
Identiv *	8,858	77,242
Impinj *	9,017	1,170,226
Infinera *	103,987	761,185
Information Services Group	14,756	77,321

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Inseego *	1	$1
Insight Enterprises *	14,260	1,607,387
Instructure Holdings *	7,265	196,373
Intapp *	6,294	182,400
InterDigital	13,103	916,555
International Money Express *	13,983	318,253
IonQ *	49,121	218,097
IronNet *	1	—
Itron *	19,185	1,102,562
Kimball Electronics *	10,579	269,976
KnowBe4, Cl A *	32,445	807,556
Knowles *	38,547	741,259
Latch *	1	1
Lightwave Logic *	46,256	290,950
LivePerson *	30,368	391,140
LiveRamp Holdings *	28,167	753,749
LiveVox Holdings *	1	3
MACOM Technology Solutions Holdings *	21,657	1,451,452
Marathon Digital Holdings *	50,182	361,812
Marqeta, Cl A *	183,127	1,214,132
Matterport *	1	4
Maximus	25,901	1,938,690
MaxLinear, Cl A *	31,854	1,312,385
MeridianLink *	10,014	159,022
Methode Electronics	15,615	745,460
MicroStrategy, Cl A *	4,161	1,047,449
MicroVision *	1	3
Mirion Technologies *	56,698	450,749
Mitek Systems *	17,749	175,005
Model N *	15,547	616,594
Momentive Global *	54,673	421,529
MoneyGram International *	42,296	455,528
N-able *	31,448	322,971
Napco Security Technologies *	12,717	368,412
NETGEAR *	12,489	249,405
NetScout Systems *	29,782	956,002
NextNav *	1	3
nLight *	21,409	265,472
Novanta *	15,381	2,483,570

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Olo, Cl A *	37,285	$299,026
ON24 *	17,331	160,832
Ondas Holdings *	1	2
OneSpan *	19,473	268,922
Onto Innovation *	22,633	1,780,085
OSI Systems *	7,017	664,580
Ouster *	1	1
PagerDuty *	37,549	1,118,585
PAR Technology *	12,379	420,762
Paya Holdings *	35,465	344,720
Payoneer Global *	89,642	534,266
Paysafe *	12,054	253,618
PC Connection	4,792	234,952
PDF Solutions *	13,056	414,920
Perficient *	14,657	1,086,670
PFSweb	6,766	45,062
Photronics *	25,435	460,882
Plexus *	11,862	1,138,633
Porch Group *	1	3
Power Integrations	24,647	2,121,860
PowerSchool Holdings, Cl A *	25,754	579,980
Priority Technology Holdings *	5,567	26,777
Progress Software	18,658	989,620
PROS Holdings *	17,272	435,254
Q2 Holdings *	23,691	775,170
Qualys *	16,646	1,920,283
Rackspace Technology *	1	3
Rambus *	47,807	1,934,749
Rapid7 *	25,705	1,024,858
Remitly Global *	43,081	519,557
Repay Holdings, Cl A *	35,838	349,062
Ribbon Communications *	1	4
Rigetti Computing *	1	1
Rimini Street *	18,972	85,374
Riot Platforms *	92,389	579,279
Rockley Photonics Holdings *(B)	1	—
Rogers *	8,120	1,133,471
Sabre *	134,946	918,982
Sanmina *	26,208	1,596,853

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ScanSource *	10,823	$356,401
SecureWorks, Cl A *	3,801	30,484
Semtech *	27,230	899,407
ShotSpotter *	3,947	152,157
Silicon Laboratories *	14,128	2,216,824
SiTime *	6,966	802,692
SkyWater Technology *	8,716	94,307
SMART Global Holdings *	20,931	359,804
SmartRent, Cl A *	1	3
SolarWinds *	19,934	202,529
Sprout Social, Cl A *	19,704	1,260,465
SPS Commerce *	15,677	2,133,326
Squarespace, Cl A *	14,625	346,905
Sumo Logic *	49,874	590,009
Super Micro Computer *	19,947	1,442,767
Synaptics *	17,187	2,148,891
Telos *	31,762	154,046
Tenable Holdings *	47,669	1,917,724
Terawulf *	1	1
Transphorm *	8,855	41,264
TTEC Holdings	7,923	402,805
TTM Technologies *	43,575	684,999
Tucows, Cl A *	4,255	141,138
Turtle Beach *	6,960	66,120
Ultra Clean Holdings *	19,413	653,247
Unisys *	27,150	146,882
Upland Software *	11,946	104,289
Varonis Systems, Cl B *	46,758	1,208,227
Veeco Instruments *	21,434	425,679
Velodyne Lidar *	1	1
Verint Systems *	27,182	1,032,101
Veritone *	12,286	103,817
Verra Mobility, Cl A *	63,779	984,110
Viant Technology, Cl A *	5,227	23,731
Viavi Solutions *	99,736	1,127,017
Vishay Intertechnology	56,286	1,288,387
Vishay Precision Group *	5,452	235,417
Weave Communications *	18,813	97,828
WM Technology *	1	1

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Workiva, Cl A *	21,809	$1,887,133
Xerox Holdings	51,039	836,019
Xperi *	17,793	184,158
Yext *	47,751	331,869
Zeta Global Holdings, Cl A *	46,142	418,969
Zuora, Cl A *	55,764	441,651
		131,981,537
Materials — 3.3%
5E Advanced Materials *	14,391	141,751
AdvanSix	11,582	500,806
Alpha Metallurgical Resources	7,727	1,243,506
American Vanguard	12,698	286,848
Amyris *	1	2
Arconic *	45,175	1,062,064
Aspen Aerogels *	13,451	141,235
ATI *	53,429	1,944,281
Avient	39,027	1,581,374
Balchem	13,587	1,774,870
Cabot	24,145	1,818,843
Carpenter Technology	20,324	981,446
Century Aluminum *	21,177	238,029
Chase	3,301	311,548
Clearwater Paper *	7,291	281,506
Coeur Mining *	1	4
Commercial Metals	52,333	2,840,112
Compass Minerals International	14,620	682,169
Constellium, Cl A *	54,345	789,633
Cryptyde *	1	—
Dakota Gold *	40,385	141,751
Danimer Scientific *	1	2
Diversey Holdings *	32,386	196,583
Ecovyst *	35,883	376,413
FutureFuel	10,690	99,096
Glatfelter	1	4
Greif, Cl A	11,092	792,302
Greif, Cl B	2,562	211,109
Hawkins	8,416	328,224
Haynes International	5,345	297,663
HB Fuller	23,073	1,594,344

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Hecla Mining	261,889	$1,615,855
Hycroft Mining Holding *	1	1
Ingevity *	16,683	1,375,347
Innospec	10,616	1,199,820
Intrepid Potash *	4,844	158,544
Ivanhoe Electric *	6,126	81,169
Kaiser Aluminum	6,753	591,023
Koppers Holdings	8,967	310,348
Kronos Worldwide	9,880	115,102
Livent *	70,048	1,815,644
LSB Industries *	31,613	401,801
Materion	8,773	791,763
Mativ Holdings	23,562	649,369
Minerals Technologies	14,092	978,689
Myers Industries	15,525	373,842
O-I Glass *	66,734	1,284,629
Olympic Steel	4,186	185,189
Origin Materials *	44,035	266,412
Pactiv Evergreen	17,919	206,248
Perimeter Solutions *	54,482	506,683
Piedmont Lithium *	7,418	509,172
PureCycle Technologies *	43,998	368,703
Quaker Chemical	5,810	1,143,815
Ramaco Resources	9,303	97,030
Ranpak Holdings, Cl A *	16,427	125,831
Rayonier Advanced Materials *	33,362	231,199
Resolute Forest Products *	19,809	430,053
Ryerson Holding	9,456	360,936
Schnitzer Steel Industries, Cl A	11,153	377,418
Sensient Technologies	17,919	1,356,289
Stepan	9,106	1,000,203
Summit Materials, Cl A *	51,676	1,698,067
SunCoke Energy	34,209	311,644
Sylvamo	15,129	719,081
TimkenSteel *	19,789	389,250
Tredegar	14,086	170,863
TriMas	18,403	566,628
Trinseo	16,171	448,745
Tronox Holdings, Cl A	50,293	862,525

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
United States Lime & Minerals	1,086	$164,855
Valhi	1,238	31,978
Warrior Met Coal	21,950	831,466
Worthington Industries	13,943	792,938
		46,553,685
Real Estate — 5.0%
Acadia Realty Trust ‡	40,066	622,225
Agree Realty ‡	37,448	2,794,744
Alexander & Baldwin ‡	30,799	616,596
Alexander’s ‡	1,086	257,686
American Assets Trust ‡	21,171	602,527
American Realty Investors *	597	16,364
Anywhere Real Estate *	47,614	403,767
Apartment Investment and Management, Cl A ‡	62,105	466,408
Apple Hospitality REIT ‡	92,176	1,634,280
Armada Hoffler Properties ‡	29,002	367,745
Ashford Hospitality Trust ‡ *	23,790	163,913
Bluerock Homes Trust ‡ *	1,492	32,242
Braemar Hotels & Resorts ‡	25,066	132,850
Brandywine Realty Trust ‡	69,877	458,393
Broadstone Net Lease, Cl A ‡	74,671	1,352,292
BRT Apartments ‡	5,263	110,260
CareTrust REIT ‡	41,140	852,421
CBL & Associates Properties ‡	11,506	306,635
Centerspace ‡	6,501	439,598
Chatham Lodging Trust ‡	20,787	295,383
City Office REIT ‡	17,733	174,493
Clipper Realty ‡	4,887	34,404
Community Healthcare Trust ‡	10,279	440,763
Compass, Cl A *	1	4
Corporate Office Properties Trust ‡	48,285	1,355,360
CTO Realty Growth ‡	7,736	151,935
Cushman & Wakefield *	70,065	1,011,038
DiamondRock Hospitality ‡	88,446	851,735
DigitalBridge Group	71,187	1,053,568
Diversified Healthcare Trust ‡	1	1
Doma Holdings *	1	1
Douglas Elliman	30,205	140,755
Easterly Government Properties, Cl A ‡	39,196	636,543

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Elme Communities ‡	37,148	$713,242
Empire State Realty Trust, Cl A ‡	58,337	486,531
Equity Commonwealth ‡	45,930	1,172,134
Essential Properties Realty Trust ‡	60,242	1,534,966
eXp World Holdings	30,921	482,058
Farmland Partners ‡	23,223	299,112
Forestar Group *	7,939	118,132
Four Corners Property Trust ‡	35,985	1,034,929
Franklin Street Properties ‡	1	3
FRP Holdings *	2,952	165,814
Getty Realty ‡	18,141	660,877
Gladstone Commercial ‡	16,943	287,862
Gladstone Land ‡	13,603	265,803
Global Medical REIT ‡	28,630	321,515
Global Net Lease ‡	44,824	670,119
Hersha Hospitality Trust, Cl A ‡	13,405	123,326
Independence Realty Trust ‡	96,351	1,814,289
Indus Realty Trust ‡	2,498	160,122
Industrial Logistics Properties Trust ‡	28,107	123,952
Innovative Industrial Properties, Cl A ‡	12,176	1,093,161
InvenTrust Properties ‡	28,792	716,057
iStar ‡	28,662	265,983
Kennedy-Wilson Holdings	50,313	899,596
Kite Realty Group Trust ‡	94,557	2,051,887
LTC Properties ‡	17,920	683,648
LXP Industrial Trust ‡	118,423	1,367,786
Macerich ‡	92,362	1,269,054
Marcus & Millichap	11,849	429,408
National Health Investors ‡	18,564	1,092,120
Necessity Retail REIT ‡	52,589	359,183
NETSTREIT ‡	26,555	534,552
Newmark Group, Cl A	66,614	570,882
NexPoint Residential Trust ‡	10,229	516,564
Offerpad Solutions *	1	1
Office Properties Income Trust ‡	20,542	352,501
One Liberty Properties ‡	7,069	170,434
Orion Office REIT ‡	23,633	228,058
Outfront Media ‡	62,796	1,249,640
Paramount Group ‡	76,766	495,141

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Pebblebrook Hotel Trust ‡	57,218	$938,375
Phillips Edison ‡	50,697	1,699,363
Physicians Realty Trust ‡	101,740	1,613,596
Piedmont Office Realty Trust, Cl A ‡	50,702	537,441
Plymouth Industrial REIT ‡	17,374	388,830
Postal Realty Trust, Cl A ‡	7,799	120,572
PotlatchDeltic ‡	34,087	1,668,559
RE/MAX Holdings, Cl A	8,170	186,358
Redfin *	42,897	320,870
Retail Opportunity Investments ‡	51,789	819,820
RLJ Lodging Trust ‡	69,770	877,009
RMR Group, Cl A	6,799	210,905
RPT Realty ‡	38,494	403,417
Ryman Hospitality Properties ‡	23,319	2,166,102
Sabra Health Care REIT ‡	101,067	1,364,404
Safehold ‡	11,603	405,641
Saul Centers ‡	5,174	221,499
Service Properties Trust ‡	67,705	603,251
SITE Centers ‡	86,001	1,173,914
St. Joe	14,831	698,540
STAG Industrial ‡	77,928	2,774,237
Stratus Properties	2,367	52,121
Summit Hotel Properties ‡	42,897	365,482
Sunstone Hotel Investors ‡	91,604	1,006,728
Tanger Factory Outlet Centers ‡	43,379	828,973
Tejon Ranch *	9,310	186,386
Terreno Realty ‡	32,251	2,077,932
Transcontinental Realty Investors *	700	31,850
UMH Properties ‡	21,378	383,094
Uniti Group ‡	100,452	661,979
Universal Health Realty Income Trust ‡	5,622	308,142
Urban Edge Properties ‡	48,989	771,577
Urstadt Biddle Properties, Cl A ‡	12,950	243,201
Veris Residential ‡ *	37,541	649,459
Whitestone REIT ‡	19,005	197,842
Xenia Hotels & Resorts ‡	48,455	721,979
		70,236,819
Utilities — 2.3%
ALLETE	24,559	1,519,220

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Altus Power, Cl A *	17,423	$139,732
American States Water	15,815	1,489,299
Artesian Resources, Cl A	3,576	210,626
Avista	31,815	1,269,418
Black Hills	28,909	2,092,433
California Water Service Group	24,613	1,505,577
Chesapeake Utilities	7,474	942,322
Clearway Energy, Cl A	14,893	477,321
Clearway Energy, Cl C	35,156	1,187,921
Global Water Resources	5,430	77,269
MGE Energy	15,611	1,141,320
Middlesex Water	7,359	617,126
Montauk Renewables *	27,801	308,869
New Jersey Resources	41,225	2,057,952
Northwest Natural Holding	15,526	778,474
NorthWestern	25,011	1,420,625
ONE Gas	23,004	1,894,609
Ormat Technologies	21,307	1,971,963
Otter Tail	17,645	1,131,927
PNM Resources	36,598	1,810,869
Portland General Electric	38,321	1,823,313
Pure Cycle *	8,145	73,061
SJW Group	11,636	900,743
Southwest Gas Holdings	28,984	1,939,899
Spire	22,221	1,604,801
Sunnova Energy International *	42,615	830,140
Unitil	6,757	352,513
Via Renewables, Cl A	4,887	32,792
York Water	6,145	279,290
		31,881,424
TOTAL UNITED STATES		1,040,845,379
TOTAL COMMON STOCK
(Cost $1,014,159,339)		1,068,434,863

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

	Shares	Value
EXCHANGE TRADED FUND — 29.1%#(A)
Vanguard Russell 2000 ETF
(Cost $379,499,173)	5,291,662	$408,780,889
TOTAL INVESTMENTS — 105.1%
(Cost $1,393,658,512)		$1,477,215,752

WRITTEN OPTIONS— (5.2)%
(Premiums Received $(36,146,994))		$(73,688,160)

Percentages are based on Net Assets of $1,405,743,387.

A list of the exchange traded option contracts held by the Fund at January 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (5.2)%
Call Options
Russell 2000 Index	(7,644)	$(1,414,140,000)	$1,850.00	02/17/23	$(73,688,160)

*	Non-income producing security.

‡	Real Estate Investment Trust

#	For financial information on the Vanguard Russell 2000 ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at January 31, 2023 was $1,477,215,752.
(B)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,068,372,703	$62,160	$—	$1,068,434,863
Exchange Traded Fund	408,780,889	—	—	408,780,889
Total Investments in Securities	$1,477,153,592	$62,160	$—	$1,477,215,752

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(73,688,160)	$—	$—	$(73,688,160)
Total Other Financial Instruments	$(73,688,160)	$—	$—	$(73,688,160)

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call ETF

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X Dow 30 ® Covered Call ETF

	Shares	Value
COMMON STOCK — 102.6%(A)
UNITED STATES — 102.6%
Communication Services — 3.0%
Verizon Communications	13,191	$548,350
Walt Disney *	13,191	1,431,091
		1,979,441
Consumer Discretionary — 14.3%
Home Depot	13,191	4,276,127
McDonald’s	13,191	3,527,273
NIKE, Cl B	13,191	1,679,610
		9,483,010
Consumer Staples — 7.6%
Coca-Cola	13,191	808,872
Procter & Gamble	13,191	1,878,135
Walgreens Boots Alliance	13,191	486,220
Walmart	13,191	1,897,789
		5,071,016
Energy — 3.4%
Chevron	13,191	2,295,498
Financials — 17.3%
American Express	13,191	2,307,502
Goldman Sachs Group	13,191	4,825,400
JPMorgan Chase	13,191	1,846,212
Travelers	13,191	2,521,064
		11,500,178
Health Care — 20.3%
Amgen	13,191	3,329,409
Johnson & Johnson	13,191	2,155,673
Merck	13,191	1,416,845
UnitedHealth Group	13,191	6,584,815
		13,486,742
Industrials — 15.6%
3M	13,191	1,518,020
Boeing *	13,191	2,809,683
Caterpillar	13,191	3,327,957

Schedules of Investments (Unaudited)	January 31, 2023

Global X Dow 30 ® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Honeywell International	13,191	$2,750,060
		10,405,720
Information Technology — 19.9%
Apple	13,191	1,903,329
Cisco Systems	13,191	642,006
Intel	13,191	372,778
International Business Machines	13,191	1,777,224
Microsoft	13,191	3,268,862
Salesforce *	13,191	2,215,692
Visa, Cl A	13,191	3,036,700
		13,216,591
Materials — 1.2%
Dow	13,191	782,886
TOTAL UNITED STATES		68,221,082
TOTAL COMMON STOCK
(Cost $63,455,626)		68,221,082
TOTAL INVESTMENTS — 102.6%
(Cost $63,455,626)		$68,221,082

WRITTEN OPTIONS— (2.7)%
(Premiums Received $(831,619))		$(1,780,890)

Percentages are based on Net Assets of $66,506,140.

A list of the exchange traded option contracts held by the Fund at January 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.7)%
Call Options
Dow Jones Industrial Average	(2,001)	$(67,033,500)	$335.00	02/17/23	$(1,780,890)

*	Non-income producing security.

Schedules of Investments (Unaudited)	January 31, 2023

Global X Dow 30 ® Covered Call ETF

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at January 31, 2023 was $68,221,082.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$68,221,082	$—	$—	$68,221,082
Total Investments in Securities	$68,221,082	$—	$—	$68,221,082

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,780,890)	$—	$—	$(1,780,890)
Total Other Financial Instruments	$(1,780,890)	$—	$—	$(1,780,890)

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 103.1%(A)
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	284	$335,600
CHINA — 1.0%
Consumer Discretionary — 0.6%
JD.com ADR	2,733	162,696
Pinduoduo ADR *	2,638	258,471
		421,167
Information Technology — 0.4%
NXP Semiconductors	1,461	269,277
TOTAL CHINA		690,444
NETHERLANDS — 0.5%
Information Technology — 0.5%
ASML Holding, Cl G	498	329,098
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR	3,443	225,069
UNITED STATES — 100.8%
Communication Services — 17.1%
Activision Blizzard	4,415	338,056
Alphabet, Cl A *	26,912	2,659,982
Alphabet, Cl C *	26,903	2,686,803
Charter Communications, Cl A *	878	337,424
Comcast, Cl A	24,877	978,910
Electronic Arts	1,554	199,969
Meta Platforms, Cl A *	12,915	1,923,948
Netflix *	2,569	909,066
Sirius XM Holdings	21,844	126,477
T-Mobile US *	7,171	1,070,702
Warner Bros Discovery *	13,628	201,967
		11,433,304
Consumer Discretionary — 15.2%
Airbnb, Cl A *	2,244	249,331

Schedules of Investments (Unaudited)	January 31, 2023

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Amazon.com *	45,040	$4,644,975
Booking Holdings *	219	533,068
Dollar Tree *	1,245	186,974
eBay	3,050	150,975
Lucid Group *	9,373	109,570
Lululemon Athletica *	689	211,440
Marriott International, Cl A	1,785	310,911
O’Reilly Automotive *	353	279,700
Rivian Automotive, Cl A *	5,111	99,154
Ross Stores	1,956	231,180
Starbucks	6,642	724,908
Tesla *	13,978	2,421,269
		10,153,455
Consumer Staples — 6.3%
Costco Wholesale	2,548	1,302,385
Keurig Dr Pepper	7,986	281,746
Kraft Heinz	6,907	279,941
Mondelez International, Cl A	7,712	504,673
Monster Beverage *	2,943	306,307
PepsiCo	7,926	1,355,504
Walgreens Boots Alliance	4,867	179,398
		4,209,954
Energy — 0.5%
Baker Hughes, Cl A	5,636	178,887
Diamondback Energy	988	144,366
		323,253
Health Care — 6.5%
Align Technology *	438	118,142
Amgen	3,082	777,897
Biogen *	811	235,920
Dexcom *	2,177	233,135
Gilead Sciences	7,272	610,412
IDEXX Laboratories *	467	224,393
Illumina *	885	189,567
Intuitive Surgical *	1,996	490,397
Moderna *	2,169	381,874
Regeneron Pharmaceuticals *	605	458,874

Schedules of Investments (Unaudited)	January 31, 2023

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Seagen *	1,043	$145,478
Vertex Pharmaceuticals *	1,449	468,172
		4,334,261
Industrials — 3.8%
Cintas	572	253,819
Copart *	2,682	178,648
CoStar Group *	2,289	178,313
CSX	11,866	366,897
Fastenal	3,221	162,822
Honeywell International	3,885	809,945
Old Dominion Freight Line	622	207,275
PACCAR	1,958	214,029
Verisk Analytics, Cl A	880	159,975
		2,531,723
Information Technology — 50.1%
Adobe *	2,681	992,881
Advanced Micro Devices *	9,339	701,826
Analog Devices	2,876	493,148
ANSYS *	489	130,250
Apple	56,441	8,143,872
Applied Materials	4,859	541,730
Atlassian, Cl A *	834	134,791
Autodesk *	1,217	261,850
Automatic Data Processing	2,343	529,073
Broadcom	2,330	1,363,073
Cadence Design Systems *	1,547	282,838
Cisco Systems	23,665	1,151,776
Cognizant Technology Solutions, Cl A	2,892	193,041
Crowdstrike Holdings, Cl A *	1,226	129,833
Datadog, Cl A *	1,638	122,539
Enphase Energy *	765	169,356
Fiserv *	3,584	382,341
Fortinet *	4,401	230,348
GLOBALFOUNDRIES *	3,067	181,812
Intel	23,884	674,962
Intuit	1,627	687,684
KLA	800	313,984
Lam Research	770	385,077

Schedules of Investments (Unaudited)	January 31, 2023

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Marvell Technology	4,800	$207,120
Microchip Technology	3,099	240,544
Micron Technology	6,135	369,940
Microsoft	32,746	8,114,786
NVIDIA	14,110	2,756,671
Palo Alto Networks *	1,704	270,323
Paychex	2,031	235,312
PayPal Holdings *	6,438	524,633
QUALCOMM	6,478	862,934
Synopsys *	862	304,932
Texas Instruments	5,237	928,049
Workday, Cl A *	1,137	206,286
Zoom Video Communications, Cl A *	1,376	103,200
Zscaler *	807	100,197
		33,423,012
Utilities — 1.3%
American Electric Power	2,897	272,202
Constellation Energy	1,839	156,977
Exelon	5,600	236,264
Xcel Energy	3,082	211,949
		877,392
TOTAL UNITED STATES		67,286,354
TOTAL COMMON STOCK
(Cost $77,822,745)		68,866,565
TOTAL INVESTMENTS — 103.1%
(Cost $77,822,745)		$68,866,565

WRITTEN OPTIONS— (3.2)%
(Premiums Received $(958,325))		$(2,162,940)

Percentages are based on Net Assets of $66,788,678.

A list of the exchange traded option contracts held by the Fund at January 31, 2023, is as follows:

Schedules of Investments (Unaudited)	January 31, 2023

Global X Nasdaq 100® Covered Call & Growth ETF

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (3.2)%
Call Options
Nasdaq-100	(26)	$(29,705,000)	$11,425.00	02/17/23	$(1,975,740)
Nasdaq-100® Reduced-Value Index	(12)	(2,736,000)	2,280.00	02/17/23	(187,200)
Total Written Options		$(32,441,000)			$(2,162,940)

*	Non-income producing security.

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at January 31, 2023 was $68,866,565.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$68,866,565	$—	$—	$68,866,565
Total Investments in Securities	$68,866,565	$—	$—	$68,866,565

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(2,162,940)	$—	$—	$(2,162,940)
Total Other Financial Instruments	$(2,162,940)	$—	$—	$(2,162,940)

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 102.0%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	390	$71,881
UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	754	249,529
UNITED STATES — 101.4%
Communication Services — 8.0%
Activision Blizzard	1,072	82,083
Alphabet, Cl A *	9,068	896,281
Alphabet, Cl C *	8,049	803,854
AT&T	10,938	222,807
Charter Communications, Cl A *	174	66,870
Comcast, Cl A	6,575	258,726
DISH Network, Cl A *	386	5,555
Electronic Arts	389	50,057
Fox, Cl A	409	13,881
Fox, Cl B	196	6,213
Interpublic Group	582	21,220
Live Nation Entertainment *	193	15,535
Lumen Technologies	1,546	8,116
Match Group *	406	21,973
Meta Platforms, Cl A *	3,420	509,477
Netflix *	692	244,871
News, Cl A	582	11,791
News, Cl B	194	3,965
Omnicom Group	341	29,323
Paramount Global, Cl B	725	16,791
Take-Two Interactive Software *	248	28,081
T-Mobile US *	907	135,424
Verizon Communications	6,373	264,926
Walt Disney *	2,756	298,998
Warner Bros Discovery *	3,351	49,662
		4,066,480
Consumer Discretionary — 10.7%
Advance Auto Parts	68	10,355
Amazon.com *	13,480	1,390,192

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Aptiv *	389	$43,992
AutoZone *	24	58,532
Bath & Body Works	386	17,760
Best Buy	337	29,899
Booking Holdings *	49	119,271
BorgWarner	383	18,108
Caesars Entertainment *	318	16,555
CarMax *	258	18,176
Carnival *	1,338	14,477
Chipotle Mexican Grill, Cl A *	35	57,623
Darden Restaurants	194	28,706
Dollar General	346	80,826
Dollar Tree *	323	48,508
Domino’s Pizza	42	14,826
DR Horton	453	44,707
eBay	802	39,699
Etsy *	191	26,278
Expedia Group *	229	26,175
Ford Motor	5,883	79,479
Garmin	232	22,940
General Motors	2,160	84,931
Genuine Parts	215	36,081
Hasbro	195	11,538
Hilton Worldwide Holdings	422	61,228
Home Depot	1,552	503,112
Las Vegas Sands *	491	28,969
Lennar, Cl A	385	39,424
LKQ	390	22,994
Lowe’s	956	199,087
Marriott International, Cl A	418	72,807
McDonald’s	1,120	299,488
MGM Resorts International	485	20,084
Mohawk Industries *	69	8,284
Newell Brands	581	9,273
NIKE, Cl B	1,915	243,837
Norwegian Cruise Line Holdings *	572	8,700
NVR *	4	21,080
O’Reilly Automotive *	80	63,388
Pool	46	17,738

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
PulteGroup	388	$22,073
Ralph Lauren, Cl A	48	5,945
Ross Stores	527	62,286
Royal Caribbean Cruises *	326	21,171
Starbucks	1,762	192,305
Tapestry	390	17,772
Target	703	121,015
Tesla *	4,071	705,179
TJX	1,745	142,846
Tractor Supply	165	37,618
Ulta Beauty *	68	34,949
VF	469	14,511
Whirlpool	73	11,358
Wynn Resorts *	153	15,857
Yum! Brands	419	54,684
		5,418,696
Consumer Staples — 6.9%
Altria Group	2,685	120,932
Archer-Daniels-Midland	823	68,186
Brown-Forman, Cl B	260	17,311
Campbell Soup	290	15,060
Church & Dwight	386	31,212
Clorox	191	27,636
Coca-Cola	5,920	363,014
Colgate-Palmolive	1,257	93,684
Conagra Brands	773	28,748
Constellation Brands, Cl A	240	55,565
Costco Wholesale	689	352,176
Estee Lauder, Cl A	350	96,978
General Mills	897	70,289
Hershey	220	49,412
Hormel Foods	390	17,671
J M Smucker	158	24,142
Kellogg	388	26,609
Keurig Dr Pepper	1,318	46,499
Kimberly-Clark	509	66,175
Kraft Heinz	1,172	47,501
Kroger	1,010	45,076
Lamb Weston Holdings	196	19,579

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
McCormick	385	$28,921
Molson Coors Beverage, Cl B	283	14,880
Mondelez International, Cl A	2,054	134,414
Monster Beverage *	576	59,950
PepsiCo	2,097	358,629
Philip Morris International	2,346	244,547
Procter & Gamble	3,609	513,849
Sysco	769	59,567
Tyson Foods, Cl A	443	29,127
Walgreens Boots Alliance	1,072	39,514
Walmart	2,130	306,443
		3,473,296
Energy — 5.2%
APA	489	21,677
Baker Hughes, Cl A	1,485	47,134
Chevron	2,701	470,028
ConocoPhillips	1,906	232,284
Coterra Energy	1,163	29,110
Devon Energy	1,004	63,493
Diamondback Energy	262	38,283
EOG Resources	920	121,670
EQT	572	18,687
Exxon Mobil	6,272	727,615
Halliburton	1,363	56,183
Hess	426	63,968
Kinder Morgan	3,094	56,620
Marathon Oil	987	27,113
Marathon Petroleum	721	92,663
Occidental Petroleum	1,114	72,176
ONEOK	682	46,703
Phillips 66	723	72,495
Pioneer Natural Resources	359	82,696
Schlumberger	2,108	120,114
Targa Resources	350	26,257
Valero Energy	584	81,778
Williams	1,890	60,934
		2,629,681

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — 11.9%
Aflac	842	$61,887
Allstate	396	50,874
American Express	916	160,236
American International Group	1,132	71,565
Ameriprise Financial	165	57,770
Aon, Cl A	327	104,208
Arch Capital Group *	570	36,679
Arthur J Gallagher	335	65,566
Assurant	65	8,618
Bank of America	10,597	375,982
Bank of New York Mellon	1,096	55,425
Berkshire Hathaway, Cl B *	2,729	850,138
BlackRock, Cl A	220	167,026
Brown & Brown	368	21,550
Capital One Financial	595	70,805
Cboe Global Markets	154	18,924
Charles Schwab	2,342	181,318
Chubb	616	140,134
Cincinnati Financial	226	25,572
Citigroup	2,888	150,811
Citizens Financial Group	753	32,620
CME Group, Cl A	541	95,573
Comerica	194	14,222
Discover Financial Services	422	49,260
Everest Re Group	48	16,785
FactSet Research Systems	44	18,609
Fifth Third Bancorp	1,001	36,326
First Republic Bank	258	36,347
Franklin Resources	388	12,106
Globe Life	157	18,973
Goldman Sachs Group	525	192,050
Hartford Financial Services Group	490	38,029
Huntington Bancshares	2,220	33,677
Intercontinental Exchange	821	88,299
Invesco	623	11,532
JPMorgan Chase	4,450	622,822
KeyCorp	1,492	28,631
Lincoln National	208	7,369
Loews	328	20,165

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
M&T Bank	255	$39,780
MarketAxess Holdings	42	15,282
Marsh & McLennan	748	130,833
MetLife	1,001	73,093
Moody’s	236	76,169
Morgan Stanley	1,988	193,492
MSCI, Cl A	133	70,697
Nasdaq	509	30,637
Northern Trust	316	30,643
PNC Financial Services Group	605	100,085
Principal Financial Group	346	32,022
Progressive	917	125,033
Prudential Financial	555	58,242
Raymond James Financial	301	33,944
Regions Financial	1,365	32,132
S&P Global	519	194,594
Signature Bank NY	78	10,058
State Street	578	52,789
SVB Financial Group *	67	20,263
Synchrony Financial	712	26,152
T Rowe Price Group	340	39,600
Travelers	357	68,230
Truist Financial	1,968	97,200
US Bancorp	2,026	100,895
W R Berkley	312	21,884
Wells Fargo	5,784	271,096
Willis Towers Watson	166	42,196
Zions Bancorp	199	10,579
		6,046,103
Health Care — 15.0%
Abbott Laboratories	2,656	293,621
AbbVie	2,687	397,004
Agilent Technologies	450	68,436
Align Technology *	118	31,828
AmerisourceBergen	233	39,368
Amgen	811	204,696
Baxter International	767	35,044
Becton Dickinson	429	108,202
Biogen *	211	61,380

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bio-Rad Laboratories, Cl A *	26	$12,154
Bio-Techne	208	16,569
Boston Scientific *	2,127	98,374
Bristol-Myers Squibb	3,236	235,095
Cardinal Health	384	29,664
Catalent *	259	13,869
Centene *	854	65,109
Charles River Laboratories International *	59	14,352
Cigna	453	143,452
Cooper	55	19,191
CVS Health	2,005	176,881
Danaher	989	261,472
DaVita *	68	5,603
DENTSPLY SIRONA	377	13,885
Dexcom *	602	64,468
Edwards Lifesciences *	926	71,024
Elevance Health	366	182,996
Eli Lilly	1,190	409,539
GE HealthCare Technologies *	550	38,236
Gilead Sciences	1,932	162,172
HCA Healthcare	329	83,918
Henry Schein *	196	16,885
Hologic *	388	31,572
Humana	193	98,758
IDEXX Laboratories *	135	64,868
Illumina *	235	50,337
Incyte *	283	24,095
Intuitive Surgical *	539	132,427
IQVIA Holdings *	276	63,317
Johnson & Johnson	3,983	650,902
Laboratory Corp of America Holdings	141	35,549
McKesson	214	81,038
Medtronic	2,063	172,652
Merck	3,850	413,529
Mettler-Toledo International *	29	44,455
Moderna *	521	91,727
Molina Healthcare *	76	23,699
Organon	385	11,600
PerkinElmer	192	26,406

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Pfizer	8,516	$376,067
Quest Diagnostics	173	25,687
Regeneron Pharmaceuticals *	171	129,698
ResMed	221	50,470
STERIS	161	33,248
Stryker	532	135,027
Teleflex	51	12,414
Thermo Fisher Scientific	592	337,635
UnitedHealth Group	1,407	702,360
Universal Health Services, Cl B	114	16,896
Vertex Pharmaceuticals *	383	123,747
Viatris, Cl W	1,920	23,347
Waters *	79	25,958
West Pharmaceutical Services	123	32,669
Zimmer Biomet Holdings	320	40,749
Zoetis, Cl A	708	117,167
		7,574,557
Industrials — 8.5%
3M	828	95,286
A O Smith	194	13,134
Alaska Air Group *	194	9,960
Allegion	153	17,985
American Airlines Group *	959	15,478
AMETEK	346	50,142
Boeing *	847	180,411
Carrier Global	1,260	57,368
Caterpillar	785	198,048
CH Robinson Worldwide	194	19,433
Cintas	139	61,680
Copart *	615	40,965
CoStar Group *	583	45,416
CSX	3,223	99,655
Cummins	216	53,901
Deere	411	173,787
Delta Air Lines *	960	37,536
Dover	217	32,947
Eaton	590	95,704
Emerson Electric	891	80,386
Equifax	192	42,662

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Expeditors International of Washington	232	$25,091
Fastenal	872	44,080
FedEx	357	69,208
Fortive	570	38,777
Generac Holdings *	116	13,990
General Dynamics	348	81,105
General Electric	1,650	132,792
Honeywell International	1,021	212,858
Howmet Aerospace	582	23,682
Huntington Ingalls Industries	45	9,924
IDEX	122	29,241
Illinois Tool Works	414	97,721
Ingersoll Rand	580	32,480
Jacobs Solutions	194	23,969
JB Hunt Transport Services	145	27,412
Johnson Controls International	1,002	69,709
L3Harris Technologies	309	66,379
Leidos Holdings	194	19,175
Lockheed Martin	357	165,384
Masco	332	17,662
Nordson	65	15,815
Norfolk Southern	357	87,754
Northrop Grumman	213	95,433
Old Dominion Freight Line	144	47,987
Otis Worldwide	610	50,160
PACCAR	524	57,278
Parker-Hannifin	192	62,592
Pentair	198	10,965
Quanta Services	217	33,025
Raytheon Technologies	2,245	224,163
Republic Services, Cl A	335	41,815
Robert Half International	192	16,120
Rockwell Automation	174	49,073
Rollins	385	14,014
Snap-On	65	16,167
Southwest Airlines	884	31,621
Stanley Black & Decker	220	19,648
Textron	312	22,729
Trane Technologies	349	62,513

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
TransDigm Group	68	$48,807
Union Pacific	937	191,326
United Airlines Holdings *	531	25,998
United Parcel Service, Cl B	1,129	209,125
United Rentals	119	52,473
Verisk Analytics, Cl A	235	42,721
Waste Management	562	86,958
Westinghouse Air Brake Technologies	268	27,821
WW Grainger	59	34,779
Xylem	265	27,563
		4,328,966
Information Technology — 26.9%
Accenture, Cl A	958	267,330
Adobe *	717	265,534
Advanced Micro Devices *	2,490	187,124
Akamai Technologies *	239	21,259
Amphenol, Cl A	894	71,314
Analog Devices	774	132,718
ANSYS *	137	36,491
Apple	22,715	3,277,547
Applied Materials	1,317	146,832
Arista Networks *	381	48,014
Autodesk *	331	71,218
Automatic Data Processing	614	138,647
Broadcom	613	358,611
Broadridge Financial Solutions	192	28,869
Cadence Design Systems *	419	76,606
CDW	194	38,030
Ceridian HCM Holding *	197	14,239
Cisco Systems	6,222	302,825
Cognizant Technology Solutions, Cl A	769	51,331
Corning	1,156	40,009
DXC Technology *	388	11,147
Enphase Energy *	207	45,826
EPAM Systems *	75	24,949
F5 *	74	10,927
Fidelity National Information Services	911	68,361
First Solar *	168	29,837
Fiserv *	953	101,666

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
FleetCor Technologies *	121	$25,266
Fortinet *	966	50,560
Gartner *	130	43,958
Gen Digital	964	22,182
Global Payments	418	47,117
Hewlett Packard Enterprise	2,071	33,405
HP	1,340	39,048
Intel	6,361	179,762
International Business Machines	1,384	186,466
Intuit	416	175,831
Jack Henry & Associates	118	21,251
Juniper Networks	478	15,439
Keysight Technologies *	266	47,707
KLA	214	83,991
Lam Research	207	103,521
Mastercard, Cl A	1,299	481,409
Microchip Technology	811	62,950
Micron Technology	1,655	99,797
Microsoft	11,329	2,807,440
Monolithic Power Systems	54	23,034
Motorola Solutions	244	62,710
NetApp	359	23,777
NVIDIA	3,793	741,038
ON Semiconductor *	662	48,624
Oracle	2,356	208,412
Paychex	490	56,771
Paycom Software *	64	20,732
PayPal Holdings *	1,726	140,652
PTC *	158	21,311
Qorvo *	154	16,734
QUALCOMM	1,727	230,054
Roper Technologies	163	69,560
Salesforce *	1,522	255,650
Seagate Technology Holdings	307	20,809
ServiceNow *	326	148,372
Skyworks Solutions	221	24,237
SolarEdge Technologies *	64	20,424
Synopsys *	228	80,655
TE Connectivity	498	63,321

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Teledyne Technologies *	62	$26,304
Teradyne	239	24,306
Texas Instruments	1,363	241,537
Trimble *	386	22,411
Tyler Technologies *	50	16,139
VeriSign *	145	31,617
Visa, Cl A	2,487	572,532
Western Digital *	514	22,590
Zebra Technologies, Cl A *	68	21,500
		13,650,174
Materials — 2.4%
Air Products & Chemicals	352	112,820
Albemarle	174	48,972
Amcor	2,438	29,402
Avery Dennison	129	24,438
Ball	481	28,013
Celanese, Cl A	176	21,683
CF Industries Holdings	306	25,918
Corteva	1,076	69,348
Dow	1,076	63,861
DuPont de Nemours	772	57,089
Eastman Chemical	194	17,105
Ecolab	383	59,300
FMC	194	25,827
Freeport-McMoRan	2,115	94,371
International Flavors & Fragrances	386	43,410
International Paper	582	24,339
LyondellBasell Industries, Cl A	388	37,516
Martin Marietta Materials	82	29,490
Mosaic	514	25,464
Newmont	1,219	64,522
Nucor	388	65,580
Packaging Corp of America	160	22,832
PPG Industries	352	45,880
Sealed Air	196	10,733
Sherwin-Williams	358	84,699
Steel Dynamics	243	29,316
Vulcan Materials	194	35,566

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Westrock	389	$15,264
		1,212,758
Real Estate — 2.9%
Alexandria Real Estate Equities ‡	221	35,523
American Tower ‡	728	162,628
AvalonBay Communities ‡	215	38,150
Boston Properties ‡	195	14,535
Camden Property Trust ‡	177	21,808
CBRE Group, Cl A *	455	38,907
Crown Castle ‡	634	93,902
Digital Realty Trust ‡	438	50,204
Equinix ‡	149	109,981
Equity Residential ‡	548	34,880
Essex Property Trust ‡	109	24,642
Extra Space Storage ‡	194	30,619
Federal Realty Investment Trust ‡	127	14,164
Healthpeak Properties ‡	789	21,682
Host Hotels & Resorts ‡	1,158	21,828
Invitation Homes ‡	863	28,047
Iron Mountain ‡	391	21,341
Kimco Realty ‡	906	20,349
Mid-America Apartment Communities ‡	172	28,676
ProLogis ‡	1,410	182,285
Public Storage ‡	228	69,389
Realty Income ‡	949	64,371
Regency Centers ‡	196	13,059
SBA Communications, Cl A ‡	173	51,473
Simon Property Group ‡	499	64,101
UDR ‡	400	17,036
Ventas ‡	580	30,050
VICI Properties, Cl A ‡	1,515	51,783
Welltower ‡	703	52,753
Weyerhaeuser ‡	1,162	40,008
		1,448,174
Utilities — 3.0%
AES	1,063	29,137
Alliant Energy	387	20,910
Ameren	386	33,532

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
American Electric Power	771	$72,443
American Water Works	264	41,313
Atmos Energy	190	22,332
CenterPoint Energy	960	28,915
CMS Energy	391	24,707
Consolidated Edison	532	50,705
Constellation Energy	496	42,338
Dominion Energy	1,252	79,677
DTE Energy	317	36,889
Duke Energy	1,148	117,613
Edison International	573	39,480
Entergy	311	33,675
Evergy	385	24,120
Eversource Energy	513	42,235
Exelon	1,540	64,973
FirstEnergy	791	32,391
NextEra Energy	3,028	225,980
NiSource	583	16,178
NRG Energy	386	13,209
PG&E *	2,481	39,448
Pinnacle West Capital	192	14,314
PPL	1,171	34,662
Public Service Enterprise Group	774	47,934
Sempra Energy	474	75,996
Southern	1,695	114,718
WEC Energy Group	481	45,209
Xcel Energy	793	54,535
		1,519,568
TOTAL UNITED STATES		51,368,453
TOTAL COMMON STOCK
(Cost $54,920,776)		51,689,863
TOTAL INVESTMENTS — 102.0%
(Cost $54,920,776)		$51,689,863

WRITTEN OPTIONS— (2.3)%
(Premiums Received $(617,971))		$(1,152,746)

Percentages are based on Net Assets of $50,671,306.

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Covered Call & Growth ETF

A list of the exchange traded option contracts held by the Fund at January 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.3)%
Call Options
Mini-SPX Index	(33)	$(1,293,600)	$392.00	02/17/23	$(59,846)
S&P 500 Index	(60)	(23,520,000)	3,920.00	02/17/23	(1,092,900)
Total Written Options		$(24,813,600)			$(1,152,746)

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at January 31, 2023 was $51,689,863.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$51,689,863	$—	$—	$51,689,863
Total Investments in Securities	$51,689,863	$—	$—	$51,689,863

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,152,746)	$—	$—	$(1,152,746)
Total Other Financial Instruments	$(1,152,746)	$—	$—	$(1,152,746)

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 102.4%(A)
Vanguard Russell 2000 ETF
(Cost $2,481,615)	34,935	$2,698,729
TOTAL INVESTMENTS — 102.4%
(Cost $2,481,615)		$2,698,729

WRITTEN OPTIONS— (2.5)%
(Premiums Received $(32,743))		$(66,665)

Percentages are based on Net Assets of $2,634,465.

A list of the exchange traded option contracts held by the Fund at January 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.5)%
Call Options
Cboe Mini-Russell 2000 Index	(9)	$(166,500)	$185.00	02/17/23	$(8,825)
Russell 2000 Index	(6)	(1,110,000)	1,850.00	02/17/23	(57,840)
Total Written Options		$(1,276,500)			$(66,665)

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at January 31, 2023 was $2,698,729.

Schedules of Investments (Unaudited)	January 31, 2023

Global X Russell 2000 Covered Call & Growth ETF

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$2,698,729	$—	$—	$2,698,729
Total Investments in Securities	$2,698,729	$—	$—	$2,698,729

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(66,665)	$—	$—	$(66,665)
Total Other Financial Instruments	$(66,665)	$—	$—	$(66,665)

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X Financials Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 56.6%(A)
Financial Select Sector SPDR Fund
(Cost $1,400,931)	39,524	$1,444,997

COMMON STOCK — 45.8%(A)
UNITED STATES — 45.8%
Financials — 45.8%
Aflac	170	12,495
Allstate	80	10,278
American Express	176	30,788
American International Group	220	13,908
Ameriprise Financial	30	10,504
Aon, Cl A	60	19,121
Arch Capital Group *	110	7,078
Arthur J Gallagher	60	11,743
Assurant	16	2,121
Bank of America	2,050	72,734
Bank of New York Mellon	210	10,620
Berkshire Hathaway, Cl B *	529	164,794
BlackRock, Cl A	44	33,405
Brown & Brown	70	4,099
Capital One Financial	110	13,090
Cboe Global Markets	30	3,686
Charles Schwab	449	34,762
Chubb	120	27,299
Cincinnati Financial	50	5,658
Citigroup	560	29,243
Citizens Financial Group	140	6,065
CME Group, Cl A	104	18,373
Comerica	40	2,932
Discover Financial Services	80	9,338
Everest Re Group	10	3,497
FactSet Research Systems	10	4,229
Fifth Third Bancorp	200	7,258
First Republic Bank	50	7,044
Franklin Resources	80	2,496
Globe Life	30	3,626
Goldman Sachs Group	100	36,581
Hartford Financial Services Group	90	6,985
Huntington Bancshares	420	6,371

Schedules of Investments (Unaudited)	January 31, 2023

Global X Financials Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Intercontinental Exchange	160	$17,208
Invesco	130	2,406
JPMorgan Chase	862	120,646
KeyCorp	270	5,181
Lincoln National	40	1,417
Loews	60	3,689
M&T Bank	50	7,800
MarketAxess Holdings	10	3,639
Marsh & McLennan	144	25,187
MetLife	190	13,874
Moody’s	46	14,847
Morgan Stanley	390	37,959
MSCI, Cl A	23	12,226
Nasdaq	100	6,019
Northern Trust	60	5,818
PNC Financial Services Group	120	19,852
Principal Financial Group	70	6,479
Progressive	170	23,180
Prudential Financial	110	11,543
Raymond James Financial	60	6,766
Regions Financial	270	6,356
S&P Global	98	36,744
Signature Bank NY	20	2,579
State Street	110	10,046
SVB Financial Group *	18	5,444
Synchrony Financial	140	5,142
T Rowe Price Group	70	8,153
Travelers	70	13,378
Truist Financial	380	18,768
US Bancorp	390	19,422
W R Berkley	60	4,208
Wells Fargo	1,120	52,494
Willis Towers Watson	30	7,626

Schedules of Investments (Unaudited)	January 31, 2023

Global X Financials Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Zions Bancorp	40	$2,126
TOTAL UNITED STATES		1,170,443
TOTAL COMMON STOCK
(Cost $1,133,520)		1,170,443
TOTAL INVESTMENTS — 102.4%
(Cost $2,534,451)		$2,615,440

WRITTEN OPTIONS— (2.5)%
(Premiums Received $(26,918))		$(63,902)

Percentages are based on Net Assets of $2,553,890.

A list of the exchange traded option contracts held by the Fund at January 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.5)%
Call Options
The Financial Select Sector SPDR® Fund	(359)	$(1,256,500)	$35.00	02/17/23	$(63,902)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at January 31, 2023 was $2,615,440.

Schedules of Investments (Unaudited)	January 31, 2023

Global X Financials Covered Call & Growth ETF

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,444,997	$—	$—	$1,444,997
Common Stock	1,170,443	—	—	1,170,443
Total Investments in Securities	$2,615,440	$—	$—	$2,615,440

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(63,902)	$—	$—	$(63,902)
Total Other Financial Instruments	$(63,902)	$—	$—	$(63,902)

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X Health Care Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 55.2%(A)
Health Care Select Sector SPDR Fund
(Cost $1,389,409)	10,322	$1,376,542

COMMON STOCK — 45.5%(A)
UNITED STATES — 45.5%
Health Care — 45.5%
Abbott Laboratories	399	44,109
AbbVie	399	58,952
Agilent Technologies	67	10,189
Align Technology *	17	4,585
AmerisourceBergen	36	6,083
Amgen	122	30,793
Baxter International	110	5,026
Becton Dickinson	64	16,142
Biogen *	33	9,600
Bio-Rad Laboratories, Cl A *	5	2,337
Bio-Techne	36	2,868
Boston Scientific *	320	14,800
Bristol-Myers Squibb	487	35,381
Cardinal Health	60	4,635
Catalent *	40	2,142
Centene *	130	9,911
Charles River Laboratories International *	10	2,432
Cigna	70	22,167
Cooper	10	3,489
CVS Health	296	26,113
Danaher	150	39,657
DaVita *	10	824
DENTSPLY SIRONA	50	1,842
Dexcom *	90	9,638
Edwards Lifesciences *	140	10,738
Elevance Health	54	26,999
Eli Lilly	180	61,947
GE HealthCare Technologies *	83	5,770
Gilead Sciences	287	24,091
HCA Healthcare	48	12,243
Henry Schein *	30	2,585
Hologic *	60	4,882
Humana	29	14,839

Schedules of Investments (Unaudited)	January 31, 2023

Global X Health Care Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
IDEXX Laboratories *	19	$9,130
Illumina *	36	7,711
Incyte *	40	3,406
Intuitive Surgical *	80	19,655
IQVIA Holdings *	43	9,865
Johnson & Johnson	590	96,418
Laboratory Corp of America Holdings	20	5,042
McKesson	32	12,118
Medtronic	300	25,107
Merck	572	61,439
Mettler-Toledo International *	5	7,665
Moderna *	76	13,381
Molina Healthcare *	13	4,054
Organon	60	1,808
PerkinElmer	30	4,126
Pfizer	1,267	55,951
Quest Diagnostics	26	3,860
Regeneron Pharmaceuticals *	24	18,203
ResMed	33	7,536
STERIS	23	4,750
Stryker	76	19,290
Teleflex	10	2,434
Thermo Fisher Scientific	89	50,759
UnitedHealth Group	211	105,329
Universal Health Services, Cl B	15	2,223
Vertex Pharmaceuticals *	58	18,740
Viatris, Cl W *	270	3,283
Waters *	13	4,272
West Pharmaceutical Services	17	4,515
Zimmer Biomet Holdings	50	6,367
Zoetis, Cl A	105	17,376
TOTAL UNITED STATES		1,133,622
TOTAL COMMON STOCK
(Cost $1,143,392)		1,133,622
TOTAL INVESTMENTS — 100.7%
(Cost $2,532,801)		$2,510,164

Schedules of Investments (Unaudited)	January 31, 2023

Global X Health Care Covered Call & Growth ETF

Value
WRITTEN OPTIONS— (0.7)%
(Premiums Received $(27,548))	$(18,667)

Percentages are based on Net Assets of $2,492,803.

A list of the exchange traded option contracts held by the Fund at January 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.7)%
Call Options
The Health Care Select Sector SPDR® Fund	(95)	$(1,263,500)	$133.00	02/17/23	$(18,667)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at January 31, 2023 was $2,510,164.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,376,542	$—	$—	$1,376,542
Common Stock	1,133,622	—	—	1,133,622
Total Investments in Securities	$2,510,164	$—	$—	$2,510,164

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(18,667)	$—	$—	$(18,667)
Total Other Financial Instruments	$(18,667)	$—	$—	$(18,667)

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X Information Technology Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 57.1%(A)
Technology Select Sector SPDR Fund
(Cost $1,414,682)	10,833	$1,472,855

COMMON STOCK — 46.3%(A)
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	35	6,451
UNITED STATES — 46.1%
Information Technology — 46.1%
Accenture, Cl A	85	23,719
Adobe *	63	23,331
Advanced Micro Devices *	218	16,383
Akamai Technologies *	20	1,779
Amphenol, Cl A	80	6,382
Analog Devices	70	12,003
ANSYS *	12	3,196
Apple	1,858	268,091
Applied Materials	120	13,379
Arista Networks *	34	4,285
Autodesk *	30	6,455
Automatic Data Processing	56	12,645
Broadcom	55	32,176
Broadridge Financial Solutions	20	3,007
Cadence Design Systems *	40	7,313
CDW	20	3,921
Ceridian HCM Holding *	20	1,446
Cisco Systems	550	26,768
Cognizant Technology Solutions, Cl A	70	4,672
Corning	100	3,461
DXC Technology *	30	862
Enphase Energy *	20	4,428
EPAM Systems *	8	2,661
F5 *	10	1,477
Fidelity National Information Services	80	6,003
First Solar *	13	2,309
Fiserv *	90	9,601
FleetCor Technologies *	10	2,088
Fortinet *	90	4,711

Schedules of Investments (Unaudited)	January 31, 2023

Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Gartner *	10	$3,381
Gen Digital	80	1,841
Global Payments	40	4,509
Hewlett Packard Enterprise	170	2,742
HP	120	3,497
Intel	550	15,543
International Business Machines	120	16,168
Intuit	38	16,061
Jack Henry & Associates	10	1,801
Juniper Networks	40	1,292
Keysight Technologies *	24	4,304
KLA	20	7,850
Lam Research	19	9,502
Mastercard, Cl A	114	42,248
Microchip Technology	70	5,433
Micron Technology	150	9,045
Microsoft	1,007	249,545
Monolithic Power Systems	6	2,559
Motorola Solutions	22	5,654
NetApp	30	1,987
NVIDIA	335	65,449
ON Semiconductor *	60	4,407
Oracle	208	18,400
Paychex	40	4,634
Paycom Software *	7	2,268
PayPal Holdings *	150	12,223
PTC *	10	1,349
Qorvo *	10	1,087
QUALCOMM	150	19,981
Roper Technologies	14	5,974
Salesforce *	135	22,676
Seagate Technology Holdings	30	2,033
ServiceNow *	28	12,744
Skyworks Solutions	20	2,193
SolarEdge Technologies *	8	2,553
Synopsys *	20	7,075
TE Connectivity	40	5,086
Teledyne Technologies *	6	2,546
Teradyne	20	2,034

Schedules of Investments (Unaudited)	January 31, 2023

Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Texas Instruments	120	$21,265
Trimble *	30	1,742
Tyler Technologies *	6	1,937
VeriSign *	10	2,180
Visa, Cl A	220	50,646
Western Digital *	40	1,758
Zebra Technologies, Cl A *	7	2,213
TOTAL UNITED STATES		1,189,967
TOTAL COMMON STOCK
(Cost $1,146,570)		1,196,418
TOTAL INVESTMENTS — 103.4%
(Cost $2,561,252)		$2,669,273

WRITTEN OPTIONS— (3.5)%
(Premiums Received $(40,373))		$(89,915)

Percentages are based on Net Assets of $2,581,037.

A list of the exchange traded option contracts held by the Fund at October 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (3.5)%
Call Options
The Technology Select Sector SPDR® Fund	(98)	$(1,254,400)	$128.00	02/17/23	$(89,915)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at January 31, 2023 was $2,669,273.

Schedules of Investments (Unaudited)	January 31, 2023

Global X Information Technology Covered Call & Growth ETF

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,472,855	$—	$—	$1,472,855
Common Stock	1,196,418	—	—	1,196,418
Total Investments in Securities	$2,669,273	$—	$—	$2,669,273

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(89,915)	$—	$—	$(89,915)
Total Other Financial Instruments	$(89,915)	$—	$—	$(89,915)

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.7%
UNITED STATES— 99.7%
Communication Services — 4.7%
Paramount Global, 5.750% *	88,034	$2,891,036
Telephone and Data Systems, 6.625%	154,219	2,984,138
Telephone and Data Systems, 6.000%	255,508	4,425,399
		10,300,573
Consumer Discretionary — 2.3%
Qurate Retail, 8.000%	109,864	5,174,595
Financials — 78.5%
AGNC Investment, 9.903%, ICE LIBOR USD 3 Month + 5.111% ‡,(A)	111,619	2,817,264
AGNC Investment, 6.500%, ICE LIBOR USD 3 Month + 4.993% ‡,(A)	142,793	3,198,563
AGNC Investment, 6.125%, ICE LIBOR USD 3 Month + 4.697% ‡,(A)	201,620	4,354,992
Allstate, 5.625%	197,161	4,850,161
American International Group, 5.850%	174,519	4,425,802
Annaly Capital Management, 9.723%, ICE LIBOR USD 3 Month + 4.993% ‡,(A)	229,398	5,700,540
Annaly Capital Management, 6.750%, ICE LIBOR USD 3 Month + 4.989% ‡,(A)	141,503	3,289,945
Annaly Capital Management, 6.500%, ICE LIBOR USD 3 Month + 4.172% ‡,(A) (B)	138,489	3,327,891
Athene Holding, 6.350%, ICE LIBOR USD 3 Month + 4.253% (A)	298,747	7,609,086
Athene Holding, 4.875%	202,888	4,059,789
Bank of America, 6.000%	288,404	7,250,477
Bank of America, 5.875%	184,351	4,645,645
Brighthouse Financial, 5.375%	199,958	4,059,147
Capital One Financial, 5.000%	268,931	5,886,900
Capital One Financial, 4.800% (B)	222,054	4,618,723
Capital One Financial, 4.375%	120,638	2,305,392
Charles Schwab, 5.950%	257,343	6,472,176
Citigroup, Ser J, 7.125%, ICE LIBOR USD 3 Month + 4.040% (A)	86,690	2,205,394
Citigroup, 6.875%, ICE LIBOR USD 3 Month + 4.130% (A)	137,344	3,502,272
Citigroup Capital XIII, 11.172%, ICE LIBOR USD 3 Month + 6.370% (A)	203,204	5,836,019
Citizens Financial Group, 5.000%	156,976	3,477,018

Schedules of Investments (Unaudited)	January 31, 2023

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Fifth Third Bancorp, 6.625%, ICE LIBOR USD 3 Month + 3.710% (A) (B)	156,954	$3,919,141
Goldman Sachs Group, 6.375%, ICE LIBOR USD 3 Month + 3.550% (A)	240,347	6,220,180
JPMorgan Chase, 6.000% (B)	453,106	11,549,672
KeyCorp, 6.200%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.132% (A)	202,463	5,189,127
Morgan Stanley, Ser E, 7.125%, ICE LIBOR USD 3 Month + 4.320% (A) (B)	144,587	3,678,293
Morgan Stanley, Ser F, 6.875%, ICE LIBOR USD 3 Month + 3.940% (A)	140,567	3,545,100
Morgan Stanley, 6.500% (B)	165,982	4,322,171
PacWest Bancorp, 7.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.820% (A)	176,213	4,560,392
Regions Financial, Ser B, 6.375%, ICE LIBOR USD 3 Month + 3.536% (A)	176,623	4,604,562
Rithm Capital, 7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.223% ‡,(A)	167,373	3,541,613
Signature Bank NY, 5.000%	255,394	4,842,270
State Street, 5.900%, ICE LIBOR USD 3 Month + 3.108% (A)	262,148	6,679,531
Synchrony Financial, 5.625%	258,632	5,123,500
Wells Fargo, 6.625%, ICE LIBOR USD 3 Month + 3.690% (A)	117,895	2,988,638
Wells Fargo, 5.850%, ICE LIBOR USD 3 Month + 3.090% (A)	235,867	5,759,872
Wells Fargo, 4.700%	163,412	3,526,431
		173,943,689
Health Care — 5.5%
Becton Dickinson, 6.000%	241,175	12,145,573
Industrials — 2.7%
Clarivate, 5.250%	123,378	5,978,898
Utilities — 6.0%
Duke Energy, 5.750%	345,137	8,897,632

Schedules of Investments (Unaudited)	January 31, 2023

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
NiSource, 6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.632% (A)	172,615	$4,406,861
		13,304,493
TOTAL UNITED STATES		220,847,821
TOTAL PREFERRED STOCK
(Cost $234,504,349)		220,847,821

SHORT-TERM INVESTMENT(C)(D) — 1.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.240%
(Cost $2,221,585)	2,221,585	2,221,585

	Face Amount
REPURCHASE AGREEMENT(C) — 3.4%
BNP Paribas
4.210%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $7,556,730 (collateralized by various U.S. Treasury Obligations, ranging in par value $466,798 - $574,860, 1.000% - 2.125%, 12/15/2024 - 05/15/2025, with a total market value of $7,697,046)
(Cost $7,555,846)	$7,555,846	7,555,846
TOTAL INVESTMENTS — 104.1%
(Cost $244,281,780)		$230,625,252

Percentages are based on Net Assets of $221,536,914.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	This security or a partial position of this security is on loan at January 31, 2023.
(C)	Security was purchased with cash collateral held from securities on loan.

Schedules of Investments (Unaudited)	January 31, 2023

Global X SuperIncome™ Preferred ETF

(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2023.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$167,382,712	$53,465,109	$—	$220,847,821
Short-Term Investment	2,221,585	—	—	2,221,585
Repurchase Agreement	—	7,555,846	—	7,555,846
Total Investments in Securities	$169,604,297	$61,020,955	$—	$230,625,252

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — 94.3%
AUSTRIA — 6.1%
Utilities — 6.1%
Verbund	65,586	$5,559,464
BRAZIL — 11.0%
Utilities — 11.0%
AES Brasil Energia	313,796	622,483
Centrais Eletricas Brasileiras	695,255	5,550,897
Engie Brasil Energia	420,484	3,249,771
Omega Energia *	331,062	574,154
TOTAL BRAZIL		9,997,305
CANADA — 8.2%
Utilities — 8.2%
Boralex, Cl A	53,100	1,481,555
Innergex Renewable Energy	105,435	1,250,033
Northland Power	126,938	3,399,981
TransAlta Renewables (A)	137,861	1,264,600
TOTAL CANADA		7,396,169
CHINA — 4.7%
Utilities — 4.7%
China Datang Renewable Power, Cl H	1,284,200	422,685
China Longyuan Power Group, Cl H	1,724,200	2,371,214
Xinyi Energy Holdings	3,839,600	1,410,726
TOTAL CHINA		4,204,625
DENMARK — 6.0%
Utilities — 6.0%
Orsted	61,762	5,455,051
FRANCE — 2.4%
Utilities — 2.4%
Neoen	59,239	2,208,668
GERMANY — 4.0%
Energy — 2.3%
VERBIO Vereinigte BioEnergie	32,749	2,059,328

Schedules of Investments (Unaudited)	January 31, 2023

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.7%
Encavis	83,146	$1,598,770
TOTAL GERMANY		3,658,098
GREECE — 1.4%
Utilities — 1.4%
Terna Energy	59,797	1,298,848
INDIA — 1.0%
Utilities — 1.0%
ReNew Energy Global, Cl A *	145,540	873,240
ISRAEL — 2.2%
Utilities — 2.2%
Energix-Renewable Energies	281,079	923,251
Enlight Renewable Energy *	52,148	1,076,182
TOTAL ISRAEL		1,999,433
ITALY — 2.6%
Utilities — 2.6%
ERG	77,662	2,332,972
JAPAN — 1.6%
Utilities — 1.6%
RENOVA *	40,732	704,106
West Holdings	23,824	708,977
TOTAL JAPAN		1,413,083
NEW ZEALAND — 10.4%
Utilities — 10.4%
Contact Energy	403,928	2,025,657
Mercury NZ	715,034	2,770,232
Meridian Energy	1,332,197	4,588,765
TOTAL NEW ZEALAND		9,384,654
PORTUGAL — 0.7%
Utilities — 0.7%
Greenvolt-Energias Renovaveis *	71,635	598,274

Schedules of Investments (Unaudited)	January 31, 2023

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA — 0.0%
Utilities — 0.0%
RusHydro PJSC (B)	271,804,543	$39
SOUTH AFRICA — 0.7%
Utilities — 0.7%
Scatec	81,575	660,718
SPAIN — 9.1%
Utilities — 9.1%
Atlantica Sustainable Infrastructure	58,879	1,614,462
EDP Renovaveis	246,306	5,335,288
Solaria Energia y Medio Ambiente *	64,490	1,315,687
TOTAL SPAIN		8,265,437
THAILAND — 7.3%
Utilities — 7.3%
Absolute Clean Energy NVDR	5,216,556	407,716
BCPG NVDR	1,484,640	443,008
Energy Absolute NVDR	1,925,265	5,044,999
Gunkul Engineering NVDR	4,567,440	689,060
TOTAL THAILAND		6,584,783
UNITED KINGDOM — 1.8%
Utilities — 1.8%
Drax Group	206,724	1,644,060
UNITED STATES — 13.1%
Energy — 2.0%
Enviva	34,557	1,571,653
Gevo *	126,392	267,951
		1,839,604
Industrials — 3.2%
Sunrun *	110,062	2,892,429
Utilities — 7.9%
NextEra Energy Partners	44,700	3,276,510
Ormat Technologies	28,945	2,678,860

Schedules of Investments (Unaudited)	January 31, 2023

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Sunnova Energy International *	59,255	$1,154,287
		7,109,657
TOTAL UNITED STATES		11,841,690
TOTAL COMMON STOCK
(Cost $110,442,016)		85,376,611

MASTER LIMITED PARTNERSHIP — 4.5%
CANADA— 4.5%
Utilities — 4.5%
Brookfield Renewable Partners, Cl A
(Cost $3,941,995)	142,336	4,133,488

EXCHANGE TRADED FUND — 1.0%
iShares MSCI Turkey ETF
(Cost $895,092)	26,400	894,960

SHORT-TERM INVESTMENT(C)(D) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.240%
(Cost $94,908)	94,908	94,908

	Face Amount
REPURCHASE AGREEMENT(C) — 0.4%
BNP Paribas
4.210%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $322,830 (collateralized by various U.S. Treasury Obligations, ranging in par value $19,942 - $24,558, 1.000% - 2.125%, 12/15/2024 - 05/15/2025, with a total market value of $328,821)
(Cost $322,792)	$322,792	322,792
TOTAL INVESTMENTS — 100.3%
(Cost $115,696,803)		$90,822,759

Percentages are based on Net Assets of $90,514,415.

Schedules of Investments (Unaudited)	January 31, 2023

Global X Renewable Energy Producers ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2023.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security was purchased with cash collateral held from securities on loan.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2023.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$85,376,572	$—	$39	$85,376,611
Master Limited Partnership	4,133,488	—	—	4,133,488
Exchange Traded Fund	894,960	—	—	894,960
Short-Term Investment	94,908	—	—	94,908
Repurchase Agreement	—	322,792	—	322,792
Total Investments in Securities	$90,499,928	$322,792	$39	$90,822,759

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	4,995	$920,629
UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	9,149	3,027,770
UNITED STATES — 99.3%
Communication Services — 7.8%
Activision Blizzard	12,655	968,993
Alphabet, Cl A *	110,172	10,889,400
Alphabet, Cl C *	98,096	9,796,847
AT&T	132,167	2,692,242
Charter Communications, Cl A *	1,993	765,930
Comcast, Cl A	81,149	3,193,213
DISH Network, Cl A *	5,063	72,857
Electronic Arts	5,253	675,956
Fox, Cl A	4,766	161,758
Fox, Cl B	3,068	97,256
Interpublic Group	7,930	289,128
Lumen Technologies *	19,549	102,632
Match Group *	4,939	267,299
Meta Platforms, Cl A *	41,254	6,145,608
Netflix *	8,176	2,893,159
News, Cl A	7,827	158,575
News, Cl B	2,463	50,344
Omnicom Group	3,876	333,297
Paramount Global, Cl B	10,949	253,579
Take-Two Interactive Software *	3,129	354,297
T-Mobile US *	11,089	1,655,699
Verizon Communications	77,276	3,212,363
Walt Disney *	33,869	3,674,448
Warner Bros Discovery *	41,230	611,029
		49,315,909
Consumer Discretionary — 10.7%
Advance Auto Parts	1,019	155,173
Amazon.com *	166,522	17,173,414
Aptiv *	5,358	605,936

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
AutoZone *	338	$824,331
Bath & Body Works	4,791	220,434
Best Buy	3,722	330,216
Booking Holdings *	726	1,767,157
BorgWarner	4,386	207,370
CarMax *	2,941	207,193
Carnival *	15,297	165,513
Chipotle Mexican Grill, Cl A *	499	821,544
Darden Restaurants	2,557	378,359
Dollar General	4,208	982,989
Dollar Tree *	4,217	633,309
Domino’s Pizza	690	243,570
DR Horton	6,169	608,819
eBay	9,234	457,083
Etsy *	2,489	342,437
Expedia Group *	2,675	305,752
Ford Motor	74,306	1,003,874
Garmin	2,784	275,282
General Motors	27,603	1,085,350
Genuine Parts	2,917	489,531
Hasbro	2,498	147,807
Hilton Worldwide Holdings	5,223	757,805
Home Depot	19,180	6,217,581
Las Vegas Sands *	6,751	398,309
Lennar, Cl A	5,139	526,234
LKQ	4,984	293,857
Lowe’s	11,627	2,421,323
Marriott International, Cl A	5,151	897,201
McDonald’s	13,700	3,663,380
Mohawk Industries *	1,061	127,384
NIKE, Cl B	23,352	2,973,410
Norwegian Cruise Line Holdings *	6,763	102,865
NVR *	50	263,500
O’Reilly Automotive *	1,154	914,372
Pool	896	345,506
PulteGroup	5,373	305,670
Ralph Lauren, Cl A	1,166	144,409
Ross Stores	6,670	788,327
Starbucks	21,517	2,348,365

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tapestry	5,647	$257,334
Target	8,643	1,487,806
Tesla *	50,285	8,710,368
TJX	21,760	1,781,274
Tractor Supply	2,218	505,682
Ulta Beauty *	952	489,290
VF	5,626	174,068
Whirlpool	1,286	200,089
Wynn Resorts *	2,179	225,831
Yum! Brands	5,481	715,325
		67,469,008
Consumer Staples — 6.6%
Altria Group	48,518	2,185,251
Archer-Daniels-Midland	15,362	1,272,742
Brown-Forman, Cl B	4,394	292,553
Campbell Soup	4,677	242,877
Clorox	3,126	452,301
Coca-Cola	106,295	6,518,009
Colgate-Palmolive	22,348	1,665,596
Conagra Brands	13,086	486,668
Constellation Brands, Cl A	4,206	973,773
Costco Wholesale	12,142	6,206,262
Estee Lauder, Cl A	6,156	1,705,704
General Mills	15,863	1,243,025
Hormel Foods	8,718	395,013
J M Smucker	2,875	439,300
Kellogg	6,977	478,483
Keurig Dr Pepper	22,204	783,357
Kimberly-Clark	8,901	1,157,219
Kraft Heinz	20,753	841,119
Kroger	17,303	772,233
Lamb Weston Holdings	4,493	448,806
McCormick	6,292	472,655
Molson Coors Beverage, Cl B	5,814	305,700
Monster Beverage *	10,512	1,094,089
Procter & Gamble	64,682	9,209,423
Sysco	13,507	1,046,252
Tyson Foods, Cl A	7,399	486,484

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Walgreens Boots Alliance	18,478	$681,099
		41,855,993
Energy — 5.0%
APA	5,979	265,049
Baker Hughes, Cl A	18,748	595,061
Chevron	32,974	5,738,135
ConocoPhillips	22,603	2,754,628
Coterra Energy	15,956	399,379
Devon Energy	11,620	734,849
Diamondback Energy	3,186	465,538
EOG Resources	11,031	1,458,850
EQT	5,200	169,884
Exxon Mobil	75,953	8,811,307
Halliburton	17,589	725,019
Hess	5,280	792,845
Kinder Morgan	36,405	666,211
Marathon Oil	11,113	305,274
Marathon Petroleum	8,697	1,117,738
Occidental Petroleum	13,274	860,022
ONEOK	8,287	567,494
Phillips 66	8,914	893,807
Pioneer Natural Resources	4,216	971,156
Schlumberger	26,842	1,529,457
Targa Resources	3,328	249,667
Valero Energy	7,170	1,004,015
Williams	22,686	731,397
		31,806,782
Financials — 11.7%
Aflac	10,471	769,618
Allstate	4,924	632,586
American Express	11,393	1,992,977
American International Group	13,407	847,591
Ameriprise Financial	2,001	700,590
Aon, Cl A	3,761	1,198,555
Arch Capital Group *	5,843	375,997
Arthur J Gallagher	3,831	749,803
Assurant	1,206	159,904
Bank of America	129,436	4,592,389

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank of New York Mellon	14,716	$744,188
Berkshire Hathaway, Cl B *	33,264	10,362,401
BlackRock, Cl A	2,715	2,061,255
Brown & Brown	3,671	214,974
Capital One Financial	7,633	908,327
Cboe Global Markets	2,345	288,154
Charles Schwab	28,204	2,183,554
Chubb	7,553	1,718,232
Cincinnati Financial	2,940	332,661
Citigroup	36,263	1,893,654
Citizens Financial Group	8,127	352,062
CME Group, Cl A	6,662	1,176,909
Comerica	2,407	176,457
Discover Financial Services	5,477	639,330
Everest Re Group	754	263,666
FactSet Research Systems	654	276,603
Fifth Third Bancorp	11,741	426,081
First Republic Bank	3,458	487,163
Franklin Resources	5,839	182,177
Globe Life	1,915	231,428
Goldman Sachs Group	6,355	2,324,723
Hartford Financial Services Group	6,395	496,316
Huntington Bancshares	27,145	411,790
Intercontinental Exchange	10,486	1,127,769
Invesco	6,325	117,076
JPMorgan Chase	54,357	7,607,806
KeyCorp	17,577	337,303
Lincoln National	3,114	110,329
Loews	3,663	225,201
M&T Bank	3,294	513,864
MarketAxess Holdings	685	249,237
Marsh & McLennan	9,395	1,643,279
MetLife	11,890	868,208
Moody’s	2,938	948,239
Morgan Stanley	23,789	2,315,383
MSCI, Cl A	1,489	791,493
Nasdaq	7,087	426,567
Northern Trust	3,832	371,589
PNC Financial Services Group	7,483	1,237,913

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Principal Financial Group	4,503	$416,753
Progressive	10,971	1,495,896
Prudential Financial	7,140	749,272
Raymond James Financial	3,823	431,120
Regions Financial	19,471	458,347
S&P Global	6,248	2,342,625
Signature Bank NY	1,039	133,979
State Street	6,284	573,918
SVB Financial Group *	1,127	340,850
Synchrony Financial	8,378	307,724
T Rowe Price Group	4,156	484,049
Travelers	4,587	876,667
Truist Financial	24,972	1,233,367
US Bancorp	25,359	1,262,878
W R Berkley	3,750	263,025
Wells Fargo	70,369	3,298,195
Willis Towers Watson	1,889	480,165
Zions Bancorp	2,797	148,688
		74,360,889
Health Care — 14.8%
Align Technology *	4,276	1,153,366
AmerisourceBergen	10,244	1,730,826
Baxter International	30,158	1,377,919
Boston Scientific *	87,313	4,038,226
Cardinal Health	16,750	1,293,938
Cigna	18,753	5,938,513
CVS Health	80,729	7,121,912
DaVita *	3,588	295,615
DENTSPLY SIRONA	13,736	505,897
Dexcom *	23,538	2,520,684
Edwards Lifesciences *	37,714	2,892,664
Elevance Health	14,691	7,345,353
Gilead Sciences	76,945	6,458,763
Henry Schein *	8,783	756,655
Hologic *	14,888	1,211,437
Humana	7,707	3,943,672
IDEXX Laboratories *	5,002	2,403,461
Incyte *	10,771	917,043
Intuitive Surgical *	21,802	5,356,533

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
IQVIA Holdings *	11,370	$2,608,392
Laboratory Corp of America Holdings	5,390	1,358,927
McKesson	8,780	3,324,810
Medtronic	81,461	6,817,471
Mettler-Toledo International *	1,335	2,046,448
Molina Healthcare *	3,636	1,133,814
Quest Diagnostics	7,271	1,079,598
ResMed	8,730	1,993,670
STERIS	5,970	1,232,865
Stryker	20,578	5,222,902
Teleflex	2,674	650,905
Waters *	3,608	1,185,517
West Pharmaceutical Services	4,433	1,177,405
Zimmer Biomet Holdings	12,392	1,577,997
Zoetis, Cl A	28,652	4,741,620
		93,414,818
Industrials — 8.4%
3M	14,643	1,685,117
A O Smith	3,329	225,373
Alaska Air Group *	3,615	185,594
Allegion	2,266	266,368
American Airlines Group *	15,998	258,208
AMETEK	5,904	855,608
Carrier Global	22,062	1,004,483
Caterpillar	13,355	3,369,333
CH Robinson Worldwide	3,272	327,756
Cintas	2,343	1,039,683
Copart *	10,931	728,114
CoStar Group *	9,820	764,978
CSX	54,779	1,693,767
Cummins	3,644	909,324
Deere	7,181	3,036,414
Delta Air Lines *	16,090	629,119
Dover	3,634	551,750
Eaton	10,086	1,636,050
Emerson Electric	15,120	1,364,126
Equifax	3,105	689,931
Expeditors International of Washington	4,117	445,254
Fastenal	14,435	729,689

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
FedEx	6,240	$1,209,686
Fortive	8,944	608,460
Generac Holdings *	1,517	182,950
Howmet Aerospace	9,584	389,973
IDEX	1,904	456,351
Illinois Tool Works	7,315	1,726,633
Ingersoll Rand	10,104	565,824
JB Hunt Transport Services	2,165	409,293
Johnson Controls International	17,899	1,245,234
Masco	6,655	354,046
Nordson	1,220	296,826
Norfolk Southern	6,259	1,538,525
Old Dominion Freight Line	2,385	794,777
Otis Worldwide	11,154	917,193
PACCAR	8,729	954,167
Parker-Hannifin	3,356	1,094,056
Pentair	4,014	222,295
Quanta Services	3,512	534,491
Republic Services, Cl A	5,216	651,061
Robert Half International	2,694	226,188
Rockwell Automation	2,840	800,965
Rollins	6,267	228,119
Snap-On	1,309	325,588
Southwest Airlines	15,270	546,208
Stanley Black & Decker	4,028	359,741
Trane Technologies	6,055	1,084,572
TransDigm Group *	1,426	1,023,512
Union Pacific	16,036	3,274,391
United Airlines Holdings *	8,016	392,463
United Parcel Service, Cl B	19,026	3,524,186
United Rentals	1,712	754,906
Verisk Analytics, Cl A	3,999	726,978
Waste Management	9,856	1,525,019
Westinghouse Air Brake Technologies	4,756	493,720
WW Grainger	1,121	660,807
Xylem	4,611	479,590
		52,974,833
Information Technology — 26.3%
Accenture, Cl A	11,655	3,252,328

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Adobe *	8,654	$3,204,922
Advanced Micro Devices *	30,324	2,278,849
Akamai Technologies *	3,197	284,373
Amphenol, Cl A	11,240	896,615
Analog Devices	9,368	1,606,331
ANSYS *	1,591	423,779
Apple	276,782	39,936,875
Applied Materials	16,563	1,846,609
Arista Networks *	4,512	568,602
Autodesk *	4,069	875,486
Automatic Data Processing	7,898	1,783,447
Broadcom	7,403	4,330,829
Broadridge Financial Solutions	2,214	332,897
Cadence Design Systems *	5,160	943,403
CDW	2,546	499,092
Ceridian HCM Holding *	2,167	156,631
Cisco Systems	76,314	3,714,202
Cognizant Technology Solutions, Cl A	9,820	655,485
DXC Technology *	5,123	147,184
Enphase Energy *	2,490	551,236
EPAM Systems *	962	320,009
F5 *	1,292	190,777
Fidelity National Information Services	11,586	869,413
Fiserv *	11,467	1,223,300
FleetCor Technologies *	1,610	336,184
Fortinet *	12,605	659,746
Gartner *	1,493	504,843
Gen Digital	10,654	245,149
Global Payments	5,416	610,491
Hewlett Packard Enterprise	26,458	426,768
HP	17,534	510,941
Intel	75,506	2,133,800
International Business Machines	16,837	2,268,449
Intuit	5,147	2,175,482
Jack Henry & Associates	1,325	238,619
Juniper Networks	7,077	228,587
Keysight Technologies *	3,505	628,622
KLA	2,629	1,031,830
Lam Research	2,656	1,328,266

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Mastercard, Cl A	15,751	$5,837,321
Microchip Technology	10,234	794,363
Micron Technology	21,098	1,272,209
Microsoft	137,987	34,194,558
Monolithic Power Systems	890	379,638
Motorola Solutions	3,039	781,053
NetApp	4,059	268,828
NVIDIA	45,713	8,930,949
ON Semiconductor *	7,341	539,196
Oracle	27,748	2,454,588
Paychex	6,043	700,142
Paycom Software *	1,012	327,827
PayPal Holdings *	21,775	1,774,445
PTC *	2,035	274,481
Qorvo *	2,077	225,687
QUALCOMM	20,636	2,748,922
Roper Technologies	1,921	819,787
Salesforce *	18,401	3,090,816
Seagate Technology Holdings	3,827	259,394
ServiceNow *	3,754	1,708,558
Skyworks Solutions	2,961	324,733
SolarEdge Technologies *	868	277,005
Synopsys *	2,795	988,731
TE Connectivity	6,182	786,041
Teledyne Technologies *	939	398,380
Teradyne	3,050	310,185
Texas Instruments	16,730	2,964,723
Trimble *	4,731	274,682
Tyler Technologies *	853	275,323
VeriSign *	1,689	368,286
Visa, Cl A	30,307	6,976,974
Western Digital *	6,170	271,171
Zebra Technologies, Cl A *	1,048	331,357
		166,150,804
Materials — 2.4%
Air Products & Chemicals	4,076	1,306,399
Albemarle	2,332	656,341
Amcor	30,453	367,263
Avery Dennison	1,595	302,157

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Ball	6,110	$355,846
Celanese, Cl A	1,993	245,538
CF Industries Holdings	3,301	279,595
Corteva	13,534	872,266
Dow	13,786	818,199
DuPont de Nemours	9,704	717,611
Eastman Chemical	2,767	243,966
Ecolab	4,740	733,894
FMC	2,706	360,250
Freeport-McMoRan	27,360	1,220,803
International Flavors & Fragrances	4,983	560,388
International Paper	7,124	297,926
LyondellBasell Industries, Cl A	5,044	487,704
Martin Marietta Materials	1,171	421,139
Mosaic	7,020	347,771
Newmont	14,958	791,727
Nucor	4,772	806,563
Packaging Corp of America	1,758	250,867
PPG Industries	4,514	588,355
Sealed Air	2,928	160,337
Sherwin-Williams	4,501	1,064,892
Vulcan Materials	2,655	486,741
Westrock	5,208	204,362
		14,948,900
Real Estate — 2.7%
Alexandria Real Estate Equities ‡	2,646	425,318
American Tower ‡	9,051	2,021,903
AvalonBay Communities ‡	2,771	491,686
Boston Properties ‡	2,971	221,458
Camden Property Trust ‡	1,784	219,807
CBRE Group, Cl A *	6,465	552,822
Crown Castle ‡	8,542	1,265,156
Digital Realty Trust ‡	5,472	627,201
Equinix ‡	1,734	1,279,917
Equity Residential ‡	6,525	415,316
Essex Property Trust ‡	1,360	307,455
Extra Space Storage ‡	2,565	404,834
Federal Realty Investment Trust ‡	1,382	154,135
Host Hotels & Resorts ‡	14,799	278,961

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Invitation Homes ‡	9,661	$313,983
Iron Mountain ‡	5,499	300,135
Kimco Realty ‡	11,657	261,816
Mid-America Apartment Communities ‡	2,287	381,289
ProLogis ‡	17,985	2,325,101
Public Storage ‡	2,962	901,455
Realty Income ‡	11,658	790,762
Regency Centers ‡	3,055	203,555
SBA Communications, Cl A ‡	2,208	656,946
Simon Property Group ‡	6,379	819,446
UDR ‡	5,724	243,785
Welltower ‡	8,543	641,067
Weyerhaeuser ‡	15,256	525,264
		17,030,573
Utilities — 2.9%
AES	13,342	365,704
Alliant Energy	4,889	264,153
Ameren	5,014	435,566
American Electric Power	9,282	872,137
American Water Works	3,456	540,829
Atmos Energy	2,380	279,745
CenterPoint Energy	10,869	327,374
CMS Energy	5,635	356,076
Consolidated Edison	6,488	618,371
Constellation Energy	6,101	520,781
Dominion Energy	15,157	964,591
DTE Energy	3,772	438,948
Duke Energy	14,533	1,488,906
Edison International	7,104	489,466
Entergy	3,839	415,687
Evergy	4,652	291,448
Eversource Energy	6,504	535,474
Exelon	18,165	766,381
FirstEnergy	10,378	424,979
NextEra Energy	36,933	2,756,310
NiSource	7,063	195,998
NRG Energy	5,175	177,088
PG&E *	26,117	415,260
Pinnacle West Capital	2,332	173,851

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
PPL	14,501	$429,230
Public Service Enterprise Group	9,277	574,525
Sempra Energy	6,032	967,111
Southern	19,902	1,346,967
WEC Energy Group	5,939	558,207
Xcel Energy	10,492	721,535
		18,712,698
TOTAL UNITED STATES		628,041,207
TOTAL COMMON STOCK
(Cost $557,705,261)		631,989,606
TOTAL INVESTMENTS — 100.0%
(Cost $557,705,261)		$631,989,606

Percentages are based on Net Assets of $632,293,884.

*	Non-income producing security.

‡	Real Estate Investment Trust

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$631,989,606	$—	$—	$631,989,606
Total Investments in Securities	$631,989,606	$—	$—	$631,989,606

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA — 9.8%
Communication Services — 0.1%
REA Group	24	$2,124
Telstra Group	2,185	6,282
		8,406
Consumer Discretionary — 0.6%
Aristocrat Leisure	360	8,615
Flutter Entertainment *	78	12,054
Wesfarmers	598	20,922
		41,591
Consumer Staples — 0.7%
Coles Group	1,258	15,743
Endeavour Group	1,296	6,055
Woolworths Group	1,117	28,399
		50,197
Energy — 0.5%
Santos	1,596	7,996
Woodside Energy Group	917	23,430
		31,426
Financials — 2.9%
ANZ Group Holdings	1,468	25,954
ASX	98	4,763
Commonwealth Bank of Australia	845	65,533
Macquarie Group	178	23,498
National Australia Bank	1,573	35,236
QBE Insurance Group	767	7,426
Suncorp Group	654	5,774
Westpac Banking	1,762	29,451
		197,635
Health Care — 0.8%
Cochlear	137	20,509
Ebos Group	344	9,559
Sonic Healthcare	1,002	22,298
		52,366

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.4%
Brambles	861	$7,275
Transurban Group	1,908	18,567
		25,842
Information Technology — 0.1%
WiseTech Global	104	4,437
Materials — 3.3%
BHP Group	2,596	90,330
Fortescue Metals Group	906	14,198
Glencore	6,206	41,349
Newcrest Mining	446	7,011
Rio Tinto	193	17,223
Rio Tinto	544	42,320
South32	2,536	8,113
		220,544
Real Estate — 0.3%
Goodman Group ‡	870	12,242
Scentre Group ‡	2,686	5,773
		18,015
Utilities — 0.1%
APA Group	588	4,375
TOTAL AUSTRALIA		654,834
AUSTRIA — 0.3%
Communication Services — 0.0%
Telekom Austria, Cl A	74	496
Energy — 0.1%
OMV	74	3,685
Financials — 0.1%
BAWAG Group	36	2,215
Erste Group Bank *	164	6,189
Raiffeisen Bank International	72	1,287
		9,691

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.1%
ANDRITZ	46	$2,738
Strabag	21	885
		3,623
Information Technology — 0.0%
ams-OSRAM *	5	46
Utilities — 0.0%
EVN	46	968
Verbund	13	1,102
		2,070
TOTAL AUSTRIA		19,611
BELGIUM — 1.5%
Consumer Discretionary — 0.0%
D’ieteren Group	15	2,849
Consumer Staples — 0.8%
Anheuser-Busch InBev	927	55,463
Financials — 0.3%
Groupe Bruxelles Lambert	46	3,918
KBC Group	169	12,455
		16,373
Health Care — 0.3%
UCB	255	20,876
Materials — 0.1%
Solvay	37	4,286
Utilities — 0.0%
Elia Group	21	2,937
TOTAL BELGIUM		102,784
BRAZIL — 0.1%
Materials — 0.1%
Yara International	78	3,452

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 1.2%
Consumer Discretionary — 0.8%
Chow Tai Fook Jewellery Group	1,400	$2,990
Prosus	632	50,669
		53,659
Consumer Staples — 0.2%
Budweiser Brewing APAC	1,400	4,411
Wilmar International	3,012	9,327
		13,738
Financials — 0.1%
BOC Hong Kong Holdings	1,700	5,932
Health Care — 0.0%
China Evergrande New Energy Vehicle Group*(A)	5,700	698
Utilities — 0.1%
ENN Energy Holdings	400	6,021
TOTAL CHINA		80,048
DENMARK — 1.3%
Health Care — 0.5%
Coloplast, Cl B	240	28,822
Industrials — 0.7%
AP Moller - Maersk, Cl A	2	4,237
AP Moller - Maersk, Cl B	3	6,488
DSV	119	19,562
Vestas Wind Systems	626	18,166
		48,453
Utilities — 0.1%
Orsted	98	8,656
TOTAL DENMARK		85,931
FINLAND — 1.0%
Energy — 0.1%
Neste	216	10,282

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.5%
Nordea Bank Abp	1,570	$18,262
Sampo, Cl A	243	12,712
		30,974
Industrials — 0.2%
Kone, Cl B	227	12,337
Information Technology — 0.2%
Nokia	2,724	12,873
TOTAL FINLAND		66,466
FRANCE — 11.0%
Communication Services — 0.0%
Adevinta, Cl B *	146	1,244
Consumer Discretionary — 0.9%
Christian Dior	2	1,720
Hermes International	19	35,379
Kering	38	23,544
		60,643
Consumer Staples — 1.1%
Danone	595	32,510
Pernod Ricard	188	38,773
		71,283
Energy — 1.1%
TotalEnergies	1,218	75,374
Financials — 2.8%
AXA	971	30,176
BNP Paribas	563	38,460
LVMH Moet Hennessy Louis Vuitton	141	122,506
		191,142
Health Care — 1.7%
EssilorLuxottica	614	111,961
Industrials — 0.7%
Credit Agricole	697	8,354

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Vinci	322	$36,244
		44,598
Information Technology — 0.4%
Capgemini	85	16,053
Dassault Systemes	353	13,058
		29,111
Materials — 2.1%
Air Liquide	267	42,354
L’Oreal	236	96,897
		139,251
Utilities — 0.2%
Engie	893	12,627
TOTAL FRANCE		737,234
GERMANY — 7.9%
Communication Services — 0.6%
Deutsche Telekom	1,707	37,912
Consumer Discretionary — 1.7%
adidas	96	15,366
Allianz	203	48,326
Bayerische Motoren Werke	174	17,618
Mercedes-Benz Group	422	31,234
Volkswagen	13	2,267
		114,811
Consumer Staples — 0.3%
Beiersdorf	93	11,272
Henkel & KGaA	92	6,125
		17,397
Financials — 0.6%
Deutsche Boerse	96	17,125
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	69	24,804
		41,929

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.8%
BioNTech ADR *	186	$26,674
Siemens Healthineers	569	30,324
		56,998
Industrials — 1.6%
Daimler Truck Holding *	328	10,961
Deutsche Post	611	26,132
Hapag-Lloyd	5	1,089
Siemens	447	69,373
		107,555
Information Technology — 1.3%
Infineon Technologies	654	23,378
SAP	565	66,504
		89,882
Materials — 0.4%
BASF	471	26,804
Real Estate — 0.2%
Vonovia	385	10,817
Utilities — 0.4%
E.ON	1,149	12,461
RWE	348	15,420
		27,881
TOTAL GERMANY		531,986
HONG KONG — 2.7%
Financials — 1.8%
AIA Group	5,965	67,385
Hang Seng Bank	380	6,321
Hong Kong Exchanges & Clearing	594	26,705
Prudential	1,329	21,916
		122,327
Industrials — 0.3%
MTR	900	4,811

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Techtronic Industries	932	$11,961
		16,772
Real Estate — 0.4%
CK Asset Holdings	1,000	6,392
Henderson Land Development	700	2,585
Link REIT ‡	1,000	7,999
Sun Hung Kai Properties	790	11,197
		28,173
Utilities — 0.2%
CK Infrastructure Holdings	300	1,667
CLP Holdings	800	5,940
Hong Kong & China Gas	5,110	5,124
		12,731
TOTAL HONG KONG		180,003
IRELAND — 0.3%
Materials — 0.3%
CRH	382	17,667
ISRAEL — 0.8%
Communication Services — 0.0%
Bezeq The Israeli Telecommunication	970	1,601
Consumer Discretionary — 0.0%
Global-e Online *	38	1,139
Energy — 0.0%
Delek Group *	8	864
Financials — 0.3%
Bank Hapoalim	602	5,383
Bank Leumi Le-Israel	757	6,644
First International Bank of Israel	27	1,085
Israel Discount Bank, Cl A	605	3,071
Mizrahi Tefahot Bank	72	2,363
Phoenix Holdings	133	1,420
		19,966

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.1%
Ashtrom Group	50	$941
Shapir Engineering and Industry	77	582
ZIM Integrated Shipping Services	38	720
		2,243
Information Technology — 0.3%
Check Point Software Technologies *	54	6,869
Nice *	34	6,996
Nova *	15	1,348
Tower Semiconductor *	42	1,762
Wix.com *	26	2,261
		19,236
Materials — 0.0%
Israel	2	736
Real Estate — 0.1%
Airport City *	62	977
Alony Hetz Properties & Investments	125	1,331
Amot Investments	6	35
Azrieli Group	22	1,407
Big Shopping Centers *	1	100
Melisron	11	764
Mivne Real Estate KD	193	616
Strauss Group	47	1,197
		6,427
TOTAL ISRAEL		52,212
ITALY — 1.9%
Consumer Discretionary — 0.3%
Ferrari	71	17,650
PRADA	300	1,916
		19,566
Consumer Staples — 0.1%
Davide Campari-Milano	516	5,508
Energy — 0.3%
Eni	1,221	18,745

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.6%
Intesa Sanpaolo	8,543	$22,360
UniCredit	960	18,646
		41,006
Information Technology — 0.1%
Assicurazioni Generali	610	11,859
Utilities — 0.5%
Enel	3,859	22,594
Snam	1,091	5,538
Terna - Rete Elettrica Nazionale	726	5,718
		33,850
TOTAL ITALY		130,534
JAPAN — 25.8%
Communication Services — 1.9%
Dentsu Group	130	4,163
KDDI	790	24,658
Konami Holdings	50	2,449
Nexon	248	5,959
Nintendo	554	23,963
Nippon Telegraph & Telephone	571	17,089
SoftBank	1,382	15,797
SoftBank Group	591	27,922
Toho	74	2,723
Z Holdings	1,383	3,951
		128,674
Consumer Discretionary — 4.2%
Aisin	96	2,790
Bandai Namco Holdings	120	7,987
Bridgestone	334	12,418
Denso	283	15,172
Fast Retailing	32	19,297
Honda Motor	954	23,526
Isuzu Motors	365	4,589
Nissan Motor	1,367	4,870
Nitori Holdings	46	6,049
Oriental Land	126	20,909
Pan Pacific International Holdings	307	5,651

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Panasonic Holdings	1,304	$12,033
Rakuten Group *	496	2,506
Sekisui House	369	6,955
Shimano	48	8,486
Subaru	342	5,605
Sumitomo Electric Industries	426	5,092
Suzuki Motor	280	10,419
Toyota Motor	6,796	99,109
Yamaha	94	3,629
ZOZO	84	2,164
		279,256
Consumer Staples — 2.6%
Aeon	813	16,614
Asahi Group Holdings	480	15,805
Japan Tobacco	1,042	21,274
Kao	435	17,581
Kirin Holdings	769	11,821
Kobe Bussan	125	3,585
Nissin Foods Holdings	78	6,094
Seven & i Holdings	747	35,195
Shiseido	373	19,254
Suntory Beverage & Food	124	4,176
Unicharm	418	15,911
Yakult Honsha	143	10,182
		177,492
Energy — 0.2%
ENEOS Holdings	1,647	5,866
Idemitsu Kosan	100	2,480
Inpex	513	5,602
		13,948
Financials — 2.7%
Dai-ichi Life Holdings	487	11,388
Japan Exchange Group	277	4,215
Japan Post Bank	199	1,766
Mitsubishi UFJ Financial Group	6,398	46,871
Mizuho Financial Group	1,216	18,959
MS&AD Insurance Group Holdings	248	7,931

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Nomura Holdings	1,512	$6,019
ORIX	563	9,849
Resona Holdings	1,220	6,738
Sompo Holdings	185	7,945
Sumitomo Mitsui Financial Group	662	28,772
Sumitomo Mitsui Trust Holdings	194	7,064
Tokio Marine Holdings	981	20,473
		177,990
Health Care — 4.2%
Eisai	610	37,582
Hoya	721	78,728
Kyowa Kirin	540	12,000
M3 *	887	23,920
Otsuka Holdings	1,114	35,619
Shionogi	587	27,909
Sysmex	338	22,251
Terumo	1,561	45,169
		283,178
Industrials — 5.1%
ANA Holdings *	84	1,853
Central Japan Railway	121	14,738
Daifuku	72	3,925
Daikin Industries	170	29,374
East Japan Railway	215	11,970
FANUC	115	20,255
Hankyu Hanshin Holdings	149	4,417
ITOCHU	885	28,467
Japan Airlines	73	1,544
Komatsu	557	13,513
Kubota	697	10,387
Marubeni	1,000	12,200
MINEBEA MITSUMI	247	4,260
MISUMI Group	170	4,229
Mitsubishi Electric	1,208	13,246
Mitsui	926	27,201
Mitsui OSK Lines	200	4,929
MonotaRO	148	2,224
Nidec	317	17,478

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Nippon Yusen	288	$6,810
Recruit Holdings	1,012	32,248
Secom	127	7,540
SG Holdings	322	4,947
SMC	32	16,081
Sumitomo	730	13,040
Tokyu	368	4,720
Toshiba	244	8,366
Toyota Industries	116	7,020
West Japan Railway	128	5,350
Yaskawa Electric	153	5,918
		338,250
Information Technology — 3.1%
Advantest	102	7,216
Canon	574	12,769
Disco	14	4,166
Fujitsu	97	13,806
IT Holdings	100	2,868
Keyence	103	46,952
Kyocera	183	9,437
Lasertec	43	8,442
Murata Manufacturing	339	19,275
NEC	144	5,177
Nomura Research Institute	217	5,173
NTT Data	352	5,422
Obic	30	4,787
Omron	107	6,138
Oracle Japan *	22	1,499
Renesas Electronics *	722	7,381
Rohm	50	3,972
Shimadzu	146	4,457
TDK	198	7,011
Tokyo Electron	79	27,440
Trend Micro *	70	3,439
		206,827
Materials — 1.1%
Asahi Kasei	733	5,537
Mitsubishi Chemical Group	630	3,517

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Nippon Paint Holdings	509	$4,607
Nippon Sanso Holdings	117	1,896
Nippon Steel	492	10,196
Nitto Denko	82	5,271
Shin-Etsu Chemical	200	29,336
Sumitomo Metal Mining	146	5,892
Toray Industries	903	5,526
		71,778
Real Estate — 0.5%
Daiwa House Industry	344	8,229
Mitsubishi Estate	702	9,023
Mitsui Fudosan	484	9,048
Sumitomo Realty & Development	250	6,067
		32,367
Utilities — 0.2%
Chubu Electric Power	395	4,246
Kansai Electric Power	443	4,252
Osaka Gas	217	3,496
Tokyo Gas	204	4,265
		16,259
TOTAL JAPAN		1,726,019
LUXEMBOURG — 0.1%
Materials — 0.1%
ArcelorMittal	292	8,994
MACAO — 0.2%
Consumer Discretionary — 0.2%
Galaxy Entertainment Group *	1,120	7,773
Sands China *	1,200	4,485
TOTAL MACAO		12,258
NETHERLANDS — 6.4%
Communication Services — 0.1%
Universal Music Group	355	9,049

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.8%
Heineken	220	$21,872
Koninklijke Ahold Delhaize	963	28,641
		50,513
Energy — 1.5%
Shell	3,517	102,789
Financials — 0.5%
EXOR *	51	4,036
ING Groep	1,878	27,029
		31,065
Health Care — 0.6%
Argenx *	112	42,208
Industrials — 0.3%
Wolters Kluwer	160	17,403
Information Technology — 2.4%
Adyen *	16	23,938
ASML Holding	210	137,435
		161,373
Materials — 0.2%
Koninklijke DSM	92	11,760
TOTAL NETHERLANDS		426,160
NEW ZEALAND — 0.6%
Communication Services — 0.0%
Spark New Zealand	983	3,307
Health Care — 0.3%
Fisher & Paykel Healthcare	1,209	19,736
Industrials — 0.1%
Auckland International Airport *	706	3,878
Mainfreight	63	2,909
		6,787

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.1%
Xero *	68	$3,680
Utilities — 0.1%
Infratil	452	2,594
Mercury NZ	325	1,259
Meridian Energy	639	2,201
		6,054
TOTAL NEW ZEALAND		39,564
NORWAY — 0.8%
Communication Services — 0.0%
Telenor	341	3,562
Consumer Staples — 0.2%
Mowi	409	7,536
Orkla	705	5,253
Salmar	50	2,315
		15,104
Energy — 0.3%
Aker BP *	150	4,553
Equinor	502	15,244
Var Energi	105	318
		20,115
Financials — 0.2%
DNB Bank	470	8,750
Gjensidige Forsikring	98	1,755
		10,505
Materials — 0.1%
Norsk Hydro	730	5,872
TOTAL NORWAY		55,158
PORTUGAL — 0.1%
Utilities — 0.1%
Energias de Portugal	1,465	7,252

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 1.9%
Communication Services — 0.3%
Sea ADR *	176	$11,343
Singapore Telecommunications	3,590	6,856
		18,199
Financials — 0.9%
DBS Group Holdings	935	25,460
Oversea-Chinese Banking	1,994	19,616
United Overseas Bank	779	17,680
		62,756
Industrials — 0.3%
Grab Holdings, Cl A *	1,299	4,923
Jardine Cycle & Carriage	100	2,210
Keppel	900	5,170
Singapore Airlines	863	3,887
Singapore Technologies Engineering	928	2,598
		18,788
Information Technology — 0.2%
STMicroelectronics	325	15,216
Real Estate — 0.2%
CapitaLand Ascendas REIT ‡	1,713	3,754
CapitaLand Integrated Commercial Trust ‡	2,234	3,637
Capitaland Investment	1,229	3,703
		11,094
TOTAL SINGAPORE		126,053
SOUTH AFRICA — 0.4%
Materials — 0.4%
Anglo American	690	29,447
SPAIN — 2.3%
Communication Services — 0.3%
Cellnex Telecom *	286	11,144
Telefonica	2,711	10,267
		21,411

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.3%
Industria de Diseno Textil	596	$18,525
Financials — 0.9%
Banco Bilbao Vizcaya Argentaria	3,006	21,099
Banco Santander	8,280	28,803
CaixaBank	2,330	10,292
		60,194
Information Technology — 0.2%
Amadeus IT Group *	231	14,476
Utilities — 0.6%
EDP Renovaveis	127	2,751
Iberdrola	2,903	33,877
Naturgy Energy Group	78	2,202
		38,830
TOTAL SPAIN		153,436
SWEDEN — 3.4%
Communication Services — 0.1%
Embracer Group, Cl B *	521	2,415
Telia	1,324	3,412
		5,827
Consumer Discretionary — 0.2%
Evolution	100	11,177
Volvo Car, Cl B *	238	1,179
		12,356
Consumer Staples — 0.2%
Essity, Cl B	553	14,404
Financials — 0.9%
EQT	135	3,016
Industrivarden, Cl A	98	2,583
Industrivarden, Cl C	92	2,412
Investor, Cl A	266	5,282
Investor, Cl B	880	17,008
Kinnevik, Cl A *	1	15
L E Lundbergforetagen, Cl B	28	1,290

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Skandinaviska Enskilda Banken, Cl A	837	$10,085
Skandinaviska Enskilda Banken, Cl C	4	54
Svenska Handelsbanken, Cl A	793	8,244
Svenska Handelsbanken, Cl B	22	276
Swedbank, Cl A	482	9,226
		59,491
Industrials — 1.3%
Alfa Laval	175	5,466
Assa Abloy, Cl B	621	14,556
Atlas Copco, Cl A	1,579	18,601
Atlas Copco, Cl B	858	8,993
Epiroc, Cl A	344	6,667
Epiroc, Cl B	229	3,805
Investment Latour, Cl B	76	1,594
Nibe Industrier, Cl B	851	9,132
Volvo, Cl A	92	1,903
Volvo, Cl B	985	19,460
		90,177
Information Technology — 0.3%
Hexagon, Cl B	1,064	12,119
Telefonaktiebolaget LM Ericsson, Cl B	1,482	8,547
		20,666
Materials — 0.4%
Alleima	122	608
Boliden	154	6,876
Sandvik	612	12,591
Svenska Cellulosa, Cl B	323	4,464
		24,539
Real Estate — 0.0%
Akelius Residential Property, Cl D	93	177
TOTAL SWEDEN		227,637
SWITZERLAND — 4.0%
Consumer Discretionary — 0.7%
Cie Financiere Richemont, Cl A	282	43,094

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.1%
UBS Group	1,774	$37,537
Zurich Insurance Group	75	36,914
		74,451
Health Care — 1.1%
Alcon	1,008	75,330
Industrials — 0.6%
ABB	1,022	35,318
Kuehne + Nagel International	31	7,342
		42,660
Materials — 0.5%
Givaudan	4	12,870
Sika	79	22,253
		35,123
TOTAL SWITZERLAND		270,658
UNITED KINGDOM — 8.1%
Communication Services — 0.3%
BT Group, Cl A	3,199	4,909
Vodafone Group	13,439	15,407
		20,316
Consumer Discretionary — 0.3%
Compass Group	953	22,655
Consumer Staples — 2.4%
Associated British Foods	330	7,540
Coca-Cola Europacific Partners	193	10,851
Diageo	2,182	94,557
Imperial Brands	893	22,328
Tesco	7,085	21,448
		156,724
Energy — 0.8%
BP	9,042	54,417
Financials — 2.4%
Barclays	7,823	17,898

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
HSBC Holdings	9,933	$72,931
Legal & General Group	3,082	9,637
Lloyds Banking Group	34,732	22,483
London Stock Exchange Group	165	15,044
NatWest Group	2,506	9,502
Standard Chartered	1,280	10,703
		158,198
Industrials — 1.4%
Ashtead Group	256	16,748
CK Hutchison Holdings	1,620	10,292
CNH Industrial	550	9,647
Experian	599	21,776
RELX	1,185	35,042
		93,505
Utilities — 0.5%
National Grid	1,934	24,405
SSE	538	11,415
		35,820
TOTAL UNITED KINGDOM		541,635
UNITED STATES — 5.5%
Communication Services — 0.1%
Spotify Technology *	67	7,552
Consumer Discretionary — 0.3%
Stellantis	1,189	18,564
Energy — 0.1%
Tenaris	260	4,589
Health Care — 3.7%
CSL	973	204,372
ICON *	165	38,067
Inmode *	141	4,942
		247,381

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.8%
Schneider Electric	342	$55,090
Information Technology — 0.2%
Computershare	327	5,473
CyberArk Software *	22	3,099
Monday.com *	6	781
Sinch *	274	1,122
		10,475
Materials — 0.3%
Holcim	303	17,961
James Hardie Industries *	237	5,252
		23,213
TOTAL UNITED STATES		366,864
TOTAL COMMON STOCK
(Cost $6,327,152)		6,653,897

PREFERRED STOCK — 0.4%
GERMANY— 0.4%
Consumer Discretionary — 0.2%
Bayerische Motoren Werke (B)	26	2,450
Volkswagen (B)	101	13,924
Consumer Staples — 0.2%		16,374
Henkel & KGaA (B)	166	11,790
TOTAL GERMANY		28,164
TOTAL PREFERRED STOCK
(Cost $37,347)		28,164
TOTAL INVESTMENTS — 99.8%
(Cost $6,364,499)		$6,682,061

Percentages are based on Net Assets of $6,692,115.

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no stated interest rate.

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P Catholic Values Developed ex-U.S. ETF

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$6,653,199	$—	$698	$6,653,897
Preferred Stock	28,164	—	—	28,164
Total Investments in Securities	$6,681,363	$—	$698	$6,682,061

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 98.8%
CANADA — 1.3%
Industrials — 1.3%
Canadian Pacific Railway	8,007	$631,752
CHINA — 6.6%
Communication Services — 1.9%
Bilibili ADR * (A)	37,097	927,425
Consumer Discretionary — 3.0%
Alibaba Group Holding ADR *	7,692	847,659
JD.com ADR *	11,195	666,438
		1,514,097
Information Technology — 1.7%
GDS Holdings ADR * (A)	36,681	856,501
TOTAL CHINA		3,298,023
DENMARK — 1.4%
Health Care — 1.4%
Ascendis Pharma ADR *	5,483	680,331
ISRAEL — 2.7%
Consumer Discretionary — 1.4%
Global-e Online *	23,468	703,336
Information Technology — 1.3%
Nice ADR *	2,992	620,631
TOTAL ISRAEL		1,323,967
UNITED KINGDOM — 1.3%
Communication Services — 1.3%
Liberty Global, Cl C *	29,269	654,162
UNITED STATES — 85.5%
Communication Services — 7.7%
Activision Blizzard	8,172	625,730
Alphabet, Cl C *	6,178	616,997
Frontier Communications Parent *	23,762	703,593
Liberty Broadband, Cl C *	6,735	604,668

Schedules of Investments (Unaudited)	January 31, 2023

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Netflix *	1,965	$695,335
New York Times, Cl A	16,724	582,664
		3,828,987
Consumer Discretionary — 9.9%
Amazon.com *	6,164	635,694
Churchill Downs	2,741	680,042
Expedia Group *	6,104	697,687
Home Depot	1,935	627,269
Lithia Motors, Cl A	2,536	667,475
Lowe’s	2,920	608,090
MGM Resorts International	16,269	673,699
Rivian Automotive, Cl A *	17,144	332,594
		4,922,550
Consumer Staples — 3.8%
Colgate-Palmolive	8,099	603,619
Mondelez International, Cl A	9,435	617,426
Post Holdings *	6,951	659,997
		1,881,042
Energy — 5.1%
Cheniere Energy	3,652	557,989
Chesapeake Energy	5,964	517,198
Gulfport Energy *	7,107	484,342
Pioneer Natural Resources	2,325	535,564
Texas Pacific Land	225	449,066
		2,544,159
Financials — 9.0%
Allstate	4,572	587,365
Arch Capital Group *	10,740	691,119
First American Financial	11,289	698,450
First Horizon	25,082	620,278
KKR	11,260	628,421
S&P Global	1,719	644,522
Wells Fargo	13,060	612,122
		4,482,277

Schedules of Investments (Unaudited)	January 31, 2023

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 16.1%
Amicus Therapeutics *	52,268	$681,575
Bausch Health * (A)	84,953	654,138
Cigna	1,978	626,373
Cytokinetics *	15,088	640,938
Elevance Health	1,261	630,487
Fate Therapeutics *	27,372	163,137
Humana	1,189	608,411
Mettler-Toledo International *	429	657,623
Rocket Pharmaceuticals *	29,460	640,166
Seagen *	4,560	636,029
Tenet Healthcare *	13,873	760,934
United Therapeutics *	2,325	611,870
Viatris, Cl W *	53,884	655,230
		7,966,911
Industrials — 7.1%
Avis Budget Group *	2,574	514,903
Enovix * (A)	41,088	326,238
Ferguson	5,011	713,266
Howmet Aerospace	16,690	679,116
TransDigm Group *	977	701,242
Uber Technologies *	19,318	597,506
		3,532,271
Information Technology — 16.1%
Apple	4,023	580,479
Datadog, Cl A *	7,082	529,804
Elastic *	9,092	534,973
Fiserv *	6,039	644,241
GoDaddy, Cl A *	8,032	659,668
Microsoft	2,520	624,481
New Relic *	10,203	622,893
Palo Alto Networks *	3,756	595,852
Pegasystems	15,810	614,693
Snowflake, Cl A *	3,729	583,365
Visa, Cl A	2,905	668,760
VMware, Cl A *	5,245	642,355
Workday, Cl A *	3,794	688,345
		7,989,909

Schedules of Investments (Unaudited)	January 31, 2023

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — 5.3%
Berry Global Group	11,406	$704,093
Element Solutions	31,936	654,049
International Flavors & Fragrances	6,152	691,854
Sherwin-Williams	2,509	593,604
		2,643,600
Real Estate — 4.1%
American Tower ‡	2,777	620,354
ProLogis ‡	5,410	699,405
Zillow Group, Cl C *	16,156	714,257
		2,034,016
Utilities — 1.3%
Vistra	26,602	613,442
TOTAL UNITED STATES		42,439,164
TOTAL COMMON STOCK
(Cost $50,356,090)		49,027,399

MASTER LIMITED PARTNERSHIP — 1.2%
UNITED STATES— 1.2%
Industrials — 1.2%
Icahn Enterprises
(Cost $500,707)	11,274	606,090

SHORT-TERM INVESTMENT(B)(C) — 0.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.240%
(Cost $394,274)	394,274	394,274

Schedules of Investments (Unaudited)	January 31, 2023

Global X Guru® Index ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 2.7%
BNP Paribas
4.210%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $1,341,124 (collateralized by various U.S. Treasury Obligations, ranging in par value $82,845 - $102,023, 1.000% - 2.125%, 12/15/2024 - 05/15/2025, with a total market value of $1,366,027)
(Cost $1,340,967)	$1,340,967	$1,340,967
TOTAL INVESTMENTS — 103.5%
(Cost $52,592,038)		$51,368,730

Percentages are based on Net Assets of $49,642,417.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2023.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$49,027,399	$—	$—	$49,027,399
Master Limited Partnership	606,090	—	—	606,090
Short-Term Investment	394,274	—	—	394,274
Repurchase Agreement	—	1,340,967	—	1,340,967
Total Investments in Securities	$50,027,763	$1,340,967	$—	$51,368,730

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.7%(A)
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	26	$4,792
UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	46	15,223
UNITED STATES — 99.0%
Communication Services — 7.8%
Activision Blizzard	64	4,900
Alphabet, Cl A *	545	53,868
Alphabet, Cl C *	483	48,237
AT&T	646	13,159
Charter Communications, Cl A *	11	4,227
Comcast, Cl A	390	15,346
DISH Network, Cl A *	17	245
Electronic Arts	26	3,346
Fox, Cl A	25	849
Fox, Cl B	10	317
Interpublic Group	33	1,203
Live Nation Entertainment *	12	966
Lumen Technologies	72	378
Match Group *	24	1,299
Meta Platforms, Cl A *	205	30,539
Netflix *	40	14,154
News, Cl A	30	608
News, Cl B	6	123
Omnicom Group	16	1,376
Paramount Global, Cl B	41	950
Take-Two Interactive Software *	14	1,585
T-Mobile US *	57	8,511
Verizon Communications	381	15,838
Walt Disney *	166	18,009
Warner Bros Discovery *	194	2,875
		242,908
Consumer Discretionary — 10.5%
Advance Auto Parts	5	761
Amazon.com *	810	83,535

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Aptiv *	24	$2,714
AutoZone *	2	4,878
Bath & Body Works	26	1,196
Best Buy	22	1,952
Booking Holdings *	3	7,302
BorgWarner	26	1,229
Caesars Entertainment *	18	937
CarMax *	13	916
Carnival *	68	736
Chipotle Mexican Grill, Cl A *	2	3,293
Darden Restaurants	13	1,924
Dollar General	22	5,139
Dollar Tree *	19	2,853
Domino’s Pizza	3	1,059
DR Horton	26	2,566
eBay	55	2,723
Etsy *	13	1,789
Expedia Group *	13	1,486
Ford Motor	344	4,647
Garmin	13	1,285
General Motors	127	4,994
Genuine Parts	12	2,014
Hasbro	10	592
Hilton Worldwide Holdings	26	3,772
Home Depot	94	30,472
Las Vegas Sands *	26	1,534
Lennar, Cl A	26	2,662
LKQ	26	1,533
Lowe’s	56	11,662
Marriott International, Cl A	24	4,180
McDonald’s	66	17,648
MGM Resorts International	27	1,118
Mohawk Industries *	4	480
Newell Brands	28	447
NIKE, Cl B	114	14,516
Norwegian Cruise Line Holdings *	33	502
O’Reilly Automotive *	6	4,754
Pool	3	1,157
PulteGroup	26	1,479

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ralph Lauren, Cl A	3	$372
Ross Stores	34	4,019
Royal Caribbean Cruises *	19	1,234
Starbucks	104	11,351
Tapestry	20	911
Target	41	7,058
Tesla *	245	42,439
TJX	105	8,595
Tractor Supply	9	2,052
Ulta Beauty *	4	2,056
VF	27	835
Whirlpool	4	622
Wynn Resorts *	13	1,347
Yum! Brands	25	3,263
		326,590
Consumer Staples — 6.7%
Altria Group	162	7,296
Archer-Daniels-Midland	52	4,308
Brown-Forman, Cl B	13	865
Campbell Soup	13	675
Church & Dwight	21	1,698
Clorox	13	1,881
Coca-Cola	358	21,953
Colgate-Palmolive	75	5,590
Conagra Brands	39	1,450
Constellation Brands, Cl A	14	3,241
Costco Wholesale	41	20,957
Estee Lauder, Cl A	21	5,819
General Mills	52	4,075
Hershey	13	2,920
Hormel Foods	25	1,133
J M Smucker	9	1,375
Kellogg	26	1,783
Keurig Dr Pepper	75	2,646
Kimberly-Clark	30	3,900
Kraft Heinz	71	2,878
Kroger	58	2,588
Lamb Weston Holdings	12	1,199
McCormick	22	1,653

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Molson Coors Beverage, Cl B	13	$683
Mondelez International, Cl A	123	8,049
Monster Beverage *	34	3,539
PepsiCo	127	21,720
Philip Morris International	141	14,698
Procter & Gamble	216	30,754
Sysco	45	3,486
Tyson Foods, Cl A	25	1,644
Walgreens Boots Alliance	63	2,322
Walmart	128	18,415
		207,193
Energy — 5.0%
APA	27	1,197
Baker Hughes, Cl A	89	2,825
Chevron	162	28,191
ConocoPhillips	113	13,771
Coterra Energy	63	1,577
Devon Energy	58	3,668
Diamondback Energy	15	2,192
EOG Resources	52	6,877
EQT	31	1,013
Exxon Mobil	375	43,504
Halliburton	78	3,215
Hess	25	3,754
Kinder Morgan	172	3,148
Marathon Oil	68	1,868
Marathon Petroleum	46	5,912
Occidental Petroleum	65	4,211
ONEOK	40	2,739
Phillips 66	42	4,211
Pioneer Natural Resources	21	4,837
Schlumberger	128	7,294
Targa Resources	19	1,425
Valero Energy	35	4,901
Williams	109	3,514
		155,844
Financials — 11.6%
Aflac	50	3,675

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Allstate	26	$3,340
American Express	54	9,446
American International Group	67	4,236
Ameriprise Financial	9	3,151
Aon, Cl A	19	6,055
Arch Capital Group *	32	2,059
Arthur J Gallagher	21	4,110
Assurant	4	530
Bank of America	635	22,530
Bank of New York Mellon	65	3,287
Berkshire Hathaway, Cl B *	164	51,089
BlackRock, Cl A	14	10,629
Brown & Brown	20	1,171
Capital One Financial	34	4,046
Cboe Global Markets	9	1,106
Charles Schwab	138	10,684
Chubb	39	8,872
Cincinnati Financial	14	1,584
Citigroup	175	9,139
Citizens Financial Group	39	1,690
CME Group, Cl A	32	5,653
Comerica	11	806
Discover Financial Services	24	2,802
Everest Re Group	3	1,049
FactSet Research Systems	3	1,269
Fifth Third Bancorp	60	2,177
First Republic Bank	16	2,254
Franklin Resources	23	718
Globe Life	8	967
Goldman Sachs Group	31	11,340
Hartford Financial Services Group	26	2,018
Huntington Bancshares	126	1,911
Intercontinental Exchange	49	5,270
Invesco	26	481
JPMorgan Chase	266	37,229
KeyCorp	80	1,535
Lincoln National	11	390
Loews	13	799
M&T Bank	17	2,652

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
MarketAxess Holdings	3	$1,092
Marsh & McLennan	45	7,871
MetLife	65	4,746
Moody’s	14	4,519
Morgan Stanley	123	11,972
MSCI, Cl A	7	3,721
Nasdaq	27	1,625
Northern Trust	18	1,745
PNC Financial Services Group	36	5,955
Principal Financial Group	20	1,851
Progressive	52	7,090
Prudential Financial	33	3,463
Raymond James Financial	17	1,917
Regions Financial	81	1,907
S&P Global	31	11,623
Signature Bank NY	5	645
State Street	32	2,923
SVB Financial Group *	5	1,512
Synchrony Financial	39	1,432
T Rowe Price Group	22	2,562
Travelers	21	4,014
Truist Financial	130	6,421
US Bancorp	122	6,076
W R Berkley	18	1,263
Wells Fargo	346	16,217
Willis Towers Watson	11	2,796
Zions Bancorp	12	638
		361,345
Health Care — 14.7%
Abbott Laboratories	161	17,798
AbbVie	161	23,788
Agilent Technologies	26	3,954
Align Technology *	6	1,618
AmerisourceBergen	16	2,703
Amgen	48	12,115
Baxter International	44	2,010
Becton Dickinson	26	6,558
Biogen *	13	3,782
Bio-Rad Laboratories, Cl A *	2	935

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bio-Techne	13	$1,036
Boston Scientific *	129	5,966
Bristol-Myers Squibb	193	14,021
Cardinal Health	26	2,008
Catalent *	15	803
Centene *	51	3,888
Charles River Laboratories International *	4	973
Cigna	28	8,867
Cooper	4	1,396
CVS Health	119	10,498
Danaher	59	15,598
DaVita *	4	330
DENTSPLY SIRONA	17	626
Dexcom *	35	3,748
Edwards Lifesciences *	55	4,218
Elevance Health	22	11,000
Eli Lilly	71	24,435
GE HealthCare Technologies *	33	2,294
Gilead Sciences	114	9,569
HCA Healthcare	19	4,846
Henry Schein *	11	948
Hologic *	26	2,116
Humana	12	6,140
IDEXX Laboratories *	8	3,844
Illumina *	13	2,785
Incyte *	13	1,107
Intuitive Surgical *	33	8,108
IQVIA Holdings *	18	4,129
Johnson & Johnson	238	38,894
Laboratory Corp of America Holdings	8	2,017
McKesson	13	4,923
Medtronic	120	10,043
Merck	233	25,026
Mettler-Toledo International *	2	3,066
Moderna *	31	5,458
Molina Healthcare *	5	1,559
Organon	20	603
PerkinElmer	11	1,513
Pfizer	516	22,787

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Quest Diagnostics	10	$1,485
Regeneron Pharmaceuticals *	10	7,585
ResMed	13	2,969
STERIS	10	2,065
Stryker	30	7,614
Teleflex	4	974
Thermo Fisher Scientific	36	20,532
UnitedHealth Group	85	42,431
Universal Health Services, Cl B	8	1,186
Vertex Pharmaceuticals *	23	7,431
Viatris, Cl W	103	1,252
Waters *	5	1,643
West Pharmaceutical Services	6	1,594
Zimmer Biomet Holdings	19	2,419
Zoetis, Cl A	42	6,951
		454,578
Industrials — 8.3%
3M	52	5,984
A O Smith	10	677
Alaska Air Group *	10	513
Allegion	7	823
American Airlines Group *	53	855
AMETEK	20	2,898
Boeing *	51	10,863
Carrier Global	74	3,369
Caterpillar	47	11,858
CH Robinson Worldwide	13	1,302
Cintas	8	3,550
Copart *	42	2,798
CoStar Group *	36	2,804
CSX	198	6,122
Cummins	13	3,244
Deere	25	10,571
Delta Air Lines *	56	2,190
Dover	12	1,822
Eaton	36	5,840
Emerson Electric	52	4,691
Equifax	10	2,222
Expeditors International of Washington	13	1,406

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Fastenal	51	$2,578
FedEx	21	4,071
Fortive	29	1,973
Generac Holdings *	5	603
General Dynamics	20	4,661
General Electric	99	7,968
Honeywell International	61	12,717
Howmet Aerospace	39	1,587
Huntington Ingalls Industries	3	662
IDEX	6	1,438
Illinois Tool Works	25	5,901
Ingersoll Rand	35	1,960
Jacobs Solutions	13	1,606
JB Hunt Transport Services	7	1,323
Johnson Controls International	62	4,313
L3Harris Technologies	17	3,652
Leidos Holdings	12	1,186
Lockheed Martin	21	9,728
Masco	26	1,383
Nordson	5	1,217
Norfolk Southern	21	5,162
Northrop Grumman	13	5,825
Old Dominion Freight Line	9	2,999
Otis Worldwide	37	3,043
PACCAR	35	3,826
Parker-Hannifin	11	3,586
Pentair	13	720
Quanta Services	12	1,826
Raytheon Technologies	136	13,580
Republic Services, Cl A	18	2,247
Robert Half International	9	756
Rockwell Automation	10	2,820
Rollins	16	582
Snap-On	4	995
Southwest Airlines	52	1,860
Stanley Black & Decker	12	1,072
Textron	16	1,166
Trane Technologies	20	3,582
TransDigm Group	5	3,589

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Union Pacific	57	$11,639
United Airlines Holdings *	26	1,273
United Parcel Service, Cl B	66	12,225
United Rentals	6	2,646
Verisk Analytics, Cl A	13	2,363
Waste Management	34	5,261
Westinghouse Air Brake Technologies	16	1,661
WW Grainger	4	2,358
Xylem	16	1,664
		257,255
Information Technology — 26.4%
Accenture, Cl A	57	15,906
Adobe *	42	15,554
Advanced Micro Devices *	146	10,972
Akamai Technologies *	13	1,156
Amphenol, Cl A	52	4,148
Analog Devices	48	8,231
ANSYS *	7	1,865
Apple	1,358	195,946
Applied Materials	80	8,919
Arista Networks *	24	3,024
Autodesk *	19	4,088
Automatic Data Processing	38	8,581
Broadcom	37	21,645
Broadridge Financial Solutions	10	1,504
Cadence Design Systems *	26	4,754
CDW	12	2,352
Ceridian HCM Holding *	13	940
Cisco Systems	380	18,495
Cognizant Technology Solutions, Cl A	45	3,004
Corning	67	2,319
DXC Technology *	18	517
Enphase Energy *	13	2,878
EPAM Systems *	5	1,663
F5 *	4	591
Fidelity National Information Services	53	3,977
First Solar *	9	1,598
Fiserv *	57	6,081
FleetCor Technologies *	6	1,253

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	58	$3,036
Gartner *	8	2,705
Gen Digital	49	1,128
Global Payments	24	2,705
Hewlett Packard Enterprise	112	1,807
HP	92	2,681
Intel	389	10,993
International Business Machines	82	11,048
Intuit	26	10,989
Jack Henry & Associates	8	1,441
Juniper Networks	27	872
Keysight Technologies *	16	2,870
KLA	13	5,102
Lam Research	13	6,501
Mastercard, Cl A	78	28,907
Microchip Technology	49	3,803
Micron Technology	98	5,909
Microsoft	677	167,767
Monolithic Power Systems	4	1,706
Motorola Solutions	15	3,855
NetApp	18	1,192
NVIDIA	226	44,154
ON Semiconductor *	45	3,305
Oracle	139	12,296
Paychex	32	3,708
Paycom Software *	4	1,296
PayPal Holdings *	103	8,393
PTC *	9	1,214
Qorvo *	8	869
QUALCOMM	102	13,587
Roper Technologies	9	3,841
Salesforce *	90	15,117
Seagate Technology Holdings	16	1,084
ServiceNow *	19	8,647
Skyworks Solutions	13	1,426
SolarEdge Technologies *	6	1,915
Synopsys *	15	5,306
TE Connectivity	28	3,560
Teledyne Technologies *	4	1,697

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Teradyne	13	$1,322
Texas Instruments	84	14,886
Trimble *	26	1,510
Tyler Technologies *	3	968
VeriSign *	10	2,181
Visa, Cl A	149	34,301
Western Digital *	26	1,143
Zebra Technologies, Cl A *	4	1,265
		817,969
Materials — 2.4%
Air Products & Chemicals	20	6,410
Albemarle	12	3,377
Amcor	129	1,556
Avery Dennison	9	1,705
Ball	27	1,572
Celanese, Cl A	8	986
CF Industries Holdings	16	1,355
Corteva	64	4,125
Dow	63	3,739
DuPont de Nemours	44	3,254
Eastman Chemical	13	1,146
Ecolab	22	3,406
FMC	13	1,731
Freeport-McMoRan	128	5,711
International Flavors & Fragrances	22	2,474
International Paper	39	1,631
LyondellBasell Industries, Cl A	26	2,514
Martin Marietta Materials	5	1,798
Mosaic	29	1,437
Newmont	78	4,129
Nucor	26	4,394
Packaging Corp of America	10	1,427
PPG Industries	23	2,998
Sealed Air	12	657
Sherwin-Williams	23	5,442
Steel Dynamics	15	1,810
Vulcan Materials	13	2,383

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Westrock	21	$824
		73,991
Real Estate — 2.7%
Alexandria Real Estate Equities ‡	13	2,090
American Tower ‡	42	9,382
AvalonBay Communities ‡	12	2,129
Boston Properties ‡	12	895
Camden Property Trust ‡	9	1,109
CBRE Group, Cl A *	26	2,223
Crown Castle ‡	39	5,776
Digital Realty Trust ‡	25	2,866
Equinix ‡	8	5,905
Equity Residential ‡	35	2,228
Essex Property Trust ‡	5	1,130
Extra Space Storage ‡	12	1,894
Federal Realty Investment Trust ‡	5	558
Healthpeak Properties ‡	46	1,264
Host Hotels & Resorts ‡	60	1,131
Invitation Homes ‡	50	1,625
Iron Mountain ‡	25	1,365
Kimco Realty ‡	53	1,190
Mid-America Apartment Communities ‡	9	1,501
ProLogis ‡	83	10,730
Public Storage ‡	15	4,565
Realty Income ‡	56	3,798
Regency Centers ‡	13	866
SBA Communications, Cl A ‡	9	2,678
Simon Property Group ‡	33	4,239
UDR ‡	26	1,107
Ventas ‡	42	2,176
VICI Properties, Cl A ‡	99	3,384
Welltower ‡	39	2,927
Weyerhaeuser ‡	65	2,238
		84,969
Utilities — 2.9%
AES	55	1,508
Alliant Energy	26	1,405
Ameren	26	2,259

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
American Electric Power	46	$4,322
American Water Works	16	2,504
Atmos Energy	12	1,410
CenterPoint Energy	52	1,566
CMS Energy	25	1,580
Consolidated Edison	32	3,050
Constellation Energy	29	2,475
Dominion Energy	75	4,773
DTE Energy	17	1,978
Duke Energy	70	7,171
Edison International	40	2,756
Entergy	17	1,841
Evergy	20	1,253
Eversource Energy	31	2,552
Exelon	89	3,755
FirstEnergy	48	1,966
NextEra Energy	180	13,433
NiSource	34	944
NRG Energy	26	890
PG&E *	142	2,258
Pinnacle West Capital	13	969
PPL	64	1,894
Public Service Enterprise Group	42	2,601
Sempra Energy	31	4,970
Southern	97	6,565
WEC Energy Group	26	2,444
Xcel Energy	49	3,370
		90,462
TOTAL UNITED STATES		3,073,104
TOTAL COMMON STOCK
(Cost $3,335,378)		3,093,119

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Tail Risk ETF

Value
PURCHASED OPTIONS — 0.2%
(Cost $43,197)	$5,694
TOTAL INVESTMENTS — 99.9%
(Cost $3,378,575)	$3,098,813

Percentages are based on Net Assets of $3,102,588.

A list of the exchange traded option contracts held by the Fund at January 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%
Put Options
Mini-SPX Index	16	$555,200	$347.00	03/17/23	$1,224
S&P 500 Index	6	2,082,000	3,470.00	03/17/23	4,470
Total Purchased Options		$2,637,200			$5,694

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at January 31, 2023 was $3,093,119.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,093,119	$—	$—	$3,093,119
Purchased Options	5,694	—	—	5,694
Total Investments in Securities	$3,098,813	$—	$—	$3,098,813

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — 104.3%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	198	$36,494
UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	381	126,088
UNITED STATES — 103.7%
Communication Services — 8.2%
Activision Blizzard	567	43,415
Alphabet, Cl A *	4,616	456,245
Alphabet, Cl C *	4,096	409,067
AT&T	5,515	112,341
Charter Communications, Cl A *	90	34,588
Comcast, Cl A	3,367	132,491
DISH Network, Cl A *	242	3,482
Electronic Arts	198	25,479
Fox, Cl A	242	8,213
Fox, Cl B	121	3,836
Interpublic Group	282	10,282
Live Nation Entertainment *	121	9,739
Lumen Technologies	774	4,063
Match Group *	242	13,097
Meta Platforms, Cl A *	1,743	259,655
Netflix *	346	122,436
News, Cl A	339	6,868
News, Cl B	121	2,473
Omnicom Group	138	11,867
Paramount Global, Cl B	385	8,917
Take-Two Interactive Software *	130	14,720
T-Mobile US *	458	68,384
Verizon Communications	3,261	135,560
Walt Disney *	1,414	153,405
Warner Bros Discovery *	1,621	24,023
		2,074,646
Consumer Discretionary — 10.9%
Advance Auto Parts	41	6,244
Amazon.com *	6,867	708,194

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Aptiv *	201	$22,731
AutoZone *	13	31,705
Bath & Body Works	152	6,994
Best Buy	165	14,639
Booking Holdings *	27	65,721
BorgWarner	150	7,092
Caesars Entertainment *	134	6,976
CarMax *	121	8,524
Carnival *	657	7,109
Chipotle Mexican Grill, Cl A *	19	31,281
Darden Restaurants	97	14,353
Dollar General	170	39,712
Dollar Tree *	168	25,230
Domino’s Pizza	24	8,472
DR Horton	233	22,995
eBay	403	19,949
Etsy *	97	13,345
Expedia Group *	121	13,830
Ford Motor	2,979	40,246
Garmin	121	11,964
General Motors	1,100	43,252
Genuine Parts	108	18,125
Hasbro	121	7,160
Hilton Worldwide Holdings	206	29,889
Home Depot	801	259,660
Las Vegas Sands *	238	14,042
Lennar, Cl A	187	19,149
LKQ	186	10,967
Lowe’s	480	99,960
Marriott International, Cl A	210	36,578
McDonald’s	573	153,220
MGM Resorts International	279	11,553
Mohawk Industries *	23	2,761
Newell Brands	329	5,251
NIKE, Cl B	973	123,892
Norwegian Cruise Line Holdings *	345	5,247
NVR *	2	10,540
O’Reilly Automotive *	43	34,071
Pool	27	10,411

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
PulteGroup	169	$9,614
Ralph Lauren, Cl A	31	3,839
Ross Stores	265	31,320
Royal Caribbean Cruises *	153	9,936
Starbucks	874	95,388
Tapestry	181	8,248
Target	352	60,593
Tesla *	2,085	361,164
TJX	890	72,855
Tractor Supply	82	18,695
Ulta Beauty *	35	17,989
VF	242	7,488
Whirlpool	34	5,290
Wynn Resorts *	95	9,846
Yum! Brands	213	27,799
		2,763,098
Consumer Staples — 7.0%
Altria Group	1,365	61,480
Archer-Daniels-Midland	424	35,128
Brown-Forman, Cl B	153	10,187
Campbell Soup	166	8,620
Church & Dwight	194	15,687
Clorox	108	15,626
Coca-Cola	3,026	185,554
Colgate-Palmolive	630	46,954
Conagra Brands	359	13,351
Constellation Brands, Cl A	120	27,782
Costco Wholesale	346	176,854
Estee Lauder, Cl A	173	47,935
General Mills	449	35,184
Hershey	121	27,177
Hormel Foods	242	10,965
J M Smucker	77	11,766
Kellogg	221	15,156
Keurig Dr Pepper	647	22,826
Kimberly-Clark	258	33,543
Kraft Heinz	591	23,953
Kroger	501	22,360
Lamb Weston Holdings	121	12,087

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
McCormick	198	$14,874
Molson Coors Beverage, Cl B	121	6,362
Mondelez International, Cl A	1,043	68,254
Monster Beverage *	287	29,871
PepsiCo	1,073	183,504
Philip Morris International	1,204	125,505
Procter & Gamble	1,841	262,122
Sysco	381	29,512
Tyson Foods, Cl A	242	15,911
Walgreens Boots Alliance	559	20,605
Walmart	1,092	157,106
		1,773,801
Energy — 5.3%
APA	276	12,235
Baker Hughes, Cl A	813	25,805
Chevron	1,371	238,581
ConocoPhillips	974	118,701
Coterra Energy	607	15,193
Devon Energy	491	31,051
Diamondback Energy	135	19,726
EOG Resources	446	58,983
EQT	296	9,670
Exxon Mobil	3,180	368,912
Halliburton	722	29,761
Hess	209	31,383
Kinder Morgan	1,576	28,841
Marathon Oil	493	13,543
Marathon Petroleum	362	46,524
Occidental Petroleum	563	36,477
ONEOK	363	24,858
Phillips 66	362	36,298
Pioneer Natural Resources	182	41,924
Schlumberger	1,073	61,140
Targa Resources	182	13,654
Valero Energy	287	40,189
Williams	943	30,402
		1,333,851

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — 12.2%
Aflac	432	$31,752
Allstate	208	26,722
American Express	457	79,943
American International Group	572	36,162
Ameriprise Financial	82	28,710
Aon, Cl A	159	50,670
Arch Capital Group *	304	19,562
Arthur J Gallagher	162	31,707
Assurant	48	6,364
Bank of America	5,427	192,550
Bank of New York Mellon	548	27,712
Berkshire Hathaway, Cl B *	1,400	436,128
BlackRock, Cl A	119	90,346
Brown & Brown	195	11,419
Capital One Financial	298	35,462
Cboe Global Markets	76	9,339
Charles Schwab	1,182	91,510
Chubb	319	72,569
Cincinnati Financial	121	13,691
Citigroup	1,473	76,920
Citizens Financial Group	360	15,595
CME Group, Cl A	271	47,875
Comerica	121	8,871
Discover Financial Services	203	23,696
Everest Re Group	27	9,442
FactSet Research Systems	26	10,996
Fifth Third Bancorp	524	19,016
First Republic Bank	143	20,146
Franklin Resources	242	7,550
Globe Life	63	7,614
Goldman Sachs Group	260	95,111
Hartford Financial Services Group	237	18,394
Huntington Bancshares	1,182	17,931
Intercontinental Exchange	423	45,494
Invesco	246	4,553
JPMorgan Chase	2,271	317,849
KeyCorp	750	14,393
Lincoln National	121	4,287
Loews	161	9,898

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
M&T Bank	141	$21,996
MarketAxess Holdings	26	9,460
Marsh & McLennan	379	66,291
MetLife	504	36,802
Moody’s	119	38,407
Morgan Stanley	1,011	98,401
MSCI, Cl A	70	37,209
Nasdaq	247	14,867
Northern Trust	166	16,097
PNC Financial Services Group	312	51,614
Principal Financial Group	168	15,548
Progressive	445	60,676
Prudential Financial	277	29,068
Raymond James Financial	146	16,464
Regions Financial	750	17,655
S&P Global	259	97,110
Signature Bank NY	43	5,545
State Street	271	24,750
SVB Financial Group *	46	13,912
Synchrony Financial	339	12,452
T Rowe Price Group	167	19,451
Travelers	167	31,917
Truist Financial	1,000	49,390
US Bancorp	1,023	50,945
W R Berkley	161	11,293
Wells Fargo	2,941	137,845
Willis Towers Watson	82	20,844
Zions Bancorp	121	6,432
		3,080,390
Health Care — 15.4%
Abbott Laboratories	1,352	149,464
AbbVie	1,371	202,565
Agilent Technologies	229	34,826
Align Technology *	53	14,296
AmerisourceBergen	121	20,444
Amgen	408	102,979
Baxter International	416	19,007
Becton Dickinson	229	57,758
Biogen *	109	31,708

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bio-Rad Laboratories, Cl A *	13	$6,077
Bio-Techne	120	9,559
Boston Scientific *	1,082	50,043
Bristol-Myers Squibb	1,649	119,800
Cardinal Health	199	15,373
Catalent *	151	8,086
Centene *	447	34,079
Charles River Laboratories International *	34	8,271
Cigna	237	75,051
Cooper	33	11,515
CVS Health	1,010	89,102
Danaher	506	133,776
DaVita *	24	1,977
DENTSPLY SIRONA	145	5,340
Dexcom *	293	31,377
Edwards Lifesciences *	466	35,742
Elevance Health	191	95,498
Eli Lilly	613	210,964
GE HealthCare Technologies *	274	19,049
Gilead Sciences	969	81,338
HCA Healthcare	161	41,066
Henry Schein *	121	10,424
Hologic *	218	17,739
Humana	103	52,705
IDEXX Laboratories *	65	31,233
Illumina *	121	25,918
Incyte *	157	13,367
Intuitive Surgical *	271	66,582
IQVIA Holdings *	141	32,347
Johnson & Johnson	2,025	330,926
Laboratory Corp of America Holdings	67	16,892
McKesson	109	41,276
Medtronic	1,010	84,527
Merck	1,968	211,383
Mettler-Toledo International *	15	22,994
Moderna *	254	44,719
Molina Healthcare *	40	12,473
Organon	242	7,291
PerkinElmer	111	15,266

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Pfizer	4,365	$192,758
Quest Diagnostics	89	13,215
Regeneron Pharmaceuticals *	89	67,504
ResMed	114	26,034
STERIS	88	18,173
Stryker	255	64,722
Teleflex	32	7,789
Thermo Fisher Scientific	311	177,373
UnitedHealth Group	723	360,914
Universal Health Services, Cl B	46	6,818
Vertex Pharmaceuticals *	208	67,205
Viatris, Cl W	992	12,063
Waters *	40	13,143
West Pharmaceutical Services	52	13,811
Zimmer Biomet Holdings	167	21,266
Zoetis, Cl A	355	58,749
		3,875,729
Industrials — 8.7%
3M	421	48,449
A O Smith	121	8,192
Alaska Air Group *	121	6,212
Allegion	86	10,109
American Airlines Group *	508	8,199
AMETEK	171	24,781
Boeing *	438	93,294
Carrier Global	627	28,547
Caterpillar	402	101,421
CH Robinson Worldwide	87	8,715
Cintas	75	33,280
Copart *	357	23,780
CoStar Group *	326	25,395
CSX	1,609	49,750
Cummins	105	26,202
Deere	215	90,911
Delta Air Lines *	508	19,863
Dover	121	18,371
Eaton	303	49,150
Emerson Electric	447	40,328
Equifax	92	20,442

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Expeditors International of Washington	119	$12,870
Fastenal	446	22,545
FedEx	181	35,089
Fortive	265	18,028
Generac Holdings *	43	5,186
General Dynamics	168	39,154
General Electric	835	67,201
Honeywell International	514	107,159
Howmet Aerospace	271	11,027
Huntington Ingalls Industries	27	5,955
IDEX	51	12,224
Illinois Tool Works	214	50,512
Ingersoll Rand	296	16,576
Jacobs Solutions	92	11,367
JB Hunt Transport Services	61	11,532
Johnson Controls International	516	35,898
L3Harris Technologies	152	32,653
Leidos Holdings	121	11,960
Lockheed Martin	174	80,607
Masco	168	8,938
Nordson	36	8,759
Norfolk Southern	176	43,262
Northrop Grumman	111	49,732
Old Dominion Freight Line	70	23,327
Otis Worldwide	314	25,820
PACCAR	280	30,607
Parker-Hannifin	97	31,622
Pentair	121	6,701
Quanta Services	121	18,415
Raytheon Technologies	1,127	112,531
Republic Services, Cl A	161	20,096
Robert Half International	99	8,312
Rockwell Automation	86	24,255
Rollins	208	7,571
Snap-On	36	8,954
Southwest Airlines	484	17,313
Stanley Black & Decker	121	10,806
Textron	158	11,510
Trane Technologies	177	31,704

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
TransDigm Group	38	$27,274
Union Pacific	477	97,399
United Airlines Holdings *	242	11,848
United Parcel Service, Cl B	569	105,396
United Rentals	51	22,488
Verisk Analytics, Cl A	116	21,088
Waste Management	283	43,789
Westinghouse Air Brake Technologies	144	14,949
WW Grainger	31	18,274
Xylem	151	15,705
		2,201,379
Information Technology — 27.5%
Accenture, Cl A	487	135,897
Adobe *	361	133,693
Advanced Micro Devices *	1,231	92,510
Akamai Technologies *	121	10,763
Amphenol, Cl A	462	36,854
Analog Devices	394	67,559
ANSYS *	65	17,313
Apple	11,570	1,669,435
Applied Materials	650	72,468
Arista Networks *	189	23,818
Autodesk *	162	34,856
Automatic Data Processing	325	73,388
Broadcom	320	187,203
Broadridge Financial Solutions	88	13,232
Cadence Design Systems *	206	37,663
CDW	100	19,603
Ceridian HCM Holding *	121	8,746
Cisco Systems	3,186	155,063
Cognizant Technology Solutions, Cl A	389	25,966
Corning	601	20,801
DXC Technology *	157	4,511
Enphase Energy *	111	24,573
EPAM Systems *	40	13,306
F5 *	41	6,054
Fidelity National Information Services	458	34,368
First Solar *	87	15,451
Fiserv *	484	51,633

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
FleetCor Technologies *	51	$10,649
Fortinet *	487	25,490
Gartner *	62	20,965
Gen Digital	484	11,137
Global Payments	205	23,108
Hewlett Packard Enterprise	1,061	17,114
HP	672	19,582
Intel	3,185	90,008
International Business Machines	702	94,580
Intuit	220	92,987
Jack Henry & Associates	52	9,365
Juniper Networks	242	7,817
Keysight Technologies *	133	23,854
KLA	107	41,995
Lam Research	104	52,010
Mastercard, Cl A	655	242,743
Microchip Technology	415	32,212
Micron Technology	835	50,351
Microsoft	5,769	1,429,616
Monolithic Power Systems	30	12,797
Motorola Solutions	128	32,897
NetApp	161	10,663
NVIDIA	1,927	376,478
ON Semiconductor *	322	23,651
Oracle	1,190	105,267
Paychex	247	28,617
Paycom Software *	33	10,690
PayPal Holdings *	879	71,630
PTC *	97	13,083
Qorvo *	72	7,824
QUALCOMM	858	114,294
Roper Technologies	89	37,981
Salesforce *	768	129,001
Seagate Technology Holdings	163	11,048
ServiceNow *	153	69,635
Skyworks Solutions	121	13,270
SolarEdge Technologies *	38	12,127
Synopsys *	115	40,681
TE Connectivity	239	30,389

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Teledyne Technologies *	32	$13,576
Teradyne	121	12,306
Texas Instruments	704	124,756
Trimble *	218	12,657
Tyler Technologies *	28	9,038
VeriSign *	69	15,045
Visa, Cl A	1,265	291,216
Western Digital *	242	10,636
Zebra Technologies, Cl A *	36	11,382
		6,934,945
Materials — 2.4%
Air Products & Chemicals	167	53,525
Albemarle	88	24,768
Amcor	1,234	14,882
Avery Dennison	59	11,177
Ball	242	14,094
Celanese, Cl A	78	9,610
CF Industries Holdings	160	13,552
Corteva	541	34,868
Dow	524	31,099
DuPont de Nemours	373	27,583
Eastman Chemical	85	7,494
Ecolab	186	28,798
FMC	91	12,115
Freeport-McMoRan	1,077	48,056
International Flavors & Fragrances	192	21,592
International Paper	299	12,504
LyondellBasell Industries, Cl A	187	18,081
Martin Marietta Materials	42	15,105
Mosaic	260	12,880
Newmont	592	31,335
Nucor	196	33,128
Packaging Corp of America	67	9,561
PPG Industries	188	24,504
Sealed Air	109	5,969
Sherwin-Williams	194	45,899
Steel Dynamics	130	15,683
Vulcan Materials	98	17,966

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Westrock	242	$9,496
		605,324
Real Estate — 3.0%
Alexandria Real Estate Equities ‡	121	19,450
American Tower ‡	355	79,303
AvalonBay Communities ‡	109	19,341
Boston Properties ‡	121	9,019
Camden Property Trust ‡	95	11,705
CBRE Group, Cl A *	244	20,864
Crown Castle ‡	328	48,580
Digital Realty Trust ‡	224	25,675
Equinix ‡	79	58,312
Equity Residential ‡	276	17,567
Essex Property Trust ‡	43	9,721
Extra Space Storage ‡	101	15,941
Federal Realty Investment Trust ‡	50	5,577
Healthpeak Properties ‡	460	12,641
Host Hotels & Resorts ‡	605	11,404
Invitation Homes ‡	476	15,470
Iron Mountain ‡	242	13,208
Kimco Realty ‡	480	10,781
Mid-America Apartment Communities ‡	84	14,005
ProLogis ‡	715	92,435
Public Storage ‡	127	38,651
Realty Income ‡	503	34,119
Regency Centers ‡	121	8,062
SBA Communications, Cl A ‡	83	24,695
Simon Property Group ‡	251	32,244
UDR ‡	242	10,307
Ventas ‡	314	16,268
VICI Properties, Cl A ‡	714	24,405
Welltower ‡	379	28,440
Weyerhaeuser ‡	605	20,830
		749,020
Utilities — 3.1%
AES	562	15,404
Alliant Energy	219	11,833
Ameren	204	17,721

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
American Electric Power	392	$36,832
American Water Works	145	22,691
Atmos Energy	121	14,222
CenterPoint Energy	481	14,488
CMS Energy	242	15,292
Consolidated Edison	270	25,734
Constellation Energy	268	22,876
Dominion Energy	626	39,839
DTE Energy	152	17,688
Duke Energy	584	59,831
Edison International	278	19,154
Entergy	158	17,108
Evergy	182	11,402
Eversource Energy	278	22,888
Exelon	741	31,263
FirstEnergy	393	16,093
NextEra Energy	1,546	115,378
NiSource	363	10,073
NRG Energy	159	5,441
PG&E *	1,293	20,559
Pinnacle West Capital	101	7,530
PPL	605	17,908
Public Service Enterprise Group	369	22,852
Sempra Energy	237	37,998
Southern	866	58,611
WEC Energy Group	234	21,994
Xcel Energy	406	27,921
		778,624
TOTAL UNITED STATES		26,170,807
TOTAL COMMON STOCK
(Cost $27,993,160)		26,333,389

PURCHASED OPTIONS — 0.1%
(Cost $124,615)		32,157
TOTAL INVESTMENTS — 104.4%
(Cost $28,117,775)		$26,365,546

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Risk Managed Income ETF

Value
WRITTEN OPTIONS— (4.7)%
(Premiums Received $(611,140))	$(1,174,668)

Percentages are based on Net Assets of $25,243,385.

A list of the exchange traded option contracts held by the Fund at January 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.1%
Put Options
Mini-SPX Index	25	$932,500	$373.00	02/17/23	$2,088
S&P 500 Index	62	23,095,000	3,725.00	02/17/23	30,070
Total Purchased Options		$24,027,500			$32,158

WRITTEN OPTIONS — (4.7)%
Call Options
Mini-SPX Index	(25)	$(980,000)	392.00	02/17/23	$(45,338)
S&P 500 Index	(62)	(24,304,000)	3,920.00	02/17/23	(1,129,330)
Total Written Options		$(25,284,000)			$(1,174,668)

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at January 31, 2023 was $26,333,389.

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Risk Managed Income ETF

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$26,333,389	$—	$—	$26,333,389
Purchased Options	32,157	—	—	32,157
Total Investments in Securities	$26,365,546	$—	$—	$26,365,546

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,174,668)	$—	$—	$(1,174,668)
Total Other Financial Instruments	$(1,174,668)	$—	$—	$(1,174,668)

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — 100.3%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	30	$5,529
UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	59	19,526
UNITED STATES — 99.7%
Communication Services — 7.9%
Activision Blizzard	83	6,355
Alphabet, Cl A *	702	69,386
Alphabet, Cl C *	622	62,119
AT&T	839	17,090
Charter Communications, Cl A *	12	4,612
Comcast, Cl A	504	19,832
DISH Network, Cl A *	32	461
Electronic Arts	32	4,118
Fox, Cl A	32	1,086
Fox, Cl B	16	507
Interpublic Group	48	1,750
Live Nation Entertainment *	16	1,288
Lumen Technologies	108	567
Match Group *	31	1,678
Meta Platforms, Cl A *	264	39,328
Netflix *	52	18,401
News, Cl A	48	972
News, Cl B	16	327
Omnicom Group	28	2,408
Paramount Global, Cl B	64	1,482
Take-Two Interactive Software *	19	2,151
T-Mobile US *	69	10,302
Verizon Communications	496	20,619
Walt Disney *	216	23,434
Warner Bros Discovery *	279	4,135
		314,408
Consumer Discretionary — 10.6%
Advance Auto Parts	7	1,066
Amazon.com *	1,044	107,668

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Aptiv *	32	$3,619
AutoZone *	2	4,878
Bath & Body Works	32	1,472
Best Buy	24	2,129
Booking Holdings *	5	12,171
BorgWarner	32	1,513
Caesars Entertainment *	21	1,093
CarMax *	16	1,127
Carnival *	82	887
Chipotle Mexican Grill, Cl A *	3	4,939
Darden Restaurants	16	2,368
Dollar General	26	6,074
Dollar Tree *	24	3,604
Domino’s Pizza	5	1,765
DR Horton	38	3,750
eBay	71	3,515
Etsy *	16	2,201
Expedia Group *	16	1,829
Ford Motor	493	6,660
Garmin	16	1,582
General Motors	164	6,449
Genuine Parts	16	2,685
Hasbro	16	947
Hilton Worldwide Holdings	32	4,643
Home Depot	120	38,900
Las Vegas Sands *	32	1,888
Lennar, Cl A	32	3,277
LKQ	32	1,887
Lowe’s	72	14,994
Marriott International, Cl A	31	5,400
McDonald’s	87	23,264
MGM Resorts International	34	1,408
Mohawk Industries *	4	480
Newell Brands	38	607
NIKE, Cl B	149	18,972
Norwegian Cruise Line Holdings *	38	578
O’Reilly Automotive *	7	5,546
Pool	4	1,542
PulteGroup	32	1,821

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ralph Lauren, Cl A	3	$372
Ross Stores	39	4,609
Royal Caribbean Cruises *	27	1,753
Starbucks	134	14,625
Tapestry	32	1,458
Target	53	9,123
Tesla *	315	54,564
TJX	135	11,051
Tractor Supply	14	3,192
Ulta Beauty *	6	3,084
VF	32	990
Whirlpool	5	778
Wynn Resorts *	16	1,658
Yum! Brands	32	4,176
		422,631
Consumer Staples — 6.7%
Altria Group	208	9,368
Archer-Daniels-Midland	64	5,303
Brown-Forman, Cl B	16	1,065
Campbell Soup	25	1,298
Church & Dwight	31	2,507
Clorox	16	2,315
Coca-Cola	461	28,269
Colgate-Palmolive	96	7,155
Conagra Brands	48	1,785
Constellation Brands, Cl A	18	4,167
Costco Wholesale	52	26,579
Estee Lauder, Cl A	27	7,481
General Mills	68	5,329
Hershey	16	3,594
Hormel Foods	32	1,450
J M Smucker	13	1,986
Kellogg	32	2,195
Keurig Dr Pepper	94	3,316
Kimberly-Clark	39	5,070
Kraft Heinz	91	3,688
Kroger	80	3,570
Lamb Weston Holdings	16	1,598
McCormick	27	2,028

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Molson Coors Beverage, Cl B	16	$841
Mondelez International, Cl A	161	10,536
Monster Beverage *	44	4,580
PepsiCo	163	27,876
Philip Morris International	183	19,076
Procter & Gamble	278	39,582
Sysco	59	4,570
Tyson Foods, Cl A	32	2,104
Walgreens Boots Alliance	80	2,949
Walmart	165	23,739
		266,969
Energy — 5.1%
APA	34	1,507
Baker Hughes, Cl A	119	3,777
Chevron	209	36,370
ConocoPhillips	146	17,793
Coterra Energy	92	2,303
Devon Energy	77	4,869
Diamondback Energy	22	3,215
EOG Resources	69	9,125
EQT	48	1,568
Exxon Mobil	484	56,149
Halliburton	109	4,493
Hess	32	4,805
Kinder Morgan	239	4,374
Marathon Oil	82	2,252
Marathon Petroleum	58	7,454
Occidental Petroleum	86	5,572
ONEOK	48	3,287
Phillips 66	54	5,415
Pioneer Natural Resources	28	6,450
Schlumberger	164	9,345
Targa Resources	27	2,026
Valero Energy	45	6,301
Williams	153	4,933
		203,383
Financials — 11.7%
Aflac	64	4,704

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Allstate	32	$4,111
American Express	70	12,245
American International Group	85	5,374
Ameriprise Financial	12	4,201
Aon, Cl A	24	7,648
Arch Capital Group *	45	2,896
Arthur J Gallagher	23	4,502
Assurant	6	795
Bank of America	828	29,377
Bank of New York Mellon	82	4,147
Berkshire Hathaway, Cl B *	212	66,042
BlackRock, Cl A	18	13,666
Brown & Brown	28	1,640
Capital One Financial	43	5,117
Cboe Global Markets	10	1,229
Charles Schwab	178	13,781
Chubb	49	11,147
Cincinnati Financial	16	1,810
Citigroup	227	11,854
Citizens Financial Group	60	2,599
CME Group, Cl A	44	7,773
Comerica	16	1,173
Discover Financial Services	32	3,735
Everest Re Group	4	1,399
FactSet Research Systems	4	1,692
Fifth Third Bancorp	80	2,903
First Republic Bank	23	3,240
Franklin Resources	32	998
Globe Life	8	967
Goldman Sachs Group	40	14,632
Hartford Financial Services Group	37	2,872
Huntington Bancshares	160	2,427
Intercontinental Exchange	65	6,991
Invesco	32	592
JPMorgan Chase	344	48,146
KeyCorp	98	1,881
Lincoln National	16	567
Loews	27	1,660
M&T Bank	19	2,964

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
MarketAxess Holdings	3	$1,092
Marsh & McLennan	58	10,145
MetLife	80	5,842
Moody’s	18	5,809
Morgan Stanley	158	15,378
MSCI, Cl A	9	4,784
Nasdaq	36	2,167
Northern Trust	27	2,618
PNC Financial Services Group	47	7,775
Principal Financial Group	25	2,314
Progressive	68	9,272
Prudential Financial	43	4,512
Raymond James Financial	21	2,368
Regions Financial	98	2,307
S&P Global	39	14,623
Signature Bank NY	6	774
State Street	39	3,562
SVB Financial Group *	6	1,815
Synchrony Financial	49	1,800
T Rowe Price Group	25	2,912
Travelers	27	5,160
Truist Financial	153	7,557
US Bancorp	158	7,868
W R Berkley	24	1,683
Wells Fargo	448	20,998
Willis Towers Watson	13	3,304
Zions Bancorp	16	851
		464,787
Health Care — 14.7%
Abbott Laboratories	207	22,884
AbbVie	209	30,880
Agilent Technologies	34	5,171
Align Technology *	8	2,158
AmerisourceBergen	16	2,703
Amgen	62	15,649
Baxter International	55	2,513
Becton Dickinson	33	8,323
Biogen *	16	4,654
Bio-Rad Laboratories, Cl A *	2	935

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bio-Techne	20	$1,593
Boston Scientific *	166	7,677
Bristol-Myers Squibb	252	18,308
Cardinal Health	32	2,472
Catalent *	23	1,232
Centene *	66	5,032
Charles River Laboratories International *	7	1,703
Cigna	36	11,400
Cooper	5	1,745
CVS Health	155	13,674
Danaher	77	20,357
DaVita *	5	412
DENTSPLY SIRONA	18	663
Dexcom *	44	4,712
Edwards Lifesciences *	72	5,522
Elevance Health	28	14,000
Eli Lilly	93	32,006
GE HealthCare Technologies *	42	2,920
Gilead Sciences	146	12,255
HCA Healthcare	25	6,377
Henry Schein *	16	1,378
Hologic *	32	2,604
Humana	15	7,676
IDEXX Laboratories *	10	4,805
Illumina *	18	3,856
Incyte *	25	2,129
Intuitive Surgical *	41	10,073
IQVIA Holdings *	21	4,818
Johnson & Johnson	307	50,170
Laboratory Corp of America Holdings	10	2,521
McKesson	16	6,059
Medtronic	156	13,056
Merck	300	32,223
Mettler-Toledo International *	3	4,599
Moderna *	38	6,690
Molina Healthcare *	6	1,871
Organon	32	964
PerkinElmer	14	1,925
Pfizer	665	29,366

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Quest Diagnostics	13	$1,930
Regeneron Pharmaceuticals *	13	9,860
ResMed	16	3,654
STERIS	13	2,685
Stryker	39	9,899
Teleflex	4	974
Thermo Fisher Scientific	46	26,235
UnitedHealth Group	109	54,412
Universal Health Services, Cl B	7	1,037
Vertex Pharmaceuticals *	30	9,693
Viatris, Cl W	128	1,556
Waters *	7	2,300
West Pharmaceutical Services	9	2,390
Zimmer Biomet Holdings	27	3,438
Zoetis, Cl A	54	8,936
		585,712
Industrials — 8.4%
3M	65	7,480
A O Smith	16	1,083
Alaska Air Group *	16	821
Allegion	12	1,411
American Airlines Group *	66	1,065
AMETEK	28	4,058
Boeing *	65	13,845
Carrier Global	97	4,416
Caterpillar	61	15,390
CH Robinson Worldwide	16	1,603
Cintas	10	4,437
Copart *	54	3,597
CoStar Group *	45	3,505
CSX	250	7,730
Cummins	16	3,993
Deere	32	13,531
Delta Air Lines *	78	3,050
Dover	16	2,429
Eaton	46	7,462
Emerson Electric	68	6,135
Equifax	13	2,889
Expeditors International of Washington	16	1,730

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Fastenal	64	$3,235
FedEx	30	5,816
Fortive	41	2,789
Generac Holdings *	7	844
General Dynamics	26	6,060
General Electric	127	10,221
Honeywell International	79	16,470
Howmet Aerospace	48	1,953
Huntington Ingalls Industries	4	882
IDEX	9	2,157
Illinois Tool Works	32	7,553
Ingersoll Rand	48	2,688
Jacobs Solutions	16	1,977
JB Hunt Transport Services	8	1,512
Johnson Controls International	80	5,566
L3Harris Technologies	22	4,726
Leidos Holdings	16	1,581
Lockheed Martin	27	12,508
Masco	32	1,702
Nordson	5	1,217
Norfolk Southern	27	6,637
Northrop Grumman	17	7,617
Old Dominion Freight Line	10	3,332
Otis Worldwide	48	3,947
PACCAR	38	4,154
Parker-Hannifin	16	5,216
Pentair	16	886
Quanta Services	16	2,435
Raytheon Technologies	174	17,374
Republic Services, Cl A	23	2,871
Robert Half International	16	1,343
Rockwell Automation	14	3,948
Rollins	22	801
Snap-On	5	1,244
Southwest Airlines	64	2,289
Stanley Black & Decker	16	1,429
Textron	29	2,113
Trane Technologies	26	4,657
TransDigm Group	6	4,307

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Union Pacific	72	$14,702
United Airlines Holdings *	32	1,567
United Parcel Service, Cl B	86	15,930
United Rentals	9	3,969
Verisk Analytics, Cl A	20	3,636
Waste Management	43	6,653
Westinghouse Air Brake Technologies	24	2,491
WW Grainger	5	2,947
Xylem	22	2,288
		333,900
Information Technology — 26.4%
Accenture, Cl A	75	20,929
Adobe *	54	19,998
Advanced Micro Devices *	190	14,279
Akamai Technologies *	16	1,423
Amphenol, Cl A	68	5,424
Analog Devices	61	10,460
ANSYS *	10	2,664
Apple	1,752	252,796
Applied Materials	102	11,372
Arista Networks *	29	3,655
Autodesk *	26	5,594
Automatic Data Processing	48	10,839
Broadcom	47	27,495
Broadridge Financial Solutions	12	1,804
Cadence Design Systems *	32	5,851
CDW	16	3,136
Ceridian HCM Holding *	15	1,084
Cisco Systems	481	23,410
Cognizant Technology Solutions, Cl A	61	4,072
Corning	80	2,769
DXC Technology *	32	919
Enphase Energy *	16	3,542
EPAM Systems *	7	2,329
F5 *	7	1,034
Fidelity National Information Services	68	5,103
First Solar *	11	1,954
Fiserv *	77	8,214
FleetCor Technologies *	9	1,879

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	80	$4,187
Gartner *	10	3,381
Gen Digital	64	1,473
Global Payments	32	3,607
Hewlett Packard Enterprise	144	2,323
HP	103	3,001
Intel	481	13,593
International Business Machines	106	14,281
Intuit	33	13,948
Jack Henry & Associates	10	1,801
Juniper Networks	32	1,034
Keysight Technologies *	22	3,946
KLA	16	6,280
Lam Research	16	8,002
Mastercard, Cl A	100	37,060
Microchip Technology	64	4,968
Micron Technology	125	7,538
Microsoft	873	216,338
Monolithic Power Systems	6	2,559
Motorola Solutions	21	5,397
NetApp	27	1,788
NVIDIA	292	57,048
ON Semiconductor *	56	4,113
Oracle	179	15,834
Paychex	40	4,634
Paycom Software *	6	1,944
PayPal Holdings *	136	11,083
PTC *	10	1,349
Qorvo *	11	1,195
QUALCOMM	132	17,584
Roper Technologies	12	5,121
Salesforce *	117	19,652
Seagate Technology Holdings	22	1,491
ServiceNow *	23	10,468
Skyworks Solutions	16	1,755
SolarEdge Technologies *	5	1,596
Synopsys *	19	6,721
TE Connectivity	40	5,086
Teledyne Technologies *	5	2,121

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Teradyne	16	$1,627
Texas Instruments	108	19,139
Trimble *	32	1,858
Tyler Technologies *	4	1,291
VeriSign *	11	2,399
Visa, Cl A	192	44,200
Western Digital *	32	1,406
Zebra Technologies, Cl A *	5	1,581
		1,052,829
Materials — 2.4%
Air Products & Chemicals	26	8,333
Albemarle	14	3,940
Amcor	162	1,954
Avery Dennison	11	2,084
Ball	32	1,864
Celanese, Cl A	11	1,355
CF Industries Holdings	24	2,033
Corteva	80	5,156
Dow	80	4,748
DuPont de Nemours	60	4,437
Eastman Chemical	16	1,411
Ecolab	29	4,490
FMC	16	2,130
Freeport-McMoRan	165	7,362
International Flavors & Fragrances	32	3,599
International Paper	48	2,007
LyondellBasell Industries, Cl A	32	3,094
Martin Marietta Materials	8	2,877
Mosaic	36	1,783
Newmont	99	5,240
Nucor	32	5,409
Packaging Corp of America	13	1,855
PPG Industries	27	3,519
Sealed Air	16	876
Sherwin-Williams	27	6,388
Steel Dynamics	20	2,413
Vulcan Materials	16	2,933

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Westrock	32	$1,256
		94,546
Real Estate — 2.8%
Alexandria Real Estate Equities ‡	16	2,572
American Tower ‡	54	12,063
AvalonBay Communities ‡	16	2,839
Boston Properties ‡	16	1,193
Camden Property Trust ‡	11	1,355
CBRE Group, Cl A *	35	2,993
Crown Castle ‡	50	7,406
Digital Realty Trust ‡	32	3,668
Equinix ‡	11	8,119
Equity Residential ‡	44	2,801
Essex Property Trust ‡	9	2,035
Extra Space Storage ‡	16	2,525
Federal Realty Investment Trust ‡	5	558
Healthpeak Properties ‡	64	1,759
Host Hotels & Resorts ‡	80	1,508
Invitation Homes ‡	65	2,113
Iron Mountain ‡	32	1,747
Kimco Realty ‡	64	1,437
Mid-America Apartment Communities ‡	12	2,001
ProLogis ‡	108	13,962
Public Storage ‡	19	5,782
Realty Income ‡	75	5,087
Regency Centers ‡	16	1,066
SBA Communications, Cl A ‡	12	3,570
Simon Property Group ‡	37	4,753
UDR ‡	32	1,363
Ventas ‡	52	2,694
VICI Properties, Cl A ‡	123	4,204
Welltower ‡	57	4,277
Weyerhaeuser ‡	80	2,754
		110,204
Utilities — 3.0%
AES	70	1,919
Alliant Energy	32	1,729
Ameren	32	2,780

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
American Electric Power	60	$5,637
American Water Works	19	2,973
Atmos Energy	16	1,881
CenterPoint Energy	64	1,928
CMS Energy	32	2,022
Consolidated Edison	39	3,717
Constellation Energy	35	2,988
Dominion Energy	101	6,428
DTE Energy	25	2,909
Duke Energy	89	9,118
Edison International	49	3,376
Entergy	26	2,815
Evergy	32	2,005
Eversource Energy	37	3,046
Exelon	110	4,641
FirstEnergy	64	2,621
NextEra Energy	232	17,314
NiSource	48	1,332
NRG Energy	32	1,095
PG&E *	200	3,180
Pinnacle West Capital	16	1,193
PPL	80	2,368
Public Service Enterprise Group	63	3,901
Sempra Energy	39	6,253
Southern	131	8,866
WEC Energy Group	40	3,760
Xcel Energy	64	4,401
		118,196
TOTAL UNITED STATES		3,967,565
TOTAL COMMON STOCK
(Cost $4,251,673)		3,992,620

PURCHASED OPTIONS — 0.4%
(Cost $97,744)		14,879
TOTAL INVESTMENTS — 100.7%
(Cost $4,349,417)		$4,007,499

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Collar 95-110 ETF

Value
WRITTEN OPTIONS— (0.8)%
(Premiums Received $(31,532))	$(32,478)

Percentages are based on Net Assets of $3,978,804.

A list of the exchange traded option contracts held by the Fund at January 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.4%
Put Options
Mini-SPX Index	7	$256,200	$366.00	03/17/23	$1,110
S&P 500 Index	9	3,294,000	3,660.00	03/17/23	13,770
Total Purchased Options		$3,550,200			$14,880

WRITTEN OPTIONS — (0.8)%
Call Options
Mini-SPX Index	(7)	$(296,800)	424.00	03/17/23	$(2,373)
S&P 500 Index	(9)	(3,816,000)	4,240.00	03/17/23	(30,105)
Total Written Options		$(4,112,800)			$(32,478)

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at January 31, 2023 was $3,992,620.

Schedules of Investments (Unaudited)	January 31, 2023

Global X S&P 500® Collar 95-110 ETF

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,992,620	$—	$—	$3,992,620
Purchased Options	14,879	—	—	14,879
Total Investments in Securities	$4,007,499	$—	$—	$4,007,499

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(32,478)	$—	$—	$(32,478)
Total Other Financial Instruments	$(32,478)	$—	$—	$(32,478)

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.6%(A)
BRAZIL — 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	6	$7,090
CHINA — 1.0%
Consumer Discretionary — 0.6%
JD.com ADR	63	3,750
Pinduoduo ADR *	60	5,879
		9,629
Information Technology — 0.4%
NXP Semiconductors	33	6,083
TOTAL CHINA		15,712
NETHERLANDS — 0.5%
Information Technology — 0.5%
ASML Holding, Cl G	11	7,269
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR	79	5,164
UNITED STATES — 97.4%
Communication Services — 16.5%
Activision Blizzard	101	7,734
Alphabet, Cl A *	609	60,193
Alphabet, Cl C *	609	60,821
Charter Communications, Cl A *	20	7,686
Comcast, Cl A	560	22,036
Electronic Arts	36	4,632
Meta Platforms, Cl A *	292	43,499
Netflix *	58	20,524
Sirius XM Holdings	501	2,901
T-Mobile US *	161	24,039
Warner Bros Discovery *	313	4,639
		258,704
Consumer Discretionary — 14.7%
Airbnb, Cl A *	51	5,667

Schedules of Investments (Unaudited)	January 31, 2023

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Amazon.com *	1,019	$105,089
Booking Holdings *	5	12,170
Dollar Tree *	29	4,355
eBay	70	3,465
Lucid Group *	215	2,513
Lululemon Athletica *	16	4,910
Marriott International, Cl A	41	7,141
O’Reilly Automotive *	8	6,339
Rivian Automotive, Cl A *	117	2,270
Ross Stores	45	5,319
Starbucks	149	16,262
Tesla *	316	54,738
		230,238
Consumer Staples — 6.1%
Costco Wholesale	57	29,135
Keurig Dr Pepper	183	6,456
Kraft Heinz	158	6,404
Mondelez International, Cl A	177	11,583
Monster Beverage *	68	7,077
PepsiCo	179	30,613
Walgreens Boots Alliance	112	4,128
		95,396
Energy — 0.5%
Baker Hughes, Cl A	129	4,094
Diamondback Energy	23	3,361
		7,455
Health Care — 6.3%
Align Technology *	10	2,697
Amgen	69	17,416
Biogen *	19	5,527
Dexcom *	50	5,354
Gilead Sciences	163	13,682
IDEXX Laboratories *	11	5,285
Illumina *	20	4,284
Intuitive Surgical *	46	11,302
Moderna *	50	8,803
Regeneron Pharmaceuticals *	14	10,619

Schedules of Investments (Unaudited)	January 31, 2023

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Seagen *	24	$3,348
Vertex Pharmaceuticals *	33	10,662
		98,979
Industrials — 3.6%
Cintas	13	5,769
Copart *	61	4,063
CoStar Group *	52	4,051
CSX	272	8,410
Fastenal	74	3,741
Honeywell International	87	18,138
Old Dominion Freight Line	14	4,665
PACCAR	45	4,919
Verisk Analytics, Cl A	20	3,636
		57,392
Information Technology — 48.4%
Adobe *	60	22,220
Advanced Micro Devices *	209	15,706
Analog Devices	66	11,317
ANSYS *	11	2,930
Apple	1,279	184,547
Applied Materials	111	12,375
Atlassian, Cl A *	19	3,071
Autodesk *	28	6,024
Automatic Data Processing	54	12,194
Broadcom	53	31,006
Cadence Design Systems *	35	6,399
Cisco Systems	533	25,941
Cognizant Technology Solutions, Cl A	66	4,406
Crowdstrike Holdings, Cl A *	28	2,965
Datadog, Cl A *	38	2,843
Enphase Energy *	18	3,985
Fiserv *	82	8,748
Fortinet *	101	5,286
GLOBALFOUNDRIES *	70	4,150
Intel	535	15,119
Intuit	36	15,216
KLA	18	7,065
Lam Research	18	9,002

Schedules of Investments (Unaudited)	January 31, 2023

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Marvell Technology	110	$4,747
Microchip Technology	71	5,511
Micron Technology	141	8,502
Microsoft	742	183,875
NVIDIA	319	62,323
Palo Alto Networks *	39	6,187
Paychex	47	5,445
PayPal Holdings *	148	12,061
QUALCOMM	145	19,315
Synopsys *	20	7,075
Texas Instruments	118	20,911
Workday, Cl A *	26	4,717
Zoom Video Communications, Cl A *	32	2,400
Zscaler *	19	2,359
		757,943
Utilities — 1.3%
American Electric Power	66	6,202
Constellation Energy	42	3,585
Exelon	128	5,400
Xcel Energy	71	4,883
		20,070
TOTAL UNITED STATES		1,526,177
TOTAL COMMON STOCK
(Cost $1,997,828)		1,561,412

PURCHASED OPTION — 0.3%
(Cost $29,638)		4,470
TOTAL INVESTMENTS — 99.9%
(Cost $2,027,466)		$1,565,882

Percentages are based on Net Assets of $1,567,101.

Schedules of Investments (Unaudited)	January 31, 2023

Global X NASDAQ 100® Tail Risk ETF

A list of the exchange traded option contracts held by the Fund at January 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.3%
Put Options
Nasdaq-100® Reduced-Value Index	6	$1,218,000	$2,030.00	03/20/23	$4,470

*	Non-income producing security.

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at January 31, 2023 was $1,561,412.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,561,412	$—	$—	$1,561,412
Purchased Option	4,470	—	—	4,470
Total Investments in Securities	$1,565,882	$—	$—	$1,565,882

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — 106.4%(A)
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	39	$46,086
CHINA — 1.1%
Consumer Discretionary — 0.7%
JD.com ADR	370	22,026
Pinduoduo ADR *	359	35,175
		57,201
Information Technology — 0.4%
NXP Semiconductors	199	36,678
TOTAL CHINA		93,879
NETHERLANDS — 0.5%
Information Technology — 0.5%
ASML Holding, Cl G	70	46,259
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR	474	30,985
UNITED STATES — 104.0%
Communication Services — 17.6%
Activision Blizzard	603	46,172
Alphabet, Cl A *	3,653	361,063
Alphabet, Cl C *	3,652	364,725
Charter Communications, Cl A *	120	46,117
Comcast, Cl A	3,386	133,239
Electronic Arts	211	27,151
Meta Platforms, Cl A *	1,750	260,698
Netflix *	349	123,497
Sirius XM Holdings	2,949	17,075
T-Mobile US *	968	144,532
Warner Bros Discovery *	1,881	27,876
		1,552,145
Consumer Discretionary — 15.7%
Airbnb, Cl A *	305	33,889

Schedules of Investments (Unaudited)	January 31, 2023

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Amazon.com *	6,122	$631,362
Booking Holdings *	30	73,023
Dollar Tree *	171	25,681
eBay	451	22,324
Lucid Group *	1,451	16,962
Lululemon Athletica *	94	28,847
Marriott International, Cl A	246	42,848
O’Reilly Automotive *	49	38,825
Rivian Automotive, Cl A *	686	13,308
Ross Stores	266	31,439
Starbucks	901	98,335
Tesla *	1,894	328,079
		1,384,922
Consumer Staples — 6.5%
Costco Wholesale	344	175,832
Keurig Dr Pepper	1,089	38,420
Kraft Heinz	942	38,179
Mondelez International, Cl A	1,071	70,086
Monster Beverage *	402	41,840
PepsiCo	1,072	183,334
Walgreens Boots Alliance	661	24,365
		572,056
Energy — 0.5%
Baker Hughes, Cl A	763	24,218
Diamondback Energy	136	19,872
		44,090
Health Care — 6.7%
Align Technology *	59	15,914
Amgen	419	105,755
Biogen *	111	32,290
Dexcom *	300	32,127
Gilead Sciences	984	82,597
IDEXX Laboratories *	64	30,752
Illumina *	121	25,918
Intuitive Surgical *	277	68,056
Moderna *	296	52,114
Regeneron Pharmaceuticals *	84	63,711

Schedules of Investments (Unaudited)	January 31, 2023

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Seagen *	141	$19,667
Vertex Pharmaceuticals *	198	63,974
		592,875
Industrials — 3.9%
Cintas	79	35,056
Copart *	363	24,179
CoStar Group *	311	24,227
CSX	1,648	50,956
Fastenal	436	22,040
Honeywell International	527	109,869
Old Dominion Freight Line	86	28,659
PACCAR	266	29,076
Verisk Analytics, Cl A	120	21,815
		345,877
Information Technology — 51.7%
Adobe *	365	135,174
Advanced Micro Devices *	1,264	94,990
Analog Devices	399	68,416
ANSYS *	66	17,580
Apple	7,679	1,108,003
Applied Materials	674	75,144
Atlassian, Cl A *	115	18,586
Autodesk *	166	35,717
Automatic Data Processing	325	73,388
Broadcom	315	184,278
Cadence Design Systems *	211	38,577
Cisco Systems	3,196	155,549
Cognizant Technology Solutions, Cl A	392	26,166
Crowdstrike Holdings, Cl A *	166	17,579
Datadog, Cl A *	221	16,533
Enphase Energy *	104	23,023
Fiserv *	498	53,127
Fortinet *	599	31,352
GLOBALFOUNDRIES *	415	24,601
Intel	3,238	91,506
Intuit	221	93,410
KLA	109	42,780
Lam Research	106	53,011

Schedules of Investments (Unaudited)	January 31, 2023

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Marvell Technology	661	$28,522
Microchip Technology	421	32,678
Micron Technology	837	50,471
Microsoft	4,455	1,103,994
NVIDIA	1,915	374,134
Palo Alto Networks *	235	37,280
Paychex	280	32,441
PayPal Holdings *	894	72,852
QUALCOMM	879	117,092
Synopsys *	118	41,742
Texas Instruments	713	126,351
Workday, Cl A *	155	28,122
Zoom Video Communications, Cl A *	206	15,450
Zscaler *	120	14,899
		4,554,518
Utilities — 1.4%
American Electric Power	395	37,114
Constellation Energy	249	21,255
Exelon	762	32,149
Xcel Energy	419	28,814
		119,332
TOTAL UNITED STATES		9,165,815
TOTAL COMMON STOCK
(Cost $11,573,538)		9,383,024

PURCHASED OPTIONS — 0.2%
(Cost $70,132)		14,800
TOTAL INVESTMENTS — 106.6%
(Cost $11,643,670)		$9,397,824

WRITTEN OPTIONS— (6.8)%
(Premiums Received $(266,948))		$(596,370)

Percentages are based on Net Assets of $8,813,797.

Schedules of Investments (Unaudited)	January 31, 2023

Global X NASDAQ 100® Risk Managed Income ETF

A list of the exchange traded option contracts held by the Fund at January 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%
Put Options
Nasdaq-100	6	$6,495,000	$10,825.00	02/17/23	$11,520
Nasdaq-100® Reduced-Value Index	8	1,728,000	2,160.00	02/17/23	3,280
Total Purchased Options		$8,223,000			$14,800

WRITTEN OPTIONS — (6.8)%
Call Options
Nasdaq-100	(6)	$(6,840,000)	11,400.00	02/17/23	$(471,570)
Nasdaq-100® Reduced-Value Index	(8)	(1,824,000)	2,280.00	02/17/23	(124,800)
Total Written Options		$(8,664,000)			$(596,370)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at January 31, 2023 was $9,383,024.

Schedules of Investments (Unaudited)	January 31, 2023

Global X NASDAQ 100® Risk Managed Income ETF

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$9,383,024	$—	$—	$9,383,024
Purchased Options	14,800	—	—	14,800
Total Investments in Securities	$9,397,824	$—	$—	$9,397,824

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(596,370)	$—	$—	$(596,370)
Total Other Financial Instruments	$(596,370)	$—	$—	$(596,370)

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — 101.7%(A)
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	13	$15,362
CHINA — 1.0%
Consumer Discretionary — 0.6%
JD.com ADR	126	7,501
Pinduoduo ADR *	126	12,345
		19,846
Information Technology — 0.4%
NXP Semiconductors	67	12,349
TOTAL CHINA		32,195
NETHERLANDS — 0.5%
Information Technology — 0.5%
ASML Holding, Cl G	23	15,199
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR	158	10,329
UNITED STATES — 99.4%
Communication Services — 16.8%
Activision Blizzard	203	15,544
Alphabet, Cl A *	1,220	120,585
Alphabet, Cl C *	1,220	121,842
Charter Communications, Cl A *	40	15,372
Comcast, Cl A	1,121	44,111
Electronic Arts	71	9,136
Meta Platforms, Cl A *	584	86,999
Netflix *	116	41,048
Sirius XM Holdings	1,004	5,813
T-Mobile US *	323	48,227
Warner Bros Discovery *	627	9,292
		517,969
Consumer Discretionary — 15.0%
Airbnb, Cl A *	103	11,444

Schedules of Investments (Unaudited)	January 31, 2023

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Amazon.com *	2,045	$210,901
Booking Holdings *	10	24,341
Dollar Tree *	57	8,560
eBay	140	6,930
Lucid Group *	487	5,693
Lululemon Athletica *	32	9,820
Marriott International, Cl A	82	14,283
O’Reilly Automotive *	16	12,678
Rivian Automotive, Cl A *	236	4,578
Ross Stores	90	10,637
Starbucks	298	32,524
Tesla *	633	109,648
		462,037
Consumer Staples — 6.2%
Costco Wholesale	115	58,781
Keurig Dr Pepper	367	12,948
Kraft Heinz	317	12,848
Mondelez International, Cl A	355	23,231
Monster Beverage *	135	14,051
PepsiCo	358	61,225
Walgreens Boots Alliance	224	8,257
		191,341
Energy — 0.5%
Baker Hughes, Cl A	259	8,221
Diamondback Energy	45	6,575
		14,796
Health Care — 6.4%
Align Technology *	20	5,395
Amgen	139	35,084
Biogen *	37	10,763
Dexcom *	100	10,709
Gilead Sciences	326	27,364
IDEXX Laboratories *	21	10,091
Illumina *	41	8,782
Intuitive Surgical *	92	22,603
Moderna *	100	17,606
Regeneron Pharmaceuticals *	28	21,237

Schedules of Investments (Unaudited)	January 31, 2023

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Seagen *	48	$6,695
Vertex Pharmaceuticals *	67	21,648
		197,977
Industrials — 3.8%
Cintas	26	11,537
Copart *	123	8,193
CoStar Group *	105	8,180
CSX	545	16,851
Fastenal	148	7,481
Honeywell International	175	36,484
Old Dominion Freight Line	29	9,664
PACCAR	90	9,838
Verisk Analytics, Cl A	40	7,272
		115,500
Information Technology — 49.4%
Adobe *	121	44,811
Advanced Micro Devices *	419	31,488
Analog Devices	132	22,634
ANSYS *	24	6,393
Apple	2,565	370,104
Applied Materials	223	24,862
Atlassian, Cl A *	41	6,626
Autodesk *	56	12,049
Automatic Data Processing	108	24,387
Broadcom	105	61,426
Cadence Design Systems *	71	12,981
Cisco Systems	1,068	51,980
Cognizant Technology Solutions, Cl A	133	8,878
Crowdstrike Holdings, Cl A *	56	5,930
Datadog, Cl A *	75	5,611
Enphase Energy *	35	7,748
Fiserv *	165	17,602
Fortinet *	202	10,573
GLOBALFOUNDRIES *	141	8,358
Intel	1,072	30,295
Intuit	73	30,855
KLA	37	14,522
Lam Research	35	17,503

Schedules of Investments (Unaudited)	January 31, 2023

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Marvell Technology	221	$9,536
Microchip Technology	142	11,022
Micron Technology	282	17,005
Microsoft	1,488	368,741
NVIDIA	640	125,037
Palo Alto Networks *	78	12,374
Paychex	93	10,775
PayPal Holdings *	296	24,121
QUALCOMM	291	38,764
Synopsys *	40	14,150
Texas Instruments	236	41,822
Workday, Cl A *	52	9,434
Zoom Video Communications, Cl A *	63	4,725
Zscaler *	41	5,091
		1,520,213
Utilities — 1.3%
American Electric Power	133	12,497
Constellation Energy	85	7,255
Exelon	257	10,843
Xcel Energy	142	9,765
		40,360
TOTAL UNITED STATES		3,060,193
TOTAL COMMON STOCK
(Cost $3,919,042)		3,133,278

PURCHASED OPTIONS — 0.6%
(Cost $92,132)		17,435
TOTAL INVESTMENTS — 102.3%
(Cost $4,011,174)		$3,150,713

WRITTEN OPTIONS— (2.3)%
(Premiums Received $(48,282))		$(71,885)

Percentages are based on Net Assets of $3,079,013.

Schedules of Investments (Unaudited)	January 31, 2023

Global X NASDAQ 100® Collar 95-110 ETF

A list of the exchange traded option contracts held by the Fund at January 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.6%
Put Options
Nasdaq-100	1	$1,070,000	$10,700.00	03/17/23	$7,075
Nasdaq-100® Reduced-Value Index	7	1,498,000	2,140.00	03/17/23	10,360
Total Purchased Options		$2,568,000			$17,435

WRITTEN OPTIONS — (2.3)%
Call Options
Nasdaq-100	(1)	$(1,237,500)	12,375.00	03/17/23	$(29,255)
Nasdaq-100® Reduced-Value Index	(7)	(1,729,000)	2,470.00	03/17/23	(42,630)
Total Written Options		$(2,966,500)			$(71,885)

*	Non-income producing security.

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at January 31, 2023 was $3,133,278.

Schedules of Investments (Unaudited)	January 31, 2023

Global X NASDAQ 100® Collar 95-110 ETF

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,133,278	$—	$—	$3,133,278
Purchased Options	17,435	—	—	17,435
Total Investments in Securities	$3,150,713	$—	$—	$3,150,713

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(71,885)	$—	$—	$(71,885)
Total Other Financial Instruments	$(71,885)	$—	$—	$(71,885)

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments (Unaudited)	January 31, 2023

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

ICE — Intercontinental Exchange

LIBOR— London Interbank Offered Rate

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

S&P — Standard & Poor’s

Ser — Series

USD — U.S. Dollar

GLX-QH-003-2300

Consolidated Schedule of Investments (Unaudited)	January 31, 2023

Global X Blockchain & Bitcoin Strategy ETF

	Shares	Value
EXCHANGE TRADED FUND — 49.9%
Global X Blockchain ETF(A)
(Cost $13,407,864)	236,250	$4,991,963

	Face Amount
U.S. TREASURY OBLIGATIONS — 39.6%
U.S. Treasury Bills
4.687%, 05/30/23(B)	$1,000,000	984,913
4.589%, 04/13/23^(B)(C)	1,000,000	991,090
4.311%, 03/21/23(B)	1,000,000	994,008
4.303%, 03/02/23(B)	1,000,000	996,448
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,966,814)		3,966,459
TOTAL INVESTMENTS — 89.5%
(Cost $17,374,678)		$8,958,422

Percentages are based on Net Assets of $10,005,348.

A list of the futures contracts held by the Fund at January 31, 2023, is as follows:

	Number of	Expiration	Notional		Unrealized
Type of Contract	Contracts	Date	Amount	Value	Appreciation
Long Contracts
CME BITCOIN FUTURE^	43	Feb-2023	$4,950,409	$4,998,750	$48,341

^	Security is held by the Global X Bitcoin Strategy Subsidiary I, as of January 31, 2023.
(A)	Affiliated investment.
(B)	Interest rate represents the security's effective yield at the time of purchase.

(C)	Security, or a portion thereof, has been pledged as collateral on futures contracts.

ETF — Exchange Traded Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2023

Global X Blockchain & Bitcoin Strategy ETF

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$4,991,963	$—	$—	$4,991,963
U.S. Treasury Obligations	—	3,966,459	—	3,966,459
Total Investments in Securities	$4,991,963	$3,966,459	$—	$8,958,422

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$48,341	$—	$—	$48,341
Total Other Financial Instruments	$48,341	$—	$—	$48,341

* Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a summary of the transactions with affiliates for the period ended January 31, 2023:

			Changes in
			Unrealized
	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at
Value at 10/31/2022	Cost	Sales	(Depreciation)	(Loss)	1/31/2023	Income

Global X Blockchain ETF
$3,965,705	$1,110,694	$—	$(84,362)	$(74)	$4,991,963	$6,193

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-010-0300